UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Air Transportation Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Defense and Aerospace Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Environment and Alternative Energy Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Industrial Equipment Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Industrials Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Transportation Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Air Transportation Portfolio	.96%
Actual		$ 1,000.00	$ 964.60	$ 4.75
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89
Defense and Aerospace Portfolio	.85%
Actual		$ 1,000.00	$ 963.30	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33
Environment and Alternative Energy Portfolio	1.00%
Actual		$ 1,000.00	$ 970.70	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Industrial Equipment Portfolio	.83%
Actual		$ 1,000.00	$ 963.60	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Industrials Portfolio	.85%
Actual		$ 1,000.00	$ 989.30	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33
Transportation Portfolio	.90%
Actual		$ 1,000.00	$ 973.40	$ 4.48
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	12.6	14.6
FedEx Corp.	6.6	6.9
Textron, Inc.	5.9	7.6
The Boeing Co.	5.6	5.0
Rockwell Collins, Inc.	5.3	7.8
Precision Castparts Corp.	4.8	4.6
Southwest Airlines Co.	4.7	4.4
Delta Air Lines, Inc.	4.2	4.0
WestJet Airlines Ltd.	4.0	1.2
Ryanair Holdings PLC sponsored ADR	4.0	4.9
	57.7
Top Industries (% of fund's net assets)
As of August 31, 2012
Air Freight & Logistics	32.4%
Airlines	31.3%
Aerospace & Defense	26.1%
Road & Rail	0.5%
Transportation Infrastructure	0.5%
All Others*	9.2%

As of February 29, 2012
Aerospace & Defense	34.9%
Air Freight & Logistics	31.7%
Airlines	27.5%
Transportation Infrastructure	1.3%
Road & Rail	1.0%
All Others*	3.6%

* Includes short-term investments and net other assets.

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
AEROSPACE & DEFENSE - 26.1%
Aerospace & Defense - 26.1%
Bombardier, Inc. Class B (sub. vtg.)	205,300	$ 728,937
Ducommun, Inc. (a)	12,400	182,032
Embraer SA sponsored ADR	19,300	520,135
Meggitt PLC	50,945	319,689
Precision Castparts Corp.	19,000	3,060,520
Rockwell Collins, Inc.	68,900	3,367,143
Textron, Inc.	139,800	3,735,456
The Boeing Co.	50,500	3,605,700
TransDigm Group, Inc. (a)	2,200	304,964
United Technologies Corp.	10,500	838,425
		16,663,001
AIR FREIGHT & LOGISTICS - 32.4%
Air Freight & Logistics - 32.4%
Air Transport Services Group, Inc. (a)	66,200	307,830
C.H. Robinson Worldwide, Inc.	33,800	1,913,418
Expeditors International of Washington, Inc.	58,200	2,130,702
FedEx Corp.	48,400	4,241,292
Forward Air Corp.	43,400	1,459,108
Hub Group, Inc. Class A (a)	5,900	177,590
Kintetsu World Express, Inc.	3,100	96,979
Pacer International, Inc. (a)	137,100	562,110
United Parcel Service, Inc. Class B	108,900	8,037,910
UTI Worldwide, Inc.	126,300	1,734,099
		20,661,038
AIRLINES - 31.3%
Airlines - 31.3%
Alaska Air Group, Inc. (a)	64,200	2,153,910
Allegiant Travel Co. (a)	15,300	1,013,472
Copa Holdings SA Class A	6,600	512,358
Dart Group PLC	460,586	539,364
Delta Air Lines, Inc. (a)	312,002	2,698,817
JetBlue Airways Corp. (a)(d)	154,200	755,580
Ryanair Holdings PLC sponsored ADR (a)	81,500	2,529,760
SkyWest, Inc.	120,300	1,055,031
Southwest Airlines Co.	333,200	2,978,808
Spirit Airlines, Inc. (a)	4,600	89,930
United Continental Holdings, Inc. (a)	112,585	2,077,193
US Airways Group, Inc. (a)	94,700	1,009,502
WestJet Airlines Ltd.	147,600	2,552,960
		19,966,685

	Shares	Value
INDUSTRIAL CONGLOMERATES - 0.3%
Industrial Conglomerates - 0.3%
General Electric Co.	7,700	$ 159,467
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
ASL Marine Holdings Ltd.	577,000	280,052
MEDIA - 0.2%
Movies & Entertainment - 0.2%
Advanced Inflight Alliance AG	26,100	134,597
ROAD & RAIL - 0.5%
Trucking - 0.5%
Tegma Gestao Logistica SA	20,900	329,474
TRANSPORTATION INFRASTRUCTURE - 0.5%
Airport Services - 0.5%
Wesco Aircraft Holdings, Inc. (a)	23,100	322,014
TOTAL COMMON STOCKS (Cost $50,251,361)		58,516,328
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.17% (b)	5,191,099	5,191,099
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	118,650	118,650
TOTAL MONEY MARKET FUNDS (Cost $5,309,749)		5,309,749
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,561,110)	63,826,077
NET OTHER ASSETS (LIABILITIES) - 0.0%	456
NET ASSETS - 100%	$ 63,826,533
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,237
Fidelity Securities Lending Cash Central Fund	2,055
Total	$ 5,292
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 58,516,328	$ 58,419,349	$ 96,979	$ -
Money Market Funds	5,309,749	5,309,749	-	-
Total Investments in Securities:	$ 63,826,077	$ 63,729,098	$ 96,979	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.0%
Canada	5.1%
Ireland	4.0%
British Virgin Islands	2.7%
United Kingdom	1.3%
Brazil	1.3%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $110,740) - See accompanying schedule: Unaffiliated issuers (cost $50,251,361)	$ 58,516,328
Fidelity Central Funds (cost $5,309,749)	5,309,749
Total Investments (cost $55,561,110)		$ 63,826,077
Cash		34,511
Receivable for fund shares sold		212,623
Dividends receivable		121,915
Distributions receivable from Fidelity Central Funds		810
Other receivables		125
Total assets		64,196,061

Liabilities
Payable for fund shares redeemed	$ 184,985
Accrued management fee	30,145
Other affiliated payables	16,189
Other payables and accrued expenses	19,559
Collateral on securities loaned, at value	118,650
Total liabilities		369,528

Net Assets		$ 63,826,533
Net Assets consist of:
Paid in capital		$ 54,555,901
Undistributed net investment income		64,604
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		941,025
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,265,003
Net Assets, for 1,735,729 shares outstanding		$ 63,826,533
Net Asset Value, offering price and redemption price per share ($63,826,533 ÷ 1,735,729 shares)		$ 36.77

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 387,812
Interest		42
Income from Fidelity Central Funds (including $2,055 from security lending)		5,292
Total income		393,146

Expenses
Management fee	$ 190,565
Transfer agent fees	87,223
Accounting and security lending fees	13,436
Custodian fees and expenses	3,975
Independent trustees' compensation	236
Registration fees	15,912
Audit	17,222
Legal	135
Miscellaneous	270
Total expenses before reductions	328,974
Expense reductions	(432)	328,542
Net investment income (loss)		64,604
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,676,429
Foreign currency transactions	(1,461)
Total net realized gain (loss)		1,674,968
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,244,349)
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		(4,244,313)
Net gain (loss)		(2,569,345)
Net increase (decrease) in net assets resulting from operations		$ (2,504,741)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,604	$ 90,065
Net realized gain (loss)	1,674,968	5,278,424
Change in net unrealized appreciation (depreciation)	(4,244,313)	(6,836,239)
Net increase (decrease) in net assets resulting from operations	(2,504,741)	(1,467,750)
Distributions to shareholders from net investment income	-	(110,454)
Distributions to shareholders from net realized gain	-	(10,568,849)
Total distributions	-	(10,679,303)
Share transactions Proceeds from sales of shares	14,435,692	45,337,897
Reinvestment of distributions	-	9,888,534
Cost of shares redeemed	(20,758,775)	(83,900,972)
Net increase (decrease) in net assets resulting from share transactions	(6,323,083)	(28,674,541)
Redemption fees	1,954	3,029
Total increase (decrease) in net assets	(8,825,870)	(40,818,565)

Net Assets
Beginning of period	72,652,403	113,470,968
End of period (including undistributed net investment income of $64,604 and undistributed net income of $0, respectively)	$ 63,826,533	$ 72,652,403
Other Information Shares
Sold	378,775	1,190,480
Issued in reinvestment of distributions	-	264,574
Redeemed	(548,994)	(2,184,942)
Net increase (decrease)	(170,219)	(729,888)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 38.12	$ 43.05	$ 35.32	$ 17.35	$ 37.47	$ 50.74
Income from Investment Operations
Net investment income (loss) D	.04	.05	.17 G	(.07)	(.10)	(.04) H
Net realized and unrealized gain (loss)	(1.39)	.46 I	7.68	18.04	(17.05)	(7.61)
Total from investment operations	(1.35)	.51	7.85	17.97	(17.15)	(7.65)
Distributions from net investment income	-	(.05)	(.13)	-	-	-
Distributions from net realized gain	-	(5.39)	-	-	(2.99)	(5.63)
Total distributions	-	(5.44)	(.13)	-	(2.99)	(5.63)
Redemption fees added to paid in capital D	- L	- L	.01	- L	.02	.01
Net asset value, end of period	$ 36.77	$ 38.12	$ 43.05	$ 35.32	$ 17.35	$ 37.47
Total Return B,C	(3.54)%	2.01%	22.26%	103.57%	(49.44)%	(16.72)%
Ratios to Average Net Assets E,J
Expenses before reductions	.96% A	.96%	.92%	1.05%	1.08%	1.01%
Expenses net of fee waivers, if any	.96% A	.96%	.92%	1.05%	1.08%	1.01%
Expenses net of all reductions	.96% A	.95%	.91%	1.01%	1.07%	1.01%
Net investment income (loss)	.19% A	.12%	.43% G	(.28)%	(.37)%	(.08)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,827	$ 72,652	$ 113,471	$ 94,425	$ 34,911	$ 46,943
Portfolio turnover rate F	45% A	102%	161%	165%	66%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	20.5	22.7
The Boeing Co.	13.6	13.4
Precision Castparts Corp.	6.6	6.5
Raytheon Co.	5.7	5.0
TransDigm Group, Inc.	4.7	3.9
Honeywell International, Inc.	4.6	6.1
Textron, Inc.	4.5	4.6
Esterline Technologies Corp.	3.9	3.6
General Dynamics Corp.	3.5	0.7
Rockwell Collins, Inc.	3.1	5.0
	70.7
Top Industries (% of fund's net assets)
As of August 31, 2012
Aerospace & Defense	93.7%
Metals & Mining	2.1%
Trading Companies & Distributors	1.4%
Electrical Equipment	1.1%
Electronic Equipment & Components	0.7%
All Others*	1.0%

As of February 29, 2012
Aerospace & Defense	89.4%
Metals & Mining	2.4%
Trading Companies & Distributors	2.1%
Electrical Equipment	0.9%
Electronic Equipment & Components	0.9%
All Others*	4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AEROSPACE & DEFENSE - 93.7%
Aerospace & Defense - 93.7%
BE Aerospace, Inc. (a)	380,469	$ 15,317,682
DigitalGlobe, Inc. (a)(d)	332,345	6,902,806
Ducommun, Inc. (a)(e)	545,164	8,003,008
Embraer SA sponsored ADR	313,000	8,435,350
Esterline Technologies Corp. (a)	396,934	23,736,653
Exelis, Inc.	357,620	3,611,962
General Dynamics Corp.	325,699	21,336,541
HEICO Corp. (d)	181,664	6,329,174
Honeywell International, Inc.	478,528	27,969,962
Lockheed Martin Corp.	201,388	18,354,502
Meggitt PLC	1,492,500	9,365,711
Moog, Inc. Class A (a)	287,431	10,528,598
MTU Aero Engines Holdings AG	98,712	7,532,784
Northrop Grumman Corp.	183,069	12,245,485
Orbital Sciences Corp. (a)	965,511	13,324,052
Precision Castparts Corp.	251,337	40,485,364
Raytheon Co.	614,156	34,712,097
Rockwell Collins, Inc.	388,454	18,983,747
Rolls-Royce Group PLC	367,800	4,794,732
SIFCO Industries, Inc.	82,763	1,559,255
Teledyne Technologies, Inc. (a)	223,831	14,439,338
Textron, Inc.	1,041,166	27,819,956
The Boeing Co.	1,168,237	83,412,122
TransDigm Group, Inc. (a)	207,833	28,809,810
United Technologies Corp.	1,571,178	125,458,562
		573,469,253
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
AMETEK, Inc.	188,014	6,450,760
ELECTRONIC EQUIPMENT & COMPONENTS - 0.7%
Electronic Equipment & Instruments - 0.7%
FLIR Systems, Inc.	224,500	4,445,100
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Woodward, Inc.	90,700	3,168,151
METALS & MINING - 2.1%
Diversified Metals & Mining - 0.5%
Titanium Metals Corp.	244,400	2,991,456

	Shares	Value
Steel - 1.6%
Carpenter Technology Corp.	127,100	$ 6,006,746
Haynes International, Inc.	77,909	3,798,064
		9,804,810
TOTAL METALS & MINING		12,796,266
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	259,307	3,280,234
Air Lease Corp. Class A (a)(d)	263,800	5,439,556
		8,719,790
TOTAL COMMON STOCKS (Cost $544,515,864)		609,049,320
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (b)	4,300,390	4,300,390
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,896,100	3,896,100
TOTAL MONEY MARKET FUNDS (Cost $8,196,490)		8,196,490
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $552,712,354)	617,245,810
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,088,719)
NET ASSETS - 100%	$ 612,157,091
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,439
Fidelity Securities Lending Cash Central Fund	27,992
Total	$ 47,431
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ducommun, Inc.	$ -	$ 7,563,548	$ -	$ -	$ 8,003,008
Total	$ -	$ 7,563,548	$ -	$ -	$ 8,003,008
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,788,181) - See accompanying schedule: Unaffiliated issuers (cost $536,952,316)	$ 601,046,312
Fidelity Central Funds (cost $8,196,490)	8,196,490
Other affiliated issuers (cost $7,563,548)	8,003,008
Total Investments (cost $552,712,354)		$ 617,245,810
Receivable for fund shares sold		207,333
Dividends receivable		2,235,167
Distributions receivable from Fidelity Central Funds		6,533
Other receivables		2,828
Total assets		619,697,671

Liabilities
Payable for investments purchased	$ 1,402,607
Payable for fund shares redeemed	1,788,744
Accrued management fee	288,075
Other affiliated payables	143,481
Other payables and accrued expenses	21,573
Collateral on securities loaned, at value	3,896,100
Total liabilities		7,540,580

Net Assets		$ 612,157,091
Net Assets consist of:
Paid in capital		$ 554,587,325
Undistributed net investment income		2,904,668
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,869,400)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,534,498
Net Assets, for 7,416,087 shares outstanding		$ 612,157,091
Net Asset Value, offering price and redemption price per share ($612,157,091 ÷ 7,416,087 shares)		$ 82.54

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,555,263
Income from Fidelity Central Funds (including $27,992 from security lending)		47,431
Total income		5,602,694

Expenses
Management fee	$ 1,772,951
Transfer agent fees	756,683
Accounting and security lending fees	117,433
Custodian fees and expenses	5,459
Independent trustees' compensation	2,174
Registration fees	22,800
Audit	17,667
Legal	1,253
Miscellaneous	3,843
Total expenses before reductions	2,700,263
Expense reductions	(7,439)	2,692,824
Net investment income (loss)		2,909,870
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,981,715)
Foreign currency transactions	3,274
Total net realized gain (loss)		(4,978,441)
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,186,375)
Assets and liabilities in foreign currencies	1,042
Total change in net unrealized appreciation (depreciation)		(23,185,333)
Net gain (loss)		(28,163,774)
Net increase (decrease) in net assets resulting from operations		$ (25,253,904)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,909,870	$ 4,716,023
Net realized gain (loss)	(4,978,441)	81,261,739
Change in net unrealized appreciation (depreciation)	(23,185,333)	(23,583,052)
Net increase (decrease) in net assets resulting from operations	(25,253,904)	62,394,710
Distributions to shareholders from net investment income	(1,047,065)	(4,239,094)
Distributions to shareholders from net realized gain	(1,406,058)	(953,357)
Total distributions	(2,453,123)	(5,192,451)
Share transactions Proceeds from sales of shares	71,288,742	165,263,521
Reinvestment of distributions	2,365,491	5,004,209
Cost of shares redeemed	(114,947,584)	(224,292,010)
Net increase (decrease) in net assets resulting from share transactions	(41,293,351)	(54,024,280)
Redemption fees	3,121	15,836
Total increase (decrease) in net assets	(68,997,257)	3,193,815

Net Assets
Beginning of period	681,154,348	677,960,533
End of period (including undistributed net investment income of $2,904,668 and undistributed net investment income of $1,041,863, respectively)	$ 612,157,091	$ 681,154,348
Other Information Shares
Sold	852,509	2,079,372
Issued in reinvestment of distributions	28,339	64,501
Redeemed	(1,383,169)	(2,893,816)
Net increase (decrease)	(502,321)	(749,943)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 86.02	$ 78.21	$ 62.05	$ 38.96	$ 79.93	$ 84.46
Income from Investment Operations
Net investment income (loss) D	.38	.56	.42	.73 G	.58	.24
Net realized and unrealized gain (loss)	(3.53)	7.87	16.17	23.32	(36.29)	2.46
Total from investment operations	(3.15)	8.43	16.59	24.05	(35.71)	2.70
Distributions from net investment income	(.14)	(.51)	(.43)	(.96)	(.51)	(.14)
Distributions from net realized gain	(.19)	(.12)	-	-	(4.75)	(7.10)
Total distributions	(.33)	(.62) K	(.43)	(.96)	(5.26)	(7.24)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 82.54	$ 86.02	$ 78.21	$ 62.05	$ 38.96	$ 79.93
Total Return B,C	(3.67)%	10.87%	26.79%	62.05%	(47.61)%	2.80%
Ratios to Average Net Assets E,H
Expenses before reductions	.85% A	.86%	.88%	.95%	.88%	.87%
Expenses net of fee waivers, if any	.85% A	.86%	.88%	.95%	.88%	.87%
Expenses net of all reductions	.85% A	.86%	.88%	.94%	.88%	.87%
Net investment income (loss)	.92% A	.72%	.62%	1.39% G	.91%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 612,157	$ 681,154	$ 677,961	$ 609,095	$ 436,291	$ 1,207,867
Portfolio turnover rate F	52% A	56%	43%	70%	58%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.623 per share is comprised of distributions from net investment income of $.508 and distributions from net realized gain of $.115 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Danaher Corp.	10.1	8.7
Emerson Electric Co.	9.2	8.9
Republic Services, Inc.	6.3	7.7
Stericycle, Inc.	5.4	6.0
Air Products & Chemicals, Inc.	5.0	5.1
Ashland, Inc.	4.8	5.4
Ecolab, Inc.	4.4	4.6
Enel SpA	4.3	5.5
Ingersoll-Rand PLC	4.2	0.4
Eaton Corp.	3.9	4.9
	57.6
Top Industries (% of fund's net assets)
As of August 31, 2012
Energy Efficiency	35.6%
Water Infrastructure & Technologies	21.1%
Waste Management & Technologies	19.7%
Environmental Support Services	13.4%
Renewable & Alternative Energy	8.3%
All Others*	1.9%

As of February 29, 2012
Energy Efficiency	26.7%
Waste Management & Technologies	19.8%
Renewable & Alternative Energy	17.2%
Water Infrastructure & Technologies	16.2%
Environmental Support Services	15.5%
All Others*	4.6%

* Includes short-term investments and net other assets.

Semiannual Report

Environment and Alternative Energy Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Energy Efficiency - 35.2%
Buildings Energy Efficiency - 12.4%
Apogee Enterprises, Inc.	18,900	$ 298,620
Cree, Inc. (a)(d)	38,000	1,071,600
Ingersoll-Rand PLC	58,500	2,735,460
Johnson Controls, Inc.	81,100	2,206,731
Lennox International, Inc.	17,300	821,923
Owens Corning (a)	28,700	957,432
TOTAL BUILDINGS ENERGY EFFICIENCY		8,091,766
Diversified Energy Efficiency - 1.0%
Corning, Inc.	56,500	677,435
Industrial Energy Efficiency - 1.4%
ON Semiconductor Corp. (a)	143,100	891,513
Power Network Efficiency - 19.0%
Eaton Corp.	56,500	2,526,680
Emerson Electric Co.	118,900	6,030,608
ESCO Technologies, Inc.	12,300	435,789
Exide Technologies (a)	83,300	254,898
Hubbell, Inc. Class B	30,000	2,424,600
Quanta Services, Inc. (a)	31,400	753,600
TOTAL POWER NETWORK EFFICIENCY		12,426,175
Transport Energy Efficiency - 1.4%
Sensata Technologies Holding BV (a)	31,200	936,936
TOTAL ENERGY EFFICIENCY		23,023,825
Environmental Support Services - 13.4%
Diversified Environmental - 10.3%
Air Products & Chemicals, Inc.	39,400	3,253,652
Parker Hannifin Corp.	28,500	2,279,430
Praxair, Inc.	11,300	1,192,150
TOTAL DIVERSIFIED ENVIRONMENTAL		6,725,232
Environmental Consultancies - 3.1%
AECOM Technology Corp. (a)	25,500	494,445
Jacobs Engineering Group, Inc. (a)	39,300	1,553,922
TOTAL ENVIRONMENTAL CONSULTANCIES		2,048,367
TOTAL ENVIRONMENTAL SUPPORT SERVICES		8,773,599
Pollution Control - 1.1%
Pollution Control Solutions - 1.1%
Tenneco, Inc. (a)	22,700	689,399

	Shares	Value
Renewable & Alternative Energy - 8.3%
Biofuels - 0.5%
Amyris, Inc. (a)(d)	110,100	$ 343,512
Renewable Energy Developers and Independent Power Producers (IPPs) - 7.2%
Empresa Nacional de Electricidad SA sponsored ADR	13,300	655,158
Enel SpA	841,670	2,773,670
Tractebel Energia SA	76,000	1,263,983
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		4,692,811
Solar Energy Generation Equipment - 0.6%
GT Advanced Technologies, Inc. (a)(d)	73,900	428,620
TOTAL RENEWABLE & ALTERNATIVE ENERGY		5,464,943
Waste Management & Technologies - 19.7%
General Waste Management - 8.3%
Republic Services, Inc.	148,900	4,117,085
Waste Management, Inc.	37,600	1,300,208
TOTAL GENERAL WASTE MANAGEMENT		5,417,293
Hazardous Waste Management - 6.7%
EnergySolutions, Inc. (a)	204,400	500,780
Stericycle, Inc. (a)	38,500	3,523,520
US Ecology, Inc.	20,600	387,280
TOTAL HAZARDOUS WASTE MANAGEMENT		4,411,580
Recycling and Value Added Waste Processing - 4.7%
Commercial Metals Co.	63,400	807,716
Covanta Holding Corp.	75,500	1,291,050
Interface, Inc.	31,300	429,749
Schnitzer Steel Industries, Inc. Class A	20,400	563,448
TOTAL RECYCLING AND VALUE ADDED WASTE PROCESSING		3,091,963
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		12,920,836
Water Infrastructure & Technologies - 21.1%
Water Infrastructure - 1.8%
Aegion Corp. (a)	58,400	1,139,968
Water Treatment Equipment - 19.3%
Ashland, Inc.	42,700	3,144,001
Common Stocks - continued
	Shares	Value
Water Infrastructure & Technologies - continued
Water Treatment Equipment - continued
Danaher Corp.	123,600	$ 6,621,252
Ecolab, Inc.	45,100	2,887,753
TOTAL WATER TREATMENT EQUIPMENT		12,653,006
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		13,792,974
TOTAL COMMON STOCKS (Cost $64,243,866)		64,665,576
Convertible Bonds - 0.4%
	Principal Amount
Energy Efficiency - 0.4%
Buildings Energy Efficiency - 0.4%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $275,800)	$ 275,800	275,800
Cash Equivalents - 3.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	466,013	466,013
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,683,400	1,683,400
TOTAL CASH EQUIVALENTS (Cost $2,149,413)		2,149,413
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $66,669,079)	67,090,789
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(1,612,341)
NET ASSETS - 100%	$ 65,478,448
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $275,800 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 275,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 464
Fidelity Securities Lending Cash Central Fund	37,175
Total	$ 37,639
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 64,665,576	$ 64,665,576	$ -	$ -
Convertible Bonds	275,800	-	-	275,800
Money Market Funds	2,149,413	2,149,413	-	-
Total Investments in Securities:	$ 67,090,789	$ 66,814,989	$ -	$ 275,800
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.2%
Italy	4.3%
Ireland	4.2%
Brazil	1.9%
Netherlands	1.4%
Chile	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,640,420) - See accompanying schedule: Unaffiliated issuers (cost $64,519,666)	$ 64,941,376
Fidelity Central Funds (cost $2,149,413)	2,149,413
Total Investments (cost $66,669,079)		$ 67,090,789
Receivable for fund shares sold		61,293
Dividends receivable		114,626
Interest receivable		27,580
Distributions receivable from Fidelity Central Funds		3,414
Total assets		67,297,702

Liabilities
Payable for fund shares redeemed	$ 68,647
Accrued management fee	30,448
Other affiliated payables	18,024
Other payables and accrued expenses	18,735
Collateral on securities loaned, at value	1,683,400
Total liabilities		1,819,254

Net Assets		$ 65,478,448
Net Assets consist of:
Paid in capital		$ 76,612,752
Undistributed net investment income		434,967
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,990,503)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		421,232
Net Assets, for 4,133,070 shares outstanding		$ 65,478,448
Net Asset Value, offering price and redemption price per share ($65,478,448 ÷ 4,133,070 shares)		$ 15.84

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 730,936
Interest		11,093
Income from Fidelity Central Funds (including $37,175 from security lending)		37,639
Total income		779,668

Expenses
Management fee	$ 187,921
Transfer agent fees	101,782
Accounting and security lending fees	13,317
Custodian fees and expenses	2,847
Independent trustees' compensation	230
Registration fees	14,338
Audit	17,121
Legal	158
Miscellaneous	431
Total expenses before reductions	338,145
Expense reductions	(166)	337,979
Net investment income (loss)		441,689
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(388,520)
Foreign currency transactions	(9,736)
Total net realized gain (loss)		(398,256)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,279,427)
Assets and liabilities in foreign currencies	(427)
Total change in net unrealized appreciation (depreciation)		(2,279,854)
Net gain (loss)		(2,678,110)
Net increase (decrease) in net assets resulting from operations		$ (2,236,421)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 441,689	$ 1,005,199
Net realized gain (loss)	(398,256)	(5,141,157)
Change in net unrealized appreciation (depreciation)	(2,279,854)	(10,791,584)
Net increase (decrease) in net assets resulting from operations	(2,236,421)	(14,927,542)
Distributions to shareholders from net investment income	(8,735)	(910,843)
Share transactions Proceeds from sales of shares	5,904,186	43,448,137
Reinvestment of distributions	8,404	874,813
Cost of shares redeemed	(16,133,937)	(47,411,226)
Net increase (decrease) in net assets resulting from share transactions	(10,221,347)	(3,088,276)
Redemption fees	1,455	5,933
Total increase (decrease) in net assets	(12,465,048)	(18,920,728)

Net Assets
Beginning of period	77,943,496	96,864,224
End of period (including undistributed net investment income of $434,967 and undistributed net investment income of $2,013, respectively)	$ 65,478,448	$ 77,943,496
Other Information Shares
Sold	376,599	2,426,768
Issued in reinvestment of distributions	529	56,886
Redeemed	(1,020,678)	(2,755,970)
Net increase (decrease)	(643,550)	(272,316)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 19.19	$ 14.94	$ 10.94	$ 17.71	$ 17.21
Income from Investment Operations
Net investment income (loss) D	.10	.20	.10	.11	.06	.04
Net realized and unrealized gain (loss)	(.58)	(2.88)	4.22	4.03	(6.76)	.53
Total from investment operations	(.48)	(2.68)	4.32	4.14	(6.70)	.57
Distributions from net investment income	- I	(.19)	(.07)	(.14)	(.07)	(.07)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.84	$ 16.32	$ 19.19	$ 14.94	$ 10.94	$ 17.71
Total Return B,C	(2.93)%	(13.92)%	28.96%	37.77%	(37.88)%	3.27%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	1.01%	1.08%	1.08%	1.06%	1.08%
Expenses net of fee waivers, if any	1.00% A	1.01%	1.08%	1.08%	1.06%	1.08%
Expenses net of all reductions	1.00% A	1.00%	1.07%	1.08%	1.06%	1.07%
Net investment income (loss)	1.31% A	1.15%	.59%	.82%	.37%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,478	$ 77,943	$ 96,864	$ 47,186	$ 39,004	$ 38,510
Portfolio turnover rate F	45% A	183%	190%	132%	107%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	17.8	13.0
3M Co.	6.0	0.0
United Technologies Corp.	5.8	7.1
Caterpillar, Inc.	5.6	6.9
Emerson Electric Co.	3.8	4.3
Honeywell International, Inc.	3.8	4.9
Cummins, Inc.	3.6	5.0
Illinois Tool Works, Inc.	3.2	0.0
Regal-Beloit Corp.	2.9	4.0
Raytheon Co.	2.8	0.0
	55.3
Top Industries (% of fund's net assets)
As of August 31, 2012
Industrial Conglomerates	26.9%
Machinery	26.8%
Aerospace & Defense	17.5%
Electrical Equipment	12.1%
Construction & Engineering	2.9%
All Others*	13.8%

As of February 29, 2012
Machinery	29.5%
Aerospace & Defense	18.5%
Industrial Conglomerates	16.0%
Electrical Equipment	12.7%
Building Products	7.2%
All Others*	16.1%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
AEROSPACE & DEFENSE - 17.5%
Aerospace & Defense - 17.5%
Alliant Techsystems, Inc.	22,500	$ 1,102,275
American Science & Engineering, Inc.	11,900	707,693
Honeywell International, Inc.	192,000	11,222,400
Precision Castparts Corp.	39,600	6,378,768
Raytheon Co.	148,200	8,376,264
Rockwell Collins, Inc.	51,700	2,526,579
Teledyne Technologies, Inc. (a)	20,100	1,296,651
The Boeing Co.	14,200	1,013,880
TransDigm Group, Inc. (a)	17,100	2,370,402
United Technologies Corp.	214,900	17,159,765
		52,154,677
AIR FREIGHT & LOGISTICS - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	13,800	781,218
Expeditors International of Washington, Inc.	18,500	677,285
		1,458,503
BUILDING PRODUCTS - 2.6%
Building Products - 2.6%
AAON, Inc.	42,200	776,480
Armstrong World Industries, Inc.	18,100	795,857
Gibraltar Industries, Inc. (a)	70,241	767,734
Owens Corning (a)	51,800	1,728,048
Quanex Building Products Corp.	150,178	2,628,115
Simpson Manufacturing Co. Ltd.	37,600	956,168
		7,652,402
CONSTRUCTION & ENGINEERING - 2.9%
Construction & Engineering - 2.9%
Fluor Corp.	63,600	3,275,400
Jacobs Engineering Group, Inc. (a)	60,400	2,388,216
KBR, Inc.	64,800	1,755,432
Larsen & Toubro Ltd.	23,059	557,693
Primoris Services Corp.	65,300	803,190
		8,779,931
ELECTRICAL EQUIPMENT - 12.1%
Electrical Components & Equipment - 11.6%
Acuity Brands, Inc.	21,600	1,385,856
AMETEK, Inc.	79,650	2,732,792
Emerson Electric Co.	221,400	11,229,408
GrafTech International Ltd. (a)	95,800	897,646
Hubbell, Inc. Class B	20,900	1,689,138
II-VI, Inc. (a)	53,400	993,240
Regal-Beloit Corp.	127,332	8,666,216
Rockwell Automation, Inc.	51,000	3,675,060
Roper Industries, Inc.	30,400	3,124,816
		34,394,172

	Shares	Value
Heavy Electrical Equipment - 0.5%
AZZ, Inc.	27,600	$ 876,576
Bharat Heavy Electricals Ltd.	165,641	636,163
		1,512,739
TOTAL ELECTRICAL EQUIPMENT		35,906,911
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
FLIR Systems, Inc.	41,300	817,740
INDUSTRIAL CONGLOMERATES - 26.9%
Industrial Conglomerates - 26.9%
3M Co.	191,600	17,742,160
Danaher Corp.	155,400	8,324,778
General Electric Co.	2,553,455	52,882,053
Raven Industries, Inc.	28,200	856,434
		79,805,425
MACHINERY - 26.8%
Construction & Farm Machinery & Heavy Trucks - 12.9%
Ashok Leyland Ltd.	1,508,133	559,523
Caterpillar, Inc.	194,000	16,554,020
Cummins, Inc.	110,400	10,720,944
Joy Global, Inc.	52,700	2,813,126
Manitowoc Co., Inc.	87,200	1,123,136
PACCAR, Inc.	100,900	4,026,919
WABCO Holdings, Inc. (a)	14,000	822,080
Wabtec Corp.	21,000	1,640,940
		38,260,688
Industrial Machinery - 13.9%
Actuant Corp. Class A	42,800	1,203,536
Alfa Laval AB	43,200	739,766
Blount International, Inc. (a)	59,800	770,224
Donaldson Co., Inc.	57,700	2,036,233
Flowserve Corp.	19,100	2,438,306
Gorman-Rupp Co.	28,900	795,906
Graco, Inc.	30,100	1,486,940
Illinois Tool Works, Inc.	158,300	9,385,607
Ingersoll-Rand PLC	139,100	6,504,316
Lincoln Electric Holdings, Inc.	36,200	1,493,250
Middleby Corp. (a)	11,800	1,358,770
Nordson Corp.	26,500	1,558,465
Pall Corp.	41,400	2,298,114
Parker Hannifin Corp.	58,800	4,702,824
Sun Hydraulics Corp.	42,300	979,245
Valmont Industries, Inc.	11,600	1,470,300
Weg SA	75,600	748,589
Woodward, Inc.	35,800	1,250,494
		41,220,885
TOTAL MACHINERY		79,481,573
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
Applied Industrial Technologies, Inc.	30,700	$ 1,248,876
Houston Wire & Cable Co.	66,300	727,311
MSC Industrial Direct Co., Inc. Class A	24,100	1,670,130
Watsco, Inc.	16,500	1,245,090
WESCO International, Inc. (a)	47,400	2,738,772
		7,630,179
TRANSPORTATION INFRASTRUCTURE - 0.2%
Highways & Railtracks - 0.2%
CCR SA	87,700	788,043
TOTAL COMMON STOCKS (Cost $240,437,270)		274,475,384
Money Market Funds - 7.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $22,248,565)	22,248,565	$ 22,248,565
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $262,685,835)	296,723,949
NET OTHER ASSETS (LIABILITIES) - 0.1%	211,623
NET ASSETS - 100%	$ 296,935,572
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,629
Fidelity Securities Lending Cash Central Fund	1,015
Total	$ 14,644
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Key Technology, Inc.	$ 3,964,961	$ -	$ 2,818,293	$ -	$ -
Total	$ 3,964,961	$ -	$ 2,818,293	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $240,437,270)	$ 274,475,384
Fidelity Central Funds (cost $22,248,565)	22,248,565
Total Investments (cost $262,685,835)		$ 296,723,949
Receivable for fund shares sold		18,016
Dividends receivable		579,130
Distributions receivable from Fidelity Central Funds		3,000
Other receivables		1,343
Total assets		297,325,438

Liabilities
Payable for fund shares redeemed	170,648
Accrued management fee	137,624
Transfer agent fee payable	45,600
Other affiliated payables	9,597
Other payables and accrued expenses	26,397
Total liabilities		389,866

Net Assets		$ 296,935,572
Net Assets consist of:
Paid in capital		$ 266,584,797
Undistributed net investment income		1,191,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,878,415)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		34,038,087
Net Assets, for 8,488,858 shares outstanding		$ 296,935,572
Net Asset Value, offering price and redemption price per share ($296,935,572 ÷ 8,488,858 shares)		$ 34.98

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,486,802
Interest		55
Income from Fidelity Central Funds (including $1,015 from security lending)		14,644
Total income		2,501,501

Expenses
Management fee	$ 870,269
Transfer agent fees	309,336
Accounting and security lending fees	60,913
Custodian fees and expenses	11,423
Independent trustees' compensation	1,071
Registration fees	23,075
Audit	22,454
Legal	636
Miscellaneous	1,529
Total expenses before reductions	1,300,706
Expense reductions	(2,411)	1,298,295
Net investment income (loss)		1,203,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $17,457)	3,311,489
Other affiliated issuers	(2,048,055)
Foreign currency transactions	48,438
Total net realized gain (loss)		1,311,872
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31,751)	(16,683,230)
Assets and liabilities in foreign currencies	(2,569)
Total change in net unrealized appreciation (depreciation)		(16,685,799)
Net gain (loss)		(15,373,927)
Net increase (decrease) in net assets resulting from operations		$ (14,170,721)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,203,206	$ 2,683,212
Net realized gain (loss)	1,311,872	6,338,922
Change in net unrealized appreciation (depreciation)	(16,685,799)	(7,805,695)
Net increase (decrease) in net assets resulting from operations	(14,170,721)	1,216,439
Distributions to shareholders from net investment income	(625,508)	(2,550,520)
Distributions to shareholders from net realized gain	-	(1,033,874)
Total distributions	(625,508)	(3,584,394)
Share transactions Proceeds from sales of shares	45,905,370	175,476,236
Reinvestment of distributions	617,206	3,511,222
Cost of shares redeemed	(86,466,853)	(187,624,495)
Net increase (decrease) in net assets resulting from share transactions	(39,944,277)	(8,637,037)
Redemption fees	2,063	8,044
Total increase (decrease) in net assets	(54,738,443)	(10,996,948)

Net Assets
Beginning of period	351,674,015	362,670,963
End of period (including undistributed net investment income of $1,191,103 and undistributed net investment income of $613,405, respectively)	$ 296,935,572	$ 351,674,015
Other Information Shares
Sold	1,298,855	5,105,217
Issued in reinvestment of distributions	17,415	104,395
Redeemed	(2,497,073)	(5,569,458)
Net increase (decrease)	(1,180,803)	(359,846)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 36.37	$ 36.16	$ 26.16	$ 13.98	$ 32.45	$ 31.50
Income from Investment Operations
Net investment income (loss) D	.13	.28	.26	.19	.33	.28
Net realized and unrealized gain (loss)	(1.45)	.29 G	9.89	12.22	(17.96)	2.73
Total from investment operations	(1.32)	.57	10.15	12.41	(17.63)	3.01
Distributions from net investment income	(.07)	(.26)	(.15)	(.23)	(.34)	(.23)
Distributions from net realized gain	-	(.10)	-	-	(.50)	(1.83)
Total distributions	(.07)	(.36)	(.15)	(.23)	(.84)	(2.06)
Redemption fee added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 34.98	$ 36.37	$ 36.16	$ 26.16	$ 13.98	$ 32.45
Total Return B,C	(3.64)%	1.66%	38.87%	89.06%	(55.46)%	9.25%
Ratios to Average Net Assets E,H
Expenses before reductions	.83% A	.84%	.89%	.95%	.90%	.88%
Expenses net of fee waivers, if any	.83% A	.84%	.89%	.95%	.90%	.88%
Expenses net of all reductions	.83% A	.84%	.88%	.94%	.90%	.88%
Net investment income (loss)	.77% A	.85%	.85%	.87%	1.22%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,936	$ 351,674	$ 362,671	$ 120,368	$ 47,260	$ 169,045
Portfolio turnover rate F	85% A	101%	82%	74%	136%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	14.8	11.0
United Technologies Corp.	6.2	6.2
3M Co.	4.1	3.6
Danaher Corp.	3.9	3.6
Union Pacific Corp.	3.6	3.4
Honeywell International, Inc.	3.4	3.1
Cummins, Inc.	3.2	3.4
Tyco International Ltd.	2.5	2.2
Emerson Electric Co.	2.5	3.2
Textron, Inc.	2.4	2.1
	46.6
Top Industries (% of fund's net assets)
As of August 31, 2012
Industrial Conglomerates	26.2%
Machinery	20.3%
Aerospace & Defense	14.0%
Electrical Equipment	7.7%
Road & Rail	7.2%
All Others*	24.6%

As of February 29, 2012
Machinery	22.4%
Industrial Conglomerates	21.0%
Aerospace & Defense	13.0%
Electrical Equipment	11.2%
Road & Rail	6.2%
All Others*	26.2%

* Includes short-term investments and net other assets.

Semiannual Report

Industrials Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
AEROSPACE & DEFENSE - 13.9%
Aerospace & Defense - 13.9%
Honeywell International, Inc.	326,396	$ 19,077,846
Precision Castparts Corp.	34,700	5,589,476
Teledyne Technologies, Inc. (a)	78,800	5,083,388
Textron, Inc.	520,833	13,916,658
United Technologies Corp.	439,397	35,085,850
		78,753,218
AIR FREIGHT & LOGISTICS - 1.9%
Air Freight & Logistics - 1.9%
United Parcel Service, Inc. Class B	147,065	10,854,868
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
Owens Corning (a)	230,854	7,701,289
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Diversified Support Services - 0.3%
Aggreko PLC	42,700	1,600,108
Copart, Inc. (a)	7,439	198,696
		1,798,804
Environmental & Facility Services - 1.4%
Republic Services, Inc.	286,915	7,933,200
Office Services & Supplies - 0.3%
Mine Safety Appliances Co.	50,100	1,746,987
Security & Alarm Services - 0.6%
Corrections Corp. of America	96,799	3,224,375
TOTAL COMMERCIAL SERVICES & SUPPLIES		14,703,366
CONSTRUCTION & ENGINEERING - 4.8%
Construction & Engineering - 4.8%
AECOM Technology Corp. (a)	362,004	7,019,258
EMCOR Group, Inc.	237,568	6,564,004
Jacobs Engineering Group, Inc. (a)	184,885	7,310,353
MasTec, Inc. (a)	110,186	2,009,793
Quanta Services, Inc. (a)	173,875	4,173,000
		27,076,408
ELECTRICAL EQUIPMENT - 7.7%
Electrical Components & Equipment - 7.7%
AMETEK, Inc.	282,512	9,692,987
Emerson Electric Co.	279,928	14,197,948
GrafTech International Ltd. (a)	345,378	3,236,192
Hubbell, Inc. Class B	87,026	7,033,441
Prysmian SpA	182,137	3,049,213
Regal-Beloit Corp.	96,012	6,534,577
		43,744,358
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
McDermott International, Inc. (a)	172,346	1,919,934

	Shares	Value
INDUSTRIAL CONGLOMERATES - 26.2%
Industrial Conglomerates - 26.2%
3M Co.	249,133	$ 23,069,716
Carlisle Companies, Inc.	100,446	5,257,344
Danaher Corp.	413,298	22,140,374
General Electric Co.	4,042,415	83,718,411
Tyco International Ltd.	256,494	14,461,132
		148,646,977
MACHINERY - 20.3%
Construction & Farm Machinery & Heavy Trucks - 6.6%
Cummins, Inc.	189,761	18,427,691
Deere & Co.	111,046	8,340,665
Manitowoc Co., Inc.	486,249	6,262,887
Oshkosh Truck Corp. (a)	87,300	2,212,182
Toro Co.	59,200	2,202,240
		37,445,665
Industrial Machinery - 13.7%
Actuant Corp. Class A	113,316	3,186,446
Dover Corp.	147,111	8,504,487
Flowserve Corp.	41,000	5,234,060
Graco, Inc.	111,900	5,527,860
Illinois Tool Works, Inc.	226,369	13,421,418
Ingersoll-Rand PLC	166,142	7,768,800
Pall Corp.	106,860	5,931,799
Parker Hannifin Corp.	114,214	9,134,836
SPX Corp.	29,600	1,891,440
Timken Co.	97,833	3,928,973
TriMas Corp. (a)	263,529	5,665,874
Valmont Industries, Inc.	58,253	7,383,568
		77,579,561
TOTAL MACHINERY		115,025,226
MARINE - 0.5%
Marine - 0.5%
Kirby Corp. (a)	52,600	2,769,390
PROFESSIONAL SERVICES - 5.6%
Human Resource & Employment Services - 2.0%
Manpower, Inc.	109,300	4,056,123
Towers Watson & Co.	135,450	7,357,644
		11,413,767
Research & Consulting Services - 3.6%
Bureau Veritas SA	46,678	4,306,495
Dun & Bradstreet Corp.	68,440	5,540,218
IHS, Inc. Class A (a)	69,988	7,981,432
Nielsen Holdings B.V. (a)	94,344	2,645,406
		20,473,551
TOTAL PROFESSIONAL SERVICES		31,887,318
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 7.2%
Railroads - 6.1%
CSX Corp.	423,372	$ 9,508,935
Genesee & Wyoming, Inc. Class A (a)	70,751	4,496,934
Union Pacific Corp.	171,098	20,778,141
		34,784,010
Trucking - 1.1%
J.B. Hunt Transport Services, Inc.	101,619	5,328,900
Quality Distribution, Inc. (a)	81,087	788,977
		6,117,877
TOTAL ROAD & RAIL		40,901,887
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
W.W. Grainger, Inc.	24,219	4,988,145
Watsco, Inc.	66,900	5,048,274
WESCO International, Inc. (a)	81,950	4,735,071
		14,771,490
TRANSPORTATION INFRASTRUCTURE - 0.3%
Airport Services - 0.3%
Wesco Aircraft Holdings, Inc. (a)	110,102	1,534,822
TOTAL COMMON STOCKS (Cost $452,073,517)		540,290,551
Convertible Preferred Stocks - 0.1%

AEROSPACE & DEFENSE - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50% (Cost $580,000)	11,600	647,512
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (d)	$ 1,179,681	1,179,681
8% 12/6/14 (d)	1,108,200	1,108,200
8% 12/6/14 (d)	240,400	240,400
TOTAL CONVERTIBLE BONDS (Cost $2,528,281)	2,528,281
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (c) (Cost $269,936)	270,000	269,949
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b) (Cost $22,846,944)	22,846,944	$ 22,846,944
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $478,298,678)	566,583,237
NET OTHER ASSETS (LIABILITIES) - 0.1%	706,042
NET ASSETS - 100%	$ 567,289,279
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
149 CME E-mini Industrial Select Sector Index Contracts	Sept. 2012	$ 5,384,860	$ 319,681

The face value of futures purchased as a percentage of net assets is 1.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $269,490.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,528,281 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,179,681
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 1,348,600
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,044
Fidelity Securities Lending Cash Central Fund	24,602
Total	$ 42,646
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 540,290,551	$ 540,290,551	$ -	$ -
Convertible Preferred Stocks	647,512	647,512	-	-
Convertible Bonds	2,528,281	-	-	2,528,281
U.S. Treasury Obligations	269,949	-	269,949	-
Money Market Funds	22,846,944	22,846,944	-	-
Total Investments in Securities:	$ 566,583,237	$ 563,785,007	$ 269,949	$ 2,528,281
Derivative Instruments:
Assets
Futures Contracts	$ 319,681	$ 319,681	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 319,681	$ -
Total Value of Derivatives	$ 319,681	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $455,451,734)	$ 543,736,293
Fidelity Central Funds (cost $22,846,944)	22,846,944
Total Investments (cost $478,298,678)		$ 566,583,237
Receivable for investments sold		1,919,063
Receivable for fund shares sold		456,231
Dividends receivable		1,188,259
Interest receivable		184,041
Distributions receivable from Fidelity Central Funds		3,621
Receivable for daily variation margin on futures contracts		26,820
Other receivables		3,808
Total assets		570,365,080

Liabilities
Payable for investments purchased	$ 2,032,549
Payable for fund shares redeemed	621,774
Accrued management fee	264,031
Other affiliated payables	127,331
Other payables and accrued expenses	30,116
Total liabilities		3,075,801

Net Assets		$ 567,289,279
Net Assets consist of:
Paid in capital		$ 478,867,009
Undistributed net investment income		2,631,053
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,813,023)
Net unrealized appreciation (depreciation) on investments		88,604,240
Net Assets, for 23,413,756 shares outstanding		$ 567,289,279
Net Asset Value, offering price and redemption price per share ($567,289,279 ÷ 23,413,756 shares)		$ 24.23

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,836,769
Interest		96,385
Income from Fidelity Central Funds (including $24,602 from security lending)		42,646
Total income		4,975,800

Expenses
Management fee	$ 1,534,695
Transfer agent fees	649,380
Accounting and security lending fees	104,664
Custodian fees and expenses	15,615
Independent trustees' compensation	1,836
Registration fees	18,478
Audit	22,484
Legal	1,037
Miscellaneous	3,243
Total expenses before reductions	2,351,432
Expense reductions	(8,410)	2,343,022
Net investment income (loss)		2,632,778
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	271,191
Foreign currency transactions	(13,888)
Futures contracts	91,418
Total net realized gain (loss)		348,721
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,011,885)
Assets and liabilities in foreign currencies	6,228
Futures contracts	(164,698)
Total change in net unrealized appreciation (depreciation)		(7,170,355)
Net gain (loss)		(6,821,634)
Net increase (decrease) in net assets resulting from operations		$ (4,188,856)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,632,778	$ 4,310,507
Net realized gain (loss)	348,721	9,524,497
Change in net unrealized appreciation (depreciation)	(7,170,355)	(21,575,556)
Net increase (decrease) in net assets resulting from operations	(4,188,856)	(7,740,552)
Distributions to shareholders from net investment income	(1,190,780)	(2,779,155)
Distributions to shareholders from net realized gain	(3,190,389)	(14,525,491)
Total distributions	(4,381,169)	(17,304,646)
Share transactions Proceeds from sales of shares	94,567,995	270,843,106
Reinvestment of distributions	4,291,339	16,826,943
Cost of shares redeemed	(74,147,606)	(283,961,470)
Net increase (decrease) in net assets resulting from share transactions	24,711,728	3,708,579
Redemption fees	3,547	29,536
Total increase (decrease) in net assets	16,145,250	(21,307,083)

Net Assets
Beginning of period	551,144,029	572,451,112
End of period (including undistributed net investment income of $2,631,053 and undistributed net investment income of $1,189,055, respectively)	$ 567,289,279	$ 551,144,029
Other Information Shares
Sold	4,040,540	11,294,394
Issued in reinvestment of distributions	177,769	710,628
Redeemed	(3,123,663)	(12,365,187)
Net increase (decrease)	1,094,646	(360,165)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 24.69	$ 25.24	$ 18.39	$ 10.12	$ 20.50	$ 20.70
Income from Investment Operations
Net investment income (loss) D	.11	.19	.15	.11	.18	.11
Net realized and unrealized gain (loss)	(.37)	.01 G	6.80	8.27	(10.35)	1.40
Total from investment operations	(.26)	.20	6.95	8.38	(10.17)	1.51
Distributions from net investment income	(.05)	(.13)	(.10)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.14)	(.62)	-	-	(.06)	(1.62)
Total distributions	(.20) K	(.75)	(.10)	(.11)	(.21)	(1.71)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 24.23	$ 24.69	$ 25.24	$ 18.39	$ 10.12	$ 20.50
Total Return B,C	(1.07)%	.94%	37.85%	82.95%	(49.92)%	7.14%
Ratios to Average Net Assets E,H
Expenses before reductions	.85% A	.87%	.90%	.97%	1.00%	1.00%
Expenses net of fee waivers, if any	.85% A	.87%	.90%	.97%	1.00%	1.00%
Expenses net of all reductions	.85% A	.86%	.90%	.97%	.99%	.99%
Net investment income (loss)	.96% A	.83%	.69%	.71%	1.08%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 567,289	$ 551,144	$ 572,451	$ 253,287	$ 83,542	$ 124,443
Portfolio turnover rate F	75% A	102%	80%	106%	132%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.142 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	19.7	16.4
United Parcel Service, Inc. Class B	17.0	18.5
Norfolk Southern Corp.	5.7	4.3
CSX Corp.	5.7	6.8
FedEx Corp.	5.0	3.9
Delta Air Lines, Inc.	3.5	3.5
Southwest Airlines Co.	3.3	3.3
J.B. Hunt Transport Services, Inc.	2.6	0.6
C.H. Robinson Worldwide, Inc.	2.5	3.5
United Continental Holdings, Inc.	2.4	2.7
	67.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Road & Rail	41.5%
Air Freight & Logistics	30.0%
Airlines	14.9%
Marine	2.7%
Oil, Gas & Consumable Fuels	1.8%
All Others*	9.1%

As of February 29, 2012
Road & Rail	39.5%
Air Freight & Logistics	33.9%
Airlines	15.8%
Marine	5.3%
Oil, Gas & Consumable Fuels	2.9%
All Others*	2.6%

* Includes short-term investments and net other assets.

Semiannual Report

Transportation Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
AIR FREIGHT & LOGISTICS - 30.0%
Air Freight & Logistics - 30.0%
Air Transport Services Group, Inc. (a)	426,608	$ 1,983,727
C.H. Robinson Worldwide, Inc.	78,696	4,454,981
Expeditors International of Washington, Inc.	43,300	1,585,213
FedEx Corp.	102,600	8,990,838
Forward Air Corp.	48,700	1,637,294
Hub Group, Inc. Class A (a)	62,200	1,872,220
Pacer International, Inc. (a)	193,654	793,981
United Parcel Service, Inc. Class B	414,300	30,579,483
UTI Worldwide, Inc.	141,200	1,938,676
		53,836,413
AIRLINES - 14.9%
Airlines - 14.9%
Alaska Air Group, Inc. (a)	108,700	3,646,885
Copa Holdings SA Class A	21,400	1,661,282
Dart Group PLC	638,217	747,377
Delta Air Lines, Inc. (a)	728,202	6,298,947
Republic Airways Holdings, Inc. (a)	205,400	914,030
SkyWest, Inc.	134,500	1,179,565
Southwest Airlines Co.	659,300	5,894,142
Spirit Airlines, Inc. (a)	70,600	1,380,230
United Continental Holdings, Inc. (a)(d)	230,036	4,244,164
US Airways Group, Inc. (a)	78,100	832,546
		26,799,168
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Stoneridge, Inc. (a)	64,208	405,795
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Cosco International Holdings Ltd.	24,000	9,283
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
ASL Marine Holdings Ltd.	1,250,200	606,796
Wabtec Corp.	5,900	461,026
		1,067,822
MARINE - 2.1%
Marine - 2.1%
Diana Shipping, Inc. (a)	25,100	165,911
Kirby Corp. (a)	60,020	3,160,053
Navios Maritime Holdings, Inc.	128,500	461,315
		3,787,279
MEDIA - 0.3%
Movies & Entertainment - 0.3%
Advanced Inflight Alliance AG	87,100	449,173

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.8%
Oil & Gas Storage & Transport - 1.8%
Navios Maritime Acquisition Corp.	493,332	$ 1,327,063
Scorpio Tankers, Inc. (a)	351,500	1,869,980
		3,197,043
ROAD & RAIL - 41.5%
Railroads - 31.1%
CSX Corp.	453,419	10,183,791
Norfolk Southern Corp.	142,800	10,347,288
Union Pacific Corp.	291,368	35,383,730
		55,914,809
Trucking - 10.4%
Con-way, Inc.	101,400	3,073,434
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	125,046
Class A	74,100	723,899
J.B. Hunt Transport Services, Inc.	88,200	4,625,208
Landstar System, Inc.	64,100	3,030,007
Marten Transport Ltd.	64,000	1,128,960
Old Dominion Freight Lines, Inc. (a)	20,400	913,512
Quality Distribution, Inc. (a)	97,200	945,756
Ryder System, Inc.	42,700	1,708,427
Swift Transporation Co. (a)	199,000	1,621,850
Tegma Gestao Logistica SA	30,900	487,118
Vitran Corp., Inc. (a)	64,600	272,612
		18,655,829
TOTAL ROAD & RAIL		74,570,638
TRANSPORTATION INFRASTRUCTURE - 0.1%
Airport Services - 0.1%
Wesco Aircraft Holdings, Inc. (a)	16,200	225,828
TOTAL COMMON STOCKS (Cost $141,367,495)		164,348,442
Convertible Bonds - 0.6%
Principal Amount
MARINE - 0.6%
Marine - 0.6%
DryShips, Inc. 5% 12/1/14 (Cost $1,118,904)	$ 1,500,000	1,168,125
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	4,049,467	$ 4,049,467
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,510,575	1,510,575
TOTAL MONEY MARKET FUNDS (Cost $5,560,042)		5,560,042
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $148,046,441)	171,076,609
NET OTHER ASSETS (LIABILITIES) - 4.8%	8,556,222
NET ASSETS - 100%	$ 179,632,831
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,046 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,794
Fidelity Securities Lending Cash Central Fund	21,768
Total	$ 27,562
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 164,348,442	$ 164,348,442	$ -	$ -
Convertible Bonds	1,168,125	-	1,168,125	-
Money Market Funds	5,560,042	5,560,042	-	-
Total Investments in Securities:	$ 171,076,609	$ 169,908,484	$ 1,168,125	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,479,757) - See accompanying schedule: Unaffiliated issuers (cost $142,486,399)	$ 165,516,567
Fidelity Central Funds (cost $5,560,042)	5,560,042
Total Investments (cost $148,046,441)		$ 171,076,609
Receivable for investments sold		11,106,240
Receivable for fund shares sold		71,555
Dividends receivable		614,654
Interest receivable		18,750
Distributions receivable from Fidelity Central Funds		3,295
Other receivables		1,645
Total assets		182,892,748

Liabilities
Payable for investments purchased	$ 767,618
Payable for fund shares redeemed	825,320
Accrued management fee	88,159
Other affiliated payables	48,730
Other payables and accrued expenses	19,515
Collateral on securities loaned, at value	1,510,575
Total liabilities		3,259,917

Net Assets		$ 179,632,831
Net Assets consist of:
Paid in capital		$ 150,406,584
Undistributed net investment income		903,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,293,021
Net unrealized appreciation (depreciation) on investments		23,030,168
Net Assets, for 3,555,375 shares outstanding		$ 179,632,831
Net Asset Value, offering price and redemption price per share ($179,632,831 ÷ 3,555,375 shares)		$ 50.52

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,611,189
Interest		103,741
Income from Fidelity Central Funds (including $21,768 from security lending)		27,562
Total income		1,742,492

Expenses
Management fee	$ 550,655
Transfer agent fees	253,995
Accounting and security lending fees	38,649
Custodian fees and expenses	4,367
Independent trustees' compensation	681
Registration fees	17,282
Audit	17,325
Legal	393
Miscellaneous	1,113
Total expenses before reductions	884,460
Expense reductions	(1,759)	882,701
Net investment income (loss)		859,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,785,011
Foreign currency transactions	(3,937)
Total net realized gain (loss)		5,781,074
Change in net unrealized appreciation (depreciation) on investment securities		(11,794,742)
Net gain (loss)		(6,013,668)
Net increase (decrease) in net assets resulting from operations		$ (5,153,877)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 859,791	$ 1,316,210
Net realized gain (loss)	5,781,074	26,283,910
Change in net unrealized appreciation (depreciation)	(11,794,742)	(33,149,377)
Net increase (decrease) in net assets resulting from operations	(5,153,877)	(5,549,257)
Distributions to shareholders from net investment income	(277,065)	(833,762)
Distributions to shareholders from net realized gain	(3,802,357)	(13,901,565)
Total distributions	(4,079,422)	(14,735,327)
Share transactions Proceeds from sales of shares	32,497,683	76,064,406
Reinvestment of distributions	3,953,303	14,262,117
Cost of shares redeemed	(60,234,459)	(324,641,792)
Net increase (decrease) in net assets resulting from share transactions	(23,783,473)	(234,315,269)
Redemption fees	2,305	17,488
Total increase (decrease) in net assets	(33,014,467)	(254,582,365)

Net Assets
Beginning of period	212,647,298	467,229,663
End of period (including undistributed net investment income of $903,058 and undistributed net investment income of $320,332, respectively)	$ 179,632,831	$ 212,647,298
Other Information Shares
Sold	624,503	1,419,391
Issued in reinvestment of distributions	76,025	277,875
Redeemed	(1,155,797)	(5,990,879)
Net increase (decrease)	(455,269)	(4,293,613)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 53.02	$ 56.26	$ 42.01	$ 23.89	$ 44.34	$ 53.00
Income from Investment Operations
Net investment income (loss) D	.23	.26	.27	.29	.29	.19 G
Net realized and unrealized gain (loss)	(1.61)	(.34)	14.13	18.21	(19.29)	(4.66)
Total from investment operations	(1.38)	(.08)	14.40	18.50	(19.00)	(4.47)
Distributions from net investment income	(.08)	(.17)	(.17)	(.36)	(.25)	(.07)
Distributions from net realized gain	(1.04)	(2.99)	-	(.02)	(1.21)	(4.13)
Total distributions	(1.12)	(3.16)	(.17)	(.38)	(1.46)	(4.20)
Redemption fees added to paid in capital D	- J	- J	.02	- J	.01	.01
Net asset value, end of period	$ 50.52	$ 53.02	$ 56.26	$ 42.01	$ 23.89	$ 44.34
Total Return B,C	(2.66)%	.16%	34.32%	77.62%	(44.20)%	(8.89)%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.88%	.90%	1.03%	1.03%	.99%
Expenses net of fee waivers, if any	.90% A	.88%	.90%	1.03%	1.03%	.99%
Expenses net of all reductions	.89% A	.87%	.90%	1.00%	1.03%	.99%
Net investment income (loss)	.87% A	.49%	.53%	.90%	.79%	.36% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,633	$ 212,647	$ 467,230	$ 107,842	$ 79,705	$ 92,432
Portfolio turnover rate F	28% A	82%	114%	265%	81%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, future transactions and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Air Transportation Portfolio	$ 55,687,506	$ 10,031,426	$ (1,892,855)	$ 8,138,571
Defense and Aerospace Portfolio	557,825,049	82,037,975	(22,617,214)	59,420,761
Environment and Alternative Energy Portfolio	67,473,288	6,061,140	(6,443,639)	(382,499)
Industrial Equipment Portfolio	263,154,348	37,764,329	(4,194,728)	33,569,601
Industrials Portfolio	480,660,696	94,977,940	(9,055,399)	85,922,541
Transportation Portfolio	148,227,620	29,859,125	(7,010,136)	22,848,989

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration 2018
Environment and Alternative Energy Portfolio	$ (6,465,946)
	No expiration
	Short-term	Total no expiration	Total capital loss carryfoward
Environment and Alternative Energy Portfolio	$ (3,902,668)	$ (3,902,668)	$ (10,368,614)
Industrial Equipment Portfolio	(3,358,221)	(3,358,221)	(3,358,221)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Industrials Portfolio's (the Fund) investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(164,698) and a change in net unrealized appreciation (depreciation) of $319,681 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	14,544,645	23,932,867
Defense and Aerospace Portfolio	159,391,686	182,798,558
Environment and Alternative Energy Portfolio	15,166,275	25,496,447
Industrial Equipment Portfolio	126,737,657	180,567,633
Industrials Portfolio	211,570,933	200,081,149
Transportation Portfolio	26,471,538	66,032,394

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Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.26%	.56%
Defense and Aerospace Portfolio	.30%	.26%	.56%
Environment and Alternative Energy Portfolio	.30%	.26%	.56%
Industrial Equipment Portfolio	.30%	.26%	.56%
Industrials Portfolio	.30%	.26%	.56%
Transportation Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.26%
Defense and Aerospace Portfolio	.24%
Environment and Alternative Energy Portfolio	.30%
Industrial Equipment Portfolio	.20%
Industrials Portfolio	.24%
Transportation Portfolio	.26%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 339
Defense and Aerospace Portfolio	1,762
Environment and Alternative Energy Portfolio	1,030
Industrial Equipment Portfolio	5,675
Industrials Portfolio	5,491
Transportation Portfolio	3,423

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$ 97
Defense and Aerospace Portfolio	936
Environment and Alternative Energy Portfolio	103
Industrial Equipment Portfolio	462
Industrials Portfolio	762
Transportation Portfolio	297

During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

Security Lending Income From Securities Loaned to FCM
Environment and Alternative Energy Portfolio	$ 2,503

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Air Transportation Portfolio	$ 432	$ -
Defense and Aerospace Portfolio	7,436	3
Environment and Alternative Energy Portfolio	166	-
Industrial Equipment Portfolio	2,411	-
Industrials Portfolio	8,406	4
Transportation Portfolio	1,759	-

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% was the owner of record of approximately 26% and 18% of the total outstanding shares of the Industrial Equipment Portfolio and Industrials Portfolio, respectively. Strategic Advisers U.S. Opportunities Fund was the owner of record of approximately 12% and 21% of the total outstanding shares of the Industrial Equipment Portfolio and Industrials Portfolio, respectively. Mutual funds managed by FMR or its affiliates were the owners of record in the aggregate, of approximately 45% and 50% of the total outstanding shares of Industrial Equipment Portfolio and Industrials Portfolio, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Air Transportation Portfolio
Defense and Aerospace Portfolio
Environment and Alternative Energy Portfolio
Industrial Equipment Portfolio
Industrials Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Air Transportation Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Defense and Aerospace Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Environment and Alternative Energy Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrial Equipment Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Industrials Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Transportation Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Air Transportation Portfolio

Defense and Aerospace Portfolio

Semiannual Report

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrials Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

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(U.K.) Inc.

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Fidelity Distributors Corporation
Smithfield, RI

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Brown Brothers Harriman & Co.
Boston, MA

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Select Portfolios®

Utilities Sector

Utilities Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Utilities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.84%	$ 1,000.00	$ 1,075.20	$ 4.39
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.97	$ 4.28

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Utilities Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	14.7	8.4
PG&E Corp.	8.3	6.8
American Electric Power Co., Inc.	7.9	3.5
Edison International	7.5	7.3
FirstEnergy Corp.	7.3	9.7
CenterPoint Energy, Inc.	4.9	0.0
Sempra Energy	4.8	8.7
NiSource, Inc.	4.6	4.2
The AES Corp.	4.4	4.9
NRG Energy, Inc.	4.1	0.0
	68.5
Top Industries (% of fund's net assets)
As of August 31, 2012
Electric Utilities	52.9%
Multi-Utilities	22.6%
Independent Power Producers & Energy Traders	13.3%
Gas Utilities	5.7%
Water Utilities	3.2%
All Others*	2.3%

As of February 29, 2012
Electric Utilities	44.8%
Multi-Utilities	22.4%
Independent Power Producers & Energy Traders	10.8%
Oil, Gas & Consumable Fuels	8.2%
Gas Utilities	5.1%
All Others*	8.7%

* Includes short-term investments and net other assets.

Semiannual Report

Utilities Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
ELECTRIC UTILITIES - 52.9%
Electric Utilities - 52.9%
American Electric Power Co., Inc.	1,075,639	$ 46,241,721
Duke Energy Corp.	1,326,953	85,960,014
Edison International	1,000,473	43,810,713
FirstEnergy Corp.	974,141	42,569,962
Great Plains Energy, Inc.	690,905	14,730,095
ITC Holdings Corp.	55,355	3,984,453
NextEra Energy, Inc.	347,692	23,403,149
Northeast Utilities	441,991	16,649,801
OGE Energy Corp.	333,269	18,013,189
Southern Co.	130,167	5,900,470
UIL Holdings Corp.	220,840	7,769,151
		309,032,718
GAS UTILITIES - 5.7%
Gas Utilities - 5.7%
Atmos Energy Corp.	166,103	5,803,639
National Fuel Gas Co.	137,876	6,880,012
ONEOK, Inc.	456,751	20,339,122
		33,022,773
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.3%
Independent Power Producers & Energy Traders - 13.3%
Black Hills Corp.	25,900	885,780
Calpine Corp. (a)	1,325,339	23,259,699
GenOn Energy, Inc. (a)	1,519,619	3,844,636
NRG Energy, Inc.	1,119,894	23,898,538
The AES Corp.	2,253,902	25,671,944
		77,560,597
MULTI-UTILITIES - 22.6%
Multi-Utilities - 22.6%
CenterPoint Energy, Inc.	1,403,264	28,612,553
NiSource, Inc.	1,102,123	26,825,674
PG&E Corp.	1,123,697	48,779,687
Sempra Energy	420,655	27,847,361
		132,065,275

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.1%
Oil & Gas Storage & Transport - 1.1%
Cheniere Energy, Inc. (a)	432,935	$ 6,390,121
WATER UTILITIES - 3.2%
Water Utilities - 3.2%
American Water Works Co., Inc.	505,500	18,637,785
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,700	144,687
		18,782,472
TOTAL COMMON STOCKS (Cost $554,433,179)		576,853,956
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.17% (b) (Cost $4,620,467)	4,620,467	4,620,467
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $559,053,646)		581,474,423
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,458,393
NET ASSETS - 100%		$ 583,932,816
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,875
Fidelity Securities Lending Cash Central Fund	28,783
Total	$ 40,658
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $554,433,179)	$ 576,853,956
Fidelity Central Funds (cost $4,620,467)	4,620,467
Total Investments (cost $559,053,646)		$ 581,474,423
Receivable for investments sold		147,778
Receivable for fund shares sold		659,868
Dividends receivable		3,198,271
Distributions receivable from Fidelity Central Funds		1,312
Other receivables		3,121
Total assets		585,484,773

Liabilities
Payable for fund shares redeemed	$ 1,121,420
Accrued management fee	279,598
Transfer agent fee payable	109,190
Other affiliated payables	18,989
Other payables and accrued expenses	22,760
Total liabilities		1,551,957

Net Assets		$ 583,932,816
Net Assets consist of:
Paid in capital		$ 581,186,127
Undistributed net investment income		7,169,903
Accumulated undistributed net realized gain (loss) on investments		(26,843,991)
Net unrealized appreciation (depreciation) on investments		22,420,777
Net Assets, for 10,382,405 shares outstanding		$ 583,932,816
Net Asset Value, offering price and redemption price per share ($583,932,816 ÷ 10,382,405 shares)		$ 56.24

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 9,438,362
Interest		95
Income from Fidelity Central Funds		40,658
Total income		9,479,115

Expenses
Management fee	$ 1,557,186
Transfer agent fees	612,618
Accounting and security lending fees	105,660
Custodian fees and expenses	6,516
Independent trustees' compensation	1,904
Registration fees	34,293
Audit	17,392
Legal	1,496
Interest	62
Miscellaneous	2,126
Total expenses before reductions	2,339,253
Expense reductions	(42,458)	2,296,795
Net investment income (loss)		7,182,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		25,637,588
Change in net unrealized appreciation (depreciation) on investment securities		5,868,286
Net gain (loss)		31,505,874
Net increase (decrease) in net assets resulting from operations		$ 38,688,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,182,320	$ 13,914,571
Net realized gain (loss)	25,637,588	37,618,924
Change in net unrealized appreciation (depreciation)	5,868,286	(16,724,019)
Net increase (decrease) in net assets resulting from operations	38,688,194	34,809,476
Distributions to shareholders from net investment income	(2,489,449)	(12,398,149)
Share transactions Proceeds from sales of shares	158,775,342	378,621,055
Reinvestment of distributions	2,389,046	11,907,757
Cost of shares redeemed	(132,405,669)	(348,108,330)
Net increase (decrease) in net assets resulting from share transactions	28,758,719	42,420,482
Redemption fees	6,028	40,172
Total increase (decrease) in net assets	64,963,492	64,871,981

Net Assets
Beginning of period	518,969,324	454,097,343
End of period (including undistributed net investment income of $7,169,903 and undistributed net investment income of $2,477,032, respectively)	$ 583,932,816	$ 518,969,324
Other Information Shares
Sold	2,854,775	7,340,663
Issued in reinvestment of distributions	44,489	231,406
Redeemed	(2,391,397)	(6,728,327)
Net increase (decrease)	507,867	843,742

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 52.56	$ 50.28	$ 42.24	$ 34.94	$ 57.09	$ 58.27
Income from Investment Operations
Net investment income (loss) D	.71	1.43	1.14	1.21	.99	.84
Net realized and unrealized gain (loss)	3.23	1.99	8.09	7.34	(22.29)	(.82)
Total from investment operations	3.94	3.42	9.23	8.55	(21.30)	.02
Distributions from net investment income	(.26)	(1.14)	(1.19)	(1.25)	(.85)	(1.21)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 56.24	$ 52.56	$ 50.28	$ 42.24	$ 34.94	$ 57.09
Total Return B, C	7.52%	6.85%	22.07%	24.50%	(37.47)%	(.22)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.86%	.90%	.95%	.89%	.88%
Expenses net of fee waivers, if any	.84% A	.86%	.90%	.95%	.89%	.88%
Expenses net of all reductions	.82% A	.84%	.87%	.93%	.89%	.87%
Net investment income (loss)	2.57% A	2.78%	2.46%	2.98%	1.95%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 583,933	$ 518,969	$ 454,097	$ 335,992	$ 301,529	$ 606,083
Portfolio turnover rate F	156% A	202%	238%	226%	167%	121%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryfowards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,276,561
Gross unrealized depreciation	(7,404,582)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,871,979

Tax cost	$ 559,602,444

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (6,906,616)
2018	(44,684,056)
Total capital loss carryforward	$ (51,590,672)

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities short-term securities, aggregated $476,092,988 and $422,740,575, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,025 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,461,000.41%		$ 62

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $785 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $28,783. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $42,458 for the period.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP Funds Manager 60% Portfolio was the owner of record of approximately 14% of the total outstanding shares of Utilities Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Utilities Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the  Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Utilities Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Utilities Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELUTL-USAN-1012
1.813629.107

Fidelity®

Select Portfolios®

Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Communications Equipment Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Computers Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Electronics Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

IT Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Software and Computer Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Technology Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Communications Equipment Portfolio	.94%
Actual		$ 1,000.00	$ 895.70	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79
Computers Portfolio	.85%
Actual		$ 1,000.00	$ 988.40	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33
Electronics Portfolio	.84%
Actual		$ 1,000.00	$ 882.20	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
IT Services Portfolio	.86%
Actual		$ 1,000.00	$ 1,024.10	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Software and Computer Services Portfolio	.82%
Actual		$ 1,000.00	$ 1,014.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Technology Portfolio	.82%
Actual		$ 1,000.00	$ 1,016.90	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	20.2	17.4
Cisco Systems, Inc.	16.6	19.7
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5.0	5.1
Juniper Networks, Inc.	4.1	4.2
Motorola Solutions, Inc.	3.4	3.5
Brocade Communications Systems, Inc.	3.3	2.9
Polycom, Inc.	2.6	4.2
Riverbed Technology, Inc.	2.4	2.3
Harris Corp.	1.9	2.6
F5 Networks, Inc.	1.8	2.2
	61.3
Top Industries (% of fund's net assets)
As of August 31, 2012
Communications Equipment	80.4%
Semiconductors & Semiconductor Equipment	4.1%
Electronic Equipment & Components	3.8%
Computers & Peripherals	0.7%
Media	0.3%
All Others*	10.7%

As of February 29, 2012
Communications Equipment	81.2%
Semiconductors & Semiconductor Equipment	5.7%
Electronic Equipment & Components	3.2%
Software	2.5%
Internet Software & Services	1.1%
All Others*	6.3%

* Includes short-term investments and net other assets.

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 80.4%
Communications Equipment - 80.4%
Acme Packet, Inc. (a)(d)	207,191	$ 3,955,276
ADTRAN, Inc.	204,300	4,145,247
Alcatel-Lucent SA sponsored ADR (a)(d)	649,643	734,097
Aruba Networks, Inc. (a)(d)	249,423	4,901,162
Brocade Communications Systems, Inc. (a)	1,544,541	8,958,338
Ciena Corp. (a)	52,600	719,042
Cisco Systems, Inc.	2,371,076	45,240,130
Comtech Telecommunications Corp.	117,000	3,290,040
Emulex Corp. (a)	118,700	813,095
F5 Networks, Inc. (a)	51,635	5,033,896
Finisar Corp. (a)(d)	315,152	4,330,188
Harris Corp.	107,700	5,065,131
Infinera Corp. (a)(d)	395,400	2,245,872
InterDigital, Inc. (d)	94,400	3,186,000
JDS Uniphase Corp. (a)	140,300	1,569,957
Juniper Networks, Inc. (a)	650,112	11,337,953
Motorola Solutions, Inc.	195,981	9,340,454
NETGEAR, Inc. (a)	107,650	3,936,761
Nokia Corp. sponsored ADR (d)	1,650,330	4,653,931
Plantronics, Inc.	50,600	1,804,396
Polycom, Inc. (a)	693,163	7,222,758
QUALCOMM, Inc.	900,319	55,333,605
Research In Motion Ltd. (a)(d)	599,600	4,011,326
Riverbed Technology, Inc. (a)	333,342	6,663,507
Sycamore Networks, Inc. (a)	122,400	1,809,072
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	1,480,780	13,771,254
ViaSat, Inc. (a)	105,700	4,090,590
Wi-Lan, Inc.	300,100	1,552,635
		219,715,713
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.7%
Apple, Inc.	2,000	1,330,480
Super Micro Computer, Inc. (a)	54,800	675,684
		2,006,164
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Prysmian SpA	43,000	719,877
ELECTRONIC EQUIPMENT & COMPONENTS - 3.8%
Electronic Components - 0.4%
Vishay Intertechnology, Inc. (a)	130,000	1,242,800
Electronic Manufacturing Services - 3.4%
Fabrinet (a)	127,700	1,529,846
Flextronics International Ltd. (a)	519,700	3,497,581
TE Connectivity Ltd.	120,700	4,245,019
		9,272,446
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		10,515,246

	Shares	Value
MEDIA - 0.3%
Advertising - 0.3%
Digital Generation, Inc. (a)(d)	71,400	$ 796,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Semiconductor Equipment - 0.6%
ASML Holding NV	25,900	1,470,343
Semiconductors - 3.5%
Altera Corp.	72,900	2,721,357
Analog Devices, Inc.	115,900	4,605,866
GSI Technology, Inc. (a)	257,500	1,143,300
Texas Instruments, Inc.	40,800	1,184,832
		9,655,355
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		11,125,698
SOFTWARE - 0.2%
Systems Software - 0.2%
Allot Communications Ltd. (a)	26,700	705,414
TOTAL COMMON STOCKS (Cost $266,928,993)		245,584,222
Money Market Funds - 24.9%

Fidelity Cash Central Fund, 0.17% (b)	29,536,796	29,536,796
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	38,436,000	38,436,000
TOTAL MONEY MARKET FUNDS (Cost $67,972,796)		67,972,796
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $334,901,789)	313,557,018
NET OTHER ASSETS (LIABILITIES) - (14.7)%	(40,176,381)
NET ASSETS - 100%	$ 273,380,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,668
Fidelity Securities Lending Cash Central Fund	143,813
Total	$ 148,481
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.4%
Sweden	5.0%
Canada	2.1%
Finland	1.7%
Switzerland	1.5%
Singapore	1.3%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,039,033) - See accompanying schedule: Unaffiliated issuers (cost $266,928,993)	$ 245,584,222
Fidelity Central Funds (cost $67,972,796)	67,972,796
Total Investments (cost $334,901,789)		$ 313,557,018
Receivable for fund shares sold		100,647
Dividends receivable		72,467
Distributions receivable from Fidelity Central Funds		10,683
Total assets		313,740,815

Liabilities
Payable for investments purchased	$ 1,528,844
Payable for fund shares redeemed	198,210
Accrued management fee	114,779
Other affiliated payables	62,239
Other payables and accrued expenses	20,106
Collateral on securities loaned, at value	38,436,000
Total liabilities		40,360,178

Net Assets		$ 273,380,637
Net Assets consist of:
Paid in capital		$ 349,944,570
Undistributed net investment income		884,163
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,103,325)
Net unrealized appreciation (depreciation) on investments		(21,344,771)
Net Assets, for 12,458,425 shares outstanding		$ 273,380,637
Net Asset Value, offering price and redemption price per share ($273,380,637 ÷ 12,458,425 shares)		$ 21.94

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,956,805
Income from Fidelity Central Funds (including $143,813 from security lending)		148,481
Total income		2,105,286

Expenses
Management fee	$ 722,871
Transfer agent fees	371,388
Accounting and security lending fees	53,068
Custodian fees and expenses	28,929
Independent trustees' compensation	910
Registration fees	19,956
Audit	20,702
Legal	1,233
Miscellaneous	1,785
Total expenses before reductions	1,220,842
Expense reductions	(12,725)	1,208,117
Net investment income (loss)		897,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,913,617
Foreign currency transactions	329
Total net realized gain (loss)		6,913,946
Change in net unrealized appreciation (depreciation) on investment securities		(40,142,975)
Net gain (loss)		(33,229,029)
Net increase (decrease) in net assets resulting from operations		$ (32,331,860)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 897,169	$ 471,999
Net realized gain (loss)	6,913,946	(28,111,790)
Change in net unrealized appreciation (depreciation)	(40,142,975)	(70,792,607)
Net increase (decrease) in net assets resulting from operations	(32,331,860)	(98,432,398)
Distributions to shareholders from net investment income	(62,124)	(390,659)
Share transactions Proceeds from sales of shares	50,530,995	125,804,694
Reinvestment of distributions	59,715	376,474
Cost of shares redeemed	(77,419,323)	(281,569,831)
Net increase (decrease) in net assets resulting from share transactions	(26,828,613)	(155,388,663)
Redemption fees	5,066	15,056
Total increase (decrease) in net assets	(59,217,531)	(254,196,664)

Net Assets
Beginning of period	332,598,168	586,794,832
End of period (including undistributed net investment income of $884,163 and undistributed net investment income of $49,118, respectively)	$ 273,380,637	$ 332,598,168
Other Information Shares
Sold	2,292,702	4,687,831
Issued in reinvestment of distributions	2,506	16,777
Redeemed	(3,409,923)	(10,954,733)
Net increase (decrease)	(1,114,715)	(6,250,125)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 24.50	$ 29.60	$ 20.79	$ 10.72	$ 19.50	$ 20.64
Income from Investment Operations
Net investment income (loss) D	.08	.03	(.10)	(.07) G	.04	(.12)
Net realized and unrealized gain (loss)	(2.63)	(5.10)	8.91	10.20	(8.77)	(1.02)
Total from investment operations	(2.55)	(5.07)	8.81	10.13	(8.73)	(1.14)
Distributions from net investment income	(.01)	(.03)	-	(.06)	(.05)	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 21.94	$ 24.50	$ 29.60	$ 20.79	$ 10.72	$ 19.50
Total Return B, C	(10.43)%	(17.13)%	42.38%	94.47%	(44.79)%	(5.52)%
Ratios to Average Net Assets E, H
Expenses before reductions	.94% A	.90%	.91%	.97%	.95%	.93%
Expenses net of fee waivers, if any	.94% A	.90%	.91%	.97%	.95%	.93%
Expenses net of all reductions	.93% A	.89%	.90%	.95%	.94%	.93%
Net investment income (loss)	.69% A	.12%	(.43)%	(.41)% G	.25%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 273,381	$ 332,598	$ 586,795	$ 336,910	$ 125,918	$ 241,213
Portfolio turnover rate F	38% A	91%	85%	143% I	120%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	25.0	22.0
IBM Corp.	13.5	9.6
EMC Corp.	6.4	8.4
NCR Corp.	5.3	4.7
Teradata Corp.	3.7	3.5
Electronics for Imaging, Inc.	3.3	1.9
Western Digital Corp.	3.2	3.7
NetApp, Inc.	3.1	3.8
Seagate Technology	3.0	3.5
SanDisk Corp.	2.6	4.8
	69.1
Top Industries (% of fund's net assets)
As of August 31, 2012
Computers & Peripherals	68.7%
IT Services	18.1%
Electronic Equipment & Components	3.7%
Communications Equipment	2.5%
Semiconductors & Semiconductor Equipment	2.0%
All Others*	5.0%

As of February 29, 2012
Computers & Peripherals	73.4%
IT Services	13.6%
Communications Equipment	3.6%
Electronic Equipment & Components	1.0%
Semiconductors & Semiconductor Equipment	1.0%
All Others*	7.4%

* Includes short-term investments and net other assets.

Semiannual Report

Computers Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.5%
Communications Equipment - 2.5%
Motorola Solutions, Inc.	357,900	$ 17,057,514
Polycom, Inc. (a)	324,730	3,383,687
		20,441,201
COMPUTERS & PERIPHERALS - 68.7%
Computer Hardware - 40.1%
Apple, Inc.	308,300	205,093,491
Avid Technology, Inc. (a)	687,150	6,328,652
Cray, Inc. (a)	1,102,500	12,579,525
Dell, Inc.	1,615,407	17,107,160
Diebold, Inc.	194,300	6,330,294
Hewlett-Packard Co.	1,209,905	20,423,196
NCR Corp. (a)	1,946,700	43,586,613
Silicon Graphics International Corp. (a)(d)	393,800	3,363,052
Stratasys, Inc. (a)	147,831	9,558,752
Super Micro Computer, Inc. (a)	403,200	4,971,456
		329,342,191
Computer Storage & Peripherals - 28.6%
Electronics for Imaging, Inc. (a)	1,741,615	26,907,952
EMC Corp. (a)	1,991,178	52,348,070
Imation Corp. (a)	719,236	4,106,838
Immersion Corp. (a)	710,290	4,077,065
Intermec, Inc. (a)	993,221	5,879,868
Intevac, Inc. (a)	393,790	2,441,498
Lexmark International, Inc. Class A (d)	256,800	5,575,128
NetApp, Inc. (a)	734,760	25,363,915
Novatel Wireless, Inc. (a)	1,196,424	2,428,741
OCZ Technology Group, Inc. (a)(d)	958,200	5,423,412
QLogic Corp. (a)	157,408	1,915,655
Quantum Corp. (a)	3,858,200	6,173,120
Rimage Corp.	240,000	1,651,200
SanDisk Corp. (a)	522,800	21,549,816
Seagate Technology	772,800	24,737,328
Smart Technologies, Inc. Class A (a)	50,000	74,500
STEC, Inc. (a)	615,780	4,562,930
Synaptics, Inc. (a)(d)	267,200	8,128,224
Western Digital Corp. (a)	634,084	26,517,393
Xyratex Ltd.	410,800	4,543,448
		234,406,101
TOTAL COMPUTERS & PERIPHERALS		563,748,292
ELECTRONIC EQUIPMENT & COMPONENTS - 3.7%
Electronic Manufacturing Services - 2.4%
Flextronics International Ltd. (a)	1,525,000	10,263,250
Jabil Circuit, Inc.	430,000	9,795,400
		20,058,650

	Shares	Value
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	284,900	$ 10,327,625
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		30,386,275
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Velti PLC (a)(d)	588,600	4,078,998
IT SERVICES - 18.1%
IT Consulting & Other Services - 18.1%
EPAM Systems, Inc.	408,800	7,154,000
IBM Corp.	569,548	110,976,428
Teradata Corp. (a)	405,157	30,945,892
		149,076,320
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Semiconductors - 2.0%
RF Micro Devices, Inc. (a)	1,000,000	3,750,000
Samsung Electronics Co. Ltd.	12,000	13,050,042
		16,800,042
SOFTWARE - 0.5%
Application Software - 0.5%
BroadSoft, Inc. (a)(d)	107,200	3,881,712
TOTAL COMMON STOCKS (Cost $656,440,106)		788,412,840
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.17% (b)	15,616,392	15,616,392
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,602,028	22,602,028
TOTAL MONEY MARKET FUNDS (Cost $38,218,420)		38,218,420
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $694,658,526)	826,631,260
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,779,101)
NET ASSETS - 100%	$ 820,852,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,382
Fidelity Securities Lending Cash Central Fund	301,607
Total	$ 323,989
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,241,533) - See accompanying schedule: Unaffiliated issuers (cost $656,440,106)	$ 788,412,840
Fidelity Central Funds (cost $38,218,420)	38,218,420
Total Investments (cost $694,658,526)		$ 826,631,260
Receivable for investments sold		33,168,037
Receivable for fund shares sold		686,802
Dividends receivable		574,857
Distributions receivable from Fidelity Central Funds		92,121
Other receivables		168,541
Total assets		861,321,618

Liabilities
Payable for investments purchased	$ 16,402,409
Payable for fund shares redeemed	883,088
Accrued management fee	377,906
Other affiliated payables	173,585
Other payables and accrued expenses	30,443
Collateral on securities loaned, at value	22,602,028
Total liabilities		40,469,459

Net Assets		$ 820,852,159
Net Assets consist of:
Paid in capital		$ 778,511,476
Accumulated net investment loss		(274,166)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(89,292,410)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,907,259
Net Assets, for 12,797,896 shares outstanding		$ 820,852,159
Net Asset Value, offering price and redemption price per share ($820,852,159 ÷ 12,797,896 shares)		$ 64.14

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,152,335
Interest		21
Income from Fidelity Central Funds (including $301,607 from security lending)		323,989
Total income		3,476,345

Expenses
Management fee	$ 2,223,734
Transfer agent fees	937,789
Accounting and security lending fees	139,893
Custodian fees and expenses	19,351
Independent trustees' compensation	2,685
Registration fees	51,708
Audit	21,556
Legal	1,612
Miscellaneous	3,360
Total expenses before reductions	3,401,688
Expense reductions	(12,403)	3,389,285
Net investment income (loss)		87,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,644,550)
Foreign currency transactions	(74)
Total net realized gain (loss)		(29,644,624)
Change in net unrealized appreciation (depreciation) on: Investment securities	14,949,963
Assets and liabilities in foreign currencies	(21,269)
Total change in net unrealized appreciation (depreciation)		14,928,694
Net gain (loss)		(14,715,930)
Net increase (decrease) in net assets resulting from operations		$ (14,628,870)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,060	$ (1,808,619)
Net realized gain (loss)	(29,644,624)	(13,271,623)
Change in net unrealized appreciation (depreciation)	14,928,694	67,711,464
Net increase (decrease) in net assets resulting from operations	(14,628,870)	52,631,222
Share transactions Proceeds from sales of shares	241,935,380	303,359,134
Cost of shares redeemed	(165,207,759)	(206,780,928)
Net increase (decrease) in net assets resulting from share transactions	76,727,621	96,578,206
Redemption fees	40,410	16,407
Total increase (decrease) in net assets	62,139,161	149,225,835

Net Assets
Beginning of period	758,712,998	609,487,163
End of period (including accumulated net investment loss of $274,166 and accumulated net investment loss of $361,226, respectively)	$ 820,852,159	$ 758,712,998
Other Information Shares
Sold	3,728,694	5,122,159
Redeemed	(2,622,618)	(3,621,731)
Net increase (decrease)	1,106,076	1,500,428

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.89	$ 59.80	$ 43.59	$ 23.44	$ 40.26	$ 39.29
Income from Investment Operations
Net investment income (loss) D	.01	(.18)	(.25)	(.07)	(.02)	(.12)
Net realized and unrealized gain (loss)	(.76)	5.27	16.46	20.22	(16.80)	1.09
Total from investment operations	(.75)	5.09	16.21	20.15	(16.82)	.97
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 64.14	$ 64.89	$ 59.80	$ 43.59	$ 23.44	$ 40.26
Total Return B, C	(1.16)%	8.51%	37.19%	85.96%	(41.78)%	2.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.85% A	.86%	.89%	.95%	.92%	.92%
Expenses net of fee waivers, if any	.85% A	.86%	.89%	.95%	.92%	.92%
Expenses net of all reductions	.85% A	.85%	.88%	.92%	.91%	.91%
Net investment income (loss)	.02% A	(.32)%	(.50)%	(.18)%	(.05)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 820,852	$ 758,713	$ 609,487	$ 502,708	$ 207,163	$ 437,251
Portfolio turnover rate F	163% A	193%	141%	269%	183%	234%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Broadcom Corp. Class A	9.5	7.9
Texas Instruments, Inc.	9.1	9.5
Altera Corp.	5.2	3.2
Intersil Corp. Class A	4.6	4.2
Freescale Semiconductor Holdings I Ltd.	4.5	3.5
Marvell Technology Group Ltd.	4.2	8.4
QUALCOMM, Inc.	4.0	1.8
Avago Technologies Ltd.	4.0	2.0
NXP Semiconductors NV	3.8	3.6
ON Semiconductor Corp.	3.7	3.3
	52.6
Top Industries (% of fund's net assets)
As of August 31, 2012
Semiconductors & Semiconductor Equipment	78.2%
Electronic Equipment & Components	9.5%
Communications Equipment	6.6%
Computers & Peripherals	1.3%
Software	0.1%
All Others*	4.3%

As of February 29, 2012
Semiconductors & Semiconductor Equipment	83.2%
Electronic Equipment & Components	6.0%
Computers & Peripherals	3.8%
Communications Equipment	3.7%
Internet Software & Services	0.7%
All Others*	2.6%

* Includes short-term investments and net other assets.

Semiannual Report

Electronics Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	$ 3
COMMUNICATIONS EQUIPMENT - 6.6%
Communications Equipment - 6.6%
Acme Packet, Inc. (a)	222,420	4,245,998
Brocade Communications Systems, Inc. (a)	769,879	4,465,298
Finisar Corp. (a)	192,328	2,642,587
Polycom, Inc. (a)	756,422	7,881,917
QUALCOMM, Inc.	632,073	38,847,207
Research In Motion Ltd. (a)(d)	171,700	1,148,673
Riverbed Technology, Inc. (a)	241,837	4,834,322
		64,066,002
COMPUTERS & PERIPHERALS - 1.3%
Computer Hardware - 0.5%
Hewlett-Packard Co.	264,730	4,468,642
Computer Storage & Peripherals - 0.8%
Fusion-io, Inc. (a)	4,100	114,882
Lexmark International, Inc. Class A (d)	49,100	1,065,961
SanDisk Corp. (a)	172,868	7,125,619
		8,306,462
TOTAL COMPUTERS & PERIPHERALS		12,775,104
ELECTRONIC EQUIPMENT & COMPONENTS - 9.5%
Electronic Components - 2.0%
Aeroflex Holding Corp. (a)	1,781,466	12,648,409
Amphenol Corp. Class A	6,800	413,916
Corning, Inc.	295,341	3,541,139
InvenSense, Inc. (d)	226,494	2,849,295
		19,452,759
Electronic Manufacturing Services - 7.5%
Benchmark Electronics, Inc. (a)	517,133	8,299,985
Fabrinet (a)	89,612	1,073,552
Flextronics International Ltd. (a)	3,268,978	22,000,222
Jabil Circuit, Inc.	1,018,893	23,210,383
Plexus Corp. (a)	18	538
TE Connectivity Ltd.	75,000	2,637,750
TTM Technologies, Inc. (a)	1,372,745	14,551,097
Uni-Pixel Inc. (a)	27,800	167,634
		71,941,161
Technology Distributors - 0.0%
Avnet, Inc. (a)	10,000	322,100
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		91,716,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 78.2%
Semiconductor Equipment - 4.4%
Advanced Energy Industries, Inc. (a)	795	10,152
Amkor Technology, Inc. (a)(d)	1,955	9,169

	Shares	Value
Applied Materials, Inc.	170,516	$ 1,993,332
ASML Holding NV	148,960	8,456,459
Cabot Microelectronics Corp.	3,300	109,791
Cohu, Inc.	1,100	9,680
Cymer, Inc. (a)	206,550	11,711,385
Entegris, Inc. (a)	569,009	5,001,589
KLA-Tencor Corp.	70,600	3,622,486
Lam Research Corp. (a)	319,973	10,920,678
MEMC Electronic Materials, Inc. (a)	5,538	14,842
Nanometrics, Inc. (a)	22,400	341,152
Nova Measuring Instruments Ltd. (a)	15,800	124,188
Teradyne, Inc. (a)	1,730	27,023
		42,351,926
Semiconductors - 73.8%
Advanced Micro Devices, Inc. (a)	5,260,459	19,568,907
Alpha & Omega Semiconductor Ltd. (a)	412,527	3,914,881
Altera Corp.	1,337,616	49,933,205
Analog Devices, Inc.	173,900	6,910,786
Applied Micro Circuits Corp. (a)	364,277	1,861,455
ARM Holdings PLC sponsored ADR	17	463
Atmel Corp. (a)	1,834,203	10,876,824
Avago Technologies Ltd.	1,053,247	38,517,243
BCD Semiconductor Manufacturing Ltd. ADR (a)(e)	1,423,208	5,137,781
Broadcom Corp. Class A	2,573,953	91,452,551
Cirrus Logic, Inc. (a)	125,000	5,208,750
Cypress Semiconductor Corp.	1,834,476	21,298,266
Entropic Communications, Inc. (a)	693,518	3,765,803
Exar Corp. (a)	15,000	114,150
Fairchild Semiconductor International, Inc. (a)	70,895	1,029,395
First Solar, Inc. (a)(d)	127,042	2,539,570
Freescale Semiconductor Holdings I Ltd. (a)(d)	4,340,627	43,449,676
Inphi Corp. (a)	246,700	2,930,796
Intel Corp.	1,262,483	31,347,453
Intermolecular, Inc.	554,894	4,106,216
International Rectifier Corp. (a)	113,656	1,978,751
Intersil Corp. Class A	5,064,672	44,721,054
Lattice Semiconductor Corp. (a)	245,500	954,995
Linear Technology Corp.	2,100	69,353
LSI Corp. (a)	372,319	2,900,365
M/A-COM Technology Solutions, Inc.	222,763	2,566,230
MagnaChip Semiconductor Corp. (a)	162,138	2,190,484
Marvell Technology Group Ltd.	4,012,272	40,844,929
Maxim Integrated Products, Inc.	144,500	3,921,730
MediaTek, Inc.	284,000	3,040,787
Micron Technology, Inc. (a)	3,964,795	24,621,377
Monolithic Power Systems, Inc. (a)	200	4,312
Motech Industries, Inc.	1	1
NVIDIA Corp. (a)	2,063,212	28,946,864
NXP Semiconductors NV (a)	1,564,837	36,491,999
O2Micro International Ltd. sponsored ADR (a)	567,385	2,014,217
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
ON Semiconductor Corp. (a)	5,660,053	$ 35,262,130
Peregrine Semiconductor Corp.	58,900	936,510
PMC-Sierra, Inc. (a)	2,187,620	12,797,577
RDA Microelectronics, Inc. sponsored ADR (a)	57,882	519,780
Renesas Electronics Corp. (a)(d)	557,100	1,881,602
RF Micro Devices, Inc. (a)	1,652,755	6,197,831
Samsung Electronics Co. Ltd.	1,834	1,994,481
Skyworks Solutions, Inc. (a)	655,666	19,971,586
Spansion, Inc. Class A	355,556	4,064,005
STATS ChipPAC Ltd. (a)	7,325,000	1,909,847
Texas Instruments, Inc.	3,018,684	87,662,583
Volterra Semiconductor Corp. (a)	16,900	402,727
Xilinx, Inc.	5,000	169,550
		713,001,828
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		755,353,754
SOFTWARE - 0.1%
Home Entertainment Software - 0.1%
Zynga, Inc.	294,500	824,600
TOTAL COMMON STOCKS (Cost $1,137,625,251)		924,735,483
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 0.17% (b)	45,596,946	45,596,946
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	44,608,664	44,608,664
TOTAL MONEY MARKET FUNDS (Cost $90,205,610)		90,205,610
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,227,830,861)	1,014,941,093
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(49,006,812)
NET ASSETS - 100%	$ 965,934,281
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,392
Fidelity Securities Lending Cash Central Fund	154,815
Total	$ 166,207
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BCD Semiconductor Manufacturing Ltd. ADR	$ 7,544,993	$ 934,707	$ 1,482,297	$ -	$ 5,137,781
Total	$ 7,544,993	$ 934,707	$ 1,482,297	$ -	$ 5,137,781
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 924,735,483	$ 922,853,878	$ 1,881,602	$ 3
Money Market Funds	90,205,610	90,205,610	-	-
Total Investments in Securities:	$ 1,014,941,093	$ 1,013,059,488	$ 1,881,602	$ 3
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	77.7%
Bermuda	9.1%
Singapore	6.5%
Netherlands	4.7%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,527,535) - See accompanying schedule: Unaffiliated issuers (cost $1,127,384,538)	$ 919,597,702
Fidelity Central Funds (cost $90,205,610)	90,205,610
Other affiliated issuers (cost $10,240,713)	5,137,781
Total Investments (cost $1,227,830,861)		$ 1,014,941,093
Cash		2,158
Receivable for investments sold		4,081,724
Receivable for fund shares sold		111,792
Dividends receivable		938,831
Distributions receivable from Fidelity Central Funds		55,083
Other receivables		49,426
Total assets		1,020,180,107

Liabilities
Payable for investments purchased	$ 7,556,451
Payable for fund shares redeemed	1,346,643
Accrued management fee	452,103
Other affiliated payables	210,987
Other payables and accrued expenses	70,978
Collateral on securities loaned, at value	44,608,664
Total liabilities		54,245,826

Net Assets		$ 965,934,281
Net Assets consist of:
Paid in capital		$ 1,439,978,280
Distributions in excess of net investment income		(197,815)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(260,956,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(212,889,378)
Net Assets, for 20,548,379 shares outstanding		$ 965,934,281
Net Asset Value, offering price and redemption price per share ($965,934,281 ÷ 20,548,379 shares)		$ 47.01

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,640,494
Interest		15,298
Income from Fidelity Central Funds (including $154,815 from security lending)		166,207
Total income		4,821,999

Expenses
Management fee	$ 2,918,943
Transfer agent fees	1,199,214
Accounting and security lending fees	179,770
Custodian fees and expenses	34,226
Independent trustees' compensation	3,829
Depreciation in deferred trustee compensation account	(27)
Registration fees	27,563
Audit	20,010
Legal	3,034
Interest	1,409
Miscellaneous	6,293
Total expenses before reductions	4,394,264
Expense reductions	(34,233)	4,360,031
Net investment income (loss)		461,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,002,111)
Other affiliated issuers	329,384
Foreign currency transactions	(13,569)
Total net realized gain (loss)		(2,686,296)
Change in net unrealized appreciation (depreciation) on: Investment securities	(141,265,958)
Assets and liabilities in foreign currencies	390
Total change in net unrealized appreciation (depreciation)		(141,265,568)
Net gain (loss)		(143,951,864)
Net increase (decrease) in net assets resulting from operations		$ (143,489,896)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 461,968	$ 345,599
Net realized gain (loss)	(2,686,296)	164,105,931
Change in net unrealized appreciation (depreciation)	(141,265,568)	(175,704,422)
Net increase (decrease) in net assets resulting from operations	(143,489,896)	(11,252,892)
Distributions to shareholders from net investment income	-	(1,262,911)
Share transactions Proceeds from sales of shares	73,742,590	318,638,191
Reinvestment of distributions	-	1,197,593
Cost of shares redeemed	(256,069,994)	(402,899,738)
Net increase (decrease) in net assets resulting from share transactions	(182,327,404)	(83,063,954)
Redemption fees	10,501	56,684
Total increase (decrease) in net assets	(325,806,799)	(95,523,073)

Net Assets
Beginning of period	1,291,741,080	1,387,264,153
End of period (including distributions in excess of net investment income of $197,815 and distributions in excess of net investment income of $659,783, respectively)	$ 965,934,281	$ 1,291,741,080
Other Information Shares
Sold	1,492,962	6,469,469
Issued in reinvestment of distributions	-	25,727
Redeemed	(5,184,918)	(8,254,694)
Net increase (decrease)	(3,691,956)	(1,759,498)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 53.29	$ 53.36	$ 39.66	$ 21.13	$ 37.17	$ 46.14
Income from Investment Operations
Net investment income (loss) D	.02	.01	.06	.31	.34	.17
Net realized and unrealized gain (loss)	(6.30)	(.02)	13.75	18.57	(16.19)	(8.85)
Total from investment operations	(6.28)	(.01)	13.81	18.88	(15.85)	(8.68)
Distributions from net investment income	-	(.06)	(.11)	(.34)	(.19)	(.17)
Distributions from net realized gain	-	-	-	(.01)	-	(.12)
Total distributions	-	(.06)	(.11)	(.35)	(.19)	(.29)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 47.01	$ 53.29	$ 53.36	$ 39.66	$ 21.13	$ 37.17
Total Return B, C	(11.78)%	(.01)%	34.87%	89.51%	(42.63)%	(18.95)%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.84%	.86%	.92%	.89%	.87%
Expenses net of fee waivers, if any	.84% A	.84%	.86%	.92%	.89%	.87%
Expenses net of all reductions	.83% A	.83%	.86%	.91%	.88%	.86%
Net investment income (loss)	.09% A	.03%	.13%	.92%	1.05%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 965,934	$ 1,291,741	$ 1,387,264	$ 1,104,541	$ 563,453	$ 1,201,825
Portfolio turnover rate F	92% A	137%	101%	71%	91%	87%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Cognizant Technology Solutions Corp. Class A	9.1	14.2
Visa, Inc. Class A	9.1	7.7
IBM Corp.	8.2	8.3
MasterCard, Inc. Class A	7.6	9.7
Accenture PLC Class A	7.0	9.3
Virtusa Corp.	5.3	3.2
EPAM Systems, Inc.	3.3	1.9
ExlService Holdings, Inc.	3.2	0.0
Sapient Corp.	3.0	0.8
Fidelity National Information Services, Inc.	3.0	2.5
	58.8
Top Industries (% of fund's net assets)
As of August 31, 2012
IT Services	87.1%
Software	6.4%
Internet Software & Services	3.1%
Office Electronics	1.3%
Computers & Peripherals	1.0%
All Others*	1.1%

As of February 29, 2012
IT Services	91.0%
Software	2.4%
Internet Software & Services	1.8%
Consumer Finance	1.5%
Office Electronics	0.9%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

IT Services Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Diversified Support Services - 0.8%
Performant Financial Corp.	222,222	$ 2,411,109
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Palo Alto Networks, Inc.	400	25,752
COMPUTERS & PERIPHERALS - 1.0%
Computer Hardware - 1.0%
Hewlett-Packard Co.	400	6,752
NCR Corp. (a)	144,700	3,239,833
		3,246,585
INTERNET SOFTWARE & SERVICES - 3.1%
Internet Software & Services - 3.1%
Demandware, Inc. (d)	85,520	2,223,520
E2open, Inc.	135,100	1,723,876
Web.com Group, Inc. (a)	343,700	5,722,605
		9,670,001
IT SERVICES - 87.1%
Data Processing & Outsourced Services - 39.0%
Alliance Data Systems Corp. (a)(d)	24,248	3,337,737
Automatic Data Processing, Inc.	600	34,848
Broadridge Financial Solutions, Inc.	7,800	184,704
Cardtronics, Inc. (a)	101,700	2,873,025
Cass Information Systems, Inc.	12,320	493,046
Convergys Corp.	60,900	944,559
CoreLogic, Inc. (a)	1,600	39,360
CSG Systems International, Inc. (a)	18,100	383,901
DST Systems, Inc.	9,400	478,272
Euronet Worldwide, Inc. (a)	42,500	754,800
ExlService Holdings, Inc. (a)	391,500	10,088,955
Fidelity National Information Services, Inc.	297,800	9,380,700
Fiserv, Inc. (a)	73,000	5,205,630
FleetCor Technologies, Inc. (a)	91,200	3,938,016
Genpact Ltd.	88,500	1,615,125
Global Cash Access Holdings, Inc. (a)	351,300	2,694,471
Global Payments, Inc.	86,800	3,615,220
Heartland Payment Systems, Inc.	38,900	1,181,782
Higher One Holdings, Inc. (a)	2,700	33,291
Jack Henry & Associates, Inc.	6,600	243,936
Lender Processing Services, Inc.	31,300	878,591
MasterCard, Inc. Class A	56,540	23,910,766
ModusLink Global Solutions, Inc. (a)	4,400	13,420
NeuStar, Inc. Class A (a)	85,600	3,215,992
Paychex, Inc.	800	26,608
Syntel, Inc.	26,000	1,515,800
Teletech Holdings, Inc. (a)	37,500	619,125
The Western Union Co.	168,300	2,963,763
TNS, Inc. (a)	103,900	1,517,979
Total System Services, Inc.	1,300	30,134
VeriFone Systems, Inc. (a)	207,100	7,194,654

	Shares	Value
Visa, Inc. Class A	224,412	$ 28,780,839
WNS Holdings Ltd. sponsored ADR (a)	481,429	4,997,233
Wright Express Corp. (a)	600	39,504
		123,225,786
IT Consulting & Other Services - 48.1%
Accenture PLC Class A	356,700	21,972,720
Acxiom Corp. (a)	193,400	3,299,404
Booz Allen Hamilton Holding Corp. Class A	86,700	1,591,812
Camelot Information Systems, Inc. ADR (a)	805,344	1,465,726
CGI Group, Inc. Class A (sub. vtg.) (a)	132,000	3,446,797
Ciber, Inc. (a)	236,200	819,614
Cognizant Technology Solutions Corp. Class A (a)	449,166	28,872,390
EPAM Systems, Inc.	588,600	10,300,500
Forrester Research, Inc.	97,600	2,857,728
Gartner, Inc. Class A (a)	7,500	370,425
HCL Technologies Ltd.	1,614	15,825
HiSoft Technology International Ltd. ADR (a)	445,400	5,055,290
IBM Corp.	132,250	25,768,913
iGate Corp. (a)	92,607	1,491,899
ManTech International Corp. Class A	86,600	1,939,840
Maximus, Inc.	128,700	6,999,993
NCI, Inc. Class A (a)	199,300	1,456,883
SAIC, Inc.	136,300	1,664,223
Sapient Corp.	935,400	9,456,894
ServiceSource International, Inc. (a)	201,500	1,865,890
Teradata Corp. (a)	27,200	2,077,536
Unisys Corp. (a)	98,940	2,090,602
Virtusa Corp. (a)	1,000,132	16,902,231
		151,783,135
TOTAL IT SERVICES		275,008,921
OFFICE ELECTRONICS - 1.3%
Office Electronics - 1.3%
Xerox Corp.	549,300	4,048,341
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
eClerx	24,389	334,769
SOFTWARE - 6.4%
Application Software - 4.3%
Autodesk, Inc. (a)	44,500	1,381,725
Descartes Systems Group, Inc. (a)	68,400	570,376
Ellie Mae, Inc. (a)	134,400	3,463,488
Guidewire Software, Inc. (d)	249,600	7,126,080
Intuit, Inc.	600	35,124
QLIK Technologies, Inc. (a)	33,985	718,783
Splunk, Inc.	600	20,640
Zensar Technologies Ltd.	65,071	288,820
		13,605,036
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 2.1%
Check Point Software Technologies Ltd. (a)	144,600	$ 6,664,614
Eloqua, Inc.	5,300	74,147
Proofpoint, Inc.	1,000	12,980
		6,751,741
TOTAL SOFTWARE		20,356,777
TOTAL COMMON STOCKS (Cost $266,494,118)		315,102,255
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.17% (b)	2,180,423	2,180,423
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,914,575	5,914,575
TOTAL MONEY MARKET FUNDS (Cost $8,094,998)		8,094,998
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $274,589,116)	323,197,253
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(7,448,361)
NET ASSETS - 100%	$ 315,748,892
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,640
Fidelity Securities Lending Cash Central Fund	30,627
Total	$ 36,267
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.2%
Ireland	7.0%
Israel	2.1%
Cayman Islands	1.6%
Bailiwick of Jersey	1.6%
Canada	1.3%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,855,565) - See accompanying schedule: Unaffiliated issuers (cost $266,494,118)	$ 315,102,255
Fidelity Central Funds (cost $8,094,998)	8,094,998
Total Investments (cost $274,589,116)		$ 323,197,253
Receivable for fund shares sold		71,885
Dividends receivable		181,680
Distributions receivable from Fidelity Central Funds		2,311
Other receivables		24,334
Total assets		323,477,463

Liabilities
Payable for fund shares redeemed	$ 1,008,298
Accrued management fee	147,020
Other affiliated payables	70,104
Other payables and accrued expenses	588,574
Collateral on securities loaned, at value	5,914,575
Total liabilities		7,728,571

Net Assets		$ 315,748,892
Net Assets consist of:
Paid in capital		$ 277,300,542
Accumulated net investment loss		(486,634)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,669,166)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,604,150
Net Assets, for 13,130,368 shares outstanding		$ 315,748,892
Net Asset Value, offering price and redemption price per share ($315,748,892 ÷ 13,130,368 shares)		$ 24.05

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 969,969
Income from Fidelity Central Funds (including $30,627 from security lending)		36,267
Total income		1,006,236

Expenses
Management fee	$ 874,228
Transfer agent fees	363,794
Accounting and security lending fees	61,629
Custodian fees and expenses	12,194
Independent trustees' compensation	1,029
Registration fees	15,243
Audit	21,708
Legal	564
Interest	265
Miscellaneous	1,084
Total expenses before reductions	1,351,738
Expense reductions	(6,037)	1,345,701
Net investment income (loss)		(339,465)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,253,373)
Foreign currency transactions	(38,780)
Total net realized gain (loss)		(7,292,153)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $16,492)	9,500,130
Assets and liabilities in foreign currencies	(2,383)
Total change in net unrealized appreciation (depreciation)		9,497,747
Net gain (loss)		2,205,594
Net increase (decrease) in net assets resulting from operations		$ 1,866,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (339,465)	$ (449,605)
Net realized gain (loss)	(7,292,153)	2,836,074
Change in net unrealized appreciation (depreciation)	9,497,747	11,969,009
Net increase (decrease) in net assets resulting from operations	1,866,129	14,355,478
Distributions to shareholders from net realized gain	(4,164,408)	(1,972,671)
Share transactions Proceeds from sales of shares	119,801,079	205,367,309
Reinvestment of distributions	4,072,995	1,911,677
Cost of shares redeemed	(54,952,674)	(102,517,642)
Net increase (decrease) in net assets resulting from share transactions	68,921,400	104,761,344
Redemption fees	2,106	7,354
Total increase (decrease) in net assets	66,625,227	117,151,505

Net Assets
Beginning of period	249,123,665	131,972,160
End of period (including accumulated net investment loss of $486,634 and accumulated net investment loss of $147,169, respectively)	$ 315,748,892	$ 249,123,665
Other Information Shares
Sold	4,837,015	9,259,270
Issued in reinvestment of distributions	165,233	83,735
Redeemed	(2,353,761)	(4,775,238)
Net increase (decrease)	2,648,487	4,567,767

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 23.77	$ 22.31	$ 17.08	$ 10.62	$ 14.77	$ 17.40
Income from Investment Operations
Net investment income (loss) D	(.03)	(.05)	(.03)	(.05)	(.02)	(.06)
Net realized and unrealized gain (loss)	.61	1.86	5.26	6.51	(4.14)	(.25)
Total from investment operations	.58	1.81	5.23	6.46	(4.16)	(.31)
Distributions from net realized gain	(.30)	(.35)	-	-	-	(2.32)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 24.05	$ 23.77	$ 22.31	$ 17.08	$ 10.62	$ 14.77
Total Return B, C	2.41%	8.18%	30.62%	60.83%	(28.10)%	(2.94)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.91%	.94%	.99%	1.00%	1.06%
Expenses net of fee waivers, if any	.86% A	.91%	.94%	.99%	1.00%	1.06%
Expenses net of all reductions	.86% A	.91%	.94%	.99%	1.00%	1.06%
Net investment income (loss)	(.22)% A	(.24)%	(.16)%	(.31)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,749	$ 249,124	$ 131,972	$ 96,631	$ 48,039	$ 38,842
Portfolio turnover rate F	142% A	143%	156%	131%	140%	212%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	13.9	16.7
Google, Inc. Class A	10.8	3.6
Oracle Corp.	6.8	7.7
IBM Corp.	5.8	4.4
Comverse Technology, Inc.	4.4	0.5
Cognizant Technology Solutions Corp. Class A	4.0	1.3
eBay, Inc.	3.4	2.5
Visa, Inc. Class A	3.0	4.2
Apple, Inc.	2.9	6.4
salesforce.com, Inc.	2.7	2.7
	57.7
Top Industries (% of fund's net assets)
As of August 31, 2012
Software	45.4%
Internet Software & Services	21.5%
IT Services	19.3%
Computers & Peripherals	3.6%
Communications Equipment	1.9%
All Others*	8.3%

As of February 29, 2012
Software	46.2%
IT Services	21.7%
Internet Software & Services	14.2%
Computers & Peripherals	7.5%
Communications Equipment	3.3%
All Others*	7.1%

* Includes short-term investments and net other assets.

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CAPITAL MARKETS - 0.2%
Asset Management & Custody Banks - 0.2%
ICG Group, Inc. (a)	367,789	$ 3,354,236
COMMUNICATIONS EQUIPMENT - 1.9%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)	214,700	4,098,623
Infinera Corp. (a)	400,000	2,272,000
Polycom, Inc. (a)	2,591,221	27,000,523
Riverbed Technology, Inc. (a)	134,700	2,692,653
		36,063,799
COMPUTERS & PERIPHERALS - 3.6%
Computer Hardware - 2.9%
Apple, Inc.	81,300	54,084,012
Cray, Inc. (a)	7	80
		54,084,092
Computer Storage & Peripherals - 0.7%
Electronics for Imaging, Inc. (a)	413,620	6,390,429
SanDisk Corp. (a)	187,200	7,716,384
		14,106,813
TOTAL COMPUTERS & PERIPHERALS		68,190,905
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Alternative Carriers - 1.0%
inContact, Inc. (a)(e)	3,318,456	18,915,199
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Electronic Manufacturing Services - 1.0%
Fabrinet (a)	513,434	6,150,939
Flextronics International Ltd. (a)	816,800	5,497,064
Jabil Circuit, Inc.	150,000	3,417,000
TE Connectivity Ltd.	86,700	3,049,239
		18,114,242
Technology Distributors - 0.8%
Arrow Electronics, Inc. (a)	422,457	15,314,066
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		33,428,308
INTERNET SOFTWARE & SERVICES - 21.5%
Internet Software & Services - 21.5%
Active Network, Inc. (a)(e)	3,534,780	39,801,623
Akamai Technologies, Inc. (a)	225,000	8,439,750
Blinkx PLC (a)(d)	5,000,000	3,652,055
Constant Contact, Inc. (a)(d)	75,814	1,482,164
Digital River, Inc. (a)	82,300	1,371,118
E2open, Inc.	130,000	1,658,800
eBay, Inc. (a)	1,347,400	63,961,078
Facebook, Inc. Class A	339,800	6,143,584
Google, Inc. Class A (a)	298,300	204,362,347
IAC/InterActiveCorp	76,400	3,960,576
KIT digital, Inc. (a)	1,927,816	6,265,402
Liquidity Services, Inc. (a)	17,300	906,347

	Shares	Value
LogMeIn, Inc. (a)	40,000	$ 879,200
MercadoLibre, Inc. (d)	40,800	3,246,864
Rackspace Hosting, Inc. (a)	146,800	8,805,064
Responsys, Inc. (a)	931,355	8,931,694
SciQuest, Inc. (a)	141,949	2,391,841
SPS Commerce, Inc. (a)	85,636	2,992,978
Velti PLC (a)(d)	579,600	4,016,628
Vocus, Inc. (a)	75,000	1,456,500
Web.com Group, Inc. (a)	476,045	7,926,149
Yahoo!, Inc. (a)	1,609,600	23,580,640
		406,232,402
IT SERVICES - 19.3%
Data Processing & Outsourced Services - 5.7%
Fidelity National Information Services, Inc.	400,000	12,600,000
FleetCor Technologies, Inc. (a)	48,400	2,089,912
Global Payments, Inc.	149,400	6,222,510
MasterCard, Inc. Class A	55,000	23,259,500
VeriFone Systems, Inc. (a)	195,200	6,781,248
Visa, Inc. Class A	442,000	56,686,500
WNS Holdings Ltd. sponsored ADR (a)	101,791	1,056,591
		108,696,261
IT Consulting & Other Services - 13.6%
Acxiom Corp. (a)	105,000	1,791,300
Amdocs Ltd.	160,000	5,158,400
Camelot Information Systems, Inc. ADR (a)(e)	2,301,356	4,188,468
Cognizant Technology Solutions Corp. Class A (a)	1,180,800	75,901,824
EPAM Systems, Inc.	901,925	15,783,688
HCL Technologies Ltd.	1	10
HiSoft Technology International Ltd. ADR (a)	69,928	793,683
IBM Corp.	564,089	109,912,742
iGate Corp. (a)	27,000	434,970
Lionbridge Technologies, Inc. (a)(e)	6,154,175	21,601,154
Sapient Corp.	285,390	2,885,293
Teradata Corp. (a)	39,900	3,047,562
Unisys Corp. (a)	123,100	2,601,103
Virtusa Corp. (a)	742,012	12,540,003
		256,640,200
TOTAL IT SERVICES		365,336,461
MEDIA - 1.1%
Advertising - 1.1%
MDC Partners, Inc. Class A (sub. vtg.) (e)	2,090,668	21,136,648
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
RF Micro Devices, Inc. (a)	953,700	3,576,375
Common Stocks - continued
	Shares	Value
SOFTWARE - 45.4%
Application Software - 17.8%
Actuate Corp. (a)	245,000	$ 1,712,550
Adobe Systems, Inc. (a)	56,100	1,754,247
AsiaInfo-Linkage, Inc. (a)	885,200	10,622,400
Aspen Technology, Inc. (a)	162,215	3,954,802
Autodesk, Inc. (a)	56,000	1,738,800
BroadSoft, Inc. (a)(d)	51,500	1,864,815
Callidus Software, Inc. (a)(d)(e)	2,375,667	10,619,231
Citrix Systems, Inc. (a)	458,100	35,589,789
Compuware Corp. (a)	2,480,100	24,801,000
Comverse Technology, Inc. (a)(e)	14,047,054	84,282,324
Concur Technologies, Inc. (a)	115,800	8,383,920
Descartes Systems Group, Inc. (a)	1,429,500	11,920,355
Ebix, Inc. (d)	561,925	13,480,581
Ellie Mae, Inc. (a)	119,600	3,082,092
Guidewire Software, Inc.	371,500	10,606,325
Informatica Corp. (a)	149,600	4,876,960
Kenexa Corp. (a)	50,000	2,292,000
Kingdee International Software Group Co. Ltd. (a)	6,654,000	995,189
Nuance Communications, Inc. (a)	613,600	14,634,360
Parametric Technology Corp. (a)	182,900	3,886,625
Pegasystems, Inc.	71,400	1,929,942
PROS Holdings, Inc. (a)	132,200	2,284,416
QLIK Technologies, Inc. (a)	417,800	8,836,470
salesforce.com, Inc. (a)	353,878	51,376,008
SolarWinds, Inc. (a)	43,200	2,370,816
Solera Holdings, Inc.	120,000	4,935,600
Synchronoss Technologies, Inc. (a)	62,932	1,448,065
Synopsys, Inc. (a)	264,410	8,733,462
TIBCO Software, Inc. (a)	19,400	580,448
TiVo, Inc. (a)	267,100	2,427,939
Verint Systems, Inc. (a)	48,864	1,398,976
		337,420,507
Home Entertainment Software - 0.6%
Activision Blizzard, Inc.	628,400	7,389,984
Electronic Arts, Inc. (a)	200,000	2,666,000
Take-Two Interactive Software, Inc. (a)	131,500	1,347,875
		11,403,859
Systems Software - 27.0%
BMC Software, Inc. (a)	142,600	5,903,640
CA Technologies, Inc.	259,700	6,759,991
Check Point Software Technologies Ltd. (a)	92,800	4,277,152
CommVault Systems, Inc. (a)	40,000	2,016,800
Eloqua, Inc.	197,300	2,760,227

	Shares	Value
Fortinet, Inc. (a)	294,200	$ 7,799,242
Imperva, Inc.	120,665	3,654,943
Infoblox, Inc. (d)	62,664	1,365,449
Microsoft Corp.	8,545,900	263,384,638
NetSuite, Inc. (a)	85,600	4,868,928
Oracle Corp.	4,080,700	129,154,155
Pervasive Software, Inc. (a)	541,212	4,502,884
Red Hat, Inc. (a)	31,500	1,765,260
Rovi Corp. (a)	150,000	2,301,000
ServiceNow, Inc. (d)	223,700	6,957,070
Sourcefire, Inc. (a)	44,600	2,314,294
Symantec Corp. (a)	2,181,600	38,897,928
VMware, Inc. Class A (a)	234,200	20,853,168
Websense, Inc. (a)	81,700	1,256,546
		510,793,315
TOTAL SOFTWARE		859,617,681
TOTAL COMMON STOCKS (Cost $1,608,202,316)		1,815,852,014
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.17% (b)	89,617,491	89,617,491
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,176,732	22,176,732
TOTAL MONEY MARKET FUNDS (Cost $111,794,223)		111,794,223
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,719,996,539)	1,927,646,237
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(35,531,766)
NET ASSETS - 100%	$ 1,892,114,471
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,268
Fidelity Securities Lending Cash Central Fund	1,373,899
Total	$ 1,419,167
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Active Network, Inc.	$ 31,326,256	$ 24,420,977	$ -	$ -	$ 39,801,623
Callidus Software, Inc.	16,897,742	406,500	-	-	10,619,231
Camelot Information Systems, Inc. ADR	4,176,153	1,935,729	827,853	-	4,188,468
Comverse Technology, Inc.	8,625,912	72,631,518	-	-	84,282,324
inContact, Inc.	14,738,399	2,756,672	-	-	18,915,199
Lionbridge Technologies, Inc.	13,016,304	3,256,430	-	-	21,601,154
MDC Partners, Inc. Class A (sub. vtg.)	16,274,035	8,859,754	-	390,732	21,136,648
Total	$ 105,054,801	$ 114,267,580	$ 827,853	$ 390,732	$ 200,544,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,927,607) - See accompanying schedule: Unaffiliated issuers (cost $1,393,800,547)	$ 1,615,307,367
Fidelity Central Funds (cost $111,794,223)	111,794,223
Other affiliated issuers (cost $214,401,769)	200,544,647
Total Investments (cost $1,719,996,539)		$ 1,927,646,237
Receivable for investments sold		9,481,402
Receivable for fund shares sold		2,186,438
Dividends receivable		2,461,163
Distributions receivable from Fidelity Central Funds		147,474
Other receivables		362,989
Total assets		1,942,285,703

Liabilities
Payable for investments purchased	$ 24,835,370
Payable for fund shares redeemed	1,905,150
Accrued management fee	855,816
Other affiliated payables	362,416
Other payables and accrued expenses	35,748
Collateral on securities loaned, at value	22,176,732
Total liabilities		50,171,232

Net Assets		$ 1,892,114,471
Net Assets consist of:
Paid in capital		$ 1,620,452,611
Undistributed net investment income		1,315,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		62,749,071
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,597,065
Net Assets, for 21,841,984 shares outstanding		$ 1,892,114,471
Net Asset Value, offering price and redemption price per share ($1,892,114,471 ÷ 21,841,984 shares)		$ 86.63

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends (including $390,732 earned from other affiliated issuers)		$ 7,009,001
Interest		52
Income from Fidelity Central Funds (including $1,373,899 from security lending)		1,419,167
Total income		8,428,220

Expenses
Management fee	$ 4,890,938
Transfer agent fees	1,874,620
Accounting and security lending fees	272,402
Custodian fees and expenses	22,740
Independent trustees' compensation	5,806
Registration fees	75,518
Audit	20,522
Legal	3,753
Interest	254
Miscellaneous	7,710
Total expenses before reductions	7,174,263
Expense reductions	(62,188)	7,112,075
Net investment income (loss)		1,316,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,041,652
Other affiliated issuers	(679,887)
Foreign currency transactions	(59,065)
Total net realized gain (loss)		70,302,700
Change in net unrealized appreciation (depreciation) on: Investment securities	(46,648,236)
Assets and liabilities in foreign currencies	30,860
Total change in net unrealized appreciation (depreciation)		(46,617,376)
Net gain (loss)		23,685,324
Net increase (decrease) in net assets resulting from operations		$ 25,001,469

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,316,145	$ (935,778)
Net realized gain (loss)	70,302,700	205,635,526
Change in net unrealized appreciation (depreciation)	(46,617,376)	(18,881,690)
Net increase (decrease) in net assets resulting from operations	25,001,469	185,818,058
Distributions to shareholders from net realized gain	(90,672,703)	(181,184,664)
Share transactions Proceeds from sales of shares	466,397,537	585,190,987
Reinvestment of distributions	87,359,131	174,047,914
Cost of shares redeemed	(217,620,329)	(441,554,331)
Net increase (decrease) in net assets resulting from share transactions	336,136,339	317,684,570
Redemption fees	33,848	44,203
Total increase (decrease) in net assets	270,498,953	322,362,167

Net Assets
Beginning of period	1,621,615,518	1,299,253,351
End of period (including undistributed net investment income of $1,315,724 and accumulated net investment loss of $421, respectively)	$ 1,892,114,471	$ 1,621,615,518
Other Information Shares
Sold	5,373,216	6,956,029
Issued in reinvestment of distributions	1,016,513	2,132,816
Redeemed	(2,574,613)	(5,241,268)
Net increase (decrease)	3,815,116	3,847,577

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 89.96	$ 91.63	$ 72.29	$ 44.38	$ 66.77	$ 65.47
Income from Investment Operations
Net investment income (loss) D	.06	(.06)	(.11)	(.04)	(.07)	(.20)
Net realized and unrealized gain (loss)	1.24	10.39	22.28	27.95	(22.32)	1.49
Total from investment operations	1.30	10.33	22.17	27.91	(22.39)	1.29
Distributions from net realized gain	(4.63)	(12.00)	(2.83)	-	-	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 86.63	$ 89.96	$ 91.63	$ 72.29	$ 44.38	$ 66.77
Total Return B, C	1.49%	13.08%	30.85%	62.89%	(33.53)%	1.99%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.82%	.84%	.90%	.87%	.86%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.90%	.87%	.86%
Expenses net of all reductions	.81% A	.81%	.83%	.89%	.87%	.86%
Net investment income (loss)	.15% A	(.07)%	(.13)%	(.07)%	(.12)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,892,114	$ 1,621,616	$ 1,299,253	$ 984,803	$ 488,980	$ 767,777
Portfolio turnover rate F	108% A	238%	189%	56%	49%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	21.5	16.9
Google, Inc. Class A	6.4	1.4
Visa, Inc. Class A	3.6	1.1
salesforce.com, Inc.	2.6	2.6
QUALCOMM, Inc.	2.6	3.0
IBM Corp.	2.3	1.6
eBay, Inc.	2.2	1.5
Altera Corp.	1.8	1.9
Cree, Inc.	1.8	1.2
Oracle Corp.	1.6	1.0
	46.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Computers & Peripherals	24.4%
Software	17.5%
Semiconductors & Semiconductor Equipment	16.0%
Internet Software & Services	11.3%
IT Services	8.1%
All Others*	22.7%

As of February 29, 2012
Software	23.2%
Semiconductors & Semiconductor Equipment	21.7%
Computers & Peripherals	19.6%
Communications Equipment	9.0%
Internet Software & Services	7.9%
All Others*	18.6%

* Includes short-term investments and net other assets.

Semiannual Report

Technology Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
AEROSPACE & DEFENSE - 0.3%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc. (a)	208,406	$ 4,328,593
GeoEye, Inc. (a)	80,929	2,171,325
		6,499,918
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	40,095	1,143,509
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
JSR Corp.	757,600	12,948,345
COMMUNICATIONS EQUIPMENT - 6.5%
Communications Equipment - 6.5%
AAC Acoustic Technology Holdings, Inc.	1,065,000	3,618,222
Acme Packet, Inc. (a)	483,924	9,238,109
ADTRAN, Inc.	153,505	3,114,616
ADVA AG Optical Networking (a)	97,916	633,036
Aruba Networks, Inc. (a)(d)	71,615	1,407,235
Brocade Communications Systems, Inc. (a)	40,810	236,698
Ciena Corp. (a)(d)	405,366	5,541,353
Cisco Systems, Inc.	1,782,385	34,007,906
Comba Telecom Systems Holdings Ltd.	198,000	51,058
F5 Networks, Inc. (a)	18,236	1,777,828
Finisar Corp. (a)	550,152	7,559,088
Infinera Corp. (a)	310,023	1,760,931
JDS Uniphase Corp. (a)	96,147	1,075,885
Juniper Networks, Inc. (a)	85,421	1,489,742
Motorola Solutions, Inc.	56,503	2,692,933
NETGEAR, Inc. (a)	5,884	215,178
Polycom, Inc. (a)	763,423	7,954,868
QUALCOMM, Inc.	974,828	59,912,929
Research In Motion Ltd. (a)	145,900	976,071
Riverbed Technology, Inc. (a)	1,287	25,727
Sandvine Corp. (a)	1,941,200	2,250,104
Sandvine Corp. (U.K.) (a)	2,252,512	2,582,134
Spirent Communications PLC	87,200	219,460
ZTE Corp. (H Shares)	110,800	146,572
		148,487,683
COMPUTERS & PERIPHERALS - 24.4%
Computer Hardware - 22.8%
Advantech Co. Ltd.	465,000	1,618,095
Apple, Inc.	743,186	494,397,050
ASUSTeK Computer, Inc.	133,000	1,330,579
Foxconn Technology Co. Ltd.	190,050	724,921
Getac Technology Corp.	1,373,000	987,704
Hewlett-Packard Co.	172,345	2,909,184
Lenovo Group Ltd.	6,764,000	5,494,259
Pegatron Corp.	1,751,000	2,199,955
Quanta Computer, Inc.	1,366,000	3,533,034

	Shares	Value
Stratasys, Inc. (a)	122,227	$ 7,903,198
Wistron Corp.	908,250	1,018,047
		522,116,026
Computer Storage & Peripherals - 1.6%
ADLINK Technology, Inc.	5,750	5,945
Catcher Technology Co. Ltd.	43,000	215,094
EMC Corp. (a)	490,727	12,901,213
Fusion-io, Inc. (a)	132,500	3,712,650
Gemalto NV	27,406	2,172,035
NetApp, Inc. (a)	7,012	242,054
SanDisk Corp. (a)	372,436	15,351,812
SIMPLO Technology Co. Ltd.	110,000	651,454
Synaptics, Inc. (a)	38,330	1,165,999
Wacom Co. Ltd.	486	1,099,281
		37,517,537
TOTAL COMPUTERS & PERIPHERALS		559,633,563
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	53,012	138,151
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
Dynapack International Technology Corp.	40,000	193,395
ELECTRONIC EQUIPMENT & COMPONENTS - 2.7%
Electronic Components - 1.6%
Aeroflex Holding Corp. (a)	60,538	429,820
Amphenol Corp. Class A	379	23,070
Cheng Uei Precision Industries Co. Ltd.	584,739	1,164,117
Chimei Innolux Corp. (a)	51,000	16,348
FLEXium Interconnect, Inc.	132,000	598,454
InvenSense, Inc.	33,991	427,607
Omron Corp.	31,600	622,055
Tong Hsing Electronics Industries Ltd.	2,434,000	8,103,289
Universal Display Corp. (a)(d)	528,037	21,316,854
Vishay Intertechnology, Inc. (a)	122,847	1,174,417
Yageo Corp.	6,108,000	1,761,668
Zhen Ding Technology Holding Ltd.	195,300	620,788
		36,258,487
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	1,088,644	2,280,226
Hitachi High-Technologies Corp.	14,900	370,839
Keyence Corp.	4,350	1,150,338
National Instruments Corp.	8,188	210,923
SFA Engineering Corp.	4,365	189,416
SNU Precision Co. Ltd. (a)	22,427	136,486
Test Research, Inc.	59,016	94,585
TPK Holdings Co.	183,284	2,373,303
		6,806,116
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 0.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	245,300	$ 696,003
Jabil Circuit, Inc.	344,391	7,845,227
Ju Teng International Holdings Ltd.	1,826,000	812,241
KEMET Corp. (a)	4,077	18,999
TE Connectivity Ltd.	23,294	819,250
Trimble Navigation Ltd. (a)	141,776	6,954,113
		17,145,833
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	47	1,704
Digital China Holdings Ltd. (H Shares)	423,000	681,735
Redington India Ltd.	174,887	236,542
VST Holdings Ltd.	2,990,000	558,990
WPG Holding Co. Ltd.	340,200	401,816
WT Microelectronics Co. Ltd.	52,529	60,988
		1,941,775
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		62,152,211
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	4,882,000	4,836,960
China Kanghui Holdings sponsored ADR (a)	500	12,495
		4,849,455
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,500	132,555
So-net M3, Inc.	837	4,440,447
		4,573,002
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd. (a)	53,000	62,390
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	546,000	101,372
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Samsung Techwin Co. Ltd.	24,982	1,568,826
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	70,328	17,457,519
E-Commerce China Dangdang, Inc. ADR (a)	990	5,029
Expedia, Inc.	27,100	1,391,856
Rakuten, Inc.	1,102,700	10,661,176

	Shares	Value
Start Today Co. Ltd. (d)	154,300	$ 2,252,124
TripAdvisor, Inc. (a)	26,892	899,268
		32,666,972
INTERNET SOFTWARE & SERVICES - 11.3%
Internet Software & Services - 11.3%
Active Network, Inc. (a)	134,901	1,518,985
Akamai Technologies, Inc. (a)	199,804	7,494,648
Baidu.com, Inc. sponsored ADR (a)	1,838	204,827
Bankrate, Inc. (a)(d)	65,219	1,120,462
Bazaarvoice, Inc. (d)	8,500	126,140
Blinkx PLC (a)	500,000	365,206
Cornerstone OnDemand, Inc. (a)	166,615	4,466,948
DealerTrack Holdings, Inc. (a)	7,000	193,830
eBay, Inc. (a)	1,068,824	50,737,075
ExactTarget, Inc.	48,500	1,026,745
Facebook, Inc.:
Class A	660	11,933
Class B (a)(f)	122,522	1,993,678
Google, Inc. Class A (a)	215,124	147,379,301
INFO Edge India Ltd.	114,388	688,491
Kakaku.com, Inc. (d)	53,400	1,919,253
LogMeIn, Inc. (a)	513	11,276
Mail.ru Group Ltd. GDR (e)	5,600	183,512
MercadoLibre, Inc. (d)	41,936	3,337,267
Millennial Media, Inc. (d)	96,600	1,113,798
NHN Corp.	100	22,888
Open Text Corp. (a)	400	21,502
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	106,770	2,390,580
Rackspace Hosting, Inc. (a)	123,235	7,391,635
Renren, Inc. ADR (a)(d)	18,800	72,004
Responsys, Inc. (a)	347,871	3,336,083
Saba Software, Inc. (a)	10,000	94,000
SciQuest, Inc. (a)	244,370	4,117,635
SINA Corp. (a)	4,631	259,799
SouFun Holdings Ltd. ADR (d)	123,173	1,675,153
Tencent Holdings Ltd.	71,000	2,169,560
Velti PLC (a)	32,400	224,532
VeriSign, Inc. (a)	24,700	1,177,696
Vocus, Inc. (a)	312,561	6,069,935
XO Group, Inc. (a)	16,300	129,422
Yahoo!, Inc. (a)	13,750	201,438
Yandex NV (a)	85,249	1,800,459
YouKu.com, Inc. ADR (a)	239,683	4,024,278
		259,071,974
IT SERVICES - 8.1%
Data Processing & Outsourced Services - 4.8%
Automatic Data Processing, Inc.	114,883	6,672,405
Fidelity National Information Services, Inc.	167,495	5,276,093
Fiserv, Inc. (a)	30,100	2,146,431
Global Payments, Inc.	98,518	4,103,275
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Jack Henry & Associates, Inc.	62,208	$ 2,299,208
MasterCard, Inc. Class A	10,252	4,335,571
Paychex, Inc.	7,115	236,645
Syntel, Inc.	23,201	1,352,618
VeriFone Systems, Inc. (a)	5,919	205,626
Visa, Inc. Class A	642,993	82,463,852
WNS Holdings Ltd. sponsored ADR (a)	26,900	279,222
		109,370,946
IT Consulting & Other Services - 3.3%
Accenture PLC Class A	119,541	7,363,726
Bit-isle, Inc.	4,900	40,081
Camelot Information Systems, Inc. ADR (a)	555	1,010
ChinaSoft International Ltd. (a)	50,000	11,282
Cognizant Technology Solutions Corp. Class A (a)	3,430	220,480
HiSoft Technology International Ltd. ADR (a)	36,166	410,484
IBM Corp.	264,485	51,534,902
ServiceSource International, Inc. (a)(d)	1,458,762	13,508,136
Teradata Corp. (a)	30,097	2,298,809
Virtusa Corp. (a)	49,000	828,100
		76,217,010
TOTAL IT SERVICES		185,587,956
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	25,400	1,068,832
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	87,200	1,259,168
		2,328,000
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	536,000	2,618,396
Fanuc Corp.	2,500	410,778
HIWIN Technologies Corp.	228,154	1,648,920
Mirle Automation Corp.	301,893	200,508
Nippon Thompson Co. Ltd.	452,000	1,688,062
Shin Zu Shing Co. Ltd.	753,000	2,746,244
		9,312,908
MEDIA - 0.7%
Advertising - 0.5%
Dentsu, Inc.	500	12,743
Focus Media Holding Ltd. ADR	470,444	11,314,178
ReachLocal, Inc. (a)	43,033	540,925
		11,867,846

	Shares	Value
Cable & Satellite - 0.2%
DIRECTV (a)	89,000	$ 4,636,010
DISH Network Corp. Class A	7,233	231,384
		4,867,394
Movies & Entertainment - 0.0%
IMAX Corp. (a)	19,570	395,510
TOTAL MEDIA		17,130,750
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	27,023	199,160
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	3,994,500	2,106,448
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	27,700	729,618
IHS, Inc. Class A (a)	20,600	2,349,224
		3,078,842
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Services - 0.0%
E-House China Holdings Ltd. ADR	186,422	881,776
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.7%
Semiconductor Equipment - 2.2%
Amkor Technology, Inc. (a)	4,848	22,737
Applied Materials, Inc.	287,872	3,365,224
Asia Pacific Systems, Inc. (a)	42,349	394,061
ASM International NV:
unit	192,791	6,753,469
(Netherlands)	112,900	3,976,157
ASML Holding NV	189,403	10,752,408
Cymer, Inc. (a)	171,423	9,719,684
Dainippon Screen Manufacturing Co. Ltd.	56,000	302,883
Entegris, Inc. (a)	322,643	2,836,032
GCL-Poly Energy Holdings Ltd.	96,000	14,729
GT Advanced Technologies, Inc. (a)	4,100	23,780
ICD Co. Ltd.	52,302	715,019
KLA-Tencor Corp.	4,618	236,950
Lam Research Corp. (a)	6,213	212,050
Micronics Japan Co. Ltd.	105,900	324,421
Rubicon Technology, Inc. (a)	1,926	16,217
Teradyne, Inc. (a)	72,805	1,137,214
Ultratech, Inc. (a)	179,595	5,923,043
Visual Photonics Epitaxy Co. Ltd.	2,380,500	3,385,126
		50,111,204
Semiconductors - 13.5%
Advanced Micro Devices, Inc. (a)	3,611	13,433
Alpha & Omega Semiconductor Ltd. (a)	25,812	244,956
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Altera Corp.	1,130,607	$ 42,205,559
Analog Devices, Inc.	5,826	231,525
Applied Micro Circuits Corp. (a)	453,625	2,318,024
ARM Holdings PLC sponsored ADR	9,175	249,927
Atmel Corp. (a)	35,096	208,119
Avago Technologies Ltd.	123,388	4,512,299
Broadcom Corp. Class A	718,446	25,526,386
Cavium, Inc. (a)(d)	505,551	16,329,297
Cirrus Logic, Inc. (a)	348,303	14,513,786
Cree, Inc. (a)(d)	1,457,489	41,101,190
Cypress Semiconductor Corp.	16,994	197,300
Dialog Semiconductor PLC (a)	86,734	1,867,144
Diodes, Inc. (a)	1,138	21,042
Duksan Hi-Metal Co. Ltd. (a)	34,690	665,474
Epistar Corp.	576,000	1,171,774
Fairchild Semiconductor International, Inc. (a)	1,780	25,846
Freescale Semiconductor Holdings I Ltd. (a)	2,121	21,231
Genesis Photonics, Inc.	49,803	38,077
Global Unichip Corp.	73,000	266,236
Hittite Microwave Corp. (a)	18,478	967,693
Imagination Technologies Group PLC (a)	1,152,552	10,925,576
Infineon Technologies AG	32,031	221,386
Inotera Memories, Inc. (a)	9,550,000	1,639,224
Inphi Corp. (a)	125,395	1,489,693
International Rectifier Corp. (a)	58,126	1,011,974
Intersil Corp. Class A	218,600	1,930,238
JA Solar Holdings Co. Ltd. ADR (a)(d)	124,687	118,453
LSI Corp. (a)	690,878	5,381,940
MagnaChip Semiconductor Corp. (a)	119,729	1,617,539
Marvell Technology Group Ltd.	1,741	17,723
Maxim Integrated Products, Inc.	53	1,438
MediaTek, Inc.	1,729,506	18,517,815
Mellanox Technologies Ltd. (a)	52,100	5,959,719
Micrel, Inc.	22,021	218,889
Micron Technology, Inc. (a)	2,478,083	15,388,895
Monolithic Power Systems, Inc. (a)	445,605	9,607,244
MStar Semiconductor, Inc.	653,000	5,210,978
Novatek Microelectronics Corp.	725,000	2,340,901
NVIDIA Corp. (a)	18,332	257,198
NXP Semiconductors NV (a)	603,895	14,082,831
O2Micro International Ltd. sponsored ADR (a)	44,200	156,910
Omnivision Technologies, Inc. (a)	320,961	5,215,616
ON Semiconductor Corp. (a)	28,538	177,792
Phison Electronics Corp.	187,000	1,414,060
PMC-Sierra, Inc. (a)	179,949	1,052,702
Power Integrations, Inc.	78,302	2,712,381
Radiant Opto-Electronics Corp.	264,710	1,138,128
Rambus, Inc. (a)	502,661	2,151,389

	Shares	Value
RF Micro Devices, Inc. (a)	1,232,238	$ 4,620,893
Samsung Electronics Co. Ltd.	1,817	1,975,994
Semtech Corp. (a)	87,294	2,140,449
Seoul Semiconductor Co. Ltd.	34,306	626,337
Silicon Laboratories, Inc. (a)	5,500	210,320
Silicon Motion Technology Corp. sponsored ADR (a)	110,000	1,687,400
SK Hynix, Inc.	208,620	3,900,851
Skyworks Solutions, Inc. (a)	468,814	14,280,074
Spreadtrum Communications, Inc. ADR (d)	630,777	12,464,154
STMicroelectronics NV	51,400	305,121
STMicroelectronics NV (NY Shares) unit (d)	380,580	2,260,645
Taiwan Surface Mounting Technology Co. Ltd.	326,750	537,896
Texas Instruments, Inc.	39,205	1,138,513
Trina Solar Ltd. (a)(d)	30,406	137,131
TriQuint Semiconductor, Inc. (a)	238,819	1,327,834
United Microelectronics Corp.	11,000	4,430
Vanguard International Semiconductor Corp.	52,000	26,359
Win Semiconductors Corp.	685,569	869,377
Xilinx, Inc.	670	22,720
YoungTek Electronics Corp.	2,536	5,982
		311,197,430
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		361,308,634
SOFTWARE - 17.5%
Application Software - 9.5%
Adobe Systems, Inc. (a)	6,775	211,854
ANSYS, Inc. (a)	87,516	6,099,865
AsiaInfo-Linkage, Inc. (a)	614,713	7,376,556
Aspen Technology, Inc. (a)	571,400	13,930,732
Autodesk, Inc. (a)	64,722	2,009,618
AutoNavi Holdings Ltd. ADR (a)	17,224	214,611
Blackbaud, Inc.	40,000	975,200
BroadSoft, Inc. (a)	309,802	11,217,930
Citrix Systems, Inc. (a)	293,570	22,807,453
Compuware Corp. (a)	97,900	979,000
Comverse Technology, Inc. (a)	26,230	157,380
Concur Technologies, Inc. (a)	139,215	10,079,166
Descartes Systems Group, Inc. (a)	419,000	3,493,969
Informatica Corp. (a)	195,343	6,368,182
Intuit, Inc.	18,608	1,089,312
JDA Software Group, Inc. (a)	37,737	1,162,300
Jive Software, Inc. (d)	148,600	2,242,374
Kingdee International Software Group Co. Ltd. (a)	35,111,600	5,251,382
Manhattan Associates, Inc. (a)	14,555	736,192
MicroStrategy, Inc. Class A (a)	50,897	6,388,082
Nuance Communications, Inc. (a)	471,352	11,241,745
Parametric Technology Corp. (a)	613,049	13,027,291
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Pegasystems, Inc. (d)	241,249	$ 6,520,960
PROS Holdings, Inc. (a)	26,200	452,736
QLIK Technologies, Inc. (a)	241,854	5,115,212
RealPage, Inc. (a)(d)	13,700	349,487
salesforce.com, Inc. (a)	414,142	60,125,136
SolarWinds, Inc. (a)	117,412	6,443,571
Splunk, Inc.	445	15,308
Synchronoss Technologies, Inc. (a)	278,649	6,411,713
Synopsys, Inc. (a)	7,993	264,009
TIBCO Software, Inc. (a)	114,785	3,434,367
TiVo, Inc. (a)	26,100	237,249
VanceInfo Technologies, Inc. ADR (a)	239,600	2,036,600
		218,466,542
Home Entertainment Software - 1.0%
Activision Blizzard, Inc.	19,590	230,378
Capcom Co. Ltd.	308,600	6,154,127
Giant Interactive Group, Inc. ADR (d)	1,507,755	7,282,457
Nintendo Co. Ltd.	1,700	191,740
Perfect World Co. Ltd. sponsored ADR Class B	664,770	7,438,776
Take-Two Interactive Software, Inc. (a)	195,638	2,005,290
		23,302,768
Systems Software - 7.0%
Allot Communications Ltd. (a)	83,500	2,206,070
Ariba, Inc. (a)	240,757	10,759,430
BMC Software, Inc. (a)	5,404	223,726
Check Point Software Technologies Ltd. (a)	4,413	203,395
CommVault Systems, Inc. (a)	157,265	7,929,301
Fortinet, Inc. (a)	214,737	5,692,678
Infoblox, Inc.	8,900	193,931
Insyde Software Corp.	305,000	1,097,049
Microsoft Corp.	936,936	28,876,368
NetSuite, Inc. (a)	120,500	6,854,040
Oracle Corp.	1,129,044	35,734,243
Progress Software Corp. (a)	53,422	1,027,305
Red Hat, Inc. (a)	360,202	20,185,720
ServiceNow, Inc.	5,500	171,050
Sourcefire, Inc. (a)	44,806	2,324,983
Symantec Corp. (a)	867,050	15,459,502
Totvs SA	242,400	4,710,912
VMware, Inc. Class A (a)	189,726	16,893,203
		160,542,906
TOTAL SOFTWARE		402,312,216

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	211,220	$ 12,626,732
TOTAL COMMON STOCKS (Cost $1,806,010,583)		2,090,964,188
Convertible Bonds - 0.3%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Semiconductors - 0.3%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $6,105,866)	$ 6,990,000	6,448,275
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	198,600,925	198,600,925
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	69,477,654	69,477,654
TOTAL MONEY MARKET FUNDS (Cost $268,078,579)		268,078,579
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,080,195,028)	2,365,491,042
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(69,741,936)
NET ASSETS - 100%	$ 2,295,749,106
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $183,512 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,993,678 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 3,063,881
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,885
Fidelity Securities Lending Cash Central Fund	342,614
Total	$ 467,499
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,090,964,188	$ 2,044,072,266	$ 46,891,922	$ -
Convertible Bonds	6,448,275	-	6,448,275	-
Money Market Funds	268,078,579	268,078,579	-	-
Total Investments in Securities:	$ 2,365,491,042	$ 2,312,150,845	$ 53,340,197	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 34,178,059
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.5%
Cayman Islands	3.6%
Taiwan	3.0%
Japan	2.0%
Netherlands	1.9%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,997,314) - See accompanying schedule: Unaffiliated issuers (cost $1,812,116,449)	$ 2,097,412,463
Fidelity Central Funds (cost $268,078,579)	268,078,579
Total Investments (cost $2,080,195,028)		$ 2,365,491,042
Cash		2,837,864
Foreign currency held at value (cost $7,028)		7,050
Receivable for investments sold		3,682,376
Receivable for fund shares sold		2,371,218
Dividends receivable		1,102,194
Interest receivable		92,618
Distributions receivable from Fidelity Central Funds		60,620
Other receivables		32,278
Total assets		2,375,677,260

Liabilities
Payable for investments purchased	$ 6,954,655
Payable for fund shares redeemed	1,929,090
Accrued management fee	1,046,852
Other affiliated payables	440,496
Other payables and accrued expenses	79,407
Collateral on securities loaned, at value	69,477,654
Total liabilities		79,928,154

Net Assets		$ 2,295,749,106
Net Assets consist of:
Paid in capital		$ 2,107,248,057
Accumulated net investment loss		(140,480)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,654,191)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		285,295,720
Net Assets, for 22,226,500 shares outstanding		$ 2,295,749,106
Net Asset Value, offering price and redemption price per share ($2,295,749,106 ÷ 22,226,500 shares)		$ 103.29

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 8,559,863
Interest		712,523
Income from Fidelity Central Funds (including $342,614 from security lending)		467,499
Total income		9,739,885

Expenses
Management fee	$ 6,326,126
Transfer agent fees	2,393,425
Accounting and security lending fees	347,969
Custodian fees and expenses	88,487
Independent trustees' compensation	7,764
Registration fees	36,699
Audit	28,074
Legal	4,767
Miscellaneous	13,936
Total expenses before reductions	9,247,247
Expense reductions	(128,094)	9,119,153
Net investment income (loss)		620,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,867,144
Foreign currency transactions	(155,795)
Total net realized gain (loss)		123,711,349
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,800,428)
Assets and liabilities in foreign currencies	42,277
Total change in net unrealized appreciation (depreciation)		(93,758,151)
Net gain (loss)		29,953,198
Net increase (decrease) in net assets resulting from operations		$ 30,573,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 620,732	$ (6,863,734)
Net realized gain (loss)	123,711,349	107,613,980
Change in net unrealized appreciation (depreciation)	(93,758,151)	(171,622,723)
Net increase (decrease) in net assets resulting from operations	30,573,930	(70,872,477)
Share transactions Proceeds from sales of shares	216,461,253	465,453,767
Cost of shares redeemed	(301,230,145)	(930,572,293)
Net increase (decrease) in net assets resulting from share transactions	(84,768,892)	(465,118,526)
Redemption fees	18,533	96,786
Total increase (decrease) in net assets	(54,176,429)	(535,894,217)

Net Assets
Beginning of period	2,349,925,535	2,885,819,752
End of period (including accumulated net investment loss of $140,480 and accumulated net investment loss of $761,212, respectively)	$ 2,295,749,106	$ 2,349,925,535
Other Information Shares
Sold	2,133,908	4,881,110
Redeemed	(3,044,497)	(9,932,865)
Net increase (decrease)	(910,589)	(5,051,755)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 101.57	$ 102.37	$ 72.24	$ 37.12	$ 66.65	$ 69.84
Income from Investment Operations
Net investment income (loss) D	.03	(.27)	(.37)	(.13)	.15	(.36) G
Net realized and unrealized gain (loss)	1.69	(.53)	30.50	35.25	(29.57)	(2.84)
Total from investment operations	1.72	(.80)	30.13	35.12	(29.42)	(3.20)
Distributions from net investment income	-	-	-	-	(.11)	-
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 103.29	$ 101.57	$ 102.37	$ 72.24	$ 37.12	$ 66.65
Total Return B, C	1.69%	(.78)%	41.71%	94.61%	(44.15)%	(4.57)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.82%	.85%	.92%	.90%	.89%
Expenses net of fee waivers, if any	.82% A	.82%	.85%	.92%	.90%	.89%
Expenses net of all reductions	.80% A	.81%	.83%	.89%	.89%	.88%
Net investment income (loss)	.05% A	(.29)%	(.44)%	(.21)%	.26%	(.47)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,295,749	$ 2,349,926	$ 2,885,820	$ 1,994,894	$ 773,373	$ 1,549,499
Portfolio turnover rate F	152% A	196%	136%	127%	235%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, certain foreign taxes, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Communications Equipment Portfolio	$ 339,702,862	$ 12,829,731	$ (38,975,575)	$ (26,145,844)
Computers Portfolio	719,707,319	174,615,424	(67,691,483)	106,923,941
Electronics Portfolio	1,237,086,760	27,695,691	(249,841,358)	(222,145,667)
IT Services Portfolio	278,449,045	54,862,681	(10,114,473)	44,748,208
Software and Computer Services Portfolio	1,726,525,721	281,552,024	(80,431,508)	201,120,516
Technology Portfolio	2,103,698,397	389,522,930	(127,730,285)	261,792,645

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2016	2017	2018	Total with expiration
Communications Equipment Portfolio	$ (935,658)	$ (13,662,912)	$ -	$ (14,598,570)
Computers Portfolio	-	(6,925,599)	-	(6,925,599)
Electronics Portfolio	-	(167,121,160)	(71,079,130)	(238,200,290)
Technology Portfolio	-	(57,701,411)	(55,192,523)	(112,893,934)

In addition, certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2013 capital losses recognized during the period November 1, 2011 to February 29, 2012. Loss deferrals were as follows:

Capital losses
Communications Equipment Portfolio	$ (43,652,088)
Computers Portfolio	(26,458,867)
Technology Portfolio	(80,616,595)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	49,673,744	86,487,033
Computers Portfolio	714,324,170	623,131,685
Electronics Portfolio	484,781,445	672,500,421
IT Services Portfolio	284,240,278	215,941,484
Software and Computer Services Portfolio	1,114,501,046	923,979,514
Technology Portfolio	1,624,307,354	1,822,442,728

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.26%	.56%
Computers Portfolio	.30%	.26%	.56%
Electronics Portfolio	.30%	.26%	.56%
IT Services Portfolio	.30%	.26%	.56%
Software and Computer Services Portfolio	.30%	.26%	.56%
Technology Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.29%
Computers Portfolio	.24%
Electronics Portfolio	.23%
IT Services Portfolio	.23%
Software and Computer Services Portfolio	.21%
Technology Portfolio	.21%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 4,857
Computers Portfolio	44,781
Electronics Portfolio	74,244
IT Services Portfolio	11,440
Software and Computer Services Portfolio	49,394
Technology Portfolio	60,421

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Electronics Portfolio	Borrower	$ 9,334,077.42%		$ 1,409
IT Services Portfolio	Borrower	$ 3,804,833.42%		265
Software and Computer Services Portfolio	Borrower	$ 5,594,750.41%		254

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$ 417
Computers Portfolio	1,050
Electronics Portfolio	1,617
IT Services Portfolio	403
Software and Computer Services Portfolio	2,320
Technology Portfolio	3,228

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Communications Equipment Portfolio	$ 2,216	$ 169,200
Computers Portfolio	25,651	-
Electronics Portfolio	8,968	1,293,199
IT Services Portfolio	2	-
Software and Computer Services Portfolio	30,853	586,278
Technology Portfolio	87,565	1,365,703

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$ 12,725	$ -
Computers Portfolio	12,390	13
Electronics Portfolio	34,233	-
IT Services Portfolio	6,037	-
Software and Computer Services Portfolio	62,161	27
Technology Portfolio	128,021	73

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 27% and 11% of the total outstanding shares of IT Services Portfolio and Computers Portfolio, respectively. VIP FundsManager 60% Portfolio was the owner of record of approximately 16% and 12% of the total outstanding shares of IT Services Portfolio and Computers Portfolio, respectively. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 53% and 30% of the total outstanding shares of IT Services Portfolio and Computers Portfolio, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Communications Equipment Portfolio
Computers Portfolio
Electronics Portfolio
IT Services Portfolio
Software and Computer Services Portfolio
Technology Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Communications Equipment Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Computers Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Electronics Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

IT Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Software and Computer Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Technology Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Communications Equipment Portfolio

Computers Portfolio

Semiannual Report

Electronics Portfolio

IT Services Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Software and Computer Services Portfolio

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

SELTEC-USAN-1012
1.813671.107

Fidelity®

Select Portfolios®

Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Energy Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Energy Service Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Natural Gas Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Natural Resources Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Energy Portfolio	.83%
Actual		$ 1,000.00	$ 923.40	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Energy Service Portfolio	.83%
Actual		$ 1,000.00	$ 925.60	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23
Natural Gas Portfolio	.88%
Actual		$ 1,000.00	$ 947.80	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Natural Resources Portfolio	.86%
Actual		$ 1,000.00	$ 897.90	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	11.8	15.0
Exxon Mobil Corp.	10.1	7.1
Occidental Petroleum Corp.	7.0	7.5
National Oilwell Varco, Inc.	5.1	4.9
Hess Corp.	3.3	5.2
EQT Corp.	3.3	0.8
Noble Corp.	3.2	1.7
Schlumberger Ltd.	3.1	5.5
Cabot Oil & Gas Corp.	2.9	0.9
Tesoro Corp.	2.7	0.9
	52.5
Top Industries (% of fund's net assets)
As of August 31, 2012
Oil, Gas & Consumable Fuels	73.7%
Energy Equipment & Services	23.2%
Chemicals	0.6%
Construction & Engineering	0.5%
Hotels, Restaurants & Leisure**	0.0%
All Others*	2.0%

As of February 29, 2012
Oil, Gas & Consumable Fuels	74.0%
Energy Equipment & Services	23.0%
Chemicals	1.4%
Construction & Engineering	0.5%
All Others*	1.1%

* Includes short-term investments and net other assets.
** Amount represents less than 0.1%.

Semiannual Report

Energy Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
LyondellBasell Industries NV Class A	255,441	$ 12,475,738
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	470,700	10,308,330
ENERGY EQUIPMENT & SERVICES - 23.2%
Oil & Gas Drilling - 7.3%
Discovery Offshore S.A. (a)(e)	2,394,308	4,338,001
Ensco PLC Class A	723,973	41,534,331
Noble Corp.	1,736,296	66,222,329
Northern Offshore Ltd.	1,076,682	2,080,778
Ocean Rig UDW, Inc. (United States)	497,900	8,329,867
Rowan Companies PLC (a)	640,584	22,535,745
Tuscany International Drilling, Inc. (a)	3,442,200	1,117,427
Vantage Drilling Co. (a)	3,038,700	4,618,824
		150,777,302
Oil & Gas Equipment & Services - 15.9%
Anton Oilfield Services Group	1,334,000	266,595
Cameron International Corp. (a)	192,300	10,520,733
Compagnie Generale de Geophysique SA (a)	384,381	11,111,565
Core Laboratories NV	35,600	4,349,964
FMC Technologies, Inc. (a)	306,000	14,333,040
Fugro NV (Certificaten Van Aandelen) unit	608,464	37,018,819
Gulfmark Offshore, Inc. Class A (a)	452,894	15,887,522
Halliburton Co.	804,683	26,361,415
McDermott International, Inc. (a)	546,700	6,090,238
National Oilwell Varco, Inc.	1,349,108	106,309,710
Oil States International, Inc. (a)	271,721	21,259,451
Schlumberger Ltd.	887,194	64,215,102
Superior Energy Services, Inc. (a)	169,176	3,513,786
Total Energy Services, Inc.	173,000	2,421,912
Weatherford International Ltd. (a)	503,273	5,918,490
		329,578,342
TOTAL ENERGY EQUIPMENT & SERVICES		480,355,644
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	215,902	2
OIL, GAS & CONSUMABLE FUELS - 73.7%
Coal & Consumable Fuels - 1.2%
Cloud Peak Energy, Inc. (a)	285,600	5,023,704
Peabody Energy Corp.	912,225	19,731,427
		24,755,131

	Shares	Value
Integrated Oil & Gas - 37.4%
Chevron Corp.	2,178,506	$ 244,341,231
ENI SpA sponsored ADR	123,000	5,425,530
Exxon Mobil Corp.	2,389,202	208,577,335
Hess Corp.	1,377,255	69,592,695
InterOil Corp. (a)(d)	185,500	14,754,670
Murphy Oil Corp.	366,652	18,820,247
Occidental Petroleum Corp.	1,719,385	146,164,919
Royal Dutch Shell PLC Class A sponsored ADR	426,018	29,808,479
Suncor Energy, Inc.	1,249,900	39,066,111
		776,551,217
Oil & Gas Exploration & Production - 25.5%
Anadarko Petroleum Corp.	470,332	32,579,898
Apache Corp.	598,127	51,289,390
Bill Barrett Corp. (a)	86,000	1,885,980
BPZ Energy, Inc. (a)	807,923	1,850,144
C&C Energia Ltd. (a)	375,600	2,358,574
Cabot Oil & Gas Corp.	1,480,350	61,301,294
Cobalt International Energy, Inc. (a)	426,200	9,679,002
Comstock Resources, Inc. (a)	1,041,860	17,180,271
Concho Resources, Inc. (a)	227,100	20,379,954
Energen Corp.	160,512	8,194,138
EOG Resources, Inc.	396,044	42,891,565
EQT Corp.	1,255,510	67,747,320
EV Energy Partners LP	185,700	11,656,389
Gran Tierra Energy, Inc. (Canada) (a)	1,214,700	5,397,297
Halcon Resources Corp. (f)	1,010,000	7,756,800
Harvest Natural Resources, Inc. (a)(d)	398,850	3,402,191
Kodiak Oil & Gas Corp. (a)	254,600	2,276,124
Marathon Oil Corp.	891,797	24,809,793
Midstates Petroleum Co., Inc.	617,800	5,035,070
Noble Energy, Inc.	456,044	40,086,268
Northern Oil & Gas, Inc. (a)	257,519	4,207,860
Painted Pony Petroleum Ltd. (a)(e)	15,500	148,907
Pioneer Natural Resources Co.	453,858	44,187,615
Plains Exploration & Production Co. (a)	362,034	14,235,177
Rosetta Resources, Inc. (a)	641,205	27,533,343
SM Energy Co.	381,665	18,026,038
TAG Oil Ltd. (a)	237,500	1,539,564
TAG Oil Ltd. (e)	36,500	236,607
		527,872,573
Oil & Gas Refining & Marketing - 6.9%
Calumet Specialty Products Partners LP	369,699	10,540,118
Marathon Petroleum Corp.	716,206	37,063,661
Northern Tier Energy LP Class A	626,045	11,456,624
Tesoro Corp.	1,425,304	56,641,581
Valero Energy Corp.	882,721	27,593,858
		143,295,842
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 2.7%
Atlas Energy LP	98,278	$ 3,347,349
Atlas Pipeline Partners, LP	335,658	11,660,759
Cheniere Energy, Inc. (a)	225,000	3,321,000
Markwest Energy Partners LP	110,300	5,856,930
Tesoro Logistics LP	239,222	10,422,903
Williams Companies, Inc.	643,617	20,769,521
		55,378,462
TOTAL OIL, GAS & CONSUMABLE FUELS		1,527,853,225
TOTAL COMMON STOCKS (Cost $1,703,970,388)		2,030,992,939
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.17% (b)	19,583,360	19,583,360
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	6,247,250	6,247,250
TOTAL MONEY MARKET FUNDS (Cost $25,830,610)		25,830,610
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,729,800,998)		2,056,823,549
NET OTHER ASSETS (LIABILITIES) - 0.8%		16,631,657
NET ASSETS - 100%		$ 2,073,455,206
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,723,515 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,756,800 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 9,090,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,276
Fidelity Securities Lending Cash Central Fund	225,307
Total	$ 250,583
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,030,992,939	$ 2,019,881,372	$ 11,111,565	$ 2
Money Market Funds	25,830,610	25,830,610	-	-
Total Investments in Securities:	$ 2,056,823,549	$ 2,045,711,982	$ 11,111,565	$ 2
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	80.7%
United Kingdom	4.5%
Switzerland	4.0%
Curacao	3.1%
Canada	3.1%
Netherlands	2.6%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,111,346) - See accompanying schedule: Unaffiliated issuers (cost $1,703,970,388)	$ 2,030,992,939
Fidelity Central Funds (cost $25,830,610)	25,830,610
Total Investments (cost $1,729,800,998)		$ 2,056,823,549
Receivable for investments sold		20,456,694
Receivable for fund shares sold		945,099
Dividends receivable		5,634,042
Distributions receivable from Fidelity Central Funds		39,335
Other receivables		10,399
Total assets		2,083,909,118

Liabilities
Payable for fund shares redeemed	$ 2,763,544
Accrued management fee	967,220
Other affiliated payables	436,744
Other payables and accrued expenses	39,154
Collateral on securities loaned, at value	6,247,250
Total liabilities		10,453,912

Net Assets		$ 2,073,455,206
Net Assets consist of:
Paid in capital		$ 1,753,549,681
Undistributed net investment income		11,474,341
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,594,200)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		327,025,384
Net Assets, for 40,787,890 shares outstanding		$ 2,073,455,206
Net Asset Value, offering price and redemption price per share ($2,073,455,206 ÷ 40,787,890 shares)		$ 50.84

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 19,843,043
Interest		47
Income from Fidelity Central Funds		250,583
Total income		20,093,673

Expenses
Management fee	$ 5,827,850
Transfer agent fees	2,407,409
Accounting and security lending fees	317,446
Custodian fees and expenses	28,893
Independent trustees' compensation	7,159
Registration fees	44,435
Audit	18,930
Legal	4,340
Interest	1,434
Miscellaneous	14,996
Total expenses before reductions	8,672,892
Expense reductions	(53,844)	8,619,048
Net investment income (loss)		11,474,625
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,658,817)
Foreign currency transactions	20,140
Total net realized gain (loss)		(11,638,677)
Change in net unrealized appreciation (depreciation) on: Investment securities	(200,540,211)
Assets and liabilities in foreign currencies	(3,849)
Total change in net unrealized appreciation (depreciation)		(200,544,060)
Net gain (loss)		(212,182,737)
Net increase (decrease) in net assets resulting from operations		$ (200,708,112)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,474,625	$ 19,550,432
Net realized gain (loss)	(11,638,677)	168,510,187
Change in net unrealized appreciation (depreciation)	(200,544,060)	(444,437,546)
Net increase (decrease) in net assets resulting from operations	(200,708,112)	(256,376,927)
Distributions to shareholders from net investment income	-	(18,440,144)
Distributions to shareholders from net realized gain	(3,408,924)	(1,534,468)
Total distributions	(3,408,924)	(19,974,612)
Share transactions Proceeds from sales of shares	202,044,548	831,405,883
Reinvestment of distributions	3,275,517	19,134,753
Cost of shares redeemed	(432,216,763)	(1,102,939,381)
Net increase (decrease) in net assets resulting from share transactions	(226,896,698)	(252,398,745)
Redemption fees	20,943	175,722
Total increase (decrease) in net assets	(430,992,791)	(528,574,562)

Net Assets
Beginning of period	2,504,447,997	3,033,022,559
End of period (including undistributed net investment income of $11,474,341 and distributions in excess of net investment income of $284, respectively)	$ 2,073,455,206	$ 2,504,447,997
Other Information Shares
Sold	4,070,519	15,055,782
Issued in reinvestment of distributions	63,186	366,408
Redeemed	(8,761,565)	(20,368,627)
Net increase (decrease)	(4,627,860)	(4,946,437)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 55.14	$ 60.22	$ 43.55	$ 27.43	$ 64.48	$ 48.80
Income from Investment Operations
Net investment income (loss) D	0.27	.41	.29	.07	.02	.01
Net realized and unrealized gain (loss)	(4.49)	(5.06)	16.63	16.14	(35.81)	19.61
Total from investment operations	(4.22)	(4.65)	16.92	16.21	(35.79)	19.62
Distributions from net investment income	-	(.40)	(.25)	(.09)	(.01)	(.05)
Distributions from net realized gain	(.08)	(.03)	-	-	(1.26)	(3.90)
Total distributions	(.08)	(.43)	(.25)	(.09)	(1.27)	(3.95)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 50.84	$ 55.14	$ 60.22	$ 43.55	$ 27.43	$ 64.48
Total Return B, C	(7.66)%	(7.68)%	38.95%	59.11%	(56.63)%	40.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.83%	.85%	.90%	.83%	.84%
Expenses net of fee waivers, if any	.83% A	.83%	.85%	.90%	.83%	.84%
Expenses net of all reductions	.82% A	.82%	.85%	.90%	.83%	.84%
Net investment income (loss)	1.10% A	.77%	.64%	.18%	.03%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,073,455	$ 2,504,448	$ 3,033,023	$ 2,134,018	$ 1,337,382	$ 3,155,852
Portfolio turnover rate F	89% A	90%	107%	97%	148%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	17.7	18.2
National Oilwell Varco, Inc.	12.2	10.7
Halliburton Co.	10.0	12.1
Cameron International Corp.	9.5	8.4
FMC Technologies, Inc.	4.8	3.5
Noble Corp.	4.7	4.9
Oceaneering International, Inc.	3.5	3.3
Ensco PLC Class A	3.1	0.0
Dresser-Rand Group, Inc.	3.0	1.4
Oil States International, Inc.	2.7	2.7
	71.2
Top Industries (% of fund's net assets)
As of August 31, 2012
Energy Equipment & Services	92.4%
Machinery	1.1%
Construction & Engineering	0.5%
All Others*	6.0%

As of February 29, 2012
Energy Equipment & Services	93.6%
Machinery	0.8%
All Others*	5.6%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Service Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Fluor Corp.	111,200	$ 5,726,800
ENERGY EQUIPMENT & SERVICES - 92.4%
Oil & Gas Drilling - 14.3%
Cathedral Energy Services Ltd.	422,000	2,782,653
Discovery Offshore S.A. (a)(e)	578,100	1,047,400
Ensco PLC Class A	628,600	36,062,782
Eurasia Drilling Co. Ltd. GDR (Reg. S)	155,300	4,666,765
Helmerich & Payne, Inc.	80,472	3,672,742
Noble Corp.	1,431,635	54,602,559
Ocean Rig UDW, Inc.:
(Norway)	1,500	23,295
(United States)	727,900	12,177,767
Pacific Drilling SA (a)	528,000	5,068,800
Rowan Companies PLC (a)	859,100	30,223,138
Tuscany International Drilling, Inc. (a)	10,514,500	3,413,279
Vantage Drilling Co. (a)	7,516,000	11,424,320
		165,165,500
Oil & Gas Equipment & Services - 78.1%
Anton Oilfield Services Group	10,186,000	2,035,637
Baker Hughes, Inc.	511,222	23,311,723
C&J Energy Services, Inc. (a)	46,700	940,071
Cameron International Corp. (a)	2,009,788	109,955,501
Core Laboratories NV	226,900	27,724,911
Dresser-Rand Group, Inc. (a)	688,800	34,867,056
Exterran Holdings, Inc. (a)(d)	392,200	7,212,558
FMC Technologies, Inc. (a)	1,182,262	55,377,152
Forum Energy Technologies, Inc. (d)	520,300	12,315,501
Global Geophysical Services, Inc. (a)	561,913	2,579,181
Gulf Island Fabrication, Inc.	130,700	3,400,814
Halliburton Co.	3,548,499	116,248,827
Helix Energy Solutions Group, Inc. (a)	715,600	12,608,872
Hornbeck Offshore Services, Inc. (a)	252,000	9,787,680
ION Geophysical Corp. (a)	276,355	1,804,598
McDermott International, Inc. (a)	2,080,400	23,175,656
National Oilwell Varco, Inc.	1,791,062	141,135,686
Oceaneering International, Inc.	747,900	40,042,566
Oil States International, Inc. (a)	404,800	31,671,552
Petrofac Ltd.	324,900	7,748,705
Schlumberger Ltd.	2,837,611	205,386,283

	Shares	Value
Tesco Corp. (a)	782,485	$ 7,950,048
Weatherford International Ltd. (a)	2,379,671	27,984,931
		905,265,509
TOTAL ENERGY EQUIPMENT & SERVICES		1,070,431,009
MACHINERY - 1.1%
Industrial Machinery - 1.1%
Rotork PLC	359,200	12,536,419
TOTAL COMMON STOCKS (Cost $882,275,502)		1,088,694,228
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.17% (b)	69,725,444	69,725,444
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,688,750	2,688,750
TOTAL MONEY MARKET FUNDS (Cost $72,414,194)		72,414,194
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $954,689,696)		1,161,108,422
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,679,289)
NET ASSETS - 100%		$ 1,158,429,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,047,400 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,616
Fidelity Securities Lending Cash Central Fund	17,540
Total	$ 51,156
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	58.8%
Curacao	17.7%
Switzerland	7.1%
United Kingdom	6.8%
Netherlands	2.4%
Panama	2.0%
Cayman Islands	1.6%
Canada	1.3%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,646,936) - See accompanying schedule: Unaffiliated issuers (cost $882,275,502)	$ 1,088,694,228
Fidelity Central Funds (cost $72,414,194)	72,414,194
Total Investments (cost $954,689,696)		$ 1,161,108,422
Receivable for fund shares sold		1,157,057
Dividends receivable		1,360,173
Distributions receivable from Fidelity Central Funds		11,882
Other receivables		7,616
Total assets		1,163,645,150

Liabilities
Payable for fund shares redeemed	$ 1,733,657
Accrued management fee	537,568
Other affiliated payables	229,252
Other payables and accrued expenses	26,790
Collateral on securities loaned, at value	2,688,750
Total liabilities		5,216,017

Net Assets		$ 1,158,429,133
Net Assets consist of:
Paid in capital		$ 1,030,634,326
Undistributed net investment income		211,182
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,834,906)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		206,418,531
Net Assets, for 17,141,012 shares outstanding		$ 1,158,429,133
Net Asset Value, offering price and redemption price per share ($1,158,429,133 ÷ 17,141,012 shares)		$ 67.58

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,287,310
Interest		24
Income from Fidelity Central Funds		51,156
Total income		5,338,490

Expenses
Management fee	$ 3,159,485
Transfer agent fees	1,266,896
Accounting and security lending fees	185,224
Custodian fees and expenses	12,574
Independent trustees' compensation	3,889
Registration fees	36,329
Audit	18,067
Legal	2,370
Miscellaneous	9,633
Total expenses before reductions	4,694,467
Expense reductions	(20,942)	4,673,525
Net investment income (loss)		664,965
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,701,423)
Foreign currency transactions	(14,609)
Total net realized gain (loss)		(33,716,032)
Change in net unrealized appreciation (depreciation) on: Investment securities	(80,439,065)
Assets and liabilities in foreign currencies	(195)
Total change in net unrealized appreciation (depreciation)		(80,439,260)
Net gain (loss)		(114,155,292)
Net increase (decrease) in net assets resulting from operations		$ (113,490,327)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 664,965	$ (1,903,878)
Net realized gain (loss)	(33,716,032)	154,277,931
Change in net unrealized appreciation (depreciation)	(80,439,260)	(472,064,401)
Net increase (decrease) in net assets resulting from operations	(113,490,327)	(319,690,348)
Share transactions Proceeds from sales of shares	216,230,327	683,109,205
Cost of shares redeemed	(326,613,200)	(1,022,036,053)
Net increase (decrease) in net assets resulting from share transactions	(110,382,873)	(338,926,848)
Redemption fees	13,861	214,497
Total increase (decrease) in net assets	(223,859,339)	(658,402,699)

Net Assets
Beginning of period	1,382,288,472	2,040,691,171
End of period (including undistributed net investment income of $211,182 and accumulated net investment loss of $453,783, respectively)	$ 1,158,429,133	$ 1,382,288,472
Other Information Shares
Sold	3,277,175	8,913,160
Redeemed	(5,069,353)	(13,741,994)
Net increase (decrease)	(1,792,178)	(4,828,834)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 73.01	$ 85.88	$ 58.27	$ 33.87	$ 92.62	$ 66.82
Income from Investment Operations
Net investment income (loss) D	.04	(.09)	(.04)	.02 G	(.02) H	(.21)
Net realized and unrealized gain (loss)	(5.47)	(12.79)	27.65	24.41	(54.75)	28.45
Total from investment operations	(5.43)	(12.88)	27.61	24.43	(54.77)	28.24
Distributions from net investment income	-	-	-	(.04)	-	-
Distributions from net realized gain	-	-	-	-	(4.00)	(2.46)
Total distributions	-	-	-	(.04)	(4.00)	(2.46)
Redemption fees added to paid in capital D	- K	.01	- K	.01	.02	.02
Net asset value, end of period	$ 67.58	$ 73.01	$ 85.88	$ 58.27	$ 33.87	$ 92.62
Total Return B, C	(7.44)%	(14.99)%	47.38%	72.15%	(61.89)%	42.91%
Ratios to Average Net Assets E, I
Expenses before reductions	.83% A	.82%	.85%	.91%	.82%	.83%
Expenses net of fee waivers, if any	.83% A	.82%	.85%	.91%	.82%	.83%
Expenses net of all reductions	.82% A	.81%	.85%	.91%	.82%	.83%
Net investment income (loss)	.12% A	(.12)%	(.06)%	.04% G	(.03)% H	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,158,429	$ 1,382,288	$ 2,040,691	$ 1,282,428	$ 740,946	$ 2,256,105
Portfolio turnover rate F	33% A	74%	85%	84%	82%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Anadarko Petroleum Corp.	10.9	11.0
Apache Corp.	9.8	11.4
Duke Energy Corp.	9.3	8.7
Williams Companies, Inc.	6.6	6.5
Sempra Energy	6.0	6.2
Noble Energy, Inc.	5.5	5.6
Cameron International Corp.	4.4	4.7
Dominion Resources, Inc.	4.1	2.6
Suncor Energy, Inc.	2.9	1.9
Chesapeake Energy Corp.	2.8	3.4
	62.3
Top Industries (% of fund's net assets)
As of August 31, 2012
Oil, Gas & Consumable Fuels	55.6%
Energy Equipment & Services	12.2%
Electric Utilities	12.0%
Multi-Utilities	11.6%
Gas Utilities	3.6%
All Others*	5.0%

As of February 29, 2012
Oil, Gas & Consumable Fuels	60.2%
Energy Equipment & Services	14.7%
Multi-Utilities	10.2%
Electric Utilities	8.7%
Gas Utilities	2.4%
All Others*	3.8%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
ELECTRIC UTILITIES - 12.0%
Electric Utilities - 12.0%
Duke Energy Corp.	984,956	$ 63,805,450
Pepco Holdings, Inc. (d)	166,700	3,218,977
Southern Co.	331,700	15,035,961
		82,060,388
ENERGY EQUIPMENT & SERVICES - 12.2%
Oil & Gas Drilling - 5.3%
Ensco PLC Class A	203,400	11,669,058
Helmerich & Payne, Inc.	310,300	14,162,092
Rowan Companies PLC (a)	284,900	10,022,782
		35,853,932
Oil & Gas Equipment & Services - 6.9%
Cameron International Corp. (a)	543,500	29,734,885
Halliburton Co.	254,000	8,321,040
National Oilwell Varco, Inc.	115,900	9,132,920
		47,188,845
TOTAL ENERGY EQUIPMENT & SERVICES		83,042,777
GAS UTILITIES - 3.6%
Gas Utilities - 3.6%
Atmos Energy Corp.	223,848	7,821,249
National Fuel Gas Co.	331,500	16,541,850
		24,363,099
MULTI-UTILITIES - 11.6%
Multi-Utilities - 11.6%
Dominion Resources, Inc.	533,400	27,992,832
NiSource, Inc.	397,500	9,675,150
Sempra Energy	619,177	40,989,517
		78,657,499
OIL, GAS & CONSUMABLE FUELS - 55.6%
Integrated Oil & Gas - 4.9%
InterOil Corp. (a)(d)	169,900	13,513,846
Suncor Energy, Inc.	636,000	19,878,428
		33,392,274
Oil & Gas Exploration & Production - 44.1%
Americas Petrogas, Inc. (a)	681,400	1,258,076
Americas Petrogas, Inc. (a)(e)	232,000	428,344
Anadarko Petroleum Corp.	1,069,000	74,049,629
Apache Corp.	777,333	66,656,305
Cabot Oil & Gas Corp.	316,700	13,114,547
Celtic Exploration Ltd. (a)	388,300	6,515,325
Chesapeake Energy Corp. (d)	999,600	19,342,260
Cobalt International Energy, Inc. (a)	74,100	1,682,811
Crew Energy, Inc. (a)	504,900	3,211,487
Crown Point Energy, Inc. (e)	747,316	344,944
Denbury Resources, Inc. (a)	606,675	9,397,396
Devon Energy Corp.	294,946	17,056,727
EOG Resources, Inc.	175,285	18,983,366

	Shares	Value
Halcon Resources Corp. (f)	160,000	$ 1,228,800
Kosmos Energy Ltd. (a)	164,300	1,590,424
Madalena Ventures, Inc. (a)	3,034,000	892,579
Noble Energy, Inc.	427,607	37,586,655
Painted Pony Petroleum Ltd. (a)(e)	5,500	52,838
Painted Pony Petroleum Ltd. Class A (a)	745,200	7,159,061
Petrobank Energy & Resources Ltd. (a)	289,800	3,636,648
Southwestern Energy Co. (a)	213,200	6,636,916
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	105,016	14,394
WPX Energy, Inc.	639,933	9,982,955
		300,822,487
Oil & Gas Storage & Transport - 6.6%
Williams Companies, Inc.	1,395,799	45,042,434
TOTAL OIL, GAS & CONSUMABLE FUELS		379,257,195
TOTAL COMMON STOCKS (Cost $642,299,140)		647,380,958
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.17% (b)	20,177,067	20,177,067
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	16,719,725	16,719,725
TOTAL MONEY MARKET FUNDS (Cost $36,896,792)		36,896,792
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $679,195,932)		684,277,750
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,599,110)
NET ASSETS - 100%		$ 681,678,640
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $826,126 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,228,800 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 1,440,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,286
Fidelity Securities Lending Cash Central Fund	336,787
Total	$ 364,073
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 647,380,958	$ 647,366,564	$ 14,394	$ -
Money Market Funds	36,896,792	36,896,792	-	-
Total Investments in Securities:	$ 684,277,750	$ 684,263,356	$ 14,394	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.3%
Canada	8.3%
United Kingdom	3.2%
Others (Individually Less Than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,370,031) - See accompanying schedule: Unaffiliated issuers (cost $642,299,140)	$ 647,380,958
Fidelity Central Funds (cost $36,896,792)	36,896,792
Total Investments (cost $679,195,932)		$ 684,277,750
Receivable for investments sold		14,207,200
Receivable for fund shares sold		837,366
Dividends receivable		1,877,749
Distributions receivable from Fidelity Central Funds		97,709
Other receivables		4
Total assets		701,297,778

Liabilities
Payable to custodian bank	$ 133,882
Payable for fund shares redeemed	2,235,681
Accrued management fee	332,125
Other affiliated payables	173,116
Other payables and accrued expenses	24,609
Collateral on securities loaned, at value	16,719,725
Total liabilities		19,619,138

Net Assets		$ 681,678,640
Net Assets consist of:
Paid in capital		$ 1,130,584,977
Undistributed net investment income		4,048,139
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(458,039,374)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,084,898
Net Assets, for 21,925,813 shares outstanding		$ 681,678,640
Net Asset Value, offering price and redemption price per share ($681,678,640 ÷ 21,925,813 shares)		$ 31.09

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,687,313
Income from Fidelity Central Funds		364,073
Total income		7,051,386

Expenses
Management fee	$ 1,891,537
Transfer agent fees	902,030
Accounting and security lending fees	124,049
Custodian fees and expenses	8,918
Independent trustees' compensation	2,283
Registration fees	36,661
Audit	17,605
Legal	1,357
Miscellaneous	4,912
Total expenses before reductions	2,989,352
Expense reductions	(868)	2,988,484
Net investment income (loss)		4,062,902
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,083,434
Foreign currency transactions	(2,974)
Total net realized gain (loss)		1,080,460
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,884,012)
Assets and liabilities in foreign currencies	33,954
Total change in net unrealized appreciation (depreciation)		(41,850,058)
Net gain (loss)		(40,769,598)
Net increase (decrease) in net assets resulting from operations		$ (36,706,696)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,062,902	$ 7,111,150
Net realized gain (loss)	1,080,460	5,423,932
Change in net unrealized appreciation (depreciation)	(41,850,058)	(127,183,989)
Net increase (decrease) in net assets resulting from operations	(36,706,696)	(114,648,907)
Distributions to shareholders from net investment income	(1,212,780)	(7,350,892)
Distributions to shareholders from net realized gain	(1,080,476)	-
Total distributions	(2,293,256)	(7,350,892)
Share transactions Proceeds from sales of shares	124,119,463	317,625,822
Reinvestment of distributions	2,138,288	6,793,558
Cost of shares redeemed	(149,270,683)	(448,864,133)
Net increase (decrease) in net assets resulting from share transactions	(23,012,932)	(124,444,753)
Redemption fees	11,132	42,090
Total increase (decrease) in net assets	(62,001,752)	(246,402,462)

Net Assets
Beginning of period	743,680,392	990,082,854
End of period (including undistributed net investment income of $4,048,139 and undistributed net investment income of $1,198,017, respectively)	$ 681,678,640	$ 743,680,392
Other Information Shares
Sold	4,132,687	9,161,528
Issued in reinvestment of distributions	68,382	211,560
Redeemed	(4,873,230)	(13,898,138)
Net increase (decrease)	(672,161)	(4,525,050)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 32.91	$ 36.50	$ 31.34	$ 19.16	$ 49.91	$ 39.61
Income from Investment Operations
Net investment income (loss) D	.18	.26	.29 G	(.04)	(.05)	(.05)
Net realized and unrealized gain (loss)	(1.90)	(3.56)	5.19	12.22	(28.62)	14.53
Total from investment operations	(1.72)	(3.30)	5.48	12.18	(28.67)	14.48
Distributions from net investment income	(.06)	(.29)	(.26)	-	-	-
Distributions from net realized gain	(.05)	-	(.06)	-	(2.09)	(4.19)
Total distributions	(.10) K	(.29)	(.32)	-	(2.09)	(4.19)
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 31.09	$ 32.91	$ 36.50	$ 31.34	$ 19.16	$ 49.91
Total Return B, C	(5.22)%	(9.03)%	17.58%	63.57%	(59.99)%	38.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.86%	.89%	.93%	.85%	.85%
Expenses net of fee waivers, if any	.88% A	.86%	.89%	.93%	.85%	.85%
Expenses net of all reductions	.88% A	.86%	.88%	.93%	.85%	.85%
Net investment income (loss)	1.20% A	.81%	.95% G	(.13)%	(.13)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 681,679	$ 743,680	$ 990,083	$ 1,141,747	$ 705,002	$ 1,603,270
Portfolio turnover rate F	50% A	63%	167%	110%	81%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .47%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.049 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Occidental Petroleum Corp.	7.3	7.4
Chevron Corp.	5.5	8.6
National Oilwell Varco, Inc.	4.3	3.8
Hess Corp.	3.5	5.0
Cabot Oil & Gas Corp.	3.2	1.0
EQT Corp.	3.2	0.8
Exxon Mobil Corp.	3.0	0.0
Noble Corp.	2.9	1.6
Schlumberger Ltd.	2.7	4.6
Tesoro Corp.	2.6	0.9
	38.2
Top Industries (% of fund's net assets)
As of August 31, 2012
Oil, Gas & Consumable Fuels	60.9%
Energy Equipment & Services	21.7%
Metals & Mining	11.8%
Containers & Packaging	1.8%
Chemicals	1.3%
All Others*	2.5%

As of February 29, 2012
Oil, Gas & Consumable Fuels	60.4%
Energy Equipment & Services	21.2%
Metals & Mining	13.8%
Chemicals	2.1%
Containers & Packaging	1.4%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 1.3%
Specialty Chemicals - 1.3%
LyondellBasell Industries NV Class A	314,700	$ 15,369,948
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Foster Wheeler AG (a)	299,000	6,548,100
CONTAINERS & PACKAGING - 1.8%
Metal & Glass Containers - 1.5%
Ball Corp.	196,000	8,265,320
Crown Holdings, Inc. (a)	240,600	8,721,750
		16,987,070
Paper Packaging - 0.3%
Rock-Tenn Co. Class A	50,900	3,398,593
TOTAL CONTAINERS & PACKAGING		20,385,663
ENERGY EQUIPMENT & SERVICES - 21.7%
Oil & Gas Drilling - 7.0%
Discovery Offshore S.A. (a)(e)	1,522,800	2,759,005
Ensco PLC Class A	420,700	24,135,559
Noble Corp.	869,700	33,170,358
Northern Offshore Ltd.	945,000	1,826,292
Ocean Rig UDW, Inc. (United States)	388,100	6,492,913
Rowan Companies PLC (a)	230,800	8,119,544
Tuscany International Drilling, Inc. (a)	885,100	287,326
Vantage Drilling Co. (a)	1,977,700	3,006,104
		79,797,101
Oil & Gas Equipment & Services - 14.7%
Cameron International Corp. (a)	106,600	5,832,086
Compagnie Generale de Geophysique SA (a)	238,000	6,880,029
Core Laboratories NV	19,700	2,407,143
FMC Technologies, Inc. (a)	190,900	8,941,756
Fugro NV (Certificaten Van Aandelen) unit	351,729	21,399,117
Gulfmark Offshore, Inc. Class A (a)	225,000	7,893,000
Halliburton Co.	534,600	17,513,496
McDermott International, Inc. (a)	343,900	3,831,046
National Oilwell Varco, Inc.	630,258	49,664,330
Oil States International, Inc. (a)	126,800	9,920,832
Schlumberger Ltd.	418,992	30,326,641
Total Energy Services, Inc.	100,000	1,399,949
Weatherford International Ltd. (a)	155,400	1,827,504
		167,836,929
TOTAL ENERGY EQUIPMENT & SERVICES		247,634,030
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	282,600	3

	Shares	Value
METALS & MINING - 11.8%
Diversified Metals & Mining - 2.8%
Anglo American PLC (United Kingdom)	146,800	$ 4,079,187
Freeport-McMoRan Copper & Gold, Inc.	444,934	16,066,567
Kenmare Resources PLC (a)	4,978,800	3,027,840
Teck Resources Ltd. Class B (sub. vtg.)	239,200	6,610,001
Turquoise Hill Resources Ltd. (a)	218,025	1,751,720
		31,535,315
Gold - 8.1%
AngloGold Ashanti Ltd. sponsored ADR	207,400	6,616,060
Barrick Gold Corp. (d)	328,600	12,670,643
Gold Fields Ltd. sponsored ADR	609,500	7,509,040
Goldcorp, Inc.	277,800	11,405,089
Harmony Gold Mining Co. Ltd. sponsored ADR	549,400	4,691,876
IAMGOLD Corp.	534,600	6,990,610
Kinross Gold Corp.	295,867	2,629,262
Newcrest Mining Ltd.	457,317	11,646,560
Newmont Mining Corp.	285,500	14,469,140
Randgold Resources Ltd. sponsored ADR	51,600	5,313,252
Yamana Gold, Inc.	470,000	8,038,752
		91,980,284
Precious Metals & Minerals - 0.9%
Pan American Silver Corp.	128,600	2,258,246
Silver Wheaton Corp.	243,200	8,408,071
		10,666,317
TOTAL METALS & MINING		134,181,916
OIL, GAS & CONSUMABLE FUELS - 60.9%
Coal & Consumable Fuels - 1.0%
Cloud Peak Energy, Inc. (a)	135,900	2,390,481
Peabody Energy Corp.	419,300	9,069,459
		11,459,940
Integrated Oil & Gas - 24.8%
Chevron Corp.	562,900	63,134,864
ENI SpA sponsored ADR	68,100	3,003,891
Exxon Mobil Corp.	393,100	34,317,630
Hess Corp.	794,600	40,151,138
InterOil Corp. (a)(d)	102,000	8,113,080
Murphy Oil Corp.	192,000	9,855,360
Occidental Petroleum Corp.	980,200	83,326,801
Royal Dutch Shell PLC Class A sponsored ADR	176,300	12,335,711
Suncor Energy, Inc.	914,700	28,589,305
		282,827,780
Oil & Gas Exploration & Production - 25.9%
Anadarko Petroleum Corp.	145,300	10,064,931
Apache Corp.	344,800	29,566,600
BPZ Energy, Inc. (a)(d)	500,300	1,145,687
C&C Energia Ltd. (a)	232,500	1,459,980
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cabot Oil & Gas Corp.	879,800	$ 36,432,518
Canadian Natural Resources Ltd.	239,600	7,289,479
Cobalt International Energy, Inc. (a)	260,000	5,904,600
Comstock Resources, Inc. (a)	525,300	8,662,197
Concho Resources, Inc. (a)	120,700	10,831,618
Energen Corp.	89,100	4,548,555
EOG Resources, Inc.	215,100	23,295,330
EQT Corp.	665,200	35,894,192
EV Energy Partners LP	124,800	7,833,696
Gran Tierra Energy, Inc. (Canada) (a)	1,354,200	6,017,140
Halcon Resources Corp. (f)	570,000	4,377,600
Harvest Natural Resources, Inc. (a)(d)	228,900	1,952,517
Kodiak Oil & Gas Corp. (a)	143,200	1,280,208
Marathon Oil Corp.	551,100	15,331,602
Midstates Petroleum Co., Inc.	342,200	2,788,930
Noble Energy, Inc.	261,500	22,985,850
Northern Oil & Gas, Inc. (a)	143,500	2,344,790
Painted Pony Petroleum Ltd. (a)(e)	9,500	91,266
Pioneer Natural Resources Co.	251,100	24,447,096
Plains Exploration & Production Co. (a)	180,300	7,089,396
Rosetta Resources, Inc. (a)	326,800	14,032,792
SM Energy Co.	201,600	9,521,568
TAG Oil Ltd. (a)	126,100	817,427
TAG Oil Ltd. (e)	20,400	132,240
		296,139,805
Oil & Gas Refining & Marketing - 6.4%
Calumet Specialty Products Partners LP	215,600	6,146,756
Marathon Petroleum Corp.	405,500	20,984,625
Northern Tier Energy LP Class A	348,000	6,368,400
Tesoro Corp.	746,500	29,665,910
Valero Energy Corp.	320,700	10,025,082
		73,190,773
Oil & Gas Storage & Transport - 2.8%
Atlas Energy LP	73,000	2,486,380
Atlas Pipeline Partners, LP	221,600	7,698,384
Cheniere Energy, Inc. (a)	138,100	2,038,356
Markwest Energy Partners LP	63,100	3,350,610

	Shares	Value
Tesoro Logistics LP	134,400	$ 5,855,808
Williams Companies, Inc.	339,100	10,942,757
		32,372,295
TOTAL OIL, GAS & CONSUMABLE FUELS		695,990,593
TOTAL COMMON STOCKS (Cost $1,047,332,399)		1,120,110,253
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.17% (b)	9,876,526	9,876,526
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	21,383,500	21,383,500
TOTAL MONEY MARKET FUNDS (Cost $31,260,026)		31,260,026
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,078,592,425)		1,151,370,279
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(9,468,699)
NET ASSETS - 100%		$ 1,141,901,580
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,982,511 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,377,600 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 5,130,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,609
Fidelity Securities Lending Cash Central Fund	167,859
Total	$ 181,468
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,120,110,253	$ 1,113,230,221	$ 6,880,029	$ 3
Money Market Funds	31,260,026	31,260,026	-	-
Total Investments in Securities:	$ 1,151,370,279	$ 1,144,490,247	$ 6,880,029	$ 3
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	70.5%
Canada	9.4%
United Kingdom	4.3%
Switzerland	3.7%
Netherlands	3.4%
Curacao	2.7%
South Africa	1.7%
Australia	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,286,743) - See accompanying schedule: Unaffiliated issuers (cost $1,047,332,399)	$ 1,120,110,253
Fidelity Central Funds (cost $31,260,026)	31,260,026
Total Investments (cost $1,078,592,425)		$ 1,151,370,279
Receivable for investments sold		11,251,328
Receivable for fund shares sold		899,023
Dividends receivable		2,196,952
Distributions receivable from Fidelity Central Funds		42,745
Other receivables		7,244
Total assets		1,165,767,571

Liabilities
Payable for fund shares redeemed	$ 1,639,634
Accrued management fee	533,926
Other affiliated payables	272,575
Other payables and accrued expenses	36,356
Collateral on securities loaned, at value	21,383,500
Total liabilities		23,865,991

Net Assets		$ 1,141,901,580
Net Assets consist of:
Paid in capital		$ 1,201,192,062
Distributions in excess of net investment income		(1,600,171)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,472,453)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,782,142
Net Assets, for 35,961,725 shares outstanding		$ 1,141,901,580
Net Asset Value, offering price and redemption price per share ($1,141,901,580 ÷ 35,961,725 shares)		$ 31.75

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 10,577,935
Interest		35
Income from Fidelity Central Funds		181,468
Total income		10,759,438

Expenses
Management fee	$ 3,280,223
Transfer agent fees	1,520,079
Accounting and security lending fees	191,795
Custodian fees and expenses	26,755
Independent trustees' compensation	4,065
Registration fees	24,809
Audit	17,807
Legal	2,467
Interest	255
Miscellaneous	9,557
Total expenses before reductions	5,077,812
Expense reductions	(29,477)	5,048,335
Net investment income (loss)		5,711,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,156,870)
Foreign currency transactions	10,319
Total net realized gain (loss)		(41,146,551)
Change in net unrealized appreciation (depreciation) on: Investment securities	(112,544,228)
Assets and liabilities in foreign currencies	(493)
Total change in net unrealized appreciation (depreciation)		(112,544,721)
Net gain (loss)		(153,691,272)
Net increase (decrease) in net assets resulting from operations		$ (147,980,169)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,711,103	$ 9,525,458
Net realized gain (loss)	(41,146,551)	95,126,213
Change in net unrealized appreciation (depreciation)	(112,544,721)	(309,447,822)
Net increase (decrease) in net assets resulting from operations	(147,980,169)	(204,796,151)
Distributions to shareholders from net investment income	-	(11,394,017)
Distributions to shareholders from net realized gain	-	(3,192,087)
Total distributions	-	(14,586,104)
Share transactions Proceeds from sales of shares	97,373,218	534,526,277
Reinvestment of distributions	-	13,954,763
Cost of shares redeemed	(238,085,498)	(870,401,869)
Net increase (decrease) in net assets resulting from share transactions	(140,712,280)	(321,920,829)
Redemption fees	13,519	119,543
Total increase (decrease) in net assets	(288,678,930)	(541,183,541)

Net Assets
Beginning of period	1,430,580,510	1,971,764,051
End of period (including distributions in excess of net investment income of $1,600,171 and distributions in excess of net investment income of $7,311,274, respectively)	$ 1,141,901,580	$ 1,430,580,510
Other Information Shares
Sold	3,127,210	14,620,404
Issued in reinvestment of distributions	-	409,738
Redeemed	(7,628,203)	(25,039,254)
Net increase (decrease)	(4,500,993)	(10,009,112)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.36	$ 39.07	$ 27.66	$ 17.24	$ 39.00	$ 28.75
Income from Investment Operations
Net investment income (loss) D	.15	.20	.12	- I	.01	.03
Net realized and unrealized gain (loss)	(3.76)	(3.59)	11.49	10.54	(21.29)	11.74
Total from investment operations	(3.61)	(3.39)	11.61	10.54	(21.28)	11.77
Distributions from net investment income	-	(.26)	(.11)	(.02)	(.01)	(.03)
Distributions from net realized gain	-	(.06)	(.09)	(.10)	(.48)	(1.50)
Total distributions	-	(.32)	(.20)	(.12)	(.49)	(1.53)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 31.75	$ 35.36	$ 39.07	$ 27.66	$ 17.24	$ 39.00
Total Return B, C	(10.21)%	(8.63)%	42.09%	61.13%	(55.24)%	41.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.84%	.88%	.93%	.85%	.85%
Expenses net of fee waivers, if any	.86% A	.84%	.88%	.93%	.85%	.85%
Expenses net of all reductions	.86% A	.84%	.87%	.92%	.84%	.85%
Net investment income (loss)	.97% A	.58%	.39%	(.01)%	.03%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,141,902	$ 1,430,581	$ 1,971,764	$ 1,484,857	$ 923,110	$ 2,428,375
Portfolio turnover rate F	77% A	88%	113%	85%	136%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Energy Portfolio	$ 1,737,003,077	$ 406,619,096	$ (86,798,624)	$ 319,820,472
Energy Service Portfolio	957,597,755	237,888,996	(34,378,329)	203,510,667
Natural Gas Portfolio	681,859,045	60,582,470	(58,163,765)	2,418,705
Natural Resources Portfolio	1,087,906,395	135,895,100	(72,431,216)	63,463,884

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

	Fiscal year of expiration
	2017	2018	2019	Total capital loss carryforward

Natural Gas Portfolio	$ (25,933,522)	$ (193,661,853)	$ (208,776,307)	$ (428,371,682)
Natural Resources Portfolio	-	(47,558,563)	-	(47,558,563)

In addition, certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2013 capital losses recognized during the period November 1, 2011 to February 29, 2012. Loss deferrals were as follows:

Capital losses
Energy Service Portfolio	$ (24,929,036)
Natural Gas Portfolio	(26,489,786)
Natural Resources Portfolio	(32,586,967)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	929,422,110	1,161,593,814
Energy Service Portfolio	185,734,441	288,169,222
Natural Gas Portfolio	163,122,350	189,790,737
Natural Resources Portfolio	454,672,147	603,004,179

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.26%	.56%
Energy Service Portfolio	.30%	.26%	.56%
Natural Gas Portfolio	.30%	.26%	.56%
Natural Resources Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.23%
Energy Service Portfolio	.22%
Natural Gas Portfolio	.27%
Natural Resources Portfolio	.26%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 11,965
Energy Service Portfolio	1,781
Natural Gas Portfolio	1,908
Natural Resources Portfolio	5,248

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 7,400,294.41%		$ 1,434
Natural Resources Portfolio	Borrower	3,184,714.41%		255

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$ 3,205
Energy Service Portfolio	1,758
Natural Gas Portfolio	1,005
Natural Resources Portfolio	1,839

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Energy Portfolio	$ 225,307	$ 6,398	$ 715,860
Energy Service Portfolio	17,540	981	-
Natural Gas Portfolio	336,787	7,927	-
Natural Resources Portfolio	167,859	-	-

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Energy Portfolio	$ 53,844	$ -
Energy Service Portfolio	20,936	6
Natural Gas Portfolio	854	14
Natural Resources Portfolio	29,477	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Energy Portfolio
Energy Service Portfolio
Natural Gas Portfolio
Natural Resources Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Energy Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Service Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Natural Gas Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Natural Resources Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Natural Gas Portfolio

Natural Resources Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
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Automated line for quickest service

SELNR-USAN-1012
1.813653.107

Fidelity®

Select Portfolios®

Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Biotechnology Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Health Care Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Medical Delivery Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Medical Equipment and Systems Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Pharmaceuticals Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Biotechnology Portfolio	.81%
Actual		$ 1,000.00	$ 1,171.80	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Health Care Portfolio	.79%
Actual		$ 1,000.00	$ 1,072.50	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Medical Delivery Portfolio	.86%
Actual		$ 1,000.00	$ 980.90	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Medical Equipment and Systems Portfolio	.84%
Actual		$ 1,000.00	$ 1,005.70	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28
Pharmaceuticals Portfolio	.86%
Actual		$ 1,000.00	$ 1,071.30	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Gilead Sciences, Inc.	11.6	9.2
Amgen, Inc.	10.6	5.8
Biogen Idec, Inc.	7.8	4.9
Regeneron Pharmaceuticals, Inc.	4.7	3.8
Onyx Pharmaceuticals, Inc.	4.1	1.4
Vertex Pharmaceuticals, Inc.	3.7	3.7
Celgene Corp.	3.6	6.8
Medivation, Inc.	2.9	3.7
Alexion Pharmaceuticals, Inc.	2.9	4.1
Pharmacyclics, Inc.	2.0	0.9
	53.9
Top Industries (% of fund's net assets)
As of August 31, 2012
Biotechnology	94.4%
Pharmaceuticals	4.3%
Life Sciences Tools & Services	0.4%
Health Care Equipment & Supplies	0.2%
Health Care Providers & Services	0.0%
All Others*	0.7%

As of February 29, 2012
Biotechnology	93.1%
Pharmaceuticals	5.9%
Life Sciences Tools & Services	0.6%
Health Care Equipment & Supplies	0.3%
All Others*	0.1%

* Includes short-term investments and net other assets.

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
BIOTECHNOLOGY - 94.2%
Biotechnology - 94.2%
A.P. Pharma, Inc. (f)	14,288,530	$ 9,451,863
Acadia Pharmaceuticals, Inc. (a)(d)(e)	3,088,375	5,497,308
Achillion Pharmaceuticals, Inc. (a)	750,608	5,276,774
Acorda Therapeutics, Inc. (a)	1,153,614	26,360,080
Addex Pharmaceuticals Ltd. (a)	940	7,483
Aegerion Pharmaceuticals, Inc. (a)	829,804	11,550,872
Affymax, Inc. (a)	949,683	16,799,892
Agenus, Inc. (a)(d)(e)	150,089	688,909
Agenus, Inc. warrants 6/9/18 (a)(e)(f)	1,548,000	201,743
Alexion Pharmaceuticals, Inc. (a)	644,519	69,098,882
Alkermes PLC (a)	936,348	17,181,986
Alnylam Pharmaceuticals, Inc. (a)(d)	1,563,203	28,590,983
AMAG Pharmaceuticals, Inc. (a)	834,351	12,340,051
Amarin Corp. PLC ADR (a)(d)	1,453,395	19,896,978
Amgen, Inc.	3,025,095	253,865,972
Amicus Therapeutics, Inc. (a)	130,782	640,832
Anacor Pharmaceuticals, Inc. (a)	359,358	2,210,052
Arena Pharmaceuticals, Inc. (a)(d)	3,861,344	34,906,550
ARIAD Pharmaceuticals, Inc. (a)	1,944,405	39,976,967
ArQule, Inc. (a)(e)	3,114,980	16,322,495
AVEO Pharmaceuticals, Inc. (a)(d)	389,487	3,735,180
Biogen Idec, Inc. (a)	1,281,456	187,848,635
BioInvent International AB (a)(d)	557,920	246,852
BioMarin Pharmaceutical, Inc. (a)	1,085,450	40,530,703
Bionovo, Inc. (a)	714,685	11,435
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	9,469
Biospecifics Technologies Corp. (a)	21,004	394,455
BioTime, Inc. (a)(d)	547,683	2,218,116
Catalyst Pharmaceutical Partners, Inc. (a)(d)(e)	2,004,418	3,006,627
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)(e)	141,443	39,206
warrants 5/30/17 (a)(e)	282,100	140,726
Celgene Corp. (a)	1,200,114	86,456,213
Cell Therapeutics, Inc. (a)(d)	10,165,268	4,421,892
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	71,545
Celldex Therapeutics, Inc. (a)(d)	1,839,005	10,371,988
Cepheid, Inc. (a)	537,200	20,273,928
Clovis Oncology, Inc. (d)	275,387	4,816,519
Codexis, Inc. (a)(d)	796,958	1,809,095
Cubist Pharmaceuticals, Inc. (a)	558,508	25,803,070
Cytokinetics, Inc. (e)	6,380,800	4,843,027
Cytokinetics, Inc. warrants 6/25/17 (a)(e)	3,828,480	78,459
Dendreon Corp. (a)(d)	1,442,852	6,478,405
Durata Therapeutics, Inc.	208,400	1,785,988
Dyax Corp. (a)	3,284,405	7,422,755
Dynavax Technologies Corp. (a)	2,926,243	11,441,610
Emergent BioSolutions, Inc. (a)	275,700	4,061,061
Enzon Pharmaceuticals, Inc. (a)	468,666	3,168,182
Exact Sciences Corp. (a)	766,261	7,608,972

	Shares	Value
Exelixis, Inc. (a)(d)	1,280,168	$ 5,671,144
Genomic Health, Inc. (a)	281,585	9,703,419
Geron Corp. (a)(d)	1,249,811	3,449,478
Gilead Sciences, Inc. (a)	4,810,972	277,544,972
Halozyme Therapeutics, Inc. (a)	2,245,668	13,024,874
Idenix Pharmaceuticals, Inc. (a)	1,164,949	6,581,962
ImmunoGen, Inc. (a)(d)	984,415	14,165,732
Immunomedics, Inc. (a)	564,485	1,902,314
Incyte Corp. (a)(d)	1,134,380	22,698,944
Infinity Pharmaceuticals, Inc. (a)	467,034	8,481,337
InterMune, Inc. (a)(d)	1,926,202	14,196,109
Ironwood Pharmaceuticals, Inc. Class A (a)	1,636,338	20,503,315
Isis Pharmaceuticals, Inc. (a)(d)	1,037,791	14,124,336
Keryx Biopharmaceuticals, Inc. (a)(d)	792,900	1,617,516
Lexicon Pharmaceuticals, Inc. (a)	7,393,223	16,560,820
Ligand Pharmaceuticals, Inc. Class B (a)	472,128	8,163,093
MannKind Corp. (a)(d)	839,622	2,266,979
Medivation, Inc. (a)	668,398	70,088,214
Merrimack Pharmaceuticals, Inc.	44,600	355,016
Metabolix, Inc. (a)(d)	958,844	1,601,269
Momenta Pharmaceuticals, Inc. (a)(d)	537,248	7,580,569
Myriad Genetics, Inc. (a)	853,918	21,339,411
Neurocrine Biosciences, Inc. (a)	732,669	5,407,097
NeurogesX, Inc. (a)	3,131,785	782,946
NewLink Genetics Corp. (d)	367,162	5,125,582
Novavax, Inc. (a)(d)(e)	7,560,804	15,424,040
Novelos Therapeutics, Inc. (a)(e)	2,334,890	2,334,890
Novelos Therapeutics, Inc. warrants 12/6/16 (a)(e)	2,362,400	983,424
NPS Pharmaceuticals, Inc. (a)	1,640,126	12,497,760
OncoGenex Pharmaceuticals, Inc. (a)	247,395	3,386,838
Oncothyreon, Inc. (a)	216,310	1,144,280
Onyx Pharmaceuticals, Inc. (a)	1,352,845	97,296,612
Opko Health, Inc. (a)(d)	2,180,300	9,680,532
Oragenics, Inc. (f)	1,558,058	3,505,631
OREXIGEN Therapeutics, Inc. (a)(d)	2,266,463	10,131,090
Osiris Therapeutics, Inc. (a)(d)	466,118	4,218,368
PDL BioPharma, Inc. (d)	1,368,233	10,070,195
Pharmacyclics, Inc. (a)(d)	708,754	47,429,818
PolyMedix, Inc. (a)(e)	5,775,434	1,963,648
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	507,983
Progenics Pharmaceuticals, Inc. (a)(e)	2,748,532	11,214,011
PROLOR Biotech, Inc. (a)(d)	1,232,084	6,024,891
Protalix BioTherapeutics, Inc. (a)(d)	1,226,342	6,659,037
Puma Biotechnology, Inc.	833,601	11,670,414
Raptor Pharmaceutical Corp. (a)(d)	1,595,879	7,931,519
Regeneron Pharmaceuticals, Inc. (a)	762,787	112,930,615
Rigel Pharmaceuticals, Inc. (a)	1,147,051	10,690,515
Sangamo Biosciences, Inc. (a)(d)	1,205,172	6,471,774
Sarepta Therapeutics, Inc. (a)(d)	5,633	89,114
Savient Pharmaceuticals, Inc. (a)(d)	1,314,987	1,735,783
Seattle Genetics, Inc. (a)(d)	860,619	22,840,828
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
SIGA Technologies, Inc. (a)(d)	1,726,114	$ 5,109,297
Sophiris Bio, Inc.	2,502,000	977,195
Sorrento Therapeutics, Inc. (f)	11,780,000	2,385,450
Spectrum Pharmaceuticals, Inc. (a)(d)	1,883,308	22,524,364
Sunesis Pharmaceuticals, Inc. (a)(d)	725,964	2,301,306
Synageva BioPharma Corp. (a)	217,700	10,876,292
Synergy Pharmaceuticals, Inc. (a)	708,800	3,508,560
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	354,400	754,872
Synta Pharmaceuticals Corp. (a)(d)	2,424,956	15,931,961
Synthetic Biologics, Inc. (a)	900	1,809
Targacept, Inc. (a)	594,796	2,676,582
Theravance, Inc. (a)(d)	861,569	22,978,045
Threshold Pharmaceuticals, Inc. (a)(d)	1,298,778	11,442,234
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	4,412,045
Tranzyme, Inc. (a)(d)	764,186	3,224,865
Trius Therapeutics, Inc. (a)	988,906	5,488,428
United Therapeutics Corp. (a)	576,651	31,208,352
Vanda Pharmaceuticals, Inc. (a)(e)	1,625,800	7,137,262
Verastem, Inc.	97,067	836,718
Vertex Pharmaceuticals, Inc. (a)	1,646,462	87,805,818
Vical, Inc. (a)(d)	4,038,130	14,658,412
XOMA Corp. (a)	2,423,778	8,410,510
ZIOPHARM Oncology, Inc. (a)(d)	2,149,292	10,681,981
		2,257,063,201
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	6,398,160	742,187
InVivo Therapeutics Holdings Corp. (a)(d)	1,639,800	3,459,978
		4,202,168
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
OvaScience, Inc. (f)	212,300	1,167,650
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
BG Medicine, Inc. (a)(e)	1,177,641	4,675,235
ChromaDex, Inc. (a)(d)	2,417,600	1,641,550
Transgenomic, Inc. (a)	554,882	527,138

	Shares	Value
Transgenomic, Inc. (f)	2,838,000	$ 2,696,100
Transgenomic, Inc. warrants 2/3/17 (a)(f)	1,419,000	19,359
		9,559,382
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (f)	1,666,700	390,008
PHARMACEUTICALS - 4.2%
Pharmaceuticals - 4.2%
AcelRx Pharmaceuticals, Inc. (a)	1,041,900	3,021,510
Auxilium Pharmaceuticals, Inc. (a)	427,051	9,950,288
AVANIR Pharmaceuticals Class A (a)(d)	5,003,317	16,611,012
Corcept Therapeutics, Inc. (a)(d)	46,569	134,584
Elan Corp. PLC sponsored ADR (a)	1,005,298	11,420,185
Horizon Pharma, Inc. (a)(d)	89,700	398,268
Horizon Pharma, Inc. warrants 2/28/17 (a)	319,539	163,050
Jazz Pharmaceuticals PLC (a)	106,217	4,833,936
Omeros Corp. (a)(d)	925,183	8,724,476
Optimer Pharmaceuticals, Inc. (a)(d)	398,061	5,982,857
Pacira Pharmaceuticals, Inc. (a)(d)	474,041	8,608,585
TherapeuticsMD, Inc. (a)	1,409,900	4,779,561
Transcept Pharmaceuticals, Inc. (a)	94,000	627,920
Ventrus Biosciences, Inc. (a)(d)	437,701	1,654,510
ViroPharma, Inc. (a)	331,699	8,823,193
XenoPort, Inc. (a)	776,869	7,240,419
Zogenix, Inc. (a)	3,213,108	7,615,066
Zogenix, Inc. warrants 7/27/17 (a)	498,465	43,017
		100,632,437
TOTAL COMMON STOCKS (Cost $1,876,195,371)		2,373,014,846
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
bluebird bio (f)	535,716	267,108
Xenon Pharmaceuticals, Inc. Series E (a)(f)	981,626	3,416,058
		3,683,166
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (f)	229,509	1,127,142
KaloBios Pharmaceuticals, Inc. Series E (a)(f)	693,000	2,356,200
		3,483,342
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,474,427)		7,166,508
Money Market Funds - 12.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	17,059,447	$ 17,059,447
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	274,793,996	274,793,996
TOTAL MONEY MARKET FUNDS (Cost $291,853,443)		291,853,443
TOTAL INVESTMENT PORTFOLIO - 111.5% (Cost $2,178,523,241)	2,672,034,797
NET OTHER ASSETS (LIABILITIES) - (11.5)%	(276,534,163)
NET ASSETS - 100%	$ 2,395,500,634
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,984,312 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
A.P. Pharma, Inc.	7/25/12	$ 7,501,478
Agenus, Inc. warrants 6/9/18	1/9/08	$ 1,930,622
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,127,142
bluebird bio	7/23/12	$ 266,947
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 2,356,200
MYOS Corp.	7/2/12	$ 416,675
Oragenics, Inc.	7/31/12	$ 2,337,087
OvaScience, Inc.	3/29/12	$ 1,167,650
Sorrento Therapeutics, Inc.	5/15/12	$ 1,884,800
Transgenomic, Inc.	2/3/12	$ 2,828,200
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 9,800
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,812
Fidelity Securities Lending Cash Central Fund	3,433,620
Total	$ 3,444,432
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 5,217,290	$ 1,138,909	$ 1,006,870	$ -	$ 5,497,308
AcelRx Pharmaceuticals, Inc.	2,938,158	-	-	-	-
Agenus, Inc.	1,182,412	-	1,326,203	-	688,909
Agenus, Inc. warrants 6/9/18	210,780	-	-	-	201,743
ArQule, Inc.	6,759,157	14,501,481	391,948	-	16,322,495
BG Medicine, Inc.	5,510,191	2,915,171	7,359	-	4,675,235
Catalyst Pharmaceutical Partners, Inc.	1,960,391	225,677	36,826	-	3,006,627
Catalyst Pharmaceutical Partners, Inc. warrants 5/2/17	72,699	-	-	-	39,206
Catalyst Pharmaceutical Partners, Inc. warrants 5/30/17	-	3	-	-	140,726
Cytokinetics, Inc.	-	4,849,408	-	-	4,843,027
Cytokinetics, Inc. warrants 6/25/17	-	-	-	-	78,459
Novavax, Inc.	3,095,123	7,859,673	72,613	-	15,424,040
Novelos Therapeutics, Inc.	1,181,200	-	54,744	-	2,334,890
Novelos Therapeutics, Inc. warrants 12/6/16	46,546	-	-	-	983,424
OREXIGEN Therapeutics, Inc.	12,734,873	4,344,338	6,750,019	-	-
PolyMedix, Inc.	7,699,034	-	151,839	-	1,963,648
PolyMedix, Inc. warrants 4/10/16	2,392,472	-	-	-	507,983
Progenics Pharmaceuticals, Inc.	21,224,629	6,368,747	698,061	-	11,214,011
Vanda Pharmaceuticals, Inc.	-	8,137,480	303,037	-	7,137,262
Ventrus Biosciences, Inc.	7,280,513	-	2,561,734	-	-
Total	$ 79,505,468	$ 50,340,887	$ 13,361,253	$ -	$ 75,058,993
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,373,014,846	$ 2,349,444,215	$ 22,402,978	$ 1,167,653
Convertible Preferred Stocks	7,166,508	-	-	7,166,508
Money Market Funds	291,853,443	291,853,443	-	-
Total Investments in Securities:	$ 2,672,034,797	$ 2,641,297,658	$ 22,402,978	$ 8,334,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $262,079,684) - See accompanying schedule: Unaffiliated issuers (cost $1,799,157,262)	$ 2,305,122,361
Fidelity Central Funds (cost $291,853,443)	291,853,443
Other affiliated issuers (cost $87,512,536)	75,058,993
Total Investments (cost $2,178,523,241)		$ 2,672,034,797
Cash		213,836
Receivable for investments sold		607,583
Receivable for fund shares sold		7,510,169
Dividends receivable		939,346
Distributions receivable from Fidelity Central Funds		630,426
Other receivables		40,998
Total assets		2,681,977,155

Liabilities
Payable for investments purchased	$ 7,782,219
Payable for fund shares redeemed	2,362,579
Accrued management fee	1,076,842
Other affiliated payables	428,435
Other payables and accrued expenses	32,450
Collateral on securities loaned, at value	274,793,996
Total liabilities		286,476,521

Net Assets		$ 2,395,500,634
Net Assets consist of:
Paid in capital		$ 1,886,510,314
Accumulated net investment loss		(3,635,810)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,114,574
Net unrealized appreciation (depreciation) on investments		493,511,556
Net Assets, for 22,124,513 shares outstanding		$ 2,395,500,634
Net Asset Value, offering price and redemption price per share ($2,395,500,634 ÷ 22,124,513 shares)		$ 108.27

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,588,997
Interest		345
Income from Fidelity Central Funds (including $3,433,620 from security lending)		3,444,432
Total income		5,033,774

Expenses
Management fee	$ 5,502,147
Transfer agent fees	2,008,744
Accounting and security lending fees	325,141
Custodian fees and expenses	20,209
Independent trustees' compensation	6,617
Registration fees	80,254
Audit	20,756
Legal	3,951
Interest	1,780
Miscellaneous	7,946
Total expenses before reductions	7,977,545
Expense reductions	(85,763)	7,891,782
Net investment income (loss)		(2,858,008)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,633,626
Other affiliated issuers	(5,325,624)
Foreign currency transactions	972
Total net realized gain (loss)		43,308,974
Change in net unrealized appreciation (depreciation) on investment securities		267,032,700
Net gain (loss)		310,341,674
Net increase (decrease) in net assets resulting from operations		$ 307,483,666

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,858,008)	$ (3,384,036)
Net realized gain (loss)	43,308,974	152,368,279
Change in net unrealized appreciation (depreciation)	267,032,700	201,752,872
Net increase (decrease) in net assets resulting from operations	307,483,666	350,737,115
Distributions to shareholders from net realized gain	(94,956,301)	(1,786,490)
Share transactions Proceeds from sales of shares	714,592,489	771,494,800
Reinvestment of distributions	89,418,687	1,665,527
Cost of shares redeemed	(362,923,101)	(393,289,579)
Net increase (decrease) in net assets resulting from share transactions	441,088,075	379,870,748
Redemption fees	55,110	102,179
Total increase (decrease) in net assets	653,670,550	728,923,552

Net Assets
Beginning of period	1,741,830,084	1,012,906,532
End of period (including accumulated net investment loss of $3,635,810 and accumulated net investment loss of $777,802, respectively)	$ 2,395,500,634	$ 1,741,830,084
Other Information Shares
Sold	6,961,442	8,809,741
Issued in reinvestment of distributions	974,060	19,987
Redeemed	(3,624,329)	(4,701,921)
Net increase (decrease)	4,311,173	4,127,807

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 97.78	$ 74.01	$ 67.83	$ 54.62	$ 62.59	$ 63.89
Income from Investment Operations
Net investment income (loss) D	(.15)	(.23)	(.41) G	(.39) H	(.38) I	(.53)
Net realized and unrealized gain (loss)	15.99	24.11	6.59	13.60	(7.60)	(.77)
Total from investment operations	15.84	23.88	6.18	13.21	(7.98)	(1.30)
Distributions from net realized gain	(5.35)	(.12)	-	-	-	-
Redemption fees added to paid in capital D	- L	.01	- L	- L	.01	- L
Net asset value, end of period	$ 108.27	$ 97.78	$ 74.01	$ 67.83	$ 54.62	$ 62.59
Total Return B, C	17.18%	32.31%	9.11%	24.19%	(12.73)%	(2.03)%
Ratios to Average Net Assets E, J
Expenses before reductions	.81% A	.83%	.87%	.91%	.89%	.89%
Expenses net of fee waivers, if any	.81% A	.83%	.87%	.91%	.89%	.89%
Expenses net of all reductions	.80% A	.83%	.86%	.91%	.89%	.89%
Net investment income (loss)	(.29)% A	(.27)%	(.59)% G	(.64)% H	(.61)% I	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,395,501	$ 1,741,830	$ 1,012,907	$ 1,068,656	$ 1,152,137	$ 1,088,003
Portfolio turnover rate F	60% A	106%	119%	109%	55%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.75)%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KFor the year ended February 29. LAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	7.7	7.2
Pfizer, Inc.	7.1	0.4
Merck & Co., Inc.	6.1	3.8
UnitedHealth Group, Inc.	4.9	5.1
Gilead Sciences, Inc.	4.9	4.2
Eli Lilly & Co.	4.1	1.2
Catamaran Corp.	3.1	0.0
Johnson & Johnson	2.9	0.0
Watson Pharmaceuticals, Inc.	2.9	0.9
Biogen Idec, Inc.	2.2	2.7
	45.9
Top Industries (% of fund's net assets)
As of August 31, 2012
Pharmaceuticals	31.6%
Biotechnology	28.1%
Health Care Providers & Services	21.8%
Health Care Equipment & Supplies	8.8%
Health Care Technology	3.2%
All Others*	6.5%

As of February 29, 2012
Health Care Providers & Services	31.0%
Biotechnology	26.8%
Pharmaceuticals	18.9%
Health Care Equipment & Supplies	13.2%
Food & Staples Retailing	2.8%
All Others*	7.3%

* Includes short-term investments and net other assets.

Semiannual Report

Health Care Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BIOTECHNOLOGY - 28.0%
Biotechnology - 28.0%
Achillion Pharmaceuticals, Inc. (a)(d)	900,000	$ 6,327,000
Acorda Therapeutics, Inc. (a)	300,000	6,855,000
Alexion Pharmaceuticals, Inc. (a)	65,000	6,968,650
AMAG Pharmaceuticals, Inc. (a)	151,707	2,243,747
Amgen, Inc.	2,140,000	179,588,799
ARIAD Pharmaceuticals, Inc. (a)	700,000	14,392,000
AVEO Pharmaceuticals, Inc. (a)	400,000	3,836,000
Biogen Idec, Inc. (a)	350,000	51,306,500
BioMarin Pharmaceutical, Inc. (a)	1,040,000	38,833,600
Biovitrum AB (a)	1,210,552	4,698,014
Discovery Laboratories, Inc. (a)(d)	1,750,000	5,635,000
Dynavax Technologies Corp. (a)(d)	4,000,000	15,640,000
Gilead Sciences, Inc. (a)	2,000,000	115,380,000
Grifols SA ADR	700,000	14,399,000
Infinity Pharmaceuticals, Inc. (a)	500,000	9,080,000
Lexicon Pharmaceuticals, Inc. (a)	1,600,000	3,584,000
Medivation, Inc. (a)	240,000	25,166,400
Merrimack Pharmaceuticals, Inc.	37,600	299,296
Merrimack Pharmaceuticals, Inc. (f)	350,000	2,507,400
Momenta Pharmaceuticals, Inc. (a)	300,000	4,233,000
Neurocrine Biosciences, Inc. (a)	1,005,500	7,420,590
NPS Pharmaceuticals, Inc. (a)	800,000	6,096,000
Onyx Pharmaceuticals, Inc. (a)	200,000	14,384,000
Progenics Pharmaceuticals, Inc. (a)	300,000	1,224,000
Puma Biotechnology, Inc.	555,556	7,777,784
Seattle Genetics, Inc. (a)	400,000	10,616,000
Spectrum Pharmaceuticals, Inc. (a)	500,000	5,980,000
Synageva BioPharma Corp. (a)	440,000	21,982,400
Targacept, Inc. (a)	1,000,000	4,500,000
Theravance, Inc. (a)(d)	550,000	14,668,500
Thrombogenics NV (a)	200,000	7,023,555
United Therapeutics Corp. (a)	280,000	15,153,600
Vertex Pharmaceuticals, Inc. (a)	400,000	21,332,000
Vical, Inc. (a)	1,280,000	4,646,400
ZIOPHARM Oncology, Inc. (a)	503,120	2,500,506
		656,278,741
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. (e)	996,904	9,012,012
FOOD & STAPLES RETAILING - 0.8%
Drug Retail - 0.8%
CVS Caremark Corp.	400,000	18,220,000
Drogasil SA	40,200	425,190
		18,645,190
HEALTH CARE EQUIPMENT & SUPPLIES - 8.8%
Health Care Equipment - 7.7%
Boston Scientific Corp. (a)	8,500,000	45,900,000
C.R. Bard, Inc.	200,000	19,622,000

	Shares	Value
China Kanghui Holdings sponsored ADR (a)	372,468	$ 9,307,975
Conceptus, Inc. (a)	400,000	7,604,000
CONMED Corp.	250,000	6,755,000
Covidien PLC	300,000	16,815,000
Genmark Diagnostics, Inc. (a)	1,342,600	10,109,778
HeartWare International, Inc. (a)	190,400	17,054,128
Insulet Corp. (a)	530,000	11,114,100
Opto Circuits India Ltd.	1,300,000	2,886,808
Volcano Corp. (a)	300,000	8,484,000
William Demant Holding A/S (a)	80,000	6,900,568
Wright Medical Group, Inc. (a)	400,000	8,280,000
Zeltiq Aesthetics, Inc. (d)	1,019,727	5,404,553
Zimmer Holdings, Inc.	60,000	3,706,800
		179,944,710
Health Care Supplies - 1.1%
The Cooper Companies, Inc.	300,000	25,155,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		205,099,710
HEALTH CARE PROVIDERS & SERVICES - 21.8%
Health Care Distributors & Services - 0.7%
Amplifon SpA	1,200,000	5,029,188
McKesson Corp.	115,000	10,017,650
		15,046,838
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	900,000	19,557,000
Emeritus Corp. (a)	425,980	8,528,120
Hanger, Inc. (a)	300,000	8,583,000
LCA-Vision, Inc. (a)	900,000	3,861,000
		40,529,120
Health Care Services - 9.0%
Accretive Health, Inc. (a)(d)	566,312	6,733,450
Catamaran Corp. (a)	830,000	72,041,390
Express Scripts Holding Co. (a)	400,000	25,048,000
Fresenius Medical Care AG & Co. KGaA	280,000	20,146,206
HMS Holdings Corp. (a)	400,000	13,784,000
MEDNAX, Inc. (a)	520,000	36,025,600
Omnicare, Inc.	225,000	7,285,500
Quest Diagnostics, Inc.	500,000	30,235,000
		211,299,146
Managed Health Care - 10.4%
Aetna, Inc.	600,000	23,046,000
Centene Corp. (a)	180,000	7,309,800
CIGNA Corp.	400,000	18,308,000
Health Net, Inc. (a)	859,550	19,984,538
Humana, Inc.	380,000	26,630,400
Qualicorp SA (a)	1,600,000	15,724,913
UnitedHealth Group, Inc.	2,125,000	115,387,500
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Universal American Spin Corp. (a)	72,119	$ 652,677
WellPoint, Inc.	270,000	16,164,900
		243,208,728
TOTAL HEALTH CARE PROVIDERS & SERVICES		510,083,832
HEALTH CARE TECHNOLOGY - 2.7%
Health Care Technology - 2.7%
athenahealth, Inc. (a)(d)	200,000	17,674,000
Cerner Corp. (a)	545,000	39,861,300
HealthStream, Inc. (a)	225,000	6,394,500
		63,929,800
IT SERVICES - 0.8%
IT Consulting & Other Services - 0.8%
Maximus, Inc.	340,000	18,492,600
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Furiex Pharmaceuticals, Inc. (a)	96,938	1,788,506
Illumina, Inc. (a)(d)	200,000	8,416,000
		10,204,506
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	770,000	12,366,200
PHARMACEUTICALS - 31.6%
Pharmaceuticals - 31.6%
Cadence Pharmaceuticals, Inc. (a)(d)	900,000	3,546,000
Elan Corp. PLC sponsored ADR (a)	1,500,000	17,040,000
Eli Lilly & Co.	2,150,000	96,556,500
Endo Pharmaceuticals Holdings, Inc. (a)	600,000	19,092,000
Hi-Tech Pharmacal Co., Inc. (a)	150,000	5,353,500
Johnson & Johnson	1,000,000	67,430,000
Meda AB (A Shares)	1,000,000	9,860,771
Merck & Co., Inc.	3,300,000	142,065,000
Optimer Pharmaceuticals, Inc. (a)(d)	830,300	12,479,409
Pacira Pharmaceuticals, Inc. (a)	250,000	4,540,000
Pfizer, Inc.	7,000,000	167,020,000
Shire PLC sponsored ADR	400,000	36,216,000
UCB SA	200,000	9,810,840
Valeant Pharmaceuticals International, Inc. (Canada) (a)	750,000	38,399,696
ViroPharma, Inc. (a)	1,400,000	37,240,000
Watson Pharmaceuticals, Inc. (a)	820,000	66,707,000
XenoPort, Inc. (a)	889,998	8,294,781
		741,651,497

	Shares	Value
PROFESSIONAL SERVICES - 0.5%
Research & Consulting Services - 0.5%
Advisory Board Co. (a)	280,000	$ 12,412,400
SOFTWARE - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	450,000	10,732,500
TOTAL COMMON STOCKS (Cost $1,886,039,313)		2,268,908,988
Convertible Preferred Stocks - 0.6%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Ariosa Diagnostics (f)	496,689	3,000,002
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(f)	1,784,800	12,493,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,774,054)		15,493,602
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (b)	52,289,246	52,289,246
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	38,654,698	38,654,698
TOTAL MONEY MARKET FUNDS (Cost $90,943,944)		90,943,944
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,990,757,311)		2,375,346,534
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(31,495,870)
NET ASSETS - 100%		$ 2,343,850,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,001,002 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 3,000,002
Castlight Health, Inc. Series D	4/25/12	$ 10,774,052
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,450,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,465
Fidelity Securities Lending Cash Central Fund	292,607
Total	$ 337,072
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 5,971,455	$ -	$ -	$ 49,845	$ 9,012,012
Genmark Diagnostics, Inc.	3,923,962	1,671,998	-	-	-
Total	$ 9,895,417	$ 1,671,998	$ -	$ 49,845	$ 9,012,012
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,268,908,988	$ 2,246,255,382	$ 22,653,606	$ -
Convertible Preferred Stocks	15,493,602	-	-	15,493,602
Money Market Funds	90,943,944	90,943,944	-	-
Total Investments in Securities:	$ 2,375,346,534	$ 2,337,199,326	$ 22,653,606	$ 15,493,602
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.0%
Canada	4.7%
Bailiwick of Jersey	1.5%
Ireland	1.4%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,765,756) - See accompanying schedule: Unaffiliated issuers (cost $1,894,113,102)	$ 2,275,390,578
Fidelity Central Funds (cost $90,943,944)	90,943,944
Other affiliated issuers (cost $5,700,265)	9,012,012
Total Investments (cost $1,990,757,311)		$ 2,375,346,534
Receivable for investments sold		3,895,594
Receivable for fund shares sold		6,255,901
Dividends receivable		3,992,274
Distributions receivable from Fidelity Central Funds		56,694
Other receivables		65,536
Total assets		2,389,612,533

Liabilities
Payable to custodian bank	$ 837,268
Payable for investments purchased	3,755,776
Payable for fund shares redeemed	927,375
Accrued management fee	1,067,036
Other affiliated payables	417,949
Other payables and accrued expenses	101,767
Collateral on securities loaned, at value	38,654,698
Total liabilities		45,761,869

Net Assets		$ 2,343,850,664
Net Assets consist of:
Paid in capital		$ 1,813,595,445
Undistributed net investment income		5,112,001
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		140,558,789
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		384,584,429
Net Assets, for 16,874,846 shares outstanding		$ 2,343,850,664
Net Asset Value, offering price and redemption price per share ($2,343,850,664 ÷ 16,874,846 shares)		$ 138.90

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends (including $49,845 earned from other affiliated issuers)		$ 13,502,196
Interest		2,855
Income from Fidelity Central Funds (including $292,607 from security lending)		337,072
Total income		13,842,123

Expenses
Management fee	$ 6,173,396
Transfer agent fees	2,121,851
Accounting and security lending fees	338,984
Custodian fees and expenses	56,881
Independent trustees' compensation	7,556
Registration fees	35,557
Audit	22,121
Legal	4,277
Miscellaneous	12,544
Total expenses before reductions	8,773,167
Expense reductions	(80,695)	8,692,472
Net investment income (loss)		5,149,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,933,724
Foreign currency transactions	(55,754)
Total net realized gain (loss)		149,877,970
Change in net unrealized appreciation (depreciation) on: Investment securities	1,778,638
Assets and liabilities in foreign currencies	(2,661)
Total change in net unrealized appreciation (depreciation)		1,775,977
Net gain (loss)		151,653,947
Net increase (decrease) in net assets resulting from operations		$ 156,803,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,149,651	$ 1,031
Net realized gain (loss)	149,877,970	269,212,000
Change in net unrealized appreciation (depreciation)	1,775,977	(93,355,802)
Net increase (decrease) in net assets resulting from operations	156,803,598	175,857,229
Distributions to shareholders from net realized gain	(57,628,797)	(176,290,692)
Share transactions Proceeds from sales of shares	191,280,249	643,651,462
Reinvestment of distributions	54,846,728	167,043,397
Cost of shares redeemed	(177,684,498)	(625,716,838)
Net increase (decrease) in net assets resulting from share transactions	68,442,479	184,978,021
Redemption fees	9,331	75,308
Total increase (decrease) in net assets	167,626,611	184,619,866

Net Assets
Beginning of period	2,176,224,053	1,991,604,187
End of period (including undistributed net investment income of $5,112,001 and distributions in excess of net investment income of $37,650, respectively)	$ 2,343,850,664	$ 2,176,224,053
Other Information Shares
Sold	1,428,555	4,810,845
Issued in reinvestment of distributions	425,796	1,397,502
Redeemed	(1,332,886)	(4,725,720)
Net increase (decrease)	521,465	1,482,627

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 133.07	$ 133.93	$ 109.17	$ 73.65	$ 114.24	$ 126.78
Income from Investment Operations
Net investment income (loss) D	.31	- K	.04	.06	.42	.39 H
Net realized and unrealized gain (loss)	9.06	10.86	24.90	35.71	(35.98)	1.63
Total from investment operations	9.37	10.86	24.94	35.77	(35.56)	2.02
Distributions from net investment income	-	-	(.17)	(.25)	(.37)	(.39)
Distributions from net realized gain	(3.54)	(11.72)	(.01)	(.01)	(4.66)	(14.17)
Total distributions	(3.54)	(11.72)	(.18)	(.25) L	(5.03)	(14.56)
Redemption fees added to paid in capital D,K	-	-	-	-	-	-
Net asset value, end of period	$ 138.90	$ 133.07	$ 133.93	$ 109.17	$ 73.65	$ 114.24
Total Return B,C	7.25%	9.10%	22.86%	48.65%	(32.34)%	.72%
Ratios to Average Net Assets E,I
Expenses before reductions	.79% A	.80%	.82%	.88%	.86%	.85%
Expenses net of fee waivers, if any	.79% A	.80%	.82%	.88%	.86%	.85%
Expenses net of all reductions	.78% A	.80%	.82%	.87%	.86%	.84%
Net investment income (loss)	.46% A	.00% G	.03%	.07%	.44%	.30% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,343,851	$ 2,176,224	$ 1,991,604	$ 1,727,742	$ 1,191,143	$ 1,948,147
Portfolio turnover rate F	105% A	130%	99%	116%	173%	120%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.25 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	19.4	16.6
Express Scripts Holding Co.	17.0	10.0
McKesson Corp.	6.9	7.4
WellPoint, Inc.	6.2	8.5
CIGNA Corp.	5.0	4.7
Humana, Inc.	4.9	4.3
Aetna, Inc.	4.9	4.5
Quest Diagnostics, Inc.	4.6	0.1
Laboratory Corp. of America Holdings	4.2	0.0
AmerisourceBergen Corp.	3.7	2.2
	76.8
Top Industries (% of fund's net assets)
As of August 31, 2012
Health Care Providers & Services	95.8%
Diversified Consumer Services	0.5%
Health Care Equipment & Supplies	0.5%
Life Sciences Tools & Services	0.3%
All Others*	2.9%

As of February 29, 2012
Health Care Providers & Services	87.6%
Health Care Technology	4.2%
Food & Staples Retailing	2.4%
Diversified Consumer Services	1.4%
Biotechnology	1.2%
All Others*	3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Weight Watchers International, Inc. (d)	74,600	$ 3,563,642
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Health Care Equipment - 0.3%
Opto Circuits India Ltd.	870,385	1,932,795
Health Care Supplies - 0.2%
DENTSPLY International, Inc.	48,800	1,769,976
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,702,771
HEALTH CARE PROVIDERS & SERVICES - 95.8%
Health Care Distributors & Services - 16.4%
AmerisourceBergen Corp.	720,452	27,751,811
Henry Schein, Inc. (a)	306,100	23,511,541
McKesson Corp.	589,500	51,351,345
MWI Veterinary Supply, Inc. (a)	53,900	5,434,198
Patterson Companies, Inc.	428,600	14,559,542
		122,608,437
Health Care Facilities - 4.1%
Capital Senior Living Corp. (a)	161,500	1,942,845
LifePoint Hospitals, Inc. (a)	500	20,210
The Ensign Group, Inc.	96,500	2,840,960
Universal Health Services, Inc. Class B	493,100	19,699,345
VCA Antech, Inc. (a)	319,800	6,184,932
		30,688,292
Health Care Services - 33.2%
Air Methods Corp. (a)	45,600	5,314,224
Catamaran Corp. (a)	40,906	3,550,512
Chemed Corp.	146,200	9,653,586
Corvel Corp. (a)	61,300	2,684,940
Express Scripts Holding Co. (a)	2,030,250	127,134,255
Laboratory Corp. of America Holdings (a)	360,200	31,679,590
Landauer, Inc.	63,500	3,723,640
LHC Group, Inc. (a)	92,900	1,616,460
MEDNAX, Inc. (a)	278,600	19,301,408
Metropolitan Health Networks, Inc. (a)	318,700	2,562,348
Quest Diagnostics, Inc.	573,100	34,655,357
Team Health Holdings, Inc. (a)	212,600	6,069,730
		247,946,050

	Shares	Value
Managed Health Care - 42.1%
Aetna, Inc.	943,156	$ 36,226,622
Centene Corp. (a)	174,200	7,074,262
CIGNA Corp.	820,400	37,549,708
Humana, Inc.	516,972	36,229,398
Magellan Health Services, Inc. (a)	118,900	5,898,629
UnitedHealth Group, Inc.	2,670,997	145,035,137
WellPoint, Inc.	778,400	46,602,808
		314,616,564
TOTAL HEALTH CARE PROVIDERS & SERVICES		715,859,343
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Waters Corp. (a)	28,900	2,317,491
TOTAL COMMON STOCKS (Cost $613,612,108)		725,443,247
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b)	13,698,107	13,698,107
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,636,750	3,636,750
TOTAL MONEY MARKET FUNDS (Cost $17,334,857)		17,334,857
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $630,946,965)		742,778,104
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,441,049
NET ASSETS - 100%		$ 747,219,153
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,790
Fidelity Securities Lending Cash Central Fund	183,506
Total	$ 193,296
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,563,642) - See accompanying schedule: Unaffiliated issuers (cost $613,612,108)	$ 725,443,247
Fidelity Central Funds (cost $17,334,857)	17,334,857
Total Investments (cost $630,946,965)		$ 742,778,104
Cash		1,346,541
Foreign currency held at value (cost $5)		5
Receivable for investments sold		9,592,717
Receivable for fund shares sold		347,041
Dividends receivable		269,799
Distributions receivable from Fidelity Central Funds		4,662
Other receivables		48,446
Total assets		754,387,315

Liabilities
Payable for investments purchased	$ 1,333,810
Payable for fund shares redeemed	1,630,559
Accrued management fee	350,504
Other affiliated payables	186,178
Other payables and accrued expenses	30,361
Collateral on securities loaned, at value	3,636,750
Total liabilities		7,168,162

Net Assets		$ 747,219,153
Net Assets consist of:
Paid in capital		$ 605,026,315
Accumulated net investment loss		(644,761)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		31,008,460
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		111,829,139
Net Assets, for 12,435,426 shares outstanding		$ 747,219,153
Net Asset Value, offering price and redemption price per share ($747,219,153 ÷ 12,435,426 shares)		$ 60.09

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,235,591
Interest		163
Income from Fidelity Central Funds (including $183,506 from security lending)		193,296
Total income		3,429,050

Expenses
Management fee	$ 2,404,003
Transfer agent fees	1,024,511
Accounting and security lending fees	149,891
Custodian fees and expenses	18,162
Independent trustees' compensation	2,961
Registration fees	54,385
Audit	17,848
Legal	1,704
Interest	1,077
Miscellaneous	4,944
Total expenses before reductions	3,679,486
Expense reductions	(77,861)	3,601,625
Net investment income (loss)		(172,575)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,851,551
Foreign currency transactions	(20,299)
Total net realized gain (loss)		59,831,252
Change in net unrealized appreciation (depreciation) on: Investment securities	(85,566,693)
Assets and liabilities in foreign currencies	(5,239)
Total change in net unrealized appreciation (depreciation)		(85,571,932)
Net gain (loss)		(25,740,680)
Net increase (decrease) in net assets resulting from operations		$ (25,913,255)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (172,575)	$ (358,264)
Net realized gain (loss)	59,831,252	20,993,184
Change in net unrealized appreciation (depreciation)	(85,571,932)	35,164,416
Net increase (decrease) in net assets resulting from operations	(25,913,255)	55,799,336
Share transactions Proceeds from sales of shares	187,829,664	856,410,093
Cost of shares redeemed	(285,077,707)	(608,437,132)
Net increase (decrease) in net assets resulting from share transactions	(97,248,043)	247,972,961
Redemption fees	22,369	185,986
Total increase (decrease) in net assets	(123,138,929)	303,958,283

Net Assets
Beginning of period	870,358,082	566,399,799
End of period (including accumulated net investment loss of $644,761 and accumulated net investment loss of $472,186, respectively)	$ 747,219,153	$ 870,358,082
Other Information Shares
Sold	3,003,644	14,989,950
Redeemed	(4,774,671)	(11,022,680)
Net increase (decrease)	(1,771,027)	3,967,270

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.26	$ 55.32	$ 44.38	$ 25.53	$ 45.27	$ 51.02
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	(.25)	(.24)	(.18)	.11 G
Net realized and unrealized gain (loss)	(1.16)	5.96	11.19	19.09	(19.18)	(1.69)
Total from investment operations	(1.17)	5.93	10.94	18.85	(19.36)	(1.58)
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(.35)	(4.17)
Total distributions	-	-	-	-	(.38)	(4.17)
Redemption fees added to paid in capital D	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 60.09	$ 61.26	$ 55.32	$ 44.38	$ 25.53	$ 45.27
Total Return B,C	(1.91)%	10.74%	24.65%	73.83%	(43.05)%	(4.00)%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.86%	.89%	.96%	.94%	.92%
Expenses net of fee waivers, if any	.86% A	.86%	.89%	.96%	.94%	.92%
Expenses net of all reductions	.84% A	.84%	.88%	.96%	.94%	.91%
Net investment income (loss)	(.04)% A	(.05)%	(.54)%	(.67)%	(.50)%	.22% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 747,219	$ 870,358	$ 566,400	$ 466,110	$ 263,503	$ 540,497
Portfolio turnover rate F	103% A	86%	55%	50%	122%	113%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.38 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	11.2	14.2
Boston Scientific Corp.	6.7	6.6
Zimmer Holdings, Inc.	6.3	2.7
Stryker Corp.	5.9	6.1
Baxter International, Inc.	5.8	8.5
Medtronic, Inc.	5.0	1.4
C.R. Bard, Inc.	4.7	3.7
The Cooper Companies, Inc.	3.8	3.9
St. Jude Medical, Inc.	3.8	1.6
DENTSPLY International, Inc.	3.5	3.6
	56.7
Top Industries (% of fund's net assets)
As of August 31, 2012
Health Care Equipment & Supplies	88.7%
Health Care Providers & Services	7.8%
Biotechnology	1.7%
Health Care Technology	0.9%
All Others*	0.9%

As of February 29, 2012
Health Care Equipment & Supplies	83.3%
Health Care Providers & Services	12.1%
Life Sciences Tools & Services	1.1%
Health Care Technology	0.9%
Biotechnology	0.1%
All Others*	2.5%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BIOTECHNOLOGY - 1.5%
Biotechnology - 1.5%
Grifols SA ADR (d)	900,000	$ 18,513,000
HEALTH CARE EQUIPMENT & SUPPLIES - 88.7%
Health Care Equipment - 77.6%
ArthroCare Corp. (a)	300,000	8,874,000
Baxter International, Inc.	1,250,000	73,350,000
Boston Scientific Corp. (a)	15,500,000	83,700,000
C.R. Bard, Inc.	600,000	58,866,000
CareFusion Corp. (a)	570,000	14,973,900
China Kanghui Holdings sponsored ADR (a)(d)	502,700	12,562,473
Conceptus, Inc. (a)	500,000	9,505,000
CONMED Corp.	300,000	8,106,000
Covidien PLC	2,500,000	140,125,000
Cyberonics, Inc. (a)	200,000	9,986,000
Edwards Lifesciences Corp. (a)	270,000	27,569,700
Exactech, Inc. (a)	529,400	8,544,516
Fisher & Paykel Healthcare Corp.	4,000,000	6,909,240
Genmark Diagnostics, Inc. (a)	1,130,306	8,511,204
Globus Medical, Inc.	200,000	3,184,000
HeartWare International, Inc. (a)	87,700	7,855,289
HeartWare International, Inc. CDI (a)	5,500,000	14,092,166
Hill-Rom Holdings, Inc.	800,003	22,184,083
Hologic, Inc. (a)	700,000	13,741,000
Insulet Corp. (a)	1,160,000	24,325,200
Integra LifeSciences Holdings Corp. (a)	385,700	15,173,438
Intuitive Surgical, Inc. (a)	60,000	29,507,400
Ion Beam Applications SA (a)	400,000	2,138,260
Mako Surgical Corp. (a)(d)	400,000	6,592,000
Masimo Corp. (a)	300,000	6,624,000
Medtronic, Inc.	1,540,000	62,616,400
Natus Medical, Inc. (a)	600,000	7,026,000
NxStage Medical, Inc. (a)	600,000	7,650,000
Opto Circuits India Ltd.	1,300,000	2,886,808
Orthofix International NV (a)	60,000	2,539,200
Sirona Dental Systems, Inc. (a)	125,000	6,642,500
St. Jude Medical, Inc.	1,250,000	47,200,000
Stryker Corp.	1,400,000	74,564,000
Tornier BV (a)	650,000	11,648,000
Trauson Holdings Co. Ltd.	6,057,000	2,233,514
Varian Medical Systems, Inc. (a)(d)	250,000	14,697,500
Volcano Corp. (a)	750,000	21,210,000
Wright Medical Group, Inc. (a)	550,000	11,385,000

	Shares	Value
Zeltiq Aesthetics, Inc. (d)	900,000	$ 4,770,000
Zimmer Holdings, Inc.	1,280,000	79,078,400
		973,147,191
Health Care Supplies - 11.1%
Align Technology, Inc. (a)	600,000	20,370,000
DENTSPLY International, Inc.	1,200,000	43,524,000
OraSure Technologies, Inc. (a)	600,000	5,826,000
The Cooper Companies, Inc.	570,000	47,794,500
The Spectranetics Corp. (a)	900,000	10,926,000
Unilife Corp. (a)(d)	2,000,000	5,980,000
Vascular Solutions, Inc. (a)	400,000	5,244,000
		139,664,500
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,112,811,691
HEALTH CARE PROVIDERS & SERVICES - 7.8%
Health Care Distributors & Services - 0.3%
Amplifon SpA	1,000,000	4,190,990
Health Care Facilities - 0.7%
Hanger, Inc. (a)	300,000	8,583,000
Health Care Services - 4.3%
Accretive Health, Inc. (a)(d)	301,700	3,587,213
Catamaran Corp. (a)	410,000	35,586,710
Quest Diagnostics, Inc.	250,000	15,117,500
		54,291,423
Managed Health Care - 2.5%
Health Net, Inc. (a)	382,000	8,881,500
UnitedHealth Group, Inc.	400,000	21,720,000
		30,601,500
TOTAL HEALTH CARE PROVIDERS & SERVICES		97,666,913
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
athenahealth, Inc. (a)(d)	60,000	5,302,200
TOTAL COMMON STOCKS (Cost $1,092,121,254)	1,234,293,804
Convertible Preferred Stocks - 0.7%

BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Ariosa Diagnostics (e)	331,126	2,000,001
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Castlight Health, Inc. Series D (a)(e)	999,300	6,995,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,032,335)		8,995,101
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	11,204,953	$ 11,204,953
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	29,048,261	29,048,261
TOTAL MONEY MARKET FUNDS (Cost $40,253,214)		40,253,214
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,140,406,803)		1,283,542,119
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(28,371,265)
NET ASSETS - 100%		$ 1,255,170,854
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,995,101 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ariosa Diagnostics	11/30/11	$ 2,000,001
Castlight Health, Inc. Series D	4/25/12	$ 6,032,334
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,473
Fidelity Securities Lending Cash Central Fund	411,386
Total	$ 434,859
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Genmark Diagnostics, Inc.	$ 4,160,254	$ 555,059	$ -	$ -	$ -
Total	$ 4,160,254	$ 555,059	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,234,293,804	$ 1,234,293,804	$ -	$ -
Convertible Preferred Stocks	8,995,101	-	-	8,995,101
Money Market Funds	40,253,214	40,253,214	-	-
Total Investments in Securities:	$ 1,283,542,119	$ 1,274,547,018	$ -	$ 8,995,101
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.0%
Ireland	11.2%
Canada	2.8%
Spain	1.5%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,421,140) - See accompanying schedule: Unaffiliated issuers (cost $1,100,153,589)	$ 1,243,288,905
Fidelity Central Funds (cost $40,253,214)	40,253,214
Total Investments (cost $1,140,406,803)		$ 1,283,542,119
Receivable for investments sold		2,416,232
Receivable for fund shares sold		353,999
Dividends receivable		8,490
Distributions receivable from Fidelity Central Funds		45,137
Other receivables		10,573
Total assets		1,286,376,550

Liabilities
Payable for investments purchased	$ 50,794
Payable for fund shares redeemed	1,192,778
Accrued management fee	586,936
Other affiliated payables	282,497
Other payables and accrued expenses	44,430
Collateral on securities loaned, at value	29,048,261
Total liabilities		31,205,696

Net Assets		$ 1,255,170,854
Net Assets consist of:
Paid in capital		$ 1,092,533,654
Distributions in excess of net investment income		(46,955)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,549,961
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		143,134,194
Net Assets, for 45,421,703 shares outstanding		$ 1,255,170,854
Net Asset Value, offering price and redemption price per share ($1,255,170,854 ÷ 45,421,703 shares)		$ 27.63

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 5,440,581
Interest		102
Income from Fidelity Central Funds (including $411,386 from security lending)		434,859
Total income		5,875,542

Expenses
Management fee	$ 3,653,073
Transfer agent fees	1,526,788
Accounting and security lending fees	211,678
Custodian fees and expenses	29,642
Independent trustees' compensation	4,451
Registration fees	19,414
Audit	21,649
Legal	2,584
Miscellaneous	8,593
Total expenses before reductions	5,477,872
Expense reductions	(33,033)	5,444,839
Net investment income (loss)		430,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,810,743
Foreign currency transactions	(5,602)
Total net realized gain (loss)		28,805,141
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $110,782)	(22,178,121)
Assets and liabilities in foreign currencies	(222)
Total change in net unrealized appreciation (depreciation)		(22,178,343)
Net gain (loss)		6,626,798
Net increase (decrease) in net assets resulting from operations		$ 7,057,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 430,703	$ 275,186
Net realized gain (loss)	28,805,141	99,115,448
Change in net unrealized appreciation (depreciation)	(22,178,343)	(120,778,603)
Net increase (decrease) in net assets resulting from operations	7,057,501	(21,387,969)
Distributions to shareholders from net investment income	-	(720,894)
Distributions to shareholders from net realized gain	(25,956,922)	(68,879,454)
Total distributions	(25,956,922)	(69,600,348)
Share transactions Proceeds from sales of shares	56,479,526	442,706,650
Reinvestment of distributions	24,930,405	66,786,926
Cost of shares redeemed	(168,356,647)	(465,899,006)
Net increase (decrease) in net assets resulting from share transactions	(86,946,716)	43,594,570
Redemption fees	5,178	63,013
Total increase (decrease) in net assets	(105,840,959)	(47,330,734)

Net Assets
Beginning of period	1,361,011,813	1,408,342,547
End of period (including distributions in excess of net investment income of $46,955 and distributions in excess of net investment income of $477,658, respectively)	$ 1,255,170,854	$ 1,361,011,813
Other Information Shares
Sold	2,040,006	15,011,136
Issued in reinvestment of distributions	909,869	2,628,709
Redeemed	(6,097,458)	(16,731,272)
Net increase (decrease)	(3,147,583)	908,573

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.02	$ 29.55	$ 25.23	$ 17.30	$ 24.41	$ 23.67
Income from Investment Operations
Net investment income (loss) D	.01	.01	(.01) G	(.03)	.01	(.05)
Net realized and unrealized gain (loss)	.14	(.10)	4.33	7.96	(6.35)	2.97
Total from investment operations	.15	(.09)	4.32	7.93	(6.34)	2.92
Distributions from net investment income	-	(.02)	-	-	(.01)	-
Distributions from net realized gain	(.54)	(1.43)	-	-	(.77)	(2.18)
Total distributions	(.54)	(1.44) K	-	-	(.78)	(2.18)
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	- J
Net asset value, end of period	$ 27.63	$ 28.02	$ 29.55	$ 25.23	$ 17.30	$ 24.41
Total Return B,C	.57%	.23%	17.12%	45.84%	(26.81)%	12.57%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.84%	.86%	.91%	.87%	.88%
Expenses net of fee waivers, if any	.84% A	.84%	.86%	.91%	.87%	.88%
Expenses net of all reductions	.83% A	.84%	.86%	.90%	.87%	.88%
Net investment income (loss)	.07% A	.02%	(.04)% G	(.13)%	.06%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,255,171	$ 1,361,012	$ 1,408,343	$ 1,377,991	$ 1,012,464	$ 1,169,861
Portfolio turnover rate F	65% A	120%	92%	83%	116%	129%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $1.44 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $1.426 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	8.2	6.5
Sanofi SA sponsored ADR	7.4	7.3
Pfizer, Inc.	6.5	4.5
GlaxoSmithKline PLC sponsored ADR	5.8	6.3
Johnson & Johnson	5.4	2.3
Novo Nordisk A/S Series B sponsored ADR	4.4	3.9
Abbott Laboratories	3.8	2.7
Eli Lilly & Co.	3.7	2.9
Valeant Pharmaceuticals International, Inc. (Canada)	3.6	4.0
Novartis AG sponsored ADR	3.2	2.7
	52.0
Top Industries (% of fund's net assets)
As of August 31, 2012
Pharmaceuticals	87.7%
Biotechnology	6.9%
Health Care Providers & Services	1.6%
Health Care Equipment & Supplies	0.3%
Personal Products	0.3%
All Others*	3.2%

As of February 29, 2012
Pharmaceuticals	83.4%
Biotechnology	7.3%
Health Care Providers & Services	1.9%
Health Care Equipment & Supplies	1.7%
Life Sciences Tools & Services	0.8%
All Others*	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BIOTECHNOLOGY - 6.9%
Biotechnology - 6.9%
Acorda Therapeutics, Inc. (a)	39,000	$ 891,150
Alnylam Pharmaceuticals, Inc. (a)	38,800	709,652
AMAG Pharmaceuticals, Inc. (a)	153,000	2,262,870
Amgen, Inc.	39,000	3,272,880
ARIAD Pharmaceuticals, Inc. (a)	152,500	3,135,400
Astex Pharmaceuticals, Inc. (a)(d)	202,000	571,660
Biogen Idec, Inc. (a)	16,000	2,345,440
BioMarin Pharmaceutical, Inc. (a)	146,500	5,470,310
BioMimetic Therapeutics, Inc. (a)	151,500	581,760
Cubist Pharmaceuticals, Inc. (a)	120,000	5,544,000
Discovery Laboratories, Inc. (a)	28,200	90,804
DUSA Pharmaceuticals, Inc. (a)	205,000	1,096,750
Grifols SA (a)	45,000	1,267,862
ImmunoGen, Inc. (a)	19,100	274,849
Insmed, Inc. (a)	8,300	26,892
Medivation, Inc. (a)	73,000	7,654,780
Merrimack Pharmaceuticals, Inc.	13,500	107,460
Neurocrine Biosciences, Inc. (a)	224,794	1,658,980
NPS Pharmaceuticals, Inc. (a)	120,000	914,400
Onyx Pharmaceuticals, Inc. (a)	86,800	6,242,656
Pharmacyclics, Inc. (a)	16,000	1,070,720
Puma Biotechnology, Inc.	133,333	1,866,662
QLT, Inc. (a)	103,500	783,495
Sarepta Therapeutics, Inc. (a)(d)	5,000	79,100
Synageva BioPharma Corp. (a)	9,600	479,616
Theravance, Inc. (a)	119,900	3,197,733
Threshold Pharmaceuticals, Inc. (a)	115,000	1,013,150
United Therapeutics Corp. (a)	54,500	2,949,540
Vical, Inc. (a)	70,000	254,100
ZIOPHARM Oncology, Inc. (a)	55,000	273,350
		56,088,021
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.0%
Genmark Diagnostics, Inc. (a)	45,500	342,615
Health Care Supplies - 0.3%
Align Technology, Inc. (a)	44,000	1,493,800
Antares Pharma, Inc. (a)(d)	225,000	873,000
		2,366,800
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,709,415
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Health Care Services - 0.5%
Catamaran Corp. (a)	47,717	4,141,686
Managed Health Care - 1.1%
CIGNA Corp.	25,000	1,144,250

	Shares	Value
Qualicorp SA (a)	50,000	$ 491,404
UnitedHealth Group, Inc.	124,000	6,733,200
		8,368,854
TOTAL HEALTH CARE PROVIDERS & SERVICES		12,510,540
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)(d)	28,400	1,195,072
Patheon, Inc. (a)	75,000	208,471
		1,403,543
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
MYOS Corp. (e)	2,000,000	468,000
Neptune Technologies & Bioressources, Inc. (a)	15,000	67,500
Prestige Brands Holdings, Inc. (a)	121,892	1,957,586
		2,493,086
PHARMACEUTICALS - 87.7%
Pharmaceuticals - 87.7%
Abbott Laboratories	465,690	30,521,323
Akorn, Inc. (a)	314,100	4,347,144
Alexza Pharmaceuticals, Inc. (a)(d)	25,000	120,250
Allergan, Inc.	202,300	17,424,099
AstraZeneca PLC sponsored ADR (d)	530,100	24,803,379
Auxilium Pharmaceuticals, Inc. (a)	146,200	3,406,460
Bristol-Myers Squibb Co.	696,110	22,978,591
Cadence Pharmaceuticals, Inc. (a)(d)	331,300	1,305,322
Cardiome Pharma Corp. (a)	297,400	97,548
Columbia Laboratories, Inc. (a)	570,600	610,542
Daiichi Sankyo Kabushiki Kaisha	190,000	3,146,320
Dechra Pharmaceuticals PLC	40,000	312,679
DepoMed, Inc. (a)	274,000	1,449,460
Dr. Reddy's Laboratories Ltd. sponsored ADR	107,400	3,226,296
Durect Corp. (a)	744,500	781,725
Elan Corp. PLC sponsored ADR (a)	1,419,400	16,124,384
Eli Lilly & Co.	664,200	29,829,222
Endo Pharmaceuticals Holdings, Inc. (a)	194,400	6,185,808
Endo Pharmaceuticals Holdings, Inc. rights (a)	9,000	0
Forest Laboratories, Inc. (a)	471,520	16,357,029
GlaxoSmithKline PLC sponsored ADR	1,033,400	47,009,366
Hi-Tech Pharmacal Co., Inc. (a)	66,000	2,355,540
Hospira, Inc. (a)	95,000	3,190,100
Impax Laboratories, Inc. (a)	198,500	4,698,495
Jazz Pharmaceuticals PLC (a)	201,000	9,147,510
Johnson & Johnson	645,100	43,499,093
MAP Pharmaceuticals, Inc. (a)	27,112	364,385
Meda AB (A Shares)	90,000	887,469
Medicis Pharmaceutical Corp. Class A	150,200	4,740,312
Merck & Co., Inc.	1,551,536	66,793,623
Mylan, Inc. (a)	550,200	12,968,214
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Nektar Therapeutics (a)(d)	380,500	$ 3,264,690
Novartis AG sponsored ADR	445,198	26,271,134
Novo Nordisk A/S Series B sponsored ADR	224,500	35,271,195
Obagi Medical Products, Inc. (a)	158,000	2,110,880
Ono Pharmaceutical Co. Ltd.	28,000	1,742,740
Optimer Pharmaceuticals, Inc. (a)(d)	293,000	4,403,790
Pain Therapeutics, Inc. (a)	156,721	623,750
Paladin Labs, Inc. (a)	121,600	5,182,263
Par Pharmaceutical Companies, Inc. (a)	97,400	4,850,520
Perrigo Co.	106,400	11,700,808
Pfizer, Inc.	2,200,388	52,501,258
Pozen, Inc. (a)	120,000	781,200
Questcor Pharmaceuticals, Inc. (a)(d)	134,200	5,829,648
Roche Holding AG (participation certificate)	22,000	4,005,028
Sagent Pharmaceuticals, Inc. (a)	25,000	361,500
Salix Pharmaceuticals Ltd. (a)	159,900	7,029,204
Sanofi SA sponsored ADR	1,459,022	59,746,951
Santarus, Inc. (a)	466,500	2,882,970
Shire PLC sponsored ADR	189,000	17,112,060
Sucampo Pharmaceuticals, Inc. Class A (a)	27,000	128,790
Teva Pharmaceutical Industries Ltd. sponsored ADR	586,289	23,205,319
The Medicines Company (a)	175,500	4,508,595
UCB SA	47,000	2,305,547
Valeant Pharmaceuticals International, Inc. (Canada) (a)(d)	574,927	29,436,029
Vectura Group PLC (a)	275,000	366,793
Virbac SA	11,467	2,073,334
ViroPharma, Inc. (a)	214,100	5,695,060
Warner Chilcott PLC	251,000	3,418,620
Watson Pharmaceuticals, Inc. (a)	158,800	12,918,380
XenoPort, Inc. (a)	285,000	2,656,200
		711,065,944
TOTAL COMMON STOCKS (Cost $633,645,548)		786,270,549
Convertible Preferred Stocks - 0.0%

PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $250,054)	50,916	250,054
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	22,696,903	$ 22,696,903
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	25,231,618	25,231,618
TOTAL MONEY MARKET FUNDS (Cost $47,928,521)		47,928,521
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $681,824,123)		834,449,124
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(23,448,967)
NET ASSETS - 100%		$ 811,000,157
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $718,054 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 250,054
MYOS Corp.	7/2/12	$ 500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,439
Fidelity Securities Lending Cash Central Fund	191,091
Total	$ 216,530
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 786,270,549	$ 780,913,489	$ 5,357,060	$ -
Convertible Preferred Stocks	250,054	-	-	250,054
Money Market Funds	47,928,521	47,928,521	-	-
Total Investments in Securities:	$ 834,449,124	$ 828,842,010	$ 5,357,060	$ 250,054
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	60.3%
United Kingdom	8.9%
France	7.7%
Canada	4.8%
Denmark	4.4%
Switzerland	3.7%
Ireland	3.5%
Israel	2.9%
Bailiwick of Jersey	2.1%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,333,776) - See accompanying schedule: Unaffiliated issuers (cost $633,895,602)	$ 786,520,603
Fidelity Central Funds (cost $47,928,521)	47,928,521
Total Investments (cost $681,824,123)		$ 834,449,124
Receivable for investments sold		154,312
Receivable for fund shares sold		1,037,995
Dividends receivable		3,363,596
Distributions receivable from Fidelity Central Funds		30,053
Other receivables		2,727
Total assets		839,037,807

Liabilities
Payable for investments purchased	$ 1,546,337
Payable for fund shares redeemed	677,279
Accrued management fee	373,629
Other affiliated payables	180,105
Other payables and accrued expenses	28,682
Collateral on securities loaned, at value	25,231,618
Total liabilities		28,037,650

Net Assets		$ 811,000,157
Net Assets consist of:
Paid in capital		$ 642,630,038
Undistributed net investment income		6,884,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,862,400
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,623,684
Net Assets, for 53,946,266 shares outstanding		$ 811,000,157
Net Asset Value, offering price and redemption price per share ($811,000,157 ÷ 53,946,266 shares)		$ 15.03

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 10,416,259
Interest		40
Income from Fidelity Central Funds (including $191,091 from security lending)		216,530
Income before foreign taxes withheld		10,632,829
Less foreign taxes withheld		(545,413)
Total income		10,087,416

Expenses
Management fee	$ 2,080,128
Transfer agent fees	909,401
Accounting and security lending fees	135,590
Custodian fees and expenses	16,589
Independent trustees' compensation	2,458
Registration fees	43,888
Audit	18,900
Legal	1,383
Miscellaneous	3,742
Total expenses before reductions	3,212,079
Expense reductions	(10,123)	3,201,956
Net investment income (loss)		6,885,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,900,700
Foreign currency transactions	(21,656)
Total net realized gain (loss)		13,879,044
Change in net unrealized appreciation (depreciation) on: Investment securities	30,547,818
Assets and liabilities in foreign currencies	1,730
Total change in net unrealized appreciation (depreciation)		30,549,548
Net gain (loss)		44,428,592
Net increase (decrease) in net assets resulting from operations		$ 51,314,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,885,460	$ 6,424,503
Net realized gain (loss)	13,879,044	4,591,223
Change in net unrealized appreciation (depreciation)	30,549,548	55,847,467
Net increase (decrease) in net assets resulting from operations	51,314,052	66,863,193
Distributions to shareholders from net investment income	(2,290,725)	(4,623,019)
Distributions to shareholders from net realized gain	(1,781,675)	(11,091,469)
Total distributions	(4,072,400)	(15,714,488)
Share transactions Proceeds from sales of shares	154,894,278	525,622,548
Reinvestment of distributions	3,968,087	15,307,379
Cost of shares redeemed	(110,992,701)	(267,283,200)
Net increase (decrease) in net assets resulting from share transactions	47,869,664	273,646,727
Redemption fees	6,483	66,684
Total increase (decrease) in net assets	95,117,799	324,862,116

Net Assets
Beginning of period	715,882,358	391,020,242
End of period (including undistributed net investment income of $6,884,035 and undistributed net investment income of $2,289,300, respectively)	$ 811,000,157	$ 715,882,358
Other Information Shares
Sold	10,652,653	39,011,957
Issued in reinvestment of distributions	284,044	1,159,149
Redeemed	(7,708,423)	(20,142,513)
Net increase (decrease)	3,228,274	20,028,593

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 12.74	$ 10.93	$ 7.60	$ 10.52	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.13	.15	.17	.14	.18	.10
Net realized and unrealized gain (loss)	.87	1.64	1.96	3.35	(2.91)	.13
Total from investment operations	1.00	1.79	2.13	3.49	(2.73)	.23
Distributions from net investment income	(.05)	(.11)	(.13)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.04)	(.31)	(.19)	-	(.06)	(.48)
Total distributions	(.08) J	(.42)	(.32)	(.16)	(.19)	(.59)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.03	$ 14.11	$ 12.74	$ 10.93	$ 7.60	$ 10.52
Total Return B,C	7.13%	14.34%	19.68%	46.05%	(26.23)%	1.64%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.89%	.94%	1.01%	1.00%	.95%
Expenses net of fee waivers, if any	.86% A	.89%	.94%	1.01%	1.00%	.95%
Expenses net of all reductions	.86% A	.88%	.94%	1.00%	.99%	.95%
Net investment income (loss)	1.84% A	1.12%	1.42%	1.49%	1.89%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 811,000	$ 715,882	$ 391,020	$ 235,535	$ 142,011	$ 167,330
Portfolio turnover rate F	51% A	73%	102%	221%	240%	119%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share. JTotal distributions of $.08 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Biotechnology Portfolio	$2,196,109,891	$ 643,253,855	$ (167,328,949)	$ 475,924,906
Health Care Portfolio	1,993,059,929	445,813,985	(63,527,380)	382,286,605
Medical Delivery Portfolio	635,349,352	126,506,543	(19,077,791)	107,428,752
Medical Equipment and Systems Portfolio	1,143,220,746	199,167,428	(58,846,055)	140,321,373
Pharmaceuticals Portfolio	686,767,361	162,576,724	(14,894,961)	147,681,763

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
	2018	Total capital loss carryforward
Medical Delivery Portfolio	$ (20,373,659)	$ (20,373,659)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	926,350,342	595,755,279
Health Care Portfolio	1,150,948,497	1,173,973,738
Medical Delivery Portfolio	435,819,519	536,361,159
Medical Equipment and Systems Portfolio	421,040,018	512,420,685
Pharmaceuticals Portfolio	235,430,334	185,285,252

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.26%	.56%
Health Care Portfolio	.30%	.26%	.56%
Medical Delivery Portfolio	.30%	.26%	.56%
Medical Equipment and Systems Portfolio	.30%	.26%	.56%
Pharmaceuticals Portfolio	.30%	.26%	.56%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.20%
Health Care Portfolio	.19%
Medical Delivery Portfolio	.24%
Medical Equipment and Systems Portfolio	.23%
Pharmaceuticals Portfolio	.24%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 18,290
Health Care Portfolio	13,862
Medical Delivery Portfolio	18,468
Medical Equipment and Systems Portfolio	8,715
Pharmaceuticals Portfolio	6,184

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 9,169,667.39%		$ 1,780
Medical Delivery Portfolio	Borrower	10,745,222.40%		1,077

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$ 2,477
Health Care Portfolio	3,089
Medical Delivery Portfolio	1,242
Medical Equipment and Systems Portfolio	1,899
Pharmaceuticals Portfolio	1,021

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Biotechnology Portfolio	$ 170,358	$ 6,611,319
Health Care Portfolio	7,473	3,040,537
Medical Delivery Portfolio	23,100	-
Medical Equipment and Systems Portfolio	59,372	3,556,324
Pharmaceuticals Portfolio	1,965	1,520,400

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Biotechnology Portfolio	$ 85,718	$ 45
Health Care Portfolio	80,608	87
Medical Delivery Portfolio	77,860	1
Medical Equipment and Systems Portfolio	33,015	18
Pharmaceuticals Portfolio	10,105	18

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 12% of the total outstanding shares of Pharmaceuticals Portfolio. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 27% of the total outstanding shares of Pharmaceuticals Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Biotechnology Portfolio
Health Care Portfolio
Medical Delivery Portfolio
Medical Equipment and Systems Portfolio
Pharmaceuticals Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Biotechnology Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Health Care Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Medical Delivery Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Equipment and Systems Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Pharmaceuticals Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Biotechnology Portfolio

Health Care Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Semiannual Report

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELHC-USAN-1012
1.813643.107

Fidelity®

Select Portfolios®

Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Banking Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Brokerage and Investment Management Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Consumer Finance Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Financial Services Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Insurance Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Banking Portfolio	.86%
Actual		$ 1,000.00	$ 1,081.10	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Brokerage and Investment Management Portfolio	.89%
Actual		$ 1,000.00	$ 971.70	$ 4.42
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Consumer Finance Portfolio	.91%
Actual		$ 1,000.00	$ 1,097.70	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Financial Services Portfolio	.89%
Actual		$ 1,000.00	$ 1,007.80	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.72	$ 4.53
Insurance Portfolio	.88%
Actual		$ 1,000.00	$ 1,054.00	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp	12.7	10.2
Wells Fargo & Co.	12.1	11.0
PNC Financial Services Group, Inc.	4.0	3.7
M&T Bank Corp.	3.9	3.1
BB&T Corp.	3.8	5.6
Comerica, Inc.	3.5	2.5
Huntington Bancshares, Inc.	3.3	2.3
CIT Group, Inc.	2.6	2.5
Bank of the Ozarks, Inc.	2.5	1.7
People's United Financial, Inc.	2.3	2.1
	50.7
Top Industries (% of fund's net assets)
As of August 31, 2012
Commercial Banks	82.1%
Thrifts & Mortgage Finance	7.4%
Consumer Finance	2.2%
Capital Markets	1.0%
Diversified Financial Services	0.8%
All Others*	6.5%

As of February 29, 2012
Commercial Banks	83.8%
Thrifts & Mortgage Finance	6.4%
Consumer Finance	2.3%
Diversified Financial Services	2.0%
IT Services	1.7%
All Others*	3.8%

* Includes short-term investments and net other assets.

Semiannual Report

Banking Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CAPITAL MARKETS - 1.0%
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	238,000	$ 2,653,700
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	145,800	1,966,842
TOTAL CAPITAL MARKETS		4,620,542
COMMERCIAL BANKS - 82.1%
Diversified Banks - 30.6%
Banco ABC Brasil SA	471,000	2,895,749
Banco ABC Brasil SA (a)	4,680	27,666
BanColombia SA sponsored ADR	79,700	4,579,562
Comerica, Inc.	531,500	16,322,365
Itau Unibanco Banco Multiplo SA sponsored ADR	207,700	3,283,737
U.S. Bancorp	1,804,800	60,298,367
Wells Fargo & Co.	1,688,592	57,462,786
		144,870,232
Regional Banks - 51.5%
1st Source Corp.	218,700	4,992,921
Bank of the Ozarks, Inc.	370,400	11,889,840
BB&T Corp.	573,800	18,097,652
BBCN Bancorp, Inc. (a)	600,812	7,522,166
CapitalSource, Inc.	1,315,900	9,119,187
Central Valley Community Bancorp (a)	133,300	1,093,060
CIT Group, Inc. (a)	321,300	12,132,288
City National Corp.	155,700	7,995,195
Commerce Bancshares, Inc.	240,200	9,663,246
Cullen/Frost Bankers, Inc.	193,000	10,730,800
CVB Financial Corp. (d)	599,600	7,165,220
East West Bancorp, Inc.	384,100	8,427,154
Fifth Third Bancorp	581,600	8,805,424
First Republic Bank	271,300	8,868,797
Huntington Bancshares, Inc.	2,375,451	15,677,977
KeyCorp	415,600	3,503,508
M&T Bank Corp.	214,300	18,622,670
Oriental Financial Group, Inc.	213,180	2,259,708
PNC Financial Services Group, Inc.	306,741	19,067,021
Regions Financial Corp.	683,000	4,753,680
SunTrust Banks, Inc.	325,100	8,182,767
Susquehanna Bancshares, Inc.	668,100	7,021,731
SVB Financial Group (a)	146,865	8,516,701
Texas Capital Bancshares, Inc. (a)	155,800	7,169,916
UMB Financial Corp.	184,175	9,030,100
Western Alliance Bancorp. (a)	709,600	6,606,376
Wintrust Financial Corp.	189,600	7,092,936
		244,008,041
TOTAL COMMERCIAL BANKS		388,878,273

	Shares	Value
CONSUMER FINANCE - 2.2%
Consumer Finance - 2.2%
Capital One Financial Corp.	126,100	$ 7,128,433
SLM Corp.	210,600	3,316,950
		10,445,383
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Other Diversified Financial Services - 0.8%
Citigroup, Inc.	126,120	3,747,025
NBH Holdings Corp. Class A (a)(e)	13,300	236,075
		3,983,100
IT SERVICES - 0.7%
Data Processing & Outsourced Services - 0.7%
Visa, Inc. Class A	27,500	3,526,875
THRIFTS & MORTGAGE FINANCE - 7.4%
Thrifts & Mortgage Finance - 7.4%
Flushing Financial Corp.	213,900	3,259,836
Ocwen Financial Corp. (a)	96,600	2,485,518
People's United Financial, Inc.	904,500	10,826,865
Trustco Bank Corp., New York	1,027,000	5,730,660
Washington Federal, Inc.	494,600	7,963,060
WSFS Financial Corp.	116,100	4,710,177
		34,976,116
TOTAL COMMON STOCKS (Cost $434,341,531)		446,430,289
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.17% (b)	27,012,091	27,012,091
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,995,950	3,995,950
TOTAL MONEY MARKET FUNDS (Cost $31,008,041)		31,008,041
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $465,349,572)	477,438,330
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(3,661,351)
NET ASSETS - 100%	$ 473,776,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,075 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,357
Fidelity Securities Lending Cash Central Fund	5,121
Total	$ 19,478
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 446,430,289	$ 446,194,214	$ -	$ 236,075
Money Market Funds	31,008,041	31,008,041	-	-
Total Investments in Securities:	$ 477,438,330	$ 477,202,255	$ -	$ 236,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,898,090) - See accompanying schedule: Unaffiliated issuers (cost $434,341,531)	$ 446,430,289
Fidelity Central Funds (cost $31,008,041)	31,008,041
Total Investments (cost $465,349,572)		$ 477,438,330
Receivable for investments sold		1,173,532
Receivable for fund shares sold		1,419,622
Dividends receivable		653,309
Distributions receivable from Fidelity Central Funds		4,520
Other receivables		32,793
Total assets		480,722,106

Liabilities
Payable for investments purchased	$ 2,199,569
Payable for fund shares redeemed	404,748
Accrued management fee	218,023
Other affiliated payables	104,946
Other payables and accrued expenses	21,891
Collateral on securities loaned, at value	3,995,950
Total liabilities		6,945,127

Net Assets		$ 473,776,979
Net Assets consist of:
Paid in capital		$ 534,982,102
Undistributed net investment income		2,744,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(76,038,050)
Net unrealized appreciation (depreciation) on investments		12,088,758
Net Assets, for 24,604,990 shares outstanding		$ 473,776,979
Net Asset Value, offering price and redemption price per share ($473,776,979 ÷ 24,604,990 shares)		$ 19.26

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,743,628
Income from Fidelity Central Funds		19,478
Total income		4,763,106

Expenses
Management fee	$ 1,299,659
Transfer agent fees	550,218
Accounting and security lending fees	91,383
Custodian fees and expenses	6,562
Independent trustees' compensation	1,581
Registration fees	21,612
Audit	19,875
Legal	889
Miscellaneous	1,863
Total expenses before reductions	1,993,642
Expense reductions	(5,469)	1,988,173
Net investment income (loss)		2,774,933
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,728,523
Foreign currency transactions	4,435
Total net realized gain (loss)		9,732,958
Change in net unrealized appreciation (depreciation) on investment securities		20,211,306
Net gain (loss)		29,944,264
Net increase (decrease) in net assets resulting from operations		$ 32,719,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,774,933	$ 2,165,481
Net realized gain (loss)	9,732,958	(8,189,625)
Change in net unrealized appreciation (depreciation)	20,211,306	(30,402,176)
Net increase (decrease) in net assets resulting from operations	32,719,197	(36,426,320)
Distributions to shareholders from net investment income	(419,521)	(1,687,594)
Share transactions Proceeds from sales of shares	103,652,751	263,836,043
Reinvestment of distributions	406,966	1,634,419
Cost of shares redeemed	(92,340,415)	(315,949,436)
Net increase (decrease) in net assets resulting from share transactions	11,719,302	(50,478,974)
Redemption fees	11,002	22,957
Total increase (decrease) in net assets	44,029,980	(88,569,931)

Net Assets
Beginning of period	429,746,999	518,316,930
End of period (including undistributed net investment income of $2,744,169 and undistributed net investment income of $388,757, respectively)	$ 473,776,979	$ 429,746,999
Other Information Shares
Sold	5,521,094	15,627,481
Issued in reinvestment of distributions	22,300	104,569
Redeemed	(5,039,842)	(19,030,038)
Net increase (decrease)	503,552	(3,297,988)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 18.92	$ 16.63	$ 9.04	$ 22.24	$ 33.52
Income from Investment Operations
Net investment income (loss) D	.11	.09	(.01)	.06	.67	.81
Net realized and unrealized gain (loss)	1.34	(1.11)	2.31	7.74	(13.32)	(9.57)
Total from investment operations	1.45	(1.02)	2.30	7.80	(12.65)	(8.76)
Distributions from net investment income	(.02)	(.07)	(.01)	(.21)	(.51)	(.64)
Distributions from net realized gain	-	-	-	-	(.05)	(1.88)
Total distributions	(.02)	(.07)	(.01)	(.21)	(.56)	(2.52)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 19.26	$ 17.83	$ 18.92	$ 16.63	$ 9.04	$ 22.24
Total Return B,C	8.11%	(5.31)%	13.83%	87.04%	(57.85)%	(27.30)%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.88%	.89%	.95%	.93%	.91%
Expenses net of fee waivers, if any	.86% A	.88%	.89%	.95%	.93%	.91%
Expenses net of all reductions	.85% A	.87%	.88%	.94%	.93%	.90%
Net investment income (loss)	1.19% A	.55%	(.04)%	.46%	3.86%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,777	$ 429,747	$ 518,317	$ 359,438	$ 151,158	$ 293,767
Portfolio turnover rate F	79% A	91%	73%	105%	199%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
CME Group, Inc.	7.1	0.3
Ares Capital Corp.	5.8	4.6
Janus Capital Group, Inc.	4.5	3.8
Evercore Partners, Inc. Class A	4.2	4.0
A.F.P. Provida SA sponsored ADR	3.7	2.8
CBOE Holdings, Inc.	3.3	3.3
Raymond James Financial, Inc.	3.1	2.0
The Blackstone Group LP	3.0	3.7
Ameriprise Financial, Inc.	3.0	1.8
GFI Group, Inc.	2.7	2.8
	40.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Capital Markets	62.8%
Diversified Financial Services	16.4%
Commercial Banks	4.5%
IT Services	3.7%
Real Estate Investment Trusts	2.9%
All Others*	9.7%

As of February 29, 2012
Capital Markets	64.3%
Diversified Financial Services	11.6%
Internet Software & Services	4.1%
Commercial Banks	4.0%
Insurance	2.6%
All Others*	13.4%

* Includes short-term investments and net other assets.

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC	100	$ 506
CAPITAL MARKETS - 62.8%
Asset Management & Custody Banks - 44.7%
A.F.P. Provida SA sponsored ADR	148,539	13,361,083
Affiliated Managers Group, Inc. (a)	22,418	2,636,805
AllianceBernstein Holding LP	185,000	2,649,200
American Capital Ltd. (a)	8,800	96,712
Ameriprise Financial, Inc.	195,500	10,734,905
Apollo Global Management LLC Class A	667,832	8,855,452
Apollo Investment Corp.	276,543	2,217,875
Ares Capital Corp.	1,194,005	20,620,466
Artio Global Investors, Inc. Class A	239,385	742,094
Bank of New York Mellon Corp.	395,562	8,915,967
Bank Sarasin & Cie AG Series B (Reg.) (a)	1,380	38,956
BlackRock Kelso Capital Corp.	566,620	5,603,872
BlackRock, Inc. Class A	39,922	7,041,043
Calamos Asset Management, Inc. Class A	30,000	333,900
Cetip SA - Mercados Organizado	485,400	6,241,165
Cohen & Steers, Inc.	100	3,375
Eaton Vance Corp. (non-vtg.)	62,200	1,684,998
EFG International (d)	239,793	1,820,990
Federated Investors, Inc. Class B (non-vtg.)	2,100	44,562
Fifth Street Finance Corp.	300	3,147
Fortress Investment Group LLC	1,018,119	4,001,208
Franklin Resources, Inc.	15,200	1,784,480
Invesco Ltd.	361,272	8,554,921
Janus Capital Group, Inc.	1,865,488	16,267,055
Julius Baer Group Ltd.	980	32,201
KKR & Co. LP	2,600	37,050
Legg Mason, Inc.	196,861	4,838,843
Man Group PLC	20,311	22,995
MCG Capital Corp.	95,707	445,038
MVC Capital, Inc.	17,300	219,883
Northern Trust Corp.	8,300	385,452
Oaktree Capital Group LLC	1,000	37,610
Och-Ziff Capital Management Group LLC Class A	649,449	5,124,153
PennantPark Investment Corp.	359,370	3,902,758
Pzena Investment Management, Inc.	36,849	185,350
SEI Investments Co.	60,090	1,306,958
State Street Corp.	128,200	5,333,120
T. Rowe Price Group, Inc.	1,300	79,872
The Blackstone Group LP	799,094	10,779,778
U.S. Global Investments, Inc. Class A	509,503	2,654,511
Waddell & Reed Financial, Inc. Class A	1,200	35,520
WisdomTree Investments, Inc. (a)	59,000	368,160
		160,043,483

	Shares	Value
Diversified Capital Markets - 0.8%
Credit Suisse Group sponsored ADR	1,500	$ 28,890
Deutsche Bank AG (NY Shares)	900	31,896
UBS AG	29,730	331,710
UBS AG (NY Shares)	217,985	2,430,533
		2,823,029
Investment Banking & Brokerage - 17.3%
BGC Partners, Inc. Class A	500	2,255
Charles Schwab Corp.	218,600	2,948,914
Cowen Group, Inc. Class A (a)	14,900	38,889
Duff & Phelps Corp. Class A	100	1,325
E*TRADE Financial Corp. (a)	40,800	349,656
Evercore Partners, Inc. Class A	603,815	14,914,231
GFI Group, Inc.	3,377,118	9,455,930
Gleacher & Co., Inc. (a)	50,081	41,567
Goldman Sachs Group, Inc.	50,600	5,349,432
Greenhill & Co., Inc.	1,020	44,523
ICAP PLC	59,200	298,640
Investment Technology Group, Inc. (a)	437,896	3,708,979
Jefferies Group, Inc.	2,849	41,852
KBW, Inc.	53,800	822,602
Knight Capital Group, Inc. Class A (a)(d)	476,759	1,315,855
Lazard Ltd. Class A	1,400	39,886
LPL Financial	122,200	3,503,474
Morgan Stanley	362,075	5,431,125
Nomura Holdings, Inc. sponsored ADR	8,800	29,304
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,600	23,872
Piper Jaffray Companies (a)	43,943	1,081,437
Raymond James Financial, Inc.	318,567	11,213,558
Stifel Financial Corp. (a)	1,100	35,948
SWS Group, Inc. (a)	205,719	1,228,142
TD Ameritrade Holding Corp.	2,049	35,058
		61,956,454
TOTAL CAPITAL MARKETS		224,822,966
COMMERCIAL BANKS - 4.5%
Diversified Banks - 4.2%
Banco de Chile sponsored ADR	407	34,294
Banco Santander SA (Spain) sponsored ADR	3,900	27,456
Banco Santander SA (Brasil) ADR	103,400	783,772
BanColombia SA sponsored ADR	83,400	4,792,164
Barclays PLC sponsored ADR (d)	772,162	8,980,244
BNP Paribas SA	1,000	43,463
BPI-SGPS SA (a)	302,300	223,577
Comerica, Inc.	1,506	46,249
ICICI Bank Ltd. sponsored ADR	1,207	39,264
Industrial & Commercial Bank of China Ltd. (H Shares)	214,000	115,885
The Toronto-Dominion Bank	500	40,903
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
UniCredit SpA (a)	630	$ 2,495
United Overseas Bank Ltd.	3,000	45,945
		15,175,711
Regional Banks - 0.3%
CIT Group, Inc. (a)	1,200	45,312
Fifth Third Bancorp	2,800	42,392
First Interstate Bancsystem, Inc.	19,337	276,519
PNC Financial Services Group, Inc.	8,400	522,144
Regions Financial Corp.	7,284	50,697
SunTrust Banks, Inc.	2,000	50,340
		987,404
TOTAL COMMERCIAL BANKS		16,163,115
CONSUMER FINANCE - 0.0%
Consumer Finance - 0.0%
SLM Corp.	2,600	40,950
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	1,100	34,386
DIVERSIFIED FINANCIAL SERVICES - 16.4%
Other Diversified Financial Services - 2.0%
Bank of America Corp.	4,354	34,788
Citigroup, Inc.	239,010	7,100,987
JPMorgan Chase & Co.	900	33,426
		7,169,201
Specialized Finance - 14.4%
BM&F Bovespa SA	301,300	1,595,633
Bursa Malaysia Bhd	151,100	306,503
CBOE Holdings, Inc.	414,300	11,782,692
CME Group, Inc.	465,700	25,566,931
Deutsche Boerse AG	6,500	334,631
Hellenic Exchanges Holding SA	6,800	25,830
IntercontinentalExchange, Inc. (a)	26,426	3,612,434
MSCI, Inc. Class A (a)	2,200	77,176
NYSE Euronext	100	2,505
The NASDAQ Stock Market, Inc.	359,100	8,212,617
		51,516,952
TOTAL DIVERSIFIED FINANCIAL SERVICES		58,686,153
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Boyd Gaming Corp. (a)	4,900	29,449
Las Vegas Sands Corp.	700	29,673
		59,122

	Shares	Value
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	700	$ 38,591
TOTAL HOTELS, RESTAURANTS & LEISURE		97,713
INSURANCE - 0.3%
Insurance Brokers - 0.3%
National Financial Partners Corp. (a)	57,200	843,128
Life & Health Insurance - 0.0%
AFLAC, Inc.	800	36,944
Multi-Line Insurance - 0.0%
American International Group, Inc. (a)	1,400	48,062
Genworth Financial, Inc. Class A (a)	6,300	33,327
		81,389
Property & Casualty Insurance - 0.0%
Fidelity National Financial, Inc. Class A	2,487	46,855
TOTAL INSURANCE		1,008,316
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
China Finance Online Co. Ltd. ADR (a)	1,600	1,744
eBay, Inc. (a)	1,100	52,217
		53,961
IT SERVICES - 3.7%
Data Processing & Outsourced Services - 3.7%
Fidelity National Information Services, Inc.	2,100	66,150
Fiserv, Inc. (a)	400	28,524
Jack Henry & Associates, Inc.	12,300	454,608
MasterCard, Inc. Class A	100	42,290
The Western Union Co.	488,410	8,600,900
Total System Services, Inc.	177,870	4,123,027
		13,315,499
MEDIA - 0.0%
Publishing - 0.0%
Morningstar, Inc.	700	41,587
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Equifax, Inc.	900	41,202
IHS, Inc. Class A (a)	500	57,020
		98,222
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Mortgage REITs - 2.7%
American Capital Agency Corp.	203,500	7,089,940
Two Harbors Investment Corp.	210,700	2,442,013
		9,531,953
Retail REITs - 0.2%
Federal Realty Investment Trust (SBI)	6,500	701,415
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - 0.0%
Big Yellow Group PLC	19,400	$ 93,522
Strategic Hotel & Resorts, Inc. (a)	19,100	116,510
		210,032
TOTAL REAL ESTATE INVESTMENT TRUSTS		10,443,400
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. (a)	22,437	388,384
Jones Lang LaSalle, Inc.	500	36,065
		424,449
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian Pacific	100	8,271
SPECIALTY RETAIL - 0.7%
Computer & Electronics Retail - 0.7%
Rent-A-Center, Inc.	65,400	2,307,312
TRADING COMPANIES & DISTRIBUTORS - 0.0%
Trading Companies & Distributors - 0.0%
Noble Group Ltd.	75,000	72,202
TOTAL COMMON STOCKS (Cost $361,058,819)		327,619,008
Investment Companies - 0.3%
	Shares	Value
Solar Capital Ltd. (Cost $355,131)	47,664	$ 1,102,468
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 0.17% (b)	32,768,484	32,768,484
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,991,200	5,991,200
TOTAL MONEY MARKET FUNDS (Cost $38,759,684)		38,759,684
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $400,173,634)	367,481,160
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(9,285,714)
NET ASSETS - 100%	$ 358,195,446
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,990
Fidelity Securities Lending Cash Central Fund	15,842
Total	$ 39,832
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 327,619,008	$ 326,980,795	$ 638,213	$ -
Investment Companies	1,102,468	1,102,468	-	-
Money Market Funds	38,759,684	38,759,684	-	-
Total Investments in Securities:	$ 367,481,160	$ 366,842,947	$ 638,213	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.8%
Chile	3.7%
United Kingdom	2.6%
Brazil	2.5%
Bermuda	2.4%
Colombia	1.4%
Switzerland	1.3%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,788,036) - See accompanying schedule: Unaffiliated issuers (cost $361,413,950)	$ 328,721,476
Fidelity Central Funds (cost $38,759,684)	38,759,684
Total Investments (cost $400,173,634)		$ 367,481,160
Receivable for fund shares sold		859,020
Dividends receivable		414,105
Distributions receivable from Fidelity Central Funds		9,196
Other receivables		15,117
Total assets		368,778,598

Liabilities
Payable for investments purchased	$ 4,098,680
Payable for fund shares redeemed	217,345
Accrued management fee	163,522
Other affiliated payables	86,345
Other payables and accrued expenses	26,060
Collateral on securities loaned, at value	5,991,200
Total liabilities		10,583,152

Net Assets		$ 358,195,446
Net Assets consist of:
Paid in capital		$ 504,466,252
Undistributed net investment income		3,397,807
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(116,976,009)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,692,604)
Net Assets, for 7,797,220 shares outstanding		$ 358,195,446
Net Asset Value, offering price and redemption price per share ($358,195,446 ÷ 7,797,220 shares)		$ 45.94

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,326,207
Interest		15
Income from Fidelity Central Funds		39,832
Total income		6,366,054

Expenses
Management fee	$ 1,021,342
Transfer agent fees	473,203
Accounting and security lending fees	71,668
Custodian fees and expenses	15,325
Independent trustees' compensation	1,270
Registration fees	21,292
Audit	17,457
Legal	785
Interest	234
Miscellaneous	1,618
Total expenses before reductions	1,624,194
Expense reductions	(106,346)	1,517,848
Net investment income (loss)		4,848,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,403,132)
Foreign currency transactions	37,598
Total net realized gain (loss)		(12,365,534)
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,577,000)
Assets and liabilities in foreign currencies	(616)
Total change in net unrealized appreciation (depreciation)		(6,577,616)
Net gain (loss)		(18,943,150)
Net increase (decrease) in net assets resulting from operations		$ (14,094,944)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,848,206	$ 2,322,577
Net realized gain (loss)	(12,365,534)	6,425,048
Change in net unrealized appreciation (depreciation)	(6,577,616)	(74,629,734)
Net increase (decrease) in net assets resulting from operations	(14,094,944)	(65,882,109)
Distributions to shareholders from net investment income	-	(4,337,210)
Share transactions Proceeds from sales of shares	44,038,813	128,724,945
Reinvestment of distributions	-	4,112,513
Cost of shares redeemed	(84,981,591)	(201,372,099)
Net increase (decrease) in net assets resulting from share transactions	(40,942,778)	(68,534,641)
Redemption fees	4,737	6,744
Total increase (decrease) in net assets	(55,032,985)	(138,747,216)

Net Assets
Beginning of period	413,228,431	551,975,647
End of period (including undistributed net investment income of $3,397,807 and distributions in excess of net investment income of $1,450,399, respectively)	$ 358,195,446	$ 413,228,431
Other Information Shares
Sold	949,589	2,865,057
Issued in reinvestment of distributions	-	99,867
Redeemed	(1,893,280)	(4,424,392)
Net increase (decrease)	(943,691)	(1,459,468)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 47.28	$ 54.11	$ 47.32	$ 26.68	$ 59.56	$ 73.69
Income from Investment Operations
Net investment income (loss) D	.60	.26	.39	.27	.78	1.01 G
Net realized and unrealized gain (loss)	(1.94)	(6.56)	6.71	20.62	(30.23)	(8.50)
Total from investment operations	(1.34)	(6.30)	7.10	20.89	(29.45)	(7.49)
Distributions from net investment income	-	(.53)	(.31)	(.25)	(.93)	(.87)
Distributions from net realized gain	-	-	-	-	(2.51)	(5.78)
Total distributions	-	(.53)	(.31)	(.25)	(3.44)	(6.65)
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 45.94	$ 47.28	$ 54.11	$ 47.32	$ 26.68	$ 59.56
Total Return B,C	(2.83)%	(11.51)%	15.03%	78.44%	(51.86)%	(11.16)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.89%	.88%	.93%	.90%	.88%
Expenses net of fee waivers, if any	.89% A	.89%	.88%	.93%	.90%	.88%
Expenses net of all reductions	.83% A	.85%	.86%	.89%	.89%	.87%
Net investment income (loss)	2.65% A	.57%	.79%	.64%	1.74%	1.41% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,195	$ 413,228	$ 551,976	$ 555,473	$ 294,618	$ 699,205
Portfolio turnover rate F	318% A	294%	153%	264%	351%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc. Class A	7.3	7.0
Capital One Financial Corp.	6.6	7.3
MasterCard, Inc. Class A	6.2	5.3
SLM Corp.	5.6	6.1
U.S. Bancorp	4.8	5.1
Wells Fargo & Co.	3.9	4.7
Discover Financial Services	3.8	3.5
Fifth Third Bancorp	3.4	1.7
KeyCorp	3.3	3.9
American Express Co.	3.2	3.2
	48.1
Top Industries (% of fund's net assets)
As of August 31, 2012
Commercial Banks	25.1%
Consumer Finance	21.0%
IT Services	17.4%
Real Estate Investment Trusts	14.5%
Thrifts & Mortgage Finance	7.5%
All Others*	14.5%

As of February 29, 2012
Commercial Banks	22.9%
Consumer Finance	22.2%
IT Services	13.4%
Real Estate Investment Trusts	13.1%
Diversified Financial Services	12.1%
All Others*	16.3%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Finance Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CAPITAL MARKETS - 0.5%
Investment Banking & Brokerage - 0.5%
FXCM, Inc. Class A (d)	150,000	$ 1,314,000
COMMERCIAL BANKS - 25.1%
Diversified Banks - 8.7%
U.S. Bancorp	400,000	13,364,000
Wells Fargo & Co.	325,000	11,059,750
		24,423,750
Regional Banks - 16.4%
BankUnited, Inc.	15,000	378,750
BB&T Corp.	115,000	3,627,100
Fifth Third Bancorp	625,000	9,462,500
First Niagara Financial Group, Inc.	150,000	1,183,500
First Republic Bank	50,000	1,634,500
KeyCorp	1,100,000	9,273,000
M&T Bank Corp.	20,000	1,738,000
PNC Financial Services Group, Inc.	100,000	6,216,000
Regions Financial Corp.	1,000,000	6,960,000
SunTrust Banks, Inc.	222,300	5,595,291
		46,068,641
TOTAL COMMERCIAL BANKS		70,492,391
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Support Services - 0.3%
Intrum Justitia AB	63,400	935,845
CONSUMER FINANCE - 21.0%
Consumer Finance - 21.0%
American Express Co.	155,000	9,036,500
Capital One Financial Corp.	325,000	18,372,250
DFC Global Corp. (a)	125,000	2,327,500
Discover Financial Services	275,000	10,650,750
International Personal Finance PLC	150,000	689,048
Regional Management Corp. (d)	125,000	2,098,750
SLM Corp.	1,000,000	15,750,000
		58,924,798
DIVERSIFIED FINANCIAL SERVICES - 5.6%
Other Diversified Financial Services - 4.5%
Bank of America Corp.	500,000	3,995,000
Citigroup, Inc.	175,000	5,199,250
JPMorgan Chase & Co.	95,000	3,528,300
		12,722,550
Specialized Finance - 1.1%
PHH Corp. (a)(d)	180,000	3,141,000
TOTAL DIVERSIFIED FINANCIAL SERVICES		15,863,550

	Shares	Value
INSURANCE - 0.7%
Property & Casualty Insurance - 0.7%
First American Financial Corp.	100,000	$ 1,927,000
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Bankrate, Inc. (a)(d)	75,000	1,288,500
eBay, Inc. (a)	30,000	1,424,100
		2,712,600
IT SERVICES - 17.4%
Data Processing & Outsourced Services - 17.4%
CoreLogic, Inc. (a)	85,000	2,091,000
Fidelity National Information Services, Inc.	80,000	2,520,000
Global Payments, Inc.	60,000	2,499,000
MasterCard, Inc. Class A	41,000	17,338,900
The Western Union Co.	125,000	2,201,250
Total System Services, Inc.	75,000	1,738,500
Visa, Inc. Class A	160,000	20,519,999
		48,908,649
REAL ESTATE INVESTMENT TRUSTS - 14.5%
Mortgage REITs - 14.5%
American Capital Agency Corp.	215,000	7,490,600
Annaly Capital Management, Inc.	300,000	5,193,000
Capstead Mortgage Corp.	200,000	2,868,000
Chimera Investment Corp.	1,700,000	4,318,000
Dynex Capital, Inc.	141,700	1,480,765
Invesco Mortgage Capital, Inc.	300,000	6,147,000
MFA Financial, Inc.	800,000	6,552,000
Redwood Trust, Inc.	300,000	4,299,000
Two Harbors Investment Corp.	200,000	2,318,000
		40,666,365
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Services - 0.9%
Altisource Portfolio Solutions SA (a)	30,000	2,528,700
THRIFTS & MORTGAGE FINANCE - 7.5%
Thrifts & Mortgage Finance - 7.5%
Flushing Financial Corp.	260,000	3,962,400
Hudson City Bancorp, Inc.	300,000	2,157,000
MGIC Investment Corp. (a)	180,000	212,400
New York Community Bancorp, Inc. (d)	200,000	2,652,000
Ocwen Financial Corp. (a)	300,000	7,719,000
People's United Financial, Inc.	115,100	1,377,747
Radian Group, Inc. (d)	125,000	420,000
WSFS Financial Corp.	60,000	2,434,200
		20,934,747
TOTAL COMMON STOCKS (Cost $239,674,133)		265,208,645
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	15,771,440	$ 15,771,440
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,327,252	3,327,252
TOTAL MONEY MARKET FUNDS (Cost $19,098,692)		19,098,692
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $258,772,825)	284,307,337
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(3,713,974)
NET ASSETS - 100%	$ 280,593,363
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,605
Fidelity Securities Lending Cash Central Fund	8,633
Total	$ 18,238
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,239,652) - See accompanying schedule: Unaffiliated issuers (cost $239,674,133)	$ 265,208,645
Fidelity Central Funds (cost $19,098,692)	19,098,692
Total Investments (cost $258,772,825)		$ 284,307,337
Receivable for fund shares sold		452,627
Dividends receivable		187,128
Distributions receivable from Fidelity Central Funds		3,613
Other receivables		475
Total assets		284,951,180

Liabilities
Payable for investments purchased	$ 723,388
Payable for fund shares redeemed	95,056
Accrued management fee	126,672
Other affiliated payables	64,846
Other payables and accrued expenses	20,603
Collateral on securities loaned, at value	3,327,252
Total liabilities		4,357,817

Net Assets		$ 280,593,363
Net Assets consist of:
Paid in capital		$ 287,976,370
Undistributed net investment income		1,922,374
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,839,893)
Net unrealized appreciation (depreciation) on investments		25,534,512
Net Assets, for 20,261,132 shares outstanding		$ 280,593,363
Net Asset Value, offering price and redemption price per share ($280,593,363 ÷ 20,261,132 shares)		$ 13.85

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,954,268
Income from Fidelity Central Funds		18,238
Total income		2,972,506

Expenses
Management fee	$ 629,828
Transfer agent fees	310,128
Accounting and security lending fees	44,490
Custodian fees and expenses	5,599
Independent trustees' compensation	734
Registration fees	23,365
Audit	17,331
Legal	444
Miscellaneous	630
Total expenses before reductions	1,032,549
Expense reductions	(7,440)	1,025,109
Net investment income (loss)		1,947,397
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,275,124
Foreign currency transactions	(640)
Total net realized gain (loss)		2,274,484
Change in net unrealized appreciation (depreciation) on investment securities		16,148,151
Net gain (loss)		18,422,635
Net increase (decrease) in net assets resulting from operations		$ 20,370,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,947,397	$ 2,508,536
Net realized gain (loss)	2,274,484	4,579,990
Change in net unrealized appreciation (depreciation)	16,148,151	6,126,184
Net increase (decrease) in net assets resulting from operations	20,370,032	13,214,710
Distributions to shareholders from net investment income	(45,298)	(2,460,438)
Distributions to shareholders from net realized gain	-	(165,262)
Total distributions	(45,298)	(2,625,700)
Share transactions Proceeds from sales of shares	142,647,132	92,296,814
Reinvestment of distributions	44,408	2,566,050
Cost of shares redeemed	(48,818,257)	(41,147,880)
Net increase (decrease) in net assets resulting from share transactions	93,873,283	53,714,984
Redemption fees	4,379	5,807
Total increase (decrease) in net assets	114,202,396	64,309,801

Net Assets
Beginning of period	166,390,967	102,081,166
End of period (including undistributed net investment income of $1,922,374 and undistributed net investment income of $20,275, respectively)	$ 280,593,363	$ 166,390,967
Other Information Shares
Sold	10,804,760	7,998,753
Issued in reinvestment of distributions	3,411	231,417
Redeemed	(3,730,889)	(3,576,270)
Net increase (decrease)	7,077,282	4,653,900

Financial Highlights

	Six months ended August 31 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.62	$ 11.97	$ 11.58	$ 8.38	$ 25.83	$ 48.40
Income from Investment Operations
Net investment income (loss) D	.11	.22	.19	.22	.75	.86
Net realized and unrealized gain (loss)	1.12	.64	.48	3.44	(17.60)	(20.77)
Total from investment operations	1.23	.86	.67	3.66	(16.85)	(19.91)
Distributions from net investment income	- I	(.20)	(.28)	(.46)	(.56)	(.80)
Distributions from net realized gain	-	(.01)	-	-	(.05)	(1.86)
Total distributions	- I	(.21)	(.28)	(.46)	(.61)	(2.66)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 13.85	$ 12.62	$ 11.97	$ 11.58	$ 8.38	$ 25.83
Total Return B,C	9.77%	7.41%	5.83%	44.74%	(65.96)%	(42.37)%
Ratios to Average Net Assets E,G
Expenses before reductions	.91% A	.95%	1.01%	1.05%	.99%	.93%
Expenses net of fee waivers, if any	.91% A	.95%	1.01%	1.05%	.99%	.93%
Expenses net of all reductions	.91% A	.94%	.98%	1.02%	.99%	.92%
Net investment income (loss)	1.72% A	1.96%	1.63%	2.18%	4.48%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 280,593	$ 166,391	$ 102,081	$ 85,409	$ 51,439	$ 151,202
Portfolio turnover rate F	43% A	113%	161%	153%	79%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.0	5.1
CME Group, Inc.	3.7	0.0
Big Yellow Group PLC	3.6	2.9
ACE Ltd.	3.5	3.2
HCP, Inc.	2.8	0.7
Health Care REIT, Inc.	2.7	0.2
The Travelers Companies, Inc.	2.6	0.0
The Blackstone Group LP	2.0	1.5
PNC Financial Services Group, Inc.	2.0	0.0
The Western Union Co.	2.0	0.2
	29.9
Top Industries (% of fund's net assets)
As of August 31, 2012
Real Estate Investment Trusts	32.1%
Diversified Financial Services	14.6%
Commercial Banks	14.4%
Insurance	12.8%
Capital Markets	12.2%
All Others*	13.9%

As of February 29, 2012
Commercial Banks	19.3%
Capital Markets	17.8%
Real Estate Investment Trusts	17.4%
Diversified Financial Services	13.4%
Insurance	10.9%
All Others*	21.2%

* Includes short-term investments and net other assets.

Semiannual Report

Financial Services Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CAPITAL MARKETS - 12.2%
Asset Management & Custody Banks - 9.3%
A.F.P. Provida SA sponsored ADR	21,400	$ 1,924,930
Affiliated Managers Group, Inc. (a)	9,098	1,070,107
Ameriprise Financial, Inc.	800	43,928
Apollo Global Management LLC Class A	432,900	5,740,254
Ares Capital Corp.	294,000	5,077,380
Bank of New York Mellon Corp.	181,279	4,086,029
BlackRock, Inc. Class A	5,293	933,526
Cetip SA - Mercados Organizado	183,500	2,359,402
Fortress Investment Group LLC	201,400	791,502
Franklin Resources, Inc.	9,527	1,118,470
Invesco Ltd.	1,786	42,292
Janus Capital Group, Inc.	610,000	5,319,200
Julius Baer Group Ltd.	910	29,901
Legg Mason, Inc.	2,318	56,976
Northern Trust Corp.	893	41,471
State Street Corp.	24,673	1,026,397
The Blackstone Group LP	615,847	8,307,776
		37,969,541
Diversified Capital Markets - 0.5%
Credit Suisse Group sponsored ADR	1,638	31,548
HFF, Inc. (a)	41,200	547,960
UBS AG (NY Shares)	143,437	1,599,323
		2,178,831
Investment Banking & Brokerage - 2.4%
Charles Schwab Corp.	2,400	32,376
E*TRADE Financial Corp. (a)	4,464	38,256
Evercore Partners, Inc. Class A	237,913	5,876,451
GFI Group, Inc.	1,115,636	3,123,781
Goldman Sachs Group, Inc.	386	40,808
Greenhill & Co., Inc.	2,000	87,300
Investment Technology Group, Inc. (a)	4,400	37,268
Knight Capital Group, Inc. Class A (a)	148,741	410,525
Lazard Ltd. Class A	1,497	42,650
Macquarie Group Ltd.	1,078	29,915
Monex Group, Inc.	116	20,412
Morgan Stanley	1,258	18,870
Nomura Holdings, Inc. sponsored ADR	9,700	32,301
		9,790,913
TOTAL CAPITAL MARKETS		49,939,285
COMMERCIAL BANKS - 14.4%
Diversified Banks - 5.1%
Banco ABC Brasil SA	34,600	212,724
Banco Bradesco SA (PN) sponsored ADR	1,900	31,198
Banco de Chile sponsored ADR	425	35,811
Banco Macro SA sponsored ADR (a)	3,700	46,324
Banco Pine SA	570	4,027
Banco Pine SA rights 9/12/12 (a)	72	0
Banco Santander Chile sponsored ADR	400	29,716

	Shares	Value
Banco Santander SA (Spain) sponsored ADR (d)	6,400	$ 45,056
Banco Santander SA (Brasil) ADR	105,710	801,282
BanColombia SA sponsored ADR (d)	114,500	6,579,170
Bangkok Bank Public Co. Ltd. (For. Reg.)	74,200	457,527
Bank of Baroda	23,878	271,721
Bank of the Philippine Islands (BPI)	53,430	95,116
Barclays PLC sponsored ADR (d)	514,544	5,984,147
BBVA Banco Frances SA sponsored ADR (a)	6,900	24,495
BNP Paribas SA	948	41,203
China CITIC Bank Corp. Ltd. (H Shares)	88,000	41,981
Comerica, Inc.	36,061	1,107,433
CorpBanca SA sponsored ADR	1,600	28,304
Credicorp Ltd. (NY Shares)	7,100	855,763
Credit Agricole SA (a)	600	3,500
Development Credit Bank Ltd. (a)	95,718	69,472
Grupo Financiero Galicia SA sponsored ADR (a)(d)	5,400	26,406
Guaranty Trust Bank PLC GDR (Reg. S)	14,800	83,620
Hana Financial Group, Inc.	11,260	336,671
Hong Leong Bank Bhd	12,100	52,169
HSBC Holdings PLC sponsored ADR	1,000	43,630
ICICI Bank Ltd. sponsored ADR	1,400	45,542
Industrial & Commercial Bank of China Ltd. (H Shares)	17,000	9,206
Intesa Sanpaolo SpA	30,559	48,046
Itau Unibanco Banco Multiplo SA sponsored ADR	1,875	29,644
KB Financial Group, Inc.	10,300	335,074
Malayan Banking Bhd	114,087	334,448
National Australia Bank Ltd.	697	18,154
Nordea Bank AB	3,400	31,447
PT Bank Bukopin Tbk	15,446,000	1,036,755
PT Bank Central Asia Tbk	37,000	30,073
Raiffeisen International Bank-Holding AG (d)	3,700	123,723
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	3,100	35,774
Standard Chartered PLC (United Kingdom)	1,911	42,223
Sumitomo Mitsui Financial Group, Inc.	5,900	183,761
Swedbank AB (A Shares)	2,600	45,505
The Jammu & Kashmir Bank Ltd.	20,167	334,077
The Toronto-Dominion Bank	500	40,903
U.S. Bancorp	18,699	624,734
UniCredit SpA (a)	1,710	6,771
United Overseas Bank Ltd.	3,000	45,945
Wells Fargo & Co.	1,194	40,632
Yes Bank Ltd.	6,614	39,160
		20,790,063
Regional Banks - 9.3%
Alerus Financial Corp.	1,500	42,000
Banco Daycoval SA (PN)	55,000	281,787
Bancorp New Jersey, Inc.	300	2,880
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
BancTrust Financial Group, Inc. (a)	83,350	$ 241,715
Bank of Hawaii Corp.	900	41,607
Bank of the Ozarks, Inc.	30,548	980,591
BankUnited, Inc.	1,500	37,875
BB&T Corp.	2,629	82,919
Boston Private Financial Holdings, Inc.	6,000	56,940
Bridge Capital Holdings (a)	132,440	1,993,222
BS Financial Group, Inc.	206,930	2,153,640
Canadian Western Bank, Edmonton (d)	23,700	676,319
Cascade Bancorp (a)	2,530	13,207
CIT Group, Inc. (a)	32,305	1,219,837
Citizens & Northern Corp.	1,500	28,740
City Holding Co.	1,200	40,944
City National Corp.	872	44,777
CNB Financial Corp., Pennsylvania	2,300	38,111
CoBiz, Inc.	562,293	3,981,034
Cullen/Frost Bankers, Inc.	400	22,240
Fifth Third Bancorp	189,883	2,874,829
First Business Finance Services, Inc.	2,000	46,140
First Commonwealth Financial Corp.	71,700	499,032
First Interstate Bancsystem, Inc.	289,931	4,146,013
First Midwest Bancorp, Inc., Delaware	3,900	46,059
First Republic Bank	12,426	406,206
FirstMerit Corp.	2,700	42,363
FNB Corp., Pennsylvania	4,000	43,800
Glacier Bancorp, Inc.	3,186	49,096
Huntington Bancshares, Inc.	308,837	2,038,324
KeyCorp	4,679	39,444
NBT Bancorp, Inc.	400	8,412
Northrim Bancorp, Inc.	6,100	125,660
Pacific Continental Corp.	92,452	831,143
PNC Financial Services Group, Inc.	132,527	8,237,878
PrivateBancorp, Inc.	3,000	48,900
PT Bank Tabungan Negara Tbk	4,918,000	675,678
Regions Financial Corp.	7,112	49,500
Sandy Spring Bancorp, Inc.	400	7,336
Savannah Bancorp, Inc. (a)	41,015	403,588
SCBT Financial Corp.	2,500	100,525
SunTrust Banks, Inc.	1,698	42,739
Susquehanna Bancshares, Inc.	147,875	1,554,166
SVB Financial Group (a)	698	40,477
Synovus Financial Corp.	82,201	170,978
TCF Financial Corp.	4,073	45,292
Texas Capital Bancshares, Inc. (a)	8,007	368,482
UMB Financial Corp.	10,600	519,718
Umpqua Holdings Corp.	400	5,056
Valley National Bancorp	14,490	140,553
Virginia Commerce Bancorp, Inc. (a)	9,600	77,664
Washington Trust Bancorp, Inc.	25,900	641,284
Webster Financial Corp.	20,700	440,496
Westamerica Bancorp.	100	4,655

	Shares	Value
Western Alliance Bancorp. (a)	159,961	$ 1,489,237
Zions Bancorporation	200	3,850
		38,244,958
TOTAL COMMERCIAL BANKS		59,035,021
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	2,600	38,378
CONSUMER FINANCE - 1.3%
Consumer Finance - 1.3%
American Express Co.	725	42,268
Capital One Financial Corp.	788	44,546
DFC Global Corp. (a)	7,948	147,992
Discover Financial Services	6,129	237,376
EZCORP, Inc. (non-vtg.) Class A (a)	63,004	1,427,041
First Cash Financial Services, Inc. (a)	16,028	715,169
Green Dot Corp. Class A (a)	1,706	19,534
International Personal Finance PLC	662	3,041
Nelnet, Inc. Class A	1,800	43,110
Netspend Holdings, Inc. (a)	3,724	35,304
PT Clipan Finance Indonesia Tbk	928,000	40,877
Regional Management Corp.	44,400	745,476
SLM Corp.	124,659	1,963,379
		5,465,113
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	6,830	213,506
DIVERSIFIED FINANCIAL SERVICES - 14.6%
Other Diversified Financial Services - 5.3%
Bank of America Corp.	5,263	42,051
Citigroup, Inc.	685,650	20,370,657
JPMorgan Chase & Co.	33,056	1,227,700
		21,640,408
Specialized Finance - 9.3%
BM&F Bovespa SA	6,400	33,893
CBOE Holdings, Inc.	226,489	6,441,347
CME Group, Inc.	275,022	15,098,708
IntercontinentalExchange, Inc. (a)	13,247	1,810,865
MarketAxess Holdings, Inc.	3,800	123,766
Moody's Corp.	19,927	789,109
NYSE Euronext	1,300	32,565
PHH Corp. (a)(d)	316,487	5,522,698
The NASDAQ Stock Market, Inc.	356,017	8,142,109
		37,995,060
TOTAL DIVERSIFIED FINANCIAL SERVICES		59,635,468
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	3,500	49,482
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.5%
Casinos & Gaming - 0.5%
Las Vegas Sands Corp.	1,029	$ 43,619
MGM Mirage, Inc. (a)	3,000	29,580
Wynn Resorts Ltd.	19,500	2,011,815
		2,085,014
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	849	46,805
TOTAL HOTELS, RESTAURANTS & LEISURE		2,131,819
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	1,500	52,020
PulteGroup, Inc. (a)	5,200	71,136
		123,156
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	100	2,071
Keppel Corp. Ltd.	4,000	35,909
		37,980
INSURANCE - 12.8%
Insurance Brokers - 0.5%
Aon PLC	900	46,764
Brasil Insurance Participacoes e Administracao SA	52,600	505,296
Marsh & McLennan Companies, Inc.	29,200	997,764
National Financial Partners Corp. (a)	26,900	396,506
		1,946,330
Life & Health Insurance - 1.9%
AFLAC, Inc.	1,023	47,242
Citizens, Inc. Class A (a)	5,800	56,666
CNO Financial Group, Inc.	5,900	52,510
Delta Lloyd NV	2,909	40,084
FBL Financial Group, Inc. Class A	800	26,496
Lincoln National Corp.	58,300	1,353,726
MetLife, Inc.	67,918	2,318,041
Phoenix Companies, Inc. (a)	785	24,209
Ping An Insurance Group Co. China Ltd. (H Shares)	10,500	75,813
Prudential Financial, Inc.	60,434	3,294,257
Resolution Ltd.	8,700	29,811
StanCorp Financial Group, Inc.	11,900	371,518
Symetra Financial Corp.	3,000	36,660
Torchmark Corp.	900	46,062
Unum Group	1,900	37,069
		7,810,164
Multi-Line Insurance - 0.9%
American International Group, Inc. (a)	18,400	631,672

	Shares	Value
Assurant, Inc.	35,800	$ 1,261,950
Fairfax Financial Holdings Ltd. (sub. vtg.)	579	218,014
Genworth Financial, Inc. Class A (a)	188,554	997,451
Hartford Financial Services Group, Inc.	16,800	301,224
Loews Corp.	9,000	365,850
Porto Seguro SA	6,600	60,931
		3,837,092
Property & Casualty Insurance - 7.6%
ACE Ltd.	194,119	14,312,394
Allied World Assurance Co. Holdings Ltd.	5,900	463,327
Allstate Corp.	1,075	40,076
Arch Capital Group Ltd. (a)	37,100	1,480,661
Assured Guaranty Ltd.	2,600	34,320
Axis Capital Holdings Ltd.	35,600	1,212,892
Berkshire Hathaway, Inc. Class B (a)	490	41,327
Erie Indemnity Co. Class A	1,437	91,637
Fidelity National Financial, Inc. Class A	2,538	47,816
First American Financial Corp.	21,400	412,378
RLI Corp.	100	6,336
The Travelers Companies, Inc.	163,685	10,596,967
W.R. Berkley Corp.	11,800	441,084
XL Group PLC Class A	89,312	2,064,893
		31,246,108
Reinsurance - 1.9%
Everest Re Group Ltd.	19,500	2,021,370
Montpelier Re Holdings Ltd.	2,100	45,276
Platinum Underwriters Holdings Ltd.	25,904	1,029,425
RenaissanceRe Holdings Ltd.	30,600	2,363,850
Swiss Re Ltd.	648	40,623
Validus Holdings Ltd.	62,307	2,087,908
		7,588,452
TOTAL INSURANCE		52,428,146
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	1,300	61,711
IT SERVICES - 7.3%
Data Processing & Outsourced Services - 7.3%
Alliance Data Systems Corp. (a)	400	55,060
Cielo SA	1,560	46,118
Fidelity National Information Services, Inc.	1,800	56,700
Fiserv, Inc. (a)	938	66,889
Global Cash Access Holdings, Inc. (a)	43,300	332,111
Jack Henry & Associates, Inc.	116,169	4,293,606
Lender Processing Services, Inc.	200	5,614
MoneyGram International, Inc. (a)	2,100	33,495
Redecard SA	2,405	39,750
The Western Union Co.	465,723	8,201,382
Total System Services, Inc.	266,028	6,166,529
Vantiv, Inc.	277,600	6,262,656
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
VeriFone Systems, Inc. (a)	118,634	$ 4,121,345
Visa, Inc. Class A	360	46,170
		29,727,425
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	600	36,960
Cognizant Technology Solutions Corp. Class A (a)	578	37,154
		74,114
TOTAL IT SERVICES		29,801,539
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	2,211	254,597
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	900	46,080
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	1,015	46,467
IHS, Inc. Class A (a)	410	46,756
		93,223
REAL ESTATE INVESTMENT TRUSTS - 32.1%
Diversified REITs - 0.1%
American Assets Trust, Inc.	19,200	523,392
Vornado Realty Trust	400	32,468
		555,860
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	140,500	887,960
First Potomac Realty Trust	2,900	37,149
Prologis, Inc.	80,700	2,757,519
Stag Industrial, Inc.	3,000	46,170
		3,728,798
Mortgage REITs - 2.4%
American Capital Agency Corp.	154,814	5,393,720
American Capital Mortgage Investment Corp.	4,800	118,704
Invesco Mortgage Capital, Inc.	142,400	2,917,776
Pennymac Mortgage Investment Trust	2,100	45,234
Two Harbors Investment Corp.	103,800	1,203,042
		9,678,476
Office REITs - 5.4%
Boston Properties, Inc.	62,600	7,019,338
Corporate Office Properties Trust (SBI)	18,400	411,424
Douglas Emmett, Inc.	260,183	6,241,790
Highwoods Properties, Inc. (SBI)	53,692	1,750,896
Kilroy Realty Corp.	13,100	618,451
Lexington Corporate Properties Trust (d)	587,147	5,507,439

	Shares	Value
MPG Office Trust, Inc. (a)	14,400	$ 50,400
SL Green Realty Corp.	7,012	565,167
		22,164,905
Residential REITs - 7.7%
American Campus Communities, Inc.	26,700	1,244,754
Apartment Investment & Management Co. Class A	218,121	5,775,844
AvalonBay Communities, Inc.	29,200	4,132,384
BRE Properties, Inc.	1,400	69,888
Camden Property Trust (SBI)	50,400	3,499,272
Campus Crest Communities, Inc.	3,100	33,480
Colonial Properties Trust (SBI)	132,300	2,900,016
Equity Lifestyle Properties, Inc.	42,300	2,908,548
Equity Residential (SBI)	82,238	4,967,175
Essex Property Trust, Inc.	2,700	410,346
Home Properties, Inc.	25,935	1,655,950
Post Properties, Inc.	51,646	2,636,528
UDR, Inc.	44,579	1,125,620
		31,359,805
Retail REITs - 1.4%
Federal Realty Investment Trust (SBI)	8,100	874,071
Glimcher Realty Trust	1,278	13,393
Kimco Realty Corp.	1,800	36,576
Realty Income Corp. (d)	35,700	1,504,041
Simon Property Group, Inc.	20,068	3,184,792
Urstadt Biddle Properties, Inc. Class A	3,900	76,050
		5,688,923
Specialized REITs - 14.2%
American Tower Corp.	700	49,280
Big Yellow Group PLC	3,018,002	14,548,920
CubeSmart	3,100	39,990
DiamondRock Hospitality Co.	114,805	1,104,424
HCP, Inc.	253,125	11,608,313
Health Care REIT, Inc.	191,390	11,184,832
Host Hotels & Resorts, Inc.	61,700	944,010
National Health Investors, Inc.	22,300	1,164,952
Plum Creek Timber Co., Inc.	2,300	94,139
Potlatch Corp.	6,000	216,360
Public Storage	28,518	4,151,080
Rayonier, Inc.	53,500	2,620,965
Sovran Self Storage, Inc.	1,500	85,275
Strategic Hotel & Resorts, Inc. (a)	577,067	3,520,109
Sunstone Hotel Investors, Inc. (a)	63,700	664,391
Ventas, Inc.	88,420	5,790,626
Weyerhaeuser Co.	1,800	44,838
		57,832,504
TOTAL REAL ESTATE INVESTMENT TRUSTS		131,009,271
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Diversified Real Estate Activities - 0.8%
Tejon Ranch Co. (a)	23,367	$ 653,341
The St. Joe Co. (a)(d)	127,855	2,450,980
		3,104,321
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	23,000	89,491
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	1,900	23,681
Castellum AB	2,857	38,203
Forest City Enterprises, Inc. Class A (a)	29,296	441,784
Thomas Properties Group, Inc.	6,200	34,472
		538,140
Real Estate Services - 0.3%
CBRE Group, Inc. (a)	55,488	960,497
Jones Lang LaSalle, Inc.	495	35,704
Kennedy-Wilson Holdings, Inc.	6,100	84,424
		1,080,625
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		4,812,577
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	1,600	18,752
Fair Isaac Corp.	200	8,542
		27,294
SPECIALTY RETAIL - 1.1%
Computer & Electronics Retail - 1.1%
Rent-A-Center, Inc.	127,178	4,486,840
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	2,200	18,678

	Shares	Value
Cape Bancorp, Inc. (a)	3,700	$ 33,855
Cheviot Financial Corp.	22,986	207,334
Eagle Bancorp Montana, Inc.	1,300	13,130
Hudson City Bancorp, Inc.	2,300	16,537
People's United Financial, Inc.	3,000	35,910
		325,444
TOTAL COMMON STOCKS (Cost $395,301,943)		400,015,930
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.17% (b)	13,281,816	13,281,816
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,200,768	13,200,768
TOTAL MONEY MARKET FUNDS (Cost $26,482,584)		26,482,584
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $421,784,527)	426,498,514
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(17,754,813)
NET ASSETS - 100%	$ 408,743,701
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,801
Fidelity Securities Lending Cash Central Fund	43,899
Total	$ 64,700
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 400,015,930	$ 399,090,066	$ 925,864	$ -
Money Market Funds	26,482,584	26,482,584	-	-
Total Investments in Securities:	$ 426,498,514	$ 425,572,650	$ 925,864	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	82.5%
United Kingdom	5.1%
Switzerland	4.0%
Bermuda	2.8%
Colombia	1.6%
Brazil	1.1%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,838,141) - See accompanying schedule: Unaffiliated issuers (cost $395,301,943)	$ 400,015,930
Fidelity Central Funds (cost $26,482,584)	26,482,584
Total Investments (cost $421,784,527)		$ 426,498,514
Receivable for investments sold		176,558
Receivable for fund shares sold		345,289
Dividends receivable		230,786
Distributions receivable from Fidelity Central Funds		5,891
Other receivables		29,132
Total assets		427,286,170

Liabilities
Payable for investments purchased	$ 4,752,282
Payable for fund shares redeemed	268,216
Accrued management fee	189,790
Other affiliated payables	97,849
Other payables and accrued expenses	33,564
Collateral on securities loaned, at value	13,200,768
Total liabilities		18,542,469

Net Assets		$ 408,743,701
Net Assets consist of:
Paid in capital		$ 519,995,984
Undistributed net investment income		2,845,158
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(118,811,005)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,713,564
Net Assets, for 7,045,241 shares outstanding		$ 408,743,701
Net Asset Value, offering price and redemption price per share ($408,743,701 ÷ 7,045,241 shares)		$ 58.02

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 4,698,387
Interest		71
Income from Fidelity Central Funds		64,700
Total income		4,763,158

Expenses
Management fee	$ 1,194,827
Transfer agent fees	538,563
Accounting and security lending fees	84,463
Custodian fees and expenses	33,928
Independent trustees' compensation	1,477
Registration fees	24,782
Audit	22,233
Legal	886
Miscellaneous	1,562
Total expenses before reductions	1,902,721
Expense reductions	(195,197)	1,707,524
Net investment income (loss)		3,055,634
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,808,951)
Foreign currency transactions	(47,812)
Total net realized gain (loss)		(5,856,763)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,531,362
Assets and liabilities in foreign currencies	2,692
Total change in net unrealized appreciation (depreciation)		2,534,054
Net gain (loss)		(3,322,709)
Net increase (decrease) in net assets resulting from operations		$ (267,075)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,055,634	$ 1,467,379
Net realized gain (loss)	(5,856,763)	(20,645,188)
Change in net unrealized appreciation (depreciation)	2,534,054	(12,817,989)
Net increase (decrease) in net assets resulting from operations	(267,075)	(31,995,798)
Distributions to shareholders from net investment income	-	(961,766)
Share transactions Proceeds from sales of shares	76,335,231	182,517,774
Reinvestment of distributions	-	932,153
Cost of shares redeemed	(106,352,103)	(223,738,234)
Net increase (decrease) in net assets resulting from share transactions	(30,016,872)	(40,288,307)
Redemption fees	15,149	31,454
Total increase (decrease) in net assets	(30,268,798)	(73,214,417)

Net Assets
Beginning of period	439,012,499	512,226,916
End of period (including undistributed net investment income of $2,845,158 and distributions in excess of net investment income of $210,476, respectively)	$ 408,743,701	$ 439,012,499
Other Information Shares
Sold	1,303,173	3,429,796
Issued in reinvestment of distributions	-	19,762
Redeemed	(1,884,112)	(3,978,638)
Net increase (decrease)	(580,939)	(529,080)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 62.81	$ 59.32	$ 33.45	$ 84.31	$ 117.33
Income from Investment Operations
Net investment income (loss) D	.41	.21	.17	.37	1.58	1.73
Net realized and unrealized gain (loss)	.04	(5.31)	3.49	26.14	(51.12)	(27.77)
Total from investment operations	.45	(5.10)	3.66	26.51	(49.54)	(26.04)
Distributions from net investment income	-	(.14)	(.18)	(.62)	(1.22)	(1.45)
Distributions from net realized gain	-	-	-	(.03)	(.13)	(5.54)
Total distributions	-	(.14)	(.18)	(.65)	(1.35)	(6.99)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.03	.01
Net asset value, end of period	$ 58.02	$ 57.57	$ 62.81	$ 59.32	$ 33.45	$ 84.31
Total Return B,C	.78%	(8.07) %	6.21%	79.56%	(59.22)%	(23.05)%
Ratios to Average Net Assets E,G
Expenses before reductions	.89% A	.90%	.92%	.96%	.94%	.90%
Expenses net of fee waivers, if any	.89% A	.90%	.92%	.96%	.94%	.90%
Expenses net of all reductions	.80% A	.84%	.88%	.92%	.93%	.89%
Net investment income (loss)	1.43% A	.39%	.28%	.70%	2.57%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,744	$ 439,012	$ 512,227	$ 482,520	$ 227,344	$ 382,468
Portfolio turnover rate F	385% A	384%	242%	301%	129%	53%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	18.2	16.5
The Travelers Companies, Inc.	8.9	4.1
Prudential Financial, Inc.	5.9	6.1
Validus Holdings Ltd.	5.4	5.0
MetLife, Inc.	5.1	7.7
Axis Capital Holdings Ltd.	4.7	4.9
Montpelier Re Holdings Ltd.	4.6	0.0
ACE Ltd.	4.0	7.9
Beazley PLC	3.9	0.0
American International Group, Inc.	3.4	0.0
	64.1
Top Industries (% of fund's net assets)
As of August 31, 2012
Insurance	95.6%
Professional Services	1.1%
Capital Markets	0.1%
All Others*	3.2%

As of February 29, 2012
Insurance	96.5%
Professional Services	1.3%
IT Services	0.3%
Capital Markets	0.2%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Insurance Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
GP Investments Ltd. (depositary receipt) (a)	115,940	$ 254,167
INSURANCE - 95.6%
Insurance Brokers - 7.8%
Aon PLC	77,347	4,018,950
Arthur J. Gallagher & Co.	42,100	1,503,812
Brasil Insurance Participacoes e Administracao SA	470,750	4,522,206
Brown & Brown, Inc.	140,100	3,676,224
Charles Taylor Consulting PLC	41,600	115,595
Marsh & McLennan Companies, Inc.	165,900	5,668,803
National Financial Partners Corp. (a)	20,200	297,748
		19,803,338
Life & Health Insurance - 16.3%
AFLAC, Inc.	181,200	8,367,816
Lincoln National Corp.	72,500	1,683,450
MetLife, Inc.	378,575	12,920,765
Principal Financial Group, Inc.	10,700	293,608
Prudential Financial, Inc.	274,889	14,984,199
Torchmark Corp.	41,300	2,113,734
Unum Group	69,900	1,363,749
		41,727,321
Multi-Line Insurance - 7.2%
American International Group, Inc. (a)	251,200	8,623,696
American International Group, Inc. warrants 1/19/21 (a)	104,469	1,358,097
Fairfax Financial Holdings Ltd. (sub. vtg.)	29	10,920
FBD Holdings PLC	509,100	5,737,500
Genworth Financial, Inc. Class A (a)	105,200	556,508
Hartford Financial Services Group, Inc.	121,300	2,174,909
		18,461,630
Property & Casualty Insurance - 49.1%
ACE Ltd.	139,849	10,311,067
Allied World Assurance Co. Holdings Ltd.	98,200	7,711,646
Allstate Corp.	135,900	5,066,352
Arch Capital Group Ltd. (a)	24,300	969,813
Assured Guaranty Ltd.	26,400	348,480
Axis Capital Holdings Ltd.	350,600	11,944,942
Beazley PLC	3,753,340	9,875,291
Berkshire Hathaway, Inc. Class B (a)	551,469	46,510,894
Meadowbrook Insurance Group, Inc.	42,700	324,093

	Shares	Value
ProAssurance Corp.	22,000	$ 1,963,060
Progressive Corp.	115,100	2,247,903
The Chubb Corp.	69,858	5,161,808
The Travelers Companies, Inc.	348,800	22,581,312
XL Group PLC Class A	7,500	173,400
		125,190,061
Reinsurance - 15.2%
Flagstone Reinsurance Holdings Ltd.	23,400	199,836
Greenlight Capital Re, Ltd. (a)	163,400	3,967,352
Korean Reinsurance Co.	2,440	23,780
Montpelier Re Holdings Ltd.	544,100	11,730,796
Reinsurance Group of America, Inc.	103,500	6,079,590
RenaissanceRe Holdings Ltd.	39,600	3,059,100
Validus Holdings Ltd.	412,500	13,822,875
		38,883,329
TOTAL INSURANCE		244,065,679
PROFESSIONAL SERVICES - 1.1%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	49,600	2,694,272
TOTAL COMMON STOCKS (Cost $232,684,053)		247,014,118
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.17% (b) (Cost $8,827,257)	8,827,257	8,827,257
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $241,511,310)	255,841,375
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(613,032)
NET ASSETS - 100%	$ 255,228,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,148
Fidelity Securities Lending Cash Central Fund	5
Total	$ 4,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.2%
Bermuda	16.5%
Switzerland	7.0%
Bailiwick of Jersey	3.9%
Ireland	2.3%
Brazil	1.8%
United Kingdom	1.7%
Cayman Islands	1.5%
Others (Individually Less Than 1%)	0.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $232,684,053)	$ 247,014,118
Fidelity Central Funds (cost $8,827,257)	8,827,257
Total Investments (cost $241,511,310)		$ 255,841,375
Foreign currency held at value (cost $25,534)		25,534
Receivable for investments sold		936,145
Receivable for fund shares sold		31,440
Dividends receivable		274,783
Distributions receivable from Fidelity Central Funds		990
Other receivables		3,662
Total assets		257,113,929

Liabilities
Payable for investments purchased	$ 1,646,910
Payable for fund shares redeemed	36,322
Accrued management fee	115,906
Other affiliated payables	56,407
Other payables and accrued expenses	30,041
Total liabilities		1,885,586

Net Assets		$ 255,228,343
Net Assets consist of:
Paid in capital		$ 238,279,189
Undistributed net investment income		1,108,771
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,508,518
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,331,865
Net Assets, for 5,095,401 shares outstanding		$ 255,228,343
Net Asset Value, offering price and redemption price per share ($255,228,343 ÷ 5,095,401 shares)		$ 50.09

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,258,974
Income from Fidelity Central Funds		4,153
Total income		2,263,127

Expenses
Management fee	$ 730,624
Transfer agent fees	315,724
Accounting and security lending fees	50,974
Custodian fees and expenses	18,941
Independent trustees' compensation	897
Registration fees	15,514
Audit	17,373
Legal	527
Interest	508
Miscellaneous	1,104
Total expenses before reductions	1,152,186
Expense reductions	(8,633)	1,143,553
Net investment income (loss)		1,119,574
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,519,117
Foreign currency transactions	(13,096)
Total net realized gain (loss)		18,506,021
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,710,031)
Assets and liabilities in foreign currencies	2,329
Total change in net unrealized appreciation (depreciation)		(7,707,702)
Net gain (loss)		10,798,319
Net increase (decrease) in net assets resulting from operations		$ 11,917,893

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,119,574	$ 2,287,483
Net realized gain (loss)	18,506,021	5,305,470
Change in net unrealized appreciation (depreciation)	(7,707,702)	(15,220,844)
Net increase (decrease) in net assets resulting from operations	11,917,893	(7,627,891)
Distributions to shareholders from net investment income	(214,167)	(2,221,509)
Share transactions Proceeds from sales of shares	18,169,546	97,056,869
Reinvestment of distributions	211,163	2,151,605
Cost of shares redeemed	(45,633,023)	(66,644,402)
Net increase (decrease) in net assets resulting from share transactions	(27,252,314)	32,564,072
Redemption fees	756	6,573
Total increase (decrease) in net assets	(15,547,832)	22,721,245

Net Assets
Beginning of period	270,776,175	248,054,930
End of period (including undistributed net investment income of $1,108,771 and undistributed net investment income of $203,364, respectively)	$ 255,228,343	$ 270,776,175
Other Information Shares
Sold	371,168	2,136,907
Issued in reinvestment of distributions	4,427	48,397
Redeemed	(973,420)	(1,449,326)
Net increase (decrease)	(597,825)	735,978

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 47.56	$ 50.04	$ 41.55	$ 23.95	$ 54.02	$ 69.38
Income from Investment Operations
Net investment income (loss) D	.21	.43	.47	.34	.51	.45
Net realized and unrealized gain (loss)	2.36	(2.52)	8.36	17.60	(30.02)	(10.95)
Total from investment operations	2.57	(2.09)	8.83	17.94	(29.51)	(10.50)
Distributions from net investment income	(.04)	(.39)	(.34)	(.34)	(.54)	(.30)
Distributions from net realized gain	-	-	-	-	(.02)	(4.56)
Total distributions	(.04)	(.39)	(.34)	(.34)	(.56)	(4.86)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 50.09	$ 47.56	$ 50.04	$ 41.55	$ 23.95	$ 54.02
Total Return B,C	5.40%	(4.13)%	21.31%	74.97%	(54.83)%	(16.04)%
Ratios to Average Net Assets E,G
Expenses before reductions	.88% A	.89%	.93%	.99%	.97%	.93%
Expenses net of fee waivers, if any	.88% A	.89%	.93%	.99%	.97%	.93%
Expenses net of all reductions	.87% A	.88%	.91%	.97%	.97%	.93%
Net investment income (loss)	.85% A	.94%	1.05%	.96%	1.27%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,228	$ 270,776	$ 248,055	$ 150,176	$ 76,580	$ 154,063
Portfolio turnover rate F	150% A	153%	193%	215%	426%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Banking Portfolio and Financial Services Portfolio. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Brokerage and Investment Management Portfolio's, Financial Services Portfolio's and Insurance Portfolio's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Banking Portfolio	$ 506,022,333	$ 31,293,566	$ (59,877,569)	$ (28,584,003)
Brokerage and Investment Management Portfolio	412,311,539	10,891,476	(55,721,855)	(44,830,379)
Consumer Finance Portfolio	259,898,640	35,325,530	(10,916,833)	24,408,697
Financial Services Portfolio	431,105,696	16,525,561	(21,132,743)	(4,607,182)
Insurance Portfolio	243,918,194	16,824,988	(4,901,807)	11,923,181

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Fiscal year of expiration
	2017	2018	2019	Total with expiration
Banking Portfolio	$ (16,134,125)	$ (9,935,539)	$ -	$ (26,069,664)
Brokerage and Investment Management Portfolio	(56,798,891)	(39,892,889)	-	(96,691,780)
Consumer Finance Portfolio	(97,174,837)	(48,865,995)	(1,011,664)	(147,052,496)
Financial Services Portfolio	(72,220,809)	(672,925)	-	(72,893,734)
Insurance Portfolio	-	(13,568,988)	-	(13,568,988)
	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Banking Portfolio	$ (2,983,382)	$ (11,856,352)	$ (14,839,734)	$ (40,909,398)
Brokerage and Investment Management Portfolio	-	(938,099)	(938,099)	(97,629,879)
Consumer Finance Portfolio	-	(2,513,880)	(2,513,880)	(149,566,376)
Financial Services Portfolio	(7,653,232)	(24,095,806)	(31,749,038)	(104,642,772)
Insurance Portfolio	-	-	-	(13,568,988)

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	178,185,370	179,204,016
Brokerage and Investment Management Portfolio	542,706,891	596,190,698
Consumer Finance Portfolio	131,664,497	45,899,298
Financial Services Portfolio	787,413,723	818,984,788
Insurance Portfolio	192,388,703	222,302,163

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.26%	.56%
Brokerage and Investment Management Portfolio	.30%	.26%	.56%
Consumer Finance Portfolio	.30%	.26%	.56%
Financial Services Portfolio	.30%	.26%	.56%
Insurance Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.24%
Brokerage and Investment Management Portfolio	.26%
Consumer Finance Portfolio	.27%
Financial Services Portfolio	.25%
Insurance Portfolio	.24%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 12,700
Brokerage and Investment Management Portfolio	38,038
Consumer Finance Portfolio	10,378
Financial Services Portfolio	52,393
Insurance Portfolio	7,081

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Brokerage and Investment Management Portfolio	Borrower	$ 7,032,667.40%		$ 234
Insurance Portfolio	Borrower	10,366,500.44%		508

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$ 634
Brokerage and Investment Management Portfolio	538
Consumer Finance Portfolio	266
Financial Services Portfolio	600
Insurance Portfolio	382

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Banking Portfolio	$ 5,121	$ -
Brokerage and Investment Management Portfolio	$ 15,842	$ -
Consumer Finance Portfolio	$ 8,633	$ 1,445
Financial Services Portfolio	$ 43,899	$ 73
Insurance Portfolio	$ 5	$ -

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$ 5,454	$ 15
Brokerage and Investment Management Portfolio	106,339	7
Consumer Finance Portfolio	7,435	5
Financial Services Portfolio	195,197	-
Insurance Portfolio	8,626	7

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11%, 19% and 21% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio and Insurance Portfolio, respectively. Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 20%, 13%, 21% and 32% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio, respectively. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 42%, 36%, 27% and 72% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Banking Portfolio
Brokerage and Investment Management Portfolio
Consumer Finance Portfolio
Financial Services Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Banking Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Brokerage and Investment Management Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Consumer Finance Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Financial Services Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Insurance Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Semiannual Report

Consumer Finance Portfolio

Financial Services Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

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Select Portfolios®

Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Automotive Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Construction and Housing Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Consumer Discretionary Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Leisure Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Multimedia Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Retailing Portfolio	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Automotive Portfolio	.93%
Actual		$ 1,000.00	$ 880.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.52	$ 4.74
Construction and Housing Portfolio	.88%
Actual		$ 1,000.00	$ 1,098.50	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Consumer Discretionary Portfolio	.86%
Actual		$ 1,000.00	$ 1,042.40	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Leisure Portfolio	.86%
Actual		$ 1,000.00	$ 950.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Multimedia Portfolio	.88%
Actual		$ 1,000.00	$ 1,106.00	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Retailing Portfolio	.86%
Actual		$ 1,000.00	$ 1,088.70	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. sponsored ADR	15.8	12.9
Honda Motor Co. Ltd. sponsored ADR	11.1	9.4
Ford Motor Co.	8.3	10.2
Johnson Controls, Inc.	5.5	5.4
TRW Automotive Holdings Corp.	4.9	5.2
Delphi Automotive PLC	4.7	3.2
General Motors Co.	4.7	5.4
BorgWarner, Inc.	4.1	2.7
Harley-Davidson, Inc.	3.7	3.2
Autoliv, Inc.	3.3	4.7
	66.1
Top Industries (% of fund's net assets)
As of August 31, 2012
Auto Components	47.8%
Automobiles	45.2%
Machinery	1.9%
All Others*	5.1%

As of February 29, 2012
Auto Components	48.9%
Automobiles	42.4%
Machinery	2.5%
Household Durables	0.4%
Software	0.4%
All Others*	5.4%

* Includes short-term investments and net other assets.

Semiannual Report

Automotive Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
AUTO COMPONENTS - 47.8%
Auto Parts & Equipment - 45.0%
American Axle & Manufacturing Holdings, Inc. (a)	120,600	$ 1,347,102
Amerigon, Inc.	28,800	341,856
Autoliv, Inc. (e)	55,455	3,287,927
BorgWarner, Inc. (a)	58,800	4,044,264
Dana Holding Corp.	120,700	1,648,762
Delphi Automotive PLC	154,778	4,688,226
Dorman Products, Inc. (a)	19,000	560,120
Drew Industries, Inc. (a)	28,300	819,851
Exide Technologies (a)	164,200	502,452
Federal-Mogul Corp. Class A (a)	58,624	548,721
Fuel Systems Solutions, Inc. (a)	23,800	418,880
Gentex Corp.	127,900	2,240,808
Johnson Controls, Inc.	199,770	5,435,742
Lear Corp.	67,600	2,624,908
Linamar Corp.	38,900	814,108
Magna International, Inc. Class A (sub. vtg.) (e)	71,984	3,106,467
Martinrea International, Inc. (a)	73,700	592,890
Modine Manufacturing Co. (a)	71,100	498,411
Motorcar Parts of America, Inc. (a)	49,000	237,650
Spartan Motors, Inc.	87,600	437,124
Standard Motor Products, Inc.	27,200	479,808
Stoneridge, Inc. (a)	54,789	346,266
Tenneco, Inc. (a)	94,946	2,883,510
Tower International, Inc. (a)	35,400	266,562
TRW Automotive Holdings Corp. (a)	112,000	4,895,520
Visteon Corp. (a)	32,100	1,477,242
		44,545,177
Tires & Rubber - 2.8%
Cooper Tire & Rubber Co.	60,800	1,215,392
The Goodyear Tire & Rubber Co. (a)	128,926	1,572,897
		2,788,289
TOTAL AUTO COMPONENTS		47,333,466
AUTOMOBILES - 45.2%
Automobile Manufacturers - 41.5%
Ford Motor Co.	874,361	8,166,532
General Motors Co. (a)	217,244	4,638,159
Honda Motor Co. Ltd. sponsored ADR	345,700	11,024,373
Thor Industries, Inc.	33,900	1,065,816
Toyota Motor Corp. sponsored ADR	196,900	15,677,177
Winnebago Industries, Inc. (a)(e)	45,300	520,950
		41,093,007

	Shares	Value
Motorcycle Manufacturers - 3.7%
Harley-Davidson, Inc.	87,100	$ 3,654,716
TOTAL AUTOMOBILES		44,747,723
MACHINERY - 1.9%
Construction & Farm Machinery & Heavy Trucks - 1.9%
Meritor, Inc. (a)	97,500	435,825
Westport Innovations, Inc. (a)(e)	41,900	1,475,299
		1,911,124
TOTAL COMMON STOCKS (Cost $81,164,957)		93,992,313
Nonconvertible Bonds - 0.0%
Principal Amount
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $284,356)	$ 31,005,000	3
Money Market Funds - 11.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	5,392,605	5,392,605
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,495,954	5,495,954
TOTAL MONEY MARKET FUNDS (Cost $10,888,559)		10,888,559
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $92,337,872)		104,880,875
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(5,803,206)
NET ASSETS - 100%		$ 99,077,669
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,763
Fidelity Securities Lending Cash Central Fund	73,257
Total	$ 78,020
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 93,992,313	$ 93,992,313	$ -	$ -
Nonconvertible Bonds	3	-	-	3
Money Market Funds	10,888,559	10,888,559	-	-
Total Investments in Securities:	$ 104,880,875	$ 104,880,872	$ -	$ 3
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	62.4%
Japan	26.9%
Canada	6.0%
Bailiwick of Jersey	4.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,377,603) - See accompanying schedule: Unaffiliated issuers (cost $81,449,313)	$ 93,992,316
Fidelity Central Funds (cost $10,888,559)	10,888,559
Total Investments (cost $92,337,872)		$ 104,880,875
Receivable for fund shares sold		55,544
Dividends receivable		100,715
Distributions receivable from Fidelity Central Funds		23,292
Other receivables		3,683
Total assets		105,064,109

Liabilities
Payable for fund shares redeemed	$ 397,154
Accrued management fee	46,706
Other affiliated payables	25,673
Other payables and accrued expenses	20,953
Collateral on securities loaned, at value	5,495,954
Total liabilities		5,986,440

Net Assets		$ 99,077,669
Net Assets consist of:
Paid in capital		$ 91,597,693
Undistributed net investment income		315,698
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,377,852)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,542,130
Net Assets, for 2,958,689 shares outstanding		$ 99,077,669
Net Asset Value, offering price and redemption price per share ($99,077,669 ÷ 2,958,689 shares)		$ 33.49

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 823,222
Income from Fidelity Central Funds (including $73,257 from security lending)		78,020
Total income		901,242

Expenses
Management fee	$ 354,574
Transfer agent fees	161,000
Accounting and security lending fees	26,700
Custodian fees and expenses	6,254
Independent trustees' compensation	445
Registration fees	19,480
Audit	17,272
Legal	277
Miscellaneous	766
Total expenses before reductions	586,768
Expense reductions	(1,301)	585,467
Net investment income (loss)		315,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(222,536)
Foreign currency transactions	415
Total net realized gain (loss)		(222,121)
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,701,322)
Assets and liabilities in foreign currencies	(385)
Total change in net unrealized appreciation (depreciation)		(18,701,707)
Net gain (loss)		(18,923,828)
Net increase (decrease) in net assets resulting from operations		$ (18,608,053)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 315,775	$ 119,923
Net realized gain (loss)	(222,121)	4,447,404
Change in net unrealized appreciation (depreciation)	(18,701,707)	(41,641,844)
Net increase (decrease) in net assets resulting from operations	(18,608,053)	(37,074,517)
Distributions to shareholders from net investment income	-	(45,425)
Distributions to shareholders from net realized gain	(99,971)	(9,238,375)
Total distributions	(99,971)	(9,283,800)
Share transactions Proceeds from sales of shares	31,722,393	130,281,367
Reinvestment of distributions	95,186	8,936,839
Cost of shares redeemed	(84,057,737)	(296,538,707)
Net increase (decrease) in net assets resulting from share transactions	(52,240,158)	(157,320,501)
Redemption fees	10,082	62,990
Total increase (decrease) in net assets	(70,938,100)	(203,615,828)

Net Assets
Beginning of period	170,015,769	373,631,597
End of period (including undistributed net investment income of $315,698 and accumulated net investment loss of $77, respectively)	$ 99,077,669	$ 170,015,769
Other Information Shares
Sold	862,381	3,433,091
Issued in reinvestment of distributions	2,600	246,291
Redeemed	(2,375,047)	(7,183,045)
Net increase (decrease)	(1,510,066)	(3,503,663)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 38.05	$ 46.87	$ 31.63	$ 10.07	$ 34.23	$ 40.24
Income from Investment Operations
Net investment income (loss) D	.09	.03	(.08)	(.06)	.42	.18
Net realized and unrealized gain (loss)	(4.63)	(6.45)	15.94	21.67	(24.30)	(4.98)
Total from investment operations	(4.54)	(6.42)	15.86	21.61	(23.88)	(4.80)
Distributions from net investment income	-	(.02)	-	(.07)	(.28)	(.13)
Distributions from net realized gain	(.02)	(2.41)	(.63)	-	(.01)	(1.11)
Total distributions	(.02)	(2.42) J	(.63)	(.07)	(.29)	(1.24)
Redemption fees added to paid in capital D	- I	.02	.01	.02	.01	.03
Net asset value, end of period	$ 33.49	$ 38.05	$ 46.87	$ 31.63	$ 10.07	$ 34.23
Total Return B, C	(11.93)%	(13.06)%	50.90%	215.39%	(69.99)%	(12.11)%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.90%	.91%	.99%	1.47%	1.19%
Expenses net of fee waivers, if any	.93% A	.90%	.91%	.99%	1.15%	1.15%
Expenses net of all reductions	.92% A	.90%	.91%	.97%	1.15%	1.15%
Net investment income (loss)	.50% A	.08%	(.19)%	(.23)%	1.73%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,078	$ 170,016	$ 373,632	$ 146,023	$ 7,581	$ 25,823
Portfolio turnover rate F	50% A	49%	91%	156%	156%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $2.42 per share is comprised of distributions from net investment income of $0.015 and distributions from net realized gain of $2.408 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	23.2	19.2
Lowe's Companies, Inc.	10.7	16.0
Equity Residential (SBI)	5.6	6.4
Fluor Corp.	4.5	6.6
Toll Brothers, Inc.	4.2	2.5
Quanta Services, Inc.	3.2	2.3
D.R. Horton, Inc.	2.9	4.5
Jacobs Engineering Group, Inc.	2.9	3.1
Lennar Corp. Class A	2.8	2.3
Vulcan Materials Co.	2.5	0.0
	62.5
Top Industries (% of fund's net assets)
As of August 31, 2012
Specialty Retail	33.9%
Real Estate Investment Trusts	21.7%
Construction & Engineering	15.8%
Household Durables	13.6%
Building Products	5.4%
All Others*	9.6%

As of February 29, 2012
Specialty Retail	35.2%
Construction & Engineering	20.3%
Real Estate Investment Trusts	20.1%
Household Durables	12.5%
Building Products	5.5%
All Others*	6.4%

* Includes short-term investments and net other assets.

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BUILDING PRODUCTS - 5.4%
Building Products - 5.4%
American Woodmark Corp. (a)	17,401	$ 336,883
Armstrong World Industries, Inc.	44,250	1,945,673
Lennox International, Inc.	16,900	802,919
Masco Corp.	193,600	2,741,376
Owens Corning (a)	151,169	5,042,998
USG Corp. (a)(d)	126,700	2,604,952
		13,474,801
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Office Services & Supplies - 0.6%
Interface, Inc.	110,480	1,516,890
CONSTRUCTION & ENGINEERING - 15.8%
Construction & Engineering - 15.8%
AECOM Technology Corp. (a)	108,900	2,111,571
Dycom Industries, Inc. (a)	146,100	2,121,372
Fluor Corp.	216,800	11,165,200
Foster Wheeler AG (a)	160,600	3,517,140
Jacobs Engineering Group, Inc. (a)	183,600	7,259,544
KBR, Inc.	124,600	3,375,414
Quanta Services, Inc. (a)	332,100	7,970,400
URS Corp.	50,771	1,848,572
		39,369,213
CONSTRUCTION MATERIALS - 4.3%
Construction Materials - 4.3%
Eagle Materials, Inc.	56,100	2,392,665
Martin Marietta Materials, Inc.	27,800	2,123,364
Vulcan Materials Co.	157,900	6,145,468
		10,661,497
ENERGY EQUIPMENT & SERVICES - 0.6%
Oil & Gas Equipment & Services - 0.6%
McDermott International, Inc. (a)	141,600	1,577,424
HOUSEHOLD DURABLES - 13.5%
Homebuilding - 13.5%
D.R. Horton, Inc.	386,637	7,342,237
Lennar Corp. Class A (d)	216,478	7,020,382
PulteGroup, Inc. (a)	227,283	3,109,231
Ryland Group, Inc.	210,370	5,640,020
Toll Brothers, Inc. (a)	320,414	10,483,946
		33,595,816

	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Snap-On, Inc.	7,700	$ 534,534
REAL ESTATE INVESTMENT TRUSTS - 21.7%
Residential REITs - 20.1%
Apartment Investment & Management Co. Class A	211,671	5,605,048
AvalonBay Communities, Inc.	35,759	5,060,614
BRE Properties, Inc.	50,800	2,535,936
Camden Property Trust (SBI)	78,000	5,415,540
Education Realty Trust, Inc.	119,695	1,383,674
Equity Lifestyle Properties, Inc.	100	6,876
Equity Residential (SBI)	231,392	13,976,077
Essex Property Trust, Inc.	36,200	5,501,676
Home Properties, Inc.	39,400	2,515,690
Mid-America Apartment Communities, Inc.	11,390	774,520
Post Properties, Inc.	89,000	4,543,450
Sun Communities, Inc.	64,600	2,959,326
UDR, Inc.	38	960
		50,279,387
Retail REITs - 1.6%
CBL & Associates Properties, Inc.	187,600	4,009,012
TOTAL REAL ESTATE INVESTMENT TRUSTS		54,288,399
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. Class A (a)	191,200	2,883,296
Real Estate Services - 0.4%
CBRE Group, Inc. (a)	57,800	1,000,518
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,883,814
SPECIALTY RETAIL - 33.9%
Home Improvement Retail - 33.9%
Home Depot, Inc.	1,023,390	58,077,382
Lowe's Companies, Inc.	936,434	26,669,640
		84,747,022
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Watsco, Inc.	20,300	1,531,838
TOTAL COMMON STOCKS (Cost $220,356,100)		245,181,248
Nonconvertible Preferred Stocks - 0.1%

HOUSEHOLD DURABLES - 0.1%
Homebuilding - 0.1%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $275,311)	16,100	289,800
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	4,885,259	$ 4,885,259
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	5,448,125	5,448,125
TOTAL MONEY MARKET FUNDS (Cost $10,333,384)		10,333,384
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $230,964,795)		255,804,432
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(6,001,274)
NET ASSETS - 100%		$ 249,803,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,035
Fidelity Securities Lending Cash Central Fund	21,396
Total	$ 25,431
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,387,401) - See accompanying schedule: Unaffiliated issuers (cost $220,631,411)	$ 245,471,048
Fidelity Central Funds (cost $10,333,384)	10,333,384
Total Investments (cost $230,964,795)		$ 255,804,432
Receivable for investments sold		1,060,526
Receivable for fund shares sold		1,006,810
Dividends receivable		343,901
Distributions receivable from Fidelity Central Funds		2,767
Other receivables		596
Total assets		258,219,032

Liabilities
Payable for investments purchased	$ 2,569,534
Payable for fund shares redeemed	213,811
Accrued management fee	110,929
Other affiliated payables	52,712
Other payables and accrued expenses	20,763
Collateral on securities loaned, at value	5,448,125
Total liabilities		8,415,874

Net Assets		$ 249,803,158
Net Assets consist of:
Paid in capital		$ 223,570,718
Undistributed net investment income		761,576
Accumulated undistributed net realized gain (loss) on investments		631,227
Net unrealized appreciation (depreciation) on investments		24,839,637
Net Assets, for 5,683,448 shares outstanding		$ 249,803,158
Net Asset Value, offering price and redemption price per share ($249,803,158 ÷ 5,683,448 shares)		$ 43.95

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,752,612
Income from Fidelity Central Funds (including $21,396 from security lending)		25,431
Total income		1,778,043

Expenses
Management fee	$ 608,638
Transfer agent fees	264,199
Accounting and security lending fees	43,442
Custodian fees and expenses	4,769
Independent trustees' compensation	709
Registration fees	25,988
Audit	17,129
Legal	376
Miscellaneous	515
Total expenses before reductions	965,765
Expense reductions	(1,824)	963,941
Net investment income (loss)		814,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,819,180
Change in net unrealized appreciation (depreciation) on investment securities		9,134,919
Net gain (loss)		16,954,099
Net increase (decrease) in net assets resulting from operations		$ 17,768,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 814,102	$ 595,248
Net realized gain (loss)	7,819,180	5,605,883
Change in net unrealized appreciation (depreciation)	9,134,919	5,586,759
Net increase (decrease) in net assets resulting from operations	17,768,201	11,787,890
Distributions to shareholders from net investment income	-	(636,876)
Share transactions Proceeds from sales of shares	130,000,704	114,698,637
Reinvestment of distributions	-	621,770
Cost of shares redeemed	(69,489,131)	(67,163,181)
Net increase (decrease) in net assets resulting from share transactions	60,511,573	48,157,226
Redemption fees	9,455	5,297
Total increase (decrease) in net assets	78,289,229	59,313,537

Net Assets
Beginning of period	171,513,929	112,200,392
End of period (including undistributed net investment income of $761,576 and distributions in excess of net investment income of $52,526, respectively)	$ 249,803,158	$ 171,513,929
Other Information Shares
Sold	3,093,731	3,099,736
Issued in reinvestment of distributions	-	17,775
Redeemed	(1,696,864)	(1,828,259)
Net increase (decrease)	1,396,867	1,289,252

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.01	$ 37.43	$ 29.89	$ 18.01	$ 33.19	$ 45.98
Income from Investment Operations
Net investment income (loss) D	.15	.21	.18	.22	.31	.26
Net realized and unrealized gain (loss)	3.79	2.62	7.63	11.91	(14.35)	(8.49)
Total from investment operations	3.94	2.83	7.81	12.13	(14.04)	(8.23)
Distributions from net investment income	-	(.25)	(.28)	(.25)	(.30)	(.16)
Distributions from net realized gain	-	-	-	-	(.85)	(4.41)
Total distributions	-	(.25)	(.28)	(.25)	(1.15)	(4.57)
Redemption fees added to paid in capital D	- I	- I	.01	- I	.01	.01
Net asset value, end of period	$ 43.95	$ 40.01	$ 37.43	$ 29.89	$ 18.01	$ 33.19
Total Return B, C	9.85%	7.65%	26.24%	67.46%	(43.68)%	(18.11)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.96%	.98%	1.01%	1.03%	.98%
Expenses net of fee waivers, if any	.88% A	.96%	.98%	1.01%	1.03%	.98%
Expenses net of all reductions	.88% A	.96%	.98%	1.01%	1.02%	.97%
Net investment income (loss)	.74% A	.59%	.55%	.84%	1.14%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,803	$ 171,514	$ 112,200	$ 99,562	$ 82,219	$ 84,685
Portfolio turnover rate F	60% A	81%	101%	82%	85%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	7.5	4.8
The Walt Disney Co.	6.0	6.1
News Corp. Class A	4.4	1.5
McDonald's Corp.	4.2	6.2
Yum! Brands, Inc.	3.4	0.0
DIRECTV	3.2	0.3
TJX Companies, Inc.	2.8	2.7
Time Warner, Inc.	2.7	3.6
Target Corp.	2.7	3.1
Dollar Tree, Inc.	2.6	1.8
	39.5
Top Industries (% of fund's net assets)
As of August 31, 2012
Media	29.2%
Specialty Retail	26.8%
Hotels, Restaurants & Leisure	13.4%
Multiline Retail	7.9%
Textiles, Apparel & Luxury Goods	5.2%
All Others*	17.5%

As of February 29, 2012
Specialty Retail	25.2%
Media	23.4%
Hotels, Restaurants & Leisure	20.1%
Textiles, Apparel & Luxury Goods	7.9%
Internet & Catalog Retail	6.2%
All Others*	17.2%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Discretionary Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AUTO COMPONENTS - 2.1%
Auto Parts & Equipment - 2.1%
BorgWarner, Inc. (a)	60,716	$ 4,176,046
Delphi Automotive PLC	78,081	2,365,073
		6,541,119
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
Owens Corning (a)	81,400	2,715,504
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Office Services & Supplies - 0.5%
Interface, Inc.	120,500	1,654,465
DISTRIBUTORS - 1.6%
Distributors - 1.6%
LKQ Corp. (a)	135,543	5,115,393
HOTELS, RESTAURANTS & LEISURE - 13.4%
Restaurants - 13.4%
BJ's Restaurants, Inc. (a)	8,100	332,505
Buffalo Wild Wings, Inc. (a)	30,300	2,326,434
Domino's Pizza, Inc.	128,700	4,561,128
McDonald's Corp.	147,579	13,206,845
Panera Bread Co. Class A (a)	11,999	1,858,645
Starbucks Corp.	151,361	7,509,019
Texas Roadhouse, Inc. Class A	113,200	1,943,644
Yum! Brands, Inc.	167,278	10,658,954
		42,397,174
HOUSEHOLD DURABLES - 4.7%
Homebuilding - 2.1%
Lennar Corp. Class A (d)	77,189	2,503,239
Ryland Group, Inc.	85,803	2,300,378
Toll Brothers, Inc. (a)	61,700	2,018,824
		6,822,441
Housewares & Specialties - 2.6%
Jarden Corp.	135,100	6,529,383
Tupperware Brands Corp.	29,300	1,566,964
		8,096,347
TOTAL HOUSEHOLD DURABLES		14,918,788
INTERNET & CATALOG RETAIL - 3.9%
Internet Retail - 3.9%
Amazon.com, Inc. (a)	20,935	5,196,695
Priceline.com, Inc. (a)	11,900	7,194,383
		12,391,078
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
eBay, Inc. (a)	41,926	1,990,227

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 1.2%
Leisure Products - 1.2%
Brunswick Corp.	159,032	$ 3,767,468
MEDIA - 29.2%
Broadcasting - 3.2%
CBS Corp. Class B	161,632	5,873,707
Discovery Communications, Inc. (a)	76,900	4,217,196
		10,090,903
Cable & Satellite - 12.9%
Charter Communications, Inc. Class A (a)	48,742	3,792,128
Comcast Corp. Class A	705,960	23,670,840
DIRECTV (a)	190,303	9,912,883
Sirius XM Radio, Inc. (a)(d)	1,277,277	3,231,511
		40,607,362
Movies & Entertainment - 13.1%
News Corp. Class A	601,187	14,061,764
The Walt Disney Co.	380,620	18,829,271
Time Warner, Inc.	208,327	8,655,987
		41,547,022
TOTAL MEDIA		92,245,287
MULTILINE RETAIL - 7.9%
General Merchandise Stores - 7.9%
Dollar General Corp. (a)	159,036	8,121,969
Dollar Tree, Inc. (a)	172,916	8,329,364
Target Corp.	130,636	8,372,461
		24,823,794
SPECIALTY RETAIL - 26.8%
Apparel Retail - 7.1%
Abercrombie & Fitch Co. Class A	61,580	2,216,264
Ascena Retail Group, Inc. (a)	33,400	661,320
Limited Brands, Inc.	83,640	4,064,904
Ross Stores, Inc.	94,000	6,503,860
TJX Companies, Inc.	194,552	8,908,536
		22,354,884
Automotive Retail - 5.0%
AutoZone, Inc. (a)	15,225	5,505,969
CarMax, Inc. (a)	190,363	5,823,204
O'Reilly Automotive, Inc. (a)	52,500	4,459,875
		15,789,048
Home Improvement Retail - 2.1%
Lowe's Companies, Inc.	235,180	6,697,926
Homefurnishing Retail - 1.4%
Select Comfort Corp. (a)	21,600	617,112
Williams-Sonoma, Inc.	94,717	3,885,291
		4,502,403
Specialty Stores - 11.2%
Cabela's, Inc. Class A (a)	10,100	484,901
Dick's Sporting Goods, Inc.	145,838	7,256,899
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Hibbett Sports, Inc. (a)	52,700	$ 3,058,708
PetSmart, Inc.	89,500	6,347,340
Sally Beauty Holdings, Inc. (a)	172,400	4,741,000
Tiffany & Co., Inc.	73,781	4,570,733
Tractor Supply Co.	66,823	6,380,260
Vitamin Shoppe, Inc. (a)	47,173	2,528,945
		35,368,786
TOTAL SPECIALTY RETAIL		84,713,047
TEXTILES, APPAREL & LUXURY GOODS - 5.2%
Apparel, Accessories & Luxury Goods - 4.7%
Hanesbrands, Inc. (a)	114,100	3,700,263
PVH Corp.	49,285	4,627,862
Ralph Lauren Corp.	5,900	936,035
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	36,614	2,131,301
VF Corp.	23,044	3,518,358
		14,913,819
Footwear - 0.5%
NIKE, Inc. Class B	16,400	1,596,704
TOTAL TEXTILES, APPAREL & LUXURY GOODS		16,510,523
TOTAL COMMON STOCKS (Cost $268,901,190)		309,783,867
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
AUTOMOBILES - 0.6%
Automobile Manufacturers - 0.6%
Volkswagen AG (Cost $1,852,211)	11,071	$ 1,955,085
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.17% (b)	4,226,584	4,226,584
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	8,196,725	8,196,725
TOTAL MONEY MARKET FUNDS (Cost $12,423,309)		12,423,309
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $283,176,710)		324,162,261
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(8,414,042)
NET ASSETS - 100%		$ 315,748,219
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,575
Fidelity Securities Lending Cash Central Fund	55,538
Total	$ 58,113
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,862,155) - See accompanying schedule: Unaffiliated issuers (cost $270,753,401)	$ 311,738,952
Fidelity Central Funds (cost $12,423,309)	12,423,309
Total Investments (cost $283,176,710)		$ 324,162,261
Receivable for investments sold		1,249,034
Receivable for fund shares sold		90,975
Dividends receivable		375,860
Distributions receivable from Fidelity Central Funds		1,142
Other receivables		6,463
Total assets		325,885,735

Liabilities
Payable for investments purchased	$ 1,599,250
Payable for fund shares redeemed	99,897
Accrued management fee	146,023
Other affiliated payables	69,110
Other payables and accrued expenses	26,511
Collateral on securities loaned, at value	8,196,725
Total liabilities		10,137,516

Net Assets		$ 315,748,219
Net Assets consist of:
Paid in capital		$ 254,811,555
Undistributed net investment income		356,919
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,594,096
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,985,649
Net Assets, for 11,673,429 shares outstanding		$ 315,748,219
Net Asset Value, offering price and redemption price per share ($315,748,219 ÷ 11,673,429 shares)		$ 27.05

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,629,123
Income from Fidelity Central Funds (including $55,538 from security lending)		58,113
Total income		1,687,236

Expenses
Management fee	$ 853,726
Transfer agent fees	351,675
Accounting and security lending fees	60,532
Custodian fees and expenses	11,555
Independent trustees' compensation	1,009
Registration fees	23,591
Audit	19,645
Legal	558
Miscellaneous	1,170
Total expenses before reductions	1,323,461
Expense reductions	(13,277)	1,310,184
Net investment income (loss)		377,052
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,018)	22,453,715
Foreign currency transactions	(14,127)
Total net realized gain (loss)		22,439,588
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,204,460)
Assets and liabilities in foreign currencies	98
Total change in net unrealized appreciation (depreciation)		(11,204,362)
Net gain (loss)		11,235,226
Net increase (decrease) in net assets resulting from operations		$ 11,612,278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 377,052	$ 1,570,752
Net realized gain (loss)	22,439,588	(1,910,941)
Change in net unrealized appreciation (depreciation)	(11,204,362)	19,673,233
Net increase (decrease) in net assets resulting from operations	11,612,278	19,333,044
Distributions to shareholders from net investment income	(229,061)	(1,192,808)
Distributions to shareholders from net realized gain	-	(7,465,053)
Total distributions	(229,061)	(8,657,861)
Share transactions Proceeds from sales of shares	68,322,830	134,058,752
Reinvestment of distributions	227,290	8,554,881
Cost of shares redeemed	(42,711,006)	(77,852,268)
Net increase (decrease) in net assets resulting from share transactions	25,839,114	64,761,365
Redemption fees	1,849	4,336
Total increase (decrease) in net assets	37,224,180	75,440,884

Net Assets
Beginning of period	278,524,039	203,083,155
End of period (including undistributed net investment income of $356,919 and undistributed net investment income of $208,928, respectively)	$ 315,748,219	$ 278,524,039
Other Information Shares
Sold	2,575,007	5,545,938
Issued in reinvestment of distributions	8,412	353,027
Redeemed	(1,635,226)	(3,302,815)
Net increase (decrease)	948,193	2,596,150

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.97	$ 24.98	$ 19.37	$ 11.67	$ 19.70	$ 26.85
Income from Investment Operations
Net investment income (loss) D	.03	.17	.05	.06	.10	.01
Net realized and unrealized gain (loss)	1.07	1.91	5.71	7.70	(8.05)	(3.95)
Total from investment operations	1.10	2.08	5.76	7.76	(7.95)	(3.94)
Distributions from net investment income	(.02)	(.12)	(.05)	(.06)	(.08)	(.06)
Distributions from net realized gain	-	(.97)	(.10)	-	(.01)	(3.15)
Total distributions	(.02)	(1.09)	(.15)	(.06)	(.09)	(3.21)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	- I
Net asset value, end of period	$ 27.05	$ 25.97	$ 24.98	$ 19.37	$ 11.67	$ 19.70
Total Return B, C	4.24%	8.67%	29.75%	66.54%	(40.37)%	(16.15)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.89%	.96%	1.10%	1.19%	1.12%
Expenses net of fee waivers, if any	.86% A	.89%	.96%	1.10%	1.15%	1.12%
Expenses net of all reductions	.86% A	.88%	.95%	1.08%	1.15%	1.12%
Net investment income (loss)	.25% A	.72%	.23%	.37%	.62%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 315,748	$ 278,524	$ 203,083	$ 77,011	$ 21,325	$ 24,297
Portfolio turnover rate F	248% A	174%	196%	134%	71%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Starbucks Corp.	16.7	17.5
McDonald's Corp.	15.5	15.6
Las Vegas Sands Corp.	11.6	9.3
Wyndham Worldwide Corp.	5.7	5.8
Yum! Brands, Inc.	5.0	4.7
Chipotle Mexican Grill, Inc.	4.6	4.8
Panera Bread Co. Class A	4.4	3.5
Steiner Leisure Ltd.	3.6	1.7
Hyatt Hotels Corp. Class A	2.8	0.0
Texas Roadhouse, Inc. Class A	2.7	1.7
	72.6
Top Industries (% of fund's net assets)
As of August 31, 2012
Hotels, Restaurants & Leisure	83.7%
Diversified Consumer Services	8.3%
Food & Staples Retailing	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Household Durables	1.0%
All Others*	4.2%

As of February 29, 2012
Hotels, Restaurants & Leisure	85.0%
Diversified Consumer Services	6.9%
Textiles, Apparel & Luxury Goods	2.5%
Household Durables	1.3%
Leisure Equipment & Products	1.1%
All Others*	3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Leisure Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 8.3%
Education Services - 2.6%
DeVry, Inc.	137,250	$ 2,650,298
K12, Inc. (a)(d)	188,312	3,963,968
Strayer Education, Inc. (d)	38,000	2,461,640
		9,075,906
Specialized Consumer Services - 5.7%
Hillenbrand, Inc.	204,900	3,712,788
Sotheby's Class A (Ltd. vtg.)	1,000	31,260
Steiner Leisure Ltd. (a)	272,188	12,722,067
Weight Watchers International, Inc. (d)	77,160	3,685,933
		20,152,048
TOTAL DIVERSIFIED CONSUMER SERVICES		29,227,954
FOOD & STAPLES RETAILING - 1.4%
Hypermarkets & Super Centers - 1.4%
Wal-Mart Stores, Inc.	65,400	4,748,040
HOTELS, RESTAURANTS & LEISURE - 83.6%
Casinos & Gaming - 16.3%
International Game Technology	115,300	1,417,037
Las Vegas Sands Corp.	968,141	41,039,497
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	463,850	5,436,322
MGM China Holdings Ltd.	1,200,000	1,977,321
Penn National Gaming, Inc. (a)	183,312	7,202,328
Sands China Ltd.	100,000	353,277
		57,425,782
Hotels, Resorts & Cruise Lines - 10.2%
Hyatt Hotels Corp. Class A (a)	258,087	9,789,240
Marriott International, Inc. Class A	20,409	769,011
Starwood Hotels & Resorts Worldwide, Inc.	99,000	5,457,870
Wyndham Worldwide Corp.	384,200	20,032,188
		36,048,309
Leisure Facilities - 0.4%
Cedar Fair LP (depository unit)	46,890	1,504,700
Vail Resorts, Inc.	1,308	67,427
		1,572,127
Restaurants - 56.7%
BJ's Restaurants, Inc. (a)	216,500	8,887,325
Bloomin' Brands, Inc.	71,000	921,580
Bravo Brio Restaurant Group, Inc. (a)	109,245	1,766,492
Brinker International, Inc.	212,900	7,336,534
CEC Entertainment, Inc.	45,000	1,336,950
Chipotle Mexican Grill, Inc. (a)	56,929	16,431,987
Denny's Corp. (a)	166,909	816,185
McDonald's Corp.	609,700	54,562,053
Panera Bread Co. Class A (a)	100,500	15,567,450
Ruth's Hospitality Group, Inc. (a)	847,541	5,186,951
Spur Corp. Ltd.	456,636	1,032,498

	Shares	Value
Starbucks Corp.	1,191,000	$ 59,085,510
Texas Roadhouse, Inc. Class A	554,308	9,517,468
Yum! Brands, Inc.	274,800	17,510,256
		199,959,239
TOTAL HOTELS, RESTAURANTS & LEISURE		295,005,457
HOUSEHOLD DURABLES - 1.0%
Housewares & Specialties - 1.0%
Tupperware Brands Corp.	68,200	3,647,336
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Leisure Products - 0.1%
Summer Infant, Inc. (a)	183,534	488,200
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	20,000	1,199,000
SOFTWARE - 0.7%
Application Software - 0.7%
Intuit, Inc.	40,500	2,370,870
SPECIALTY RETAIL - 0.9%
Apparel Retail - 0.9%
Express, Inc. (a)	210,000	3,278,100
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
Apparel, Accessories & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (a)	74,900	2,377,326
PVH Corp.	26,940	2,529,666
		4,906,992
TOTAL COMMON STOCKS (Cost $234,481,272)		344,871,949
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	303,000
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	7,844,790	$ 7,844,790
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	9,629,502	9,629,502
TOTAL MONEY MARKET FUNDS (Cost $17,474,292)		17,474,292
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $252,255,564)		362,649,241
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(9,676,786)
NET ASSETS - 100%		$ 352,972,455
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,219
Fidelity Securities Lending Cash Central Fund	248,522
Total	$ 252,741
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 344,871,949	$ 344,871,949	$ -	$ -
Convertible Bonds	303,000	-	303,000	-
Money Market Funds	17,474,292	17,474,292	-	-
Total Investments in Securities:	$ 362,649,241	$ 362,346,241	$ 303,000	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,506,071) - See accompanying schedule: Unaffiliated issuers (cost $234,781,272)	$ 345,174,949
Fidelity Central Funds (cost $17,474,292)	17,474,292
Total Investments (cost $252,255,564)		$ 362,649,241
Receivable for investments sold		1,008,630
Receivable for fund shares sold		1,105,551
Dividends receivable		584,295
Interest receivable		4,817
Distributions receivable from Fidelity Central Funds		6,503
Other receivables		2,238
Total assets		365,361,275

Liabilities
Payable for investments purchased	$ 1,796,143
Payable for fund shares redeemed	689,146
Accrued management fee	163,799
Other affiliated payables	84,770
Other payables and accrued expenses	25,460
Collateral on securities loaned, at value	9,629,502
Total liabilities		12,388,820

Net Assets		$ 352,972,455
Net Assets consist of:
Paid in capital		$ 229,451,935
Undistributed net investment income		1,519,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,607,566
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,393,721
Net Assets, for 3,489,032 shares outstanding		$ 352,972,455
Net Asset Value, offering price and redemption price per share ($352,972,455 ÷ 3,489,032 shares)		$ 101.17

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,099,101
Interest		6,410
Income from Fidelity Central Funds (including $248,522 from security lending)		252,741
Total income		3,358,252

Expenses
Management fee	$ 1,204,474
Transfer agent fees	488,666
Accounting and security lending fees	86,203
Custodian fees and expenses	12,955
Independent trustees' compensation	1,505
Registration fees	32,149
Audit	17,513
Legal	886
Interest	648
Miscellaneous	1,915
Total expenses before reductions	1,846,914
Expense reductions	(14,333)	1,832,581
Net investment income (loss)		1,525,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,974,582
Foreign currency transactions	754
Total net realized gain (loss)		13,975,336
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,603,090)
Assets and liabilities in foreign currencies	(44)
Total change in net unrealized appreciation (depreciation)		(41,603,134)
Net gain (loss)		(27,627,798)
Net increase (decrease) in net assets resulting from operations		$ (26,102,127)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,525,671	$ 2,610,015
Net realized gain (loss)	13,975,336	3,812,173
Change in net unrealized appreciation (depreciation)	(41,603,134)	51,611,340
Net increase (decrease) in net assets resulting from operations	(26,102,127)	58,033,528
Distributions to shareholders from net investment income	(605,048)	(358,648)
Distributions to shareholders from net realized gain	-	(19,922)
Total distributions	(605,048)	(378,570)
Share transactions Proceeds from sales of shares	122,968,117	191,824,059
Reinvestment of distributions	577,441	362,956
Cost of shares redeemed	(184,391,609)	(220,590,207)
Net increase (decrease) in net assets resulting from share transactions	(60,846,051)	(28,403,192)
Redemption fees	18,250	17,007
Total increase (decrease) in net assets	(87,534,976)	29,268,773

Net Assets
Beginning of period	440,507,431	411,238,658
End of period (including undistributed net investment income of $1,519,233 and undistributed net investment income of $598,610, respectively)	$ 352,972,455	$ 440,507,431
Other Information Shares
Sold	1,128,301	2,002,224
Issued in reinvestment of distributions	5,079	3,903
Redeemed	(1,779,333)	(2,377,349)
Net increase (decrease)	(645,953)	(371,222)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 106.53	$ 91.26	$ 69.99	$ 46.24	$ 69.03	$ 79.61
Income from Investment Operations
Net investment income (loss) D	.37	.64	.55	.43	.60	.69
Net realized and unrealized gain (loss)	(5.59)	14.73	21.22	23.73	(22.57)	(5.73)
Total from investment operations	(5.22)	15.37	21.77	24.16	(21.97)	(5.04)
Distributions from net investment income	(.14)	(.09)	(.52)	(.41)	(.54)	(.55)
Distributions from net realized gain	-	(.01)	-	-	(.28)	(4.99)
Total distributions	(.14)	(.10)	(.52)	(.41)	(.82)	(5.54)
Redemption fees added to paid in capital D	- I	- I	.02	- I	- I	- I
Net asset value, end of period	$ 101.17	$ 106.53	$ 91.26	$ 69.99	$ 46.24	$ 69.03
Total Return B, C	(4.92)%	16.85%	31.16%	52.35%	(32.07)%	(7.09)%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.86%	.90%	.94%	.93%	.91%
Expenses net of fee waivers, if any	.86% A	.86%	.90%	.94%	.93%	.91%
Expenses net of all reductions	.85% A	.86%	.89%	.93%	.93%	.91%
Net investment income (loss)	.71% A	.68%	.66%	.70%	1.00%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 352,972	$ 440,507	$ 411,239	$ 224,465	$ 159,115	$ 210,424
Portfolio turnover rate F	101% A	77%	112%	99%	120%	74%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	14.7	14.2
Comcast Corp. Class A	11.0	10.7
Time Warner, Inc.	7.1	6.3
News Corp. Class A	6.3	6.0
DIRECTV	4.9	4.0
Viacom, Inc. Class B (non-vtg.)	4.8	3.9
CBS Corp. Class B	4.8	4.2
Time Warner Cable, Inc.	4.5	5.0
Liberty Media Corp. Capital Series A	3.4	3.5
McGraw-Hill Companies, Inc.	2.5	2.7
	64.0
Top Industries (% of fund's net assets)
As of August 31, 2012
Media	92.3%
Internet Software & Services	2.3%
Software	0.3%
Internet & Catalog Retail	0.2%
All Others*	4.9%

As of February 29, 2012
Media	93.0%
Internet Software & Services	1.8%
Software	1.1%
Internet & Catalog Retail	0.4%
Wireless Telecommunication Services	0.1%
All Others*	3.6%

* Includes short-term investments and net other assets.

Semiannual Report

Multimedia Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
Rakuten, Inc.	52,100	$ 503,716
INTERNET SOFTWARE & SERVICES - 2.3%
Internet Software & Services - 2.3%
Active Network, Inc. (a)	17,100	192,546
Baidu.com, Inc. sponsored ADR (a)	11,400	1,270,416
Bankrate, Inc. (a)	57,500	987,850
Demand Media, Inc. (a)	73,200	742,980
Facebook, Inc. Class A	22,000	397,760
Google, Inc. Class A (a)	2,900	1,986,761
Mail.ru Group Ltd. GDR (Reg. S)	15,400	504,658
Yahoo!, Inc. (a)	15,800	231,470
Yandex NV (a)	51,700	1,091,904
		7,406,345
MEDIA - 92.3%
Advertising - 4.2%
Interpublic Group of Companies, Inc.	322,604	3,432,507
Ipsos SA	19,100	569,128
Lamar Advertising Co. Class A (a)(d)	33,000	1,092,960
National CineMedia, Inc.	24,800	359,600
Omnicom Group, Inc.	127,500	6,549,675
ReachLocal, Inc. (a)	129,400	1,626,558
		13,630,428
Broadcasting - 14.3%
Belo Corp. Series A	186,600	1,362,180
CBS Corp. Class B	422,700	15,360,918
Discovery Communications, Inc. (a)	109,050	5,980,302
Discovery Communications, Inc. Class C (non-vtg.) (a)	116,550	6,038,456
Entercom Communications Corp. Class A (a)	82,700	523,491
Liberty Media Corp. Capital Series A (a)	104,993	10,948,670
Scripps Networks Interactive, Inc. Class A	65,700	3,882,870
Sinclair Broadcast Group, Inc. Class A	173,600	2,006,816
		46,103,703
Cable & Satellite - 33.2%
AMC Networks, Inc. Class A (a)	50,400	1,982,736
Cablevision Systems Corp. - NY Group Class A	231,100	3,454,945
Charter Communications, Inc. Class A (a)	29,400	2,287,320
Comcast Corp.:
Class A	1,064,150	35,680,950
Class A (special) (non-vtg.)	199,700	6,564,139
DIRECTV (a)	303,413	15,804,783
DISH Network Corp. Class A	220,700	7,060,193
Liberty Global, Inc.:
Class A (a)	59,275	3,276,129
Class C (a)	52,800	2,755,632
Sirius XM Radio, Inc. (a)(d)	2,437,160	6,166,015

	Shares	Value
Time Warner Cable, Inc.	162,669	$ 14,448,261
Virgin Media, Inc. (d)	283,200	7,807,824
		107,288,927
Movies & Entertainment - 36.2%
Cinemark Holdings, Inc.	101,700	2,381,814
DreamWorks Animation SKG, Inc. Class A (a)(d)	114,200	1,937,974
Lions Gate Entertainment Corp. (a)(d)	185,300	2,738,734
Live Nation Entertainment, Inc. (a)	55,600	473,712
News Corp. Class A	867,682	20,295,082
Regal Entertainment Group Class A (d)	147,900	2,055,810
The Madison Square Garden Co. Class A (a)	24,100	1,017,261
The Walt Disney Co.	962,604	47,620,018
Time Warner, Inc.	547,666	22,755,522
Viacom, Inc. Class B (non-vtg.)	312,100	15,608,121
		116,884,048
Publishing - 4.4%
E.W. Scripps Co. Class A (a)	110,100	1,141,737
Gannett Co., Inc.	165,100	2,519,426
John Wiley & Sons, Inc. Class A	22,200	1,095,348
McGraw-Hill Companies, Inc.	155,200	7,946,240
Meredith Corp. (d)	25,100	817,256
The New York Times Co. Class A (a)	96,500	886,835
		14,406,842
TOTAL MEDIA		298,313,948
SOFTWARE - 0.3%
Home Entertainment Software - 0.3%
Nexon Co. Ltd.	48,100	695,348
Zynga, Inc. (d)	122,400	342,720
		1,038,068
TOTAL COMMON STOCKS (Cost $234,615,510)		307,262,077
Money Market Funds - 10.8%

Fidelity Cash Central Fund, 0.17% (b)	13,960,254	13,960,254
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	20,993,084	20,993,084
TOTAL MONEY MARKET FUNDS (Cost $34,953,338)		34,953,338
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $269,568,848)		342,215,415
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(18,993,150)
NET ASSETS - 100%		$ 323,222,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,336
Fidelity Securities Lending Cash Central Fund	61,493
Total	$ 69,829
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 307,262,077	$ 306,063,013	$ 1,199,064	$ -
Money Market Funds	34,953,338	34,953,338	-	-
Total Investments in Securities:	$ 342,215,415	$ 341,016,351	$ 1,199,064	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,236,121) - See accompanying schedule: Unaffiliated issuers (cost $234,615,510)	$ 307,262,077
Fidelity Central Funds (cost $34,953,338)	34,953,338
Total Investments (cost $269,568,848)		$ 342,215,415
Receivable for fund shares sold		2,255,714
Dividends receivable		380,305
Distributions receivable from Fidelity Central Funds		14,653
Other receivables		1,141
Total assets		344,867,228

Liabilities
Payable for investments purchased	$ 132,963
Payable for fund shares redeemed	296,337
Accrued management fee	138,870
Other affiliated payables	61,990
Other payables and accrued expenses	21,719
Collateral on securities loaned, at value	20,993,084
Total liabilities		21,644,963

Net Assets		$ 323,222,265
Net Assets consist of:
Paid in capital		$ 254,607,973
Undistributed net investment income		523,384
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,555,659)
Net unrealized appreciation (depreciation) on investments		72,646,567
Net Assets, for 6,027,773 shares outstanding		$ 323,222,265
Net Asset Value, offering price and redemption price per share ($323,222,265 ÷ 6,027,773 shares)		$ 53.62

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 1,500,265
Income from Fidelity Central Funds (including $61,493 from security lending)		69,829
Total income		1,570,094

Expenses
Management fee	$ 625,838
Transfer agent fees	278,182
Accounting and security lending fees	45,094
Custodian fees and expenses	6,275
Independent trustees' compensation	696
Registration fees	21,417
Audit	17,395
Legal	404
Miscellaneous	978
Total expenses before reductions	996,279
Expense reductions	(1,768)	994,511
Net investment income (loss)		575,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(866,291)
Foreign currency transactions	114
Total net realized gain (loss)		(866,177)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,904,502
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation (depreciation)		24,904,490
Net gain (loss)		24,038,313
Net increase (decrease) in net assets resulting from operations		$ 24,613,896

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 575,583	$ 1,191,206
Net realized gain (loss)	(866,177)	(3,300,816)
Change in net unrealized appreciation (depreciation)	24,904,490	(611,251)
Net increase (decrease) in net assets resulting from operations	24,613,896	(2,720,861)
Distributions to shareholders from net investment income	-	(1,167,605)
Distributions to shareholders from net realized gain	-	(1,177,808)
Total distributions	-	(2,345,413)
Share transactions Proceeds from sales of shares	149,951,205	125,782,043
Reinvestment of distributions	-	2,273,089
Cost of shares redeemed	(34,502,902)	(145,769,203)
Net increase (decrease) in net assets resulting from share transactions	115,448,303	(17,714,071)
Redemption fees	3,426	16,532
Total increase (decrease) in net assets	140,065,625	(22,763,813)

Net Assets
Beginning of period	183,156,640	205,920,453
End of period (including undistributed net investment income of $523,384 and distributions in excess of net investment income of $52,199, respectively)	$ 323,222,265	$ 183,156,640
Other Information Shares
Sold	2,933,544	2,698,656
Issued in reinvestment of distributions	-	50,831
Redeemed	(683,543)	(3,279,398)
Net increase (decrease)	2,250,001	(529,911)

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 48.48	$ 47.80	$ 34.39	$ 18.27	$ 35.30	$ 47.31
Income from Investment Operations
Net investment income (loss) D	.13	.29	.14	.13 G	.06	.01
Net realized and unrealized gain (loss)	5.01	.96 H	13.39	16.12	(16.17)	(5.79)
Total from investment operations	5.14	1.25	13.53	16.25	(16.11)	(5.78)
Distributions from net investment income	-	(.32)	(.12)	(.13)	(.06)	-
Distributions from net realized gain	-	(.25)	-	-	(.86)	(6.23)
Total distributions	-	(.57)	(.12)	(.13)	(.92)	(6.23)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 53.62	$ 48.48	$ 47.80	$ 34.39	$ 18.27	$ 35.30
Total Return B, C	10.60%	2.73%	39.37%	88.96%	(46.75)%	(13.88)%
Ratios to Average Net Assets E, I
Expenses before reductions	.88% A	.90%	.94%	1.08%	1.07%	.99%
Expenses net of fee waivers, if any	.88% A	.90%	.94%	1.08%	1.07%	.99%
Expenses net of all reductions	.88% A	.90%	.94%	1.07%	1.07%	.98%
Net investment income (loss)	.51% A	.64%	.37%	.44% G	.22%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 323,222	$ 183,157	$ 205,920	$ 76,309	$ 26,183	$ 62,141
Portfolio turnover rate F	16% A	85%	76%	40%	39%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	14.6	6.8
Amazon.com, Inc.	14.2	11.2
TJX Companies, Inc.	7.1	5.7
Priceline.com, Inc.	5.2	3.6
AutoZone, Inc.	4.9	3.5
Limited Brands, Inc.	4.4	5.5
O'Reilly Automotive, Inc.	4.0	2.4
Wal-Mart Stores, Inc.	3.7	0.0
Ross Stores, Inc.	3.4	3.9
Lowe's Companies, Inc.	3.2	11.2
	64.7
Top Industries (% of fund's net assets)
As of August 31, 2012
Specialty Retail	59.8%
Internet & Catalog Retail	19.4%
Food & Staples Retailing	5.4%
Textiles, Apparel & Luxury Goods	4.3%
Multiline Retail	4.1%
All Others*	7.0%

As of February 29, 2012
Specialty Retail	60.9%
Internet & Catalog Retail	16.2%
Multiline Retail	11.8%
Textiles, Apparel & Luxury Goods	7.0%
Leisure Equipment & Products	1.4%
All Others*	2.7%

* Includes short-term investments and net other assets.

Semiannual Report

Retailing Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
DISTRIBUTORS - 1.8%
Distributors - 1.8%
LKQ Corp. (a)	265,000	$ 10,001,100
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	34,214	1,599,162
FOOD & STAPLES RETAILING - 5.4%
Food Retail - 0.5%
Susser Holdings Corp. (a)	83,579	2,843,358
Hypermarkets & Super Centers - 4.9%
Costco Wholesale Corp.	68,400	6,694,308
Wal-Mart Stores, Inc.	283,000	20,545,800
		27,240,108
TOTAL FOOD & STAPLES RETAILING		30,083,466
INTERNET & CATALOG RETAIL - 19.4%
Internet Retail - 19.4%
Amazon.com, Inc. (a)	320,100	79,458,423
Priceline.com, Inc. (a)	48,100	29,079,817
		108,538,240
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Google, Inc. Class A (a)	3,960	2,712,956
MULTILINE RETAIL - 4.1%
Department Stores - 1.0%
PPR SA	34,200	5,342,682
General Merchandise Stores - 3.1%
Dollar General Corp. (a)	126,000	6,434,820
Target Corp.	172,221	11,037,644
		17,472,464
TOTAL MULTILINE RETAIL		22,815,146
SOFTWARE - 0.8%
Home Entertainment Software - 0.8%
Take-Two Interactive Software, Inc. (a)	454,000	4,653,500
SPECIALTY RETAIL - 59.8%
Apparel Retail - 22.0%
DSW, Inc. Class A	122,400	7,897,248
Express, Inc. (a)	1,041,397	16,256,207
Fast Retailing Co. Ltd.	13,700	3,206,886
Guess?, Inc.	99,000	2,579,940

	Shares	Value
Inditex SA	61,054	$ 6,789,333
Limited Brands, Inc.	501,698	24,382,523
Ross Stores, Inc.	273,900	18,951,141
The Buckle, Inc. (d)	64,800	2,950,992
TJX Companies, Inc.	872,400	39,947,196
		122,961,466
Automotive Retail - 10.7%
Advance Auto Parts, Inc.	25,881	1,840,657
Asbury Automotive Group, Inc. (a)	303,200	8,395,608
AutoZone, Inc. (a)	75,243	27,210,879
O'Reilly Automotive, Inc. (a)	265,800	22,579,710
		60,026,854
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc.	340,279	6,036,549
Home Improvement Retail - 17.8%
Home Depot, Inc.	1,432,800	81,311,400
Lowe's Companies, Inc.	635,500	18,099,040
		99,410,440
Homefurnishing Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	112,100	7,529,757
Specialty Stores - 6.8%
Dick's Sporting Goods, Inc.	347,000	17,266,720
GNC Holdings, Inc.	201,600	7,832,160
Sally Beauty Holdings, Inc. (a)	369,714	10,167,135
Ulta Salon, Cosmetics & Fragrance, Inc.	31,600	2,970,400
		38,236,415
TOTAL SPECIALTY RETAIL		334,201,481
TEXTILES, APPAREL & LUXURY GOODS - 4.3%
Apparel, Accessories & Luxury Goods - 3.5%
G-III Apparel Group Ltd. (a)	291,000	9,236,340
Hermes International SCA	6,480	1,866,067
Li Ning Co. Ltd.	100,000	47,963
VF Corp.	55,600	8,489,008
		19,639,378
Footwear - 0.8%
NIKE, Inc. Class B	42,700	4,157,272
TOTAL TEXTILES, APPAREL & LUXURY GOODS		23,796,650
TOTAL COMMON STOCKS (Cost $440,143,390)		538,401,701
Convertible Bonds - 0.2%
Principal Amount
SOFTWARE - 0.2%
Home Entertainment Software - 0.2%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (e) (Cost $1,000,000)	$ 1,000,000	906,250
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	17,503,159	$ 17,503,159
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,606,500	1,606,500
TOTAL MONEY MARKET FUNDS (Cost $19,109,659)		19,109,659
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $460,253,049)		558,417,610
NET OTHER ASSETS (LIABILITIES) - 0.0%		186,994
NET ASSETS - 100%		$ 558,604,604
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $906,250 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,423
Fidelity Securities Lending Cash Central Fund	27,869
Total	$ 38,292
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 538,401,701	$ 535,194,815	$ 3,206,886	$ -
Convertible Bonds	906,250	-	906,250	-
Money Market Funds	19,109,659	19,109,659	-	-
Total Investments in Securities:	$ 558,417,610	$ 554,304,474	$ 4,113,136	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,548,360) - See accompanying schedule: Unaffiliated issuers (cost $441,143,390)	$ 539,307,951
Fidelity Central Funds (cost $19,109,659)	19,109,659
Total Investments (cost $460,253,049)		$ 558,417,610
Receivable for investments sold		7,539,053
Receivable for fund shares sold		2,339,599
Dividends receivable		1,519,425
Interest receivable		4,375
Distributions receivable from Fidelity Central Funds		7,049
Other receivables		9,931
Total assets		569,837,042

Liabilities
Payable for investments purchased	$ 8,599,199
Payable for fund shares redeemed	630,207
Accrued management fee	251,363
Other affiliated payables	121,290
Other payables and accrued expenses	23,879
Collateral on securities loaned, at value	1,606,500
Total liabilities		11,232,438

Net Assets		$ 558,604,604
Net Assets consist of:
Paid in capital		$ 461,055,209
Undistributed net investment income		1,248,116
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,863,343)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,164,622
Net Assets, for 8,923,196 shares outstanding		$ 558,604,604
Net Asset Value, offering price and redemption price per share ($558,604,604 ÷ 8,923,196 shares)		$ 62.60

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 2,719,661
Special dividends		640,298
Interest		8,799
Income from Fidelity Central Funds (including $27,869 from security lending)		38,292
Total income		3,407,050

Expenses
Management fee	$ 1,405,423
Transfer agent fees	591,706
Accounting and security lending fees	97,428
Custodian fees and expenses	9,261
Independent trustees' compensation	1,627
Registration fees	49,799
Audit	17,535
Legal	858
Miscellaneous	1,257
Total expenses before reductions	2,174,894
Expense reductions	(19,843)	2,155,051
Net investment income (loss)		1,251,999
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,749,760
Foreign currency transactions	(39,737)
Total net realized gain (loss)		2,710,023
Change in net unrealized appreciation (depreciation) on: Investment securities	30,267,479
Assets and liabilities in foreign currencies	61
Total change in net unrealized appreciation (depreciation)		30,267,540
Net gain (loss)		32,977,563
Net increase (decrease) in net assets resulting from operations		$ 34,229,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,251,999	$ 2,294,727
Net realized gain (loss)	2,710,023	4,508,981
Change in net unrealized appreciation (depreciation)	30,267,540	31,163,378
Net increase (decrease) in net assets resulting from operations	34,229,562	37,967,086
Distributions to shareholders from net investment income	(63,517)	(1,998,613)
Distributions to shareholders from net realized gain	(285,828)	(14,569,913)
Total distributions	(349,345)	(16,568,526)
Share transactions Proceeds from sales of shares	319,585,889	358,193,782
Reinvestment of distributions	338,454	16,017,682
Cost of shares redeemed	(139,985,040)	(218,000,118)
Net increase (decrease) in net assets resulting from share transactions	179,939,303	156,211,346
Redemption fees	41,798	38,912
Total increase (decrease) in net assets	213,861,318	177,648,818

Net Assets
Beginning of period	344,743,286	167,094,468
End of period (including undistributed net investment income of $1,248,116 and undistributed net investment income of $59,634, respectively)	$ 558,604,604	$ 344,743,286
Other Information Shares
Sold	5,263,051	6,700,769
Issued in reinvestment of distributions	5,529	307,489
Redeemed	(2,337,238)	(4,129,046)
Net increase (decrease)	2,931,342	2,879,212

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 57.54	$ 53.68	$ 45.11	$ 26.48	$ 36.57	$ 54.98
Income from Investment Operations
Net investment income (loss) D	.15 G	.49 H	.09	.11	.21	(.01)
Net realized and unrealized gain (loss)	4.95	7.46	9.81	20.74	(10.11)	(10.59)
Total from investment operations	5.10	7.95	9.90	20.85	(9.90)	(10.60)
Distributions from net investment income	(.01)	(.34)	(.01)	(.11)	(.20)	(.22)
Distributions from net realized gain	(.04)	(3.76)	(1.33)	(2.11)	-	(7.60)
Total distributions	(.04) L	(4.10)	(1.34)	(2.22)	(.20)	(7.82)
Redemption fees added to paid in capital D	- K	.01	.01	- K	.01	.01
Net asset value, end of period	$ 62.60	$ 57.54	$ 53.68	$ 45.11	$ 26.48	$ 36.57
Total Return B, C	8.87%	15.70%	22.24%	79.26%	(27.09)%	(21.43)%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.90%	.93%	.96%	1.07%	1.02%
Expenses net of fee waivers, if any	.86% A	.90%	.93%	.96%	1.07%	1.02%
Expenses net of all reductions	.85% A	.88%	.93%	.94%	1.06%	1.02%
Net investment income (loss)	.50% A, G	.93% H	.18%	.27%	.63%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,605	$ 344,743	$ 167,094	$ 137,409	$ 40,335	$ 48,038
Portfolio turnover rate F	153% A	217%	191%	281%	504%	260%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.28 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.04 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.0342 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency Translation. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Automotive Portfolio	$ 92,795,089	$ 19,992,034	$ (7,906,248)	$ 12,085,786
Construction and Housing Portfolio	235,193,757	29,975,599	(9,364,924)	20,610,675
Consumer Discretionary Portfolio	285,216,336	44,921,971	(5,976,046)	38,945,925
Leisure Portfolio	256,660,021	116,908,104	(10,918,884)	105,989,220
Multimedia Portfolio	270,391,145	75,295,158	(3,470,888)	71,824,270
Retailing Portfolio	462,636,425	107,224,556	(11,443,371)	95,781,185

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018
Construction and Housing Portfolio	$ (2,002,826)

	No expiration Short-term	Total capital loss carryfoward
Construction and Housing Portfolio	$ -	$ (2,002,826)
Consumer Discretionary Portfolio	(1,277,741)	(1,277,741)
Multimedia Portfolio	(2,894,857)	(2,894,857)

Certain of the Funds intend to elect to defer to the fiscal year ending February 28, 2013 capital and ordinary losses recognized during the period November 1, 2011 to February 29, 2012. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Automotive Portfolio	$ (3,996,529)	$ -
Construction and Housing Portfolio	-	(52,522)
Leisure Portfolio	(812,452)	-

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	30,409,043	78,272,984
Construction and Housing Portfolio	124,142,764	64,533,327
Consumer Discretionary Portfolio	400,037,707	376,368,318
Leisure Portfolio	213,299,923	275,351,085
Multimedia Portfolio	124,468,021	17,790,853
Retailing Portfolio	538,506,404	372,666,144

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.26%	.56%
Construction and Housing Portfolio	.30%	.26%	.56%
Consumer Discretionary Portfolio	.30%	.26%	.56%
Leisure Portfolio	.30%	.26%	.56%
Multimedia Portfolio	.30%	.26%	.56%
Retailing Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.25%
Construction and Housing Portfolio	.24%
Consumer Discretionary Portfolio	.23%
Leisure Portfolio	.23%
Multimedia Portfolio	.25%
Retailing Portfolio	.23%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 6,339
Construction and Housing Portfolio	4,775
Consumer Discretionary Portfolio	11,897
Leisure Portfolio	10,238
Multimedia Portfolio	5,962
Retailing Portfolio	9,619

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Leisure Portfolio	Borrower	$ 5,494,625.41%		$ 501

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$ 194
Construction and Housing Portfolio	266
Consumer Discretionary Portfolio	401
Leisure Portfolio	637
Multimedia Portfolio	267
Retailing Portfolio	607

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Automotive Portfolio	$ -	$ -
Construction and Housing Portfolio	-	-
Consumer Discretionary Portfolio	-	-
Leisure Portfolio	-	-
Multimedia Portfolio	14,362	987,959
Retailing Portfolio	2,446	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Leisure Portfolio	$ 2,001,750.66%		$ 147

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Automotive Portfolio	$ 1,301	$ -
Construction and Housing Portfolio	1,824	-
Consumer Discretionary Portfolio	13,275	2
Leisure Portfolio	14,333	-
Multimedia Portfolio	1,768	-
Retailing Portfolio	19,843	-

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP Funds Manager 60% Portfolio was the owner of record of approximately 10%, 17%, 38%, and 10% of the total outstanding shares of Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio and Multimedia Portfolio, respectively. In addition, at the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 19%, 14%, and 14% of the total outstanding shares of Consumer Discretionary Portfolio, Multimedia Portfolio, and Retailing Portfolio, respectively. Mutual funds managed by FMR or its affiliates, were the owners of record, in the aggregate, of approximately 35%, 73%, 33%, and 28% of the total outstanding shares of Construction and Housing Portfolio, Consumer Discretionary Portfolio, Multimedia Portfolio, and Retailing Portfolio, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Automotive Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Multimedia Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Automotive Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Construction and Housing Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board noted that there was a portfolio management change for the fund in January 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Consumer Discretionary Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Leisure Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Multimedia Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Retailing Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that there was a change in the fund's portfolio manager in April 2010. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Automotive Portfolio

Construction and Housing Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Discretionary Portfolio

Leisure Portfolio

Semiannual Report

Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

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Fidelity®

Select Portfolios®

Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Chemicals	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Gold	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Materials	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.83%	$ 1,000.00	$ 1,028.90	$ 4.24
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.02	$ 4.23

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	8.7	7.6
E.I. du Pont de Nemours & Co.	7.9	8.4
Praxair, Inc.	7.9	8.3
Eastman Chemical Co.	6.6	4.5
LyondellBasell Industries NV Class A	6.6	5.2
Dow Chemical Co.	6.5	6.2
Ecolab, Inc.	5.0	5.7
Air Products & Chemicals, Inc.	5.0	4.4
Ashland, Inc.	4.0	3.0
CF Industries Holdings, Inc.	3.9	5.1
	62.1
Top Industries (% of fund's net assets)
As of August 31, 2012
Chemicals	90.2%
Energy Equipment & Services	1.6%
Marine	0.7%
Commercial Services & Supplies	0.2%
All Others*	7.3%

As of February 29, 2012
Chemicals	89.7%
Oil, Gas & Consumable Fuels	3.9%
Marine	1.4%
Energy Equipment & Services	1.1%
Commercial Services & Supplies	0.4%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CHEMICALS - 90.2%
Commodity Chemicals - 4.3%
Arkema SA	78,200	$ 6,657,002
PetroLogistics LP	759,400	9,712,726
Westlake Chemical Corp. (d)	310,585	21,362,036
		37,731,764
Diversified Chemicals - 23.2%
Dow Chemical Co.	1,942,038	56,921,134
E.I. du Pont de Nemours & Co.	1,400,000	69,650,000
Eastman Chemical Co.	1,048,600	57,945,636
PPG Industries, Inc.	172,100	18,934,442
		203,451,212
Fertilizers & Agricultural Chemicals - 15.1%
CF Industries Holdings, Inc.	167,353	34,643,745
Monsanto Co.	870,640	75,841,450
The Mosaic Co.	374,542	21,689,727
		132,174,922
Industrial Gases - 12.9%
Air Products & Chemicals, Inc.	522,700	43,164,566
Praxair, Inc.	657,407	69,356,439
		112,521,005
Specialty Chemicals - 34.7%
Albemarle Corp.	280,102	15,329,982
Ashland, Inc.	471,100	34,687,093
Celanese Corp. Class A	93,100	3,562,006
Cytec Industries, Inc.	270,143	18,496,691
Ecolab, Inc.	676,599	43,322,634
Innophos Holdings, Inc.	234,108	11,070,967
Innospec, Inc. (a)	115,746	3,641,369
Kraton Performance Polymers, Inc. (a)	227,496	4,879,789
LyondellBasell Industries NV Class A	1,176,678	57,468,954
NewMarket Corp.	10,000	2,461,200
Rockwood Holdings, Inc.	256,846	12,159,090
Sherwin-Williams Co.	197,700	28,286,916
Sigma Aldrich Corp.	406,400	28,866,592
Valspar Corp.	202,300	10,790,682
W.R. Grace & Co. (a)	491,984	28,416,996
		303,440,961
TOTAL CHEMICALS		789,319,864
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	549,240	874,939
Swisher Hygiene, Inc. (Canada) (a)	559,700	990,670
		1,865,609

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.6%
Oil & Gas Drilling - 1.6%
Ocean Rig UDW, Inc. (United States)	540,424	$ 9,041,294
Seadrill Ltd.	120,600	4,971,132
		14,012,426
MARINE - 0.5%
Marine - 0.5%
DryShips, Inc. (a)(d)	1,901,920	4,165,205
TOTAL COMMON STOCKS (Cost $656,594,723)		809,363,104
Convertible Bonds - 0.2%
Principal Amount
MARINE - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $2,437,149)	$ 2,790,000	2,172,713
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	67,631,997	67,631,997
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	18,044,179	18,044,179
TOTAL MONEY MARKET FUNDS (Cost $85,676,176)		85,676,176
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $744,708,048)		897,211,993
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(22,212,149)
NET ASSETS - 100%		$ 874,999,844
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 43,314
Fidelity Securities Lending Cash Central Fund	98,689
Total	$ 142,003
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 809,363,104	$ 808,488,165	$ 874,939	$ -
Convertible Bonds	2,172,713	-	2,172,713	-
Money Market Funds	85,676,176	85,676,176	-	-
Total Investments in Securities:	$ 897,211,993	$ 894,164,341	$ 3,047,652	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,742,959) - See accompanying schedule: Unaffiliated issuers (cost $659,031,872)	$ 811,535,817
Fidelity Central Funds (cost $85,676,176)	85,676,176
Total Investments (cost $744,708,048)		$ 897,211,993
Receivable for investments sold		302,061
Receivable for fund shares sold		595,750
Dividends receivable		1,516,469
Interest receivable		34,875
Distributions receivable from Fidelity Central Funds		15,189
Other receivables		3,313
Total assets		899,679,650

Liabilities
Payable for investments purchased	$ 3,516,079
Payable for fund shares redeemed	2,506,658
Accrued management fee	407,080
Other affiliated payables	181,715
Other payables and accrued expenses	24,095
Collateral on securities loaned, at value	18,044,179
Total liabilities		24,679,806

Net Assets		$ 874,999,844
Net Assets consist of:
Paid in capital		$ 715,778,494
Undistributed net investment income		5,030,581
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,686,378
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,504,391
Net Assets, for 7,754,738 shares outstanding		$ 874,999,844
Net Asset Value, offering price and redemption price per share ($874,999,844 ÷ 7,754,738 shares)		$ 112.83

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 8,276,081
Interest		138,898
Income from Fidelity Central Funds		142,003
Total income		8,556,982

Expenses
Management fee	$ 2,376,976
Transfer agent fees	951,093
Accounting and security lending fees	147,364
Custodian fees and expenses	8,300
Independent trustees' compensation	2,858
Registration fees	46,475
Audit	17,760
Legal	1,610
Miscellaneous	4,707
Total expenses before reductions	3,557,143
Expense reductions	(33,936)	3,523,207
Net investment income (loss)		5,033,775
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,851,165
Foreign currency transactions	28,904
Total net realized gain (loss)		15,880,069
Change in net unrealized appreciation (depreciation) on: Investment securities	576,643
Assets and liabilities in foreign currencies	(10,081)
Total change in net unrealized appreciation (depreciation)		566,562
Net gain (loss)		16,446,631
Net increase (decrease) in net assets resulting from operations		$ 21,480,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,033,775	$ 5,722,596
Net realized gain (loss)	15,880,069	15,241,817
Change in net unrealized appreciation (depreciation)	566,562	35,952,257
Net increase (decrease) in net assets resulting from operations	21,480,406	56,916,670
Distributions to shareholders from net investment income	(626,746)	(4,429,446)
Distributions to shareholders from net realized gain	(5,844,599)	-
Total distributions	(6,471,345)	(4,429,446)
Share transactions Proceeds from sales of shares	180,819,177	571,810,704
Reinvestment of distributions	6,285,353	4,296,838
Cost of shares redeemed	(188,670,287)	(459,470,250)
Net increase (decrease) in net assets resulting from share transactions	(1,565,757)	116,637,292
Redemption fees	17,396	82,316
Total increase (decrease) in net assets	13,460,700	169,206,832

Net Assets
Beginning of period	861,539,144	692,332,312
End of period (including undistributed net investment income of $5,030,581 and undistributed net investment income of $623,552, respectively)	$ 874,999,844	$ 861,539,144
Other Information Shares
Sold	1,637,935	5,550,618
Issued in reinvestment of distributions	57,223	45,627
Redeemed	(1,735,468)	(4,666,200)
Net increase (decrease)	(40,310)	930,045

Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008J
Selected Per-Share Data
Net asset value, beginning of period	$ 110.52	$ 100.85	$ 75.43	$ 42.74	$ 81.31	$ 70.60
Income from Investment Operations
Net investment income (loss)E	.64	.76	.69	1.00 H	.73	.85
Net realized and unrealized gain (loss)	2.53	9.52	27.20	32.77	(38.63)	12.80
Total from investment operations	3.17	10.28	27.89	33.77	(37.90)	13.65
Distributions from net investment income	(.08)	(.62)	(.57)	(1.08)	(.68)	(.49)
Distributions from net realized gain	(.77)	-	(1.91)	-	(.02)	(2.46)
Total distributions	(.86)L	(.62)	(2.47)M	(1.08)	(.70)	(2.95)
Redemption fees added to paid in capitalE	-K	.01	-K	-K	.03	.01
Net asset value, end of period	$ 112.83	$ 110.52	$ 100.85	$ 75.43	$ 42.74	$ 81.31
Total ReturnB, C, D	2.89%	10.31%	37.74%	79.15%	(46.68)%	19.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	.83%A	.85%	.90%	.96%	.91%	.93%
Expenses net of fee waivers, if any	.83%A	.85%	.90%	.96%	.91%	.93%
Expenses net of all reductions	.83%A	.84%	.89%	.95%	.90%	.93%
Net investment income (loss)	1.18%A	.77%	.84%	1.53%H	1.05%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,000	$ 861,539	$ 692,332	$ 417,761	$ 243,144	$ 320,835
Portfolio turnover rateG	53%A	119%	108%	228%	201%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.86 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.774 per share. M Total distributions of $2.47 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $1.905 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs) futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 157,621,903
Gross unrealized depreciation	(16,631,825)
Net unrealized appreciation (depreciation) on securities and other investments	$ 140,990,078

Tax cost	$ 756,221,915

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $212,610,796 and $248,016,435, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,718 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,178 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $98,689. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,879 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 10% of the total outstanding shares of the Fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.17%
Actual		$ 1,000.00	$ 833.80	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.44%
Actual		$ 1,000.00	$ 832.60	$ 6.65
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class B	1.92%
Actual		$ 1,000.00	$ 830.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.92%
Actual		$ 1,000.00	$ 830.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Gold	.92%
Actual		$ 1,000.00	$ 834.90	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Institutional Class	.83%
Actual		$ 1,000.00	$ 835.20	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	13.0	12.2
Barrick Gold Corp.	11.1	11.9
Newmont Mining Corp.	8.1	9.0
Newcrest Mining Ltd.	6.9	8.4
Yamana Gold, Inc.	4.5	3.9
AngloGold Ashanti Ltd. sponsored ADR	4.3	5.1
Randgold Resources Ltd. sponsored ADR	4.0	3.6
Gold Bullion	3.7	1.0
Kinross Gold Corp.	3.6	4.0
Eldorado Gold Corp.	3.6	2.7
	62.8
Top Industries (% of fund's net assets)
As of August 31, 2012
Gold	94.7%
Commodities & Related Investments**	3.8%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.3%
Coal & Consumable Fuels	0.2%
All Others*	0.3%

As of February 29, 2012
Gold	97.5%
Commodities & Related Investments**	1.0%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.2%
Coal & Consumable Fuels	0.1%
Specialty Stores	0.0%
All Others*	0.3%

* Includes short-term investments and net other assets.
** Includes gold bullion and/or silver bullion.
Geographic Diversification (% of fund's net assets)
As of August 31, 2012
Canada	58.4%
United States of America	15.6%
Australia	9.9%
South Africa	8.8%
Bailiwick of Jersey	4.9%
Peru	1.2%
United Kingdom	0.6%
China	0.5%
Bermuda	0.1%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2012
Canada	55.8%
United States of America	12.7%
Australia	11.5%
South Africa	10.3%
Bailiwick of Jersey	4.5%
China	2.3%
Peru	2.1%
United Kingdom	0.8%
Bermuda	0.0%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 9.9%
METALS & MINING - 9.9%
Gold - 9.9%
ABM Resources NL (a)	2,300,000	$ 106,931
Alkane Resources Ltd.	195,000	199,450
Ampella Mining Ltd. (a)(d)	1,230,000	660,803
Azumah Resources Ltd. (a)	843,984	108,995
Beadell Resources Ltd. (a)	2,204,000	1,776,109
CGA Mining Ltd.:
(Australia) (a)	18,920	40,267
(Canada) (a)	525,000	1,288,866
Evolution Mining Ltd. (a)	2,258,235	3,627,964
Focus Minerals Ltd. (a)	2,300,000	90,297
Gold One International Ltd. (a)	90,277	37,774
Gryphon Minerals Ltd. (a)	2,707,692	1,748,408
Integra Mining Ltd. (a)	1,415,000	687,096
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,616,653
(Canada) (a)	320,000	97,388
Kingsgate Consolidated NL (d)	2,908,274	12,860,044
Kula Gold Ltd. (a)	31,245	15,172
Marengo Mining Ltd. (a)	560,000	69,428
Medusa Mining Ltd.	2,552,885	13,108,440
Newcrest Mining Ltd.	9,560,792	243,486,101
Papillon Resources Ltd. (a)(d)	130,000	150,427
Perseus Mining Ltd.:
(Australia) (a)	5,504,308	13,932,601
(Canada) (a)	1,300,000	3,494,801
Ramelius Resources Ltd. (a)	980,000	415,120
Red 5 Ltd. (a)	475,000	679,684
Regis Resources Ltd. (a)	5,143,292	25,187,375
Resolute Mining Ltd. (a)	4,911,661	7,484,862
Saracen Mineral Holdings Ltd. (a)	735,000	265,778
Silver Lake Resources Ltd. (a)(d)	1,061,000	3,255,631
St Barbara Ltd. (a)(d)	5,059,676	7,736,558
Tanami Gold NL (a)(d)	130,000	114,163
Troy Resources NL (a)(f)	734,826	3,265,065
		348,608,251
Bailiwick of Jersey - 4.9%
METALS & MINING - 4.9%
Gold - 4.9%
Centamin PLC (a)	12,211,900	15,415,579
Lydian International Ltd. (a)	170,000	413,898
Polyus Gold International Ltd. sponsored GDR	5,848,190	17,720,016
Randgold Resources Ltd. sponsored ADR	1,359,067	139,943,129
		173,492,622

	Shares	Value
Bermuda - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Continental Gold Ltd. (a)	450,100	$ 3,433,682
G-Resources Group Ltd. (a)	12,891,000	590,038
		4,023,720
Canada - 58.4%
METALS & MINING - 58.4%
Diversified Metals & Mining - 0.3%
Copper Mountain Mining Corp. (a)	97,000	257,814
East Asia Minerals Corp. (a)	5,000	812
Eastmain Resources, Inc. (a)	10,000	9,029
Kimber Resources, Inc. (a)(e)	16,100	11,433
Kimber Resources, Inc. (a)(e)(f)	5,832,000	4,141,415
NovaCopper, Inc. (a)(d)	488,333	1,223,619
Sabina Gold & Silver Corp. (a)	465,000	1,551,965
Turquoise Hill Resources Ltd. (a)	350,750	2,818,098
		10,014,185
Gold - 57.5%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,135,400	103,136,083
Alacer Gold Corp. (a)	3,409,063	20,473,399
Alamos Gold, Inc.	1,948,800	36,633,288
Argonaut Gold, Inc. (a)	1,084,800	10,014,385
ATAC Resources Ltd. (a)	67,200	175,882
Aura Minerals, Inc. (a)	10,000	4,109
AuRico Gold, Inc. (a)	3,978,563	27,647,128
Aurizon Mines Ltd. (a)	2,366,900	9,628,475
Avion Gold Corp. (a)	5,290,000	3,756,531
B2Gold Corp. (a)	6,022,400	23,032,664
Banro Corp. (a)	3,713,482	15,972,776
Barrick Gold Corp. (d)	10,139,019	390,955,224
Belo Sun Mining Corp. (a)	405,000	480,700
Canaco Resources, Inc. (a)	710,100	252,128
Canaco Resources, Inc. (a)(f)	561,600	199,401
Centerra Gold, Inc.	2,042,200	15,537,915
Claude Resources, Inc. (a)	40,000	28,405
Colossus Minerals, Inc. (a)	1,591,100	7,102,044
Detour Gold Corp. (a)	818,800	20,599,787
Detour Gold Corp. (a)(f)	785,900	19,772,072
Eldorado Gold Corp.	9,506,708	126,241,753
Exeter Resource Corp. (a)	272,300	483,414
Franco-Nevada Corp. (d)	1,689,900	87,670,795
Gabriel Resources Ltd. (a)	725,000	1,698,960
Goldcorp, Inc. (d)	11,229,100	461,011,083
Golden Predator Corp. (a)	5,000	1,725
GoldQuest Mining Corp. (a)	340,000	538,067
Gran Colombia Gold Corp. (a)	1,765,000	599,822
Great Basin Gold Ltd. (a)(d)	1,447,298	278,962
Guyana Goldfields, Inc. (a)	1,176,400	3,126,724
Guyana Goldfields, Inc. (a)(f)	155,000	411,971
IAMGOLD Corp.	4,873,200	63,723,609
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
International Minerals Corp.:
(Canada) (a)	157,100	$ 838,292
(Switzerland) (a)	15,000	78,716
International Tower Hill Mines Ltd. (a)	546,700	1,597,257
Keegan Resources, Inc. (a)	35,000	129,597
Kinross Gold Corp.	14,498,891	128,846,346
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	617,118
Kirkland Lake Gold, Inc. (a)	906,000	12,527,294
Lake Shore Gold Corp. (a)	3,961,600	4,018,869
Midas Gold Corp. (a)	15,000	39,564
New Gold, Inc. (a)	6,990,855	77,443,709
Novagold Resources, Inc. (a)(d)	2,930,000	13,672,838
OceanaGold Corp. (a)	1,610,000	4,246,513
Orezone Gold Corp. (a)(d)	312,100	585,732
Orvana Minerals Corp. (a)(d)	10,000	9,029
Osisko Mining Corp. (a)	2,641,500	25,644,591
Osisko Mining Corp. (a)(f)	3,000,000	29,125,032
Pilot Gold, Inc. (a)	131,250	139,805
Premier Gold Mines Ltd. (a)	4,142,500	21,768,349
Pretium Resources, Inc. (a)	200,000	2,960,183
Pretium Resources, Inc. (a)(f)	225,000	3,330,205
Pretium Resources, Inc. (a)(g)	225,000	3,330,205
Primero Mining Corp. (a)	504,300	2,281,692
Queenston Mining, Inc. (a)	659,900	2,202,456
Rainy River Resources Ltd. (a)	1,882,500	8,880,167
Richmont Mines, Inc. (a)	30,000	125,082
Romarco Minerals, Inc. (a)	9,968,000	8,291,920
Romarco Minerals, Inc. (a)(f)	5,900,000	4,907,938
Rubicon Minerals Corp. (a)	2,851,352	9,979,370
San Gold Corp. (a)	4,634,400	3,620,074
Seabridge Gold, Inc. (a)	601,905	10,105,983
SEMAFO, Inc.	4,346,900	16,404,228
St. Andrew Goldfields Ltd. (a)	360,000	158,864
Sulliden Gold Corp. Ltd. (a)	1,700,400	2,380,474
Teranga Gold Corp. (a)	35,000	71,367
Teranga Gold Corp. CDI unit (a)	3,430,974	6,947,633
Timmins Gold Corp. (a)	105,000	264,164
Torex Gold Resources, Inc. (a)	8,097,500	14,786,203
Yamana Gold, Inc.	9,348,100	159,887,361
		2,033,433,501
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	6,000	48,085
Dalradian Resources, Inc. (a)	46,000	48,998
Kaminak Gold Corp. Class A (a)	20,000	35,709
Pan American Silver Corp.	563,487	9,894,963

	Shares	Value
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	$ 175,039
Silver Wheaton Corp.	150,700	5,210,100
Silvercorp Metals, Inc.	37,500	220,644
Tahoe Resources, Inc. (a)	225,500	4,108,527
		19,742,065
TOTAL METALS & MINING		2,063,189,751
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
China Precious Metal Resources Holdings Co. Ltd. (a)	3,652,000	640,375
Endeavour Mining Corp. (a)(d)	348,000	699,001
		1,339,376
China - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,099,650	4,100,389
Zijin Mining Group Co. Ltd. (H Shares)	43,164,000	13,523,620
		17,624,009
Netherlands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nord Gold NV GDR (Reg. S) (a)	15,000	66,000
Peru - 1.2%
METALS & MINING - 1.2%
Gold - 1.2%
Compania de Minas Buenaventura SA sponsored ADR	1,162,500	40,292,250
South Africa - 8.8%
METALS & MINING - 8.8%
Gold - 8.8%
AngloGold Ashanti Ltd. sponsored ADR	4,802,952	153,214,169
Gold Fields Ltd.	55,000	673,078
Gold Fields Ltd. sponsored ADR	9,021,026	111,139,040
Harmony Gold Mining Co. Ltd.	1,484,000	12,477,370
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,881,800	33,150,572
		310,654,229
Sweden - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nordic Mines AB (a)	20,000	24,161
Common Stocks - continued
	Shares	Value
Turkey - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Koza Altin Isletmeleri A/S	5,000	$ 98,395
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,338,763	9,440,477
Allied Gold Mining PLC (a)	615,000	1,386,669
Patagonia Gold PLC (a)(d)	260,000	112,499
Petropavlovsk PLC	2,100,929	11,605,805
		22,545,450
United States of America - 11.5%
METALS & MINING - 11.3%
Gold - 11.2%
Allied Nevada Gold Corp. (a)	1,346,300	43,862,454
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,463,556
Gold Resource Corp. (d)	30,000	568,800
Newmont Mining Corp.	5,646,850	286,182,358
Royal Gold, Inc. (d)	731,313	64,370,170
		396,447,338
Precious Metals & Minerals - 0.1%
Coeur d'Alene Mines Corp. (a)	15,000	344,850
McEwen Mining, Inc. (a)(d)	705,100	2,792,196
		3,137,046
TOTAL METALS & MINING		399,584,384
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	518,000	3,076,920
Peabody Energy Corp.	220,000	4,758,600
		7,835,520
TOTAL UNITED STATES OF AMERICA		407,419,904
TOTAL COMMON STOCKS (Cost $3,027,884,088)		3,389,378,118
Commodities - 3.8%
	Troy Ounces
Gold Bullion (a)	77,500	131,169,525
Silver Bullion (a)	117,000	3,713,580
TOTAL COMMODITIES (Cost $113,075,575)		134,883,105
Money Market Funds - 15.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	8,040,203	$ 8,040,203
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	539,002,014	539,002,014
TOTAL MONEY MARKET FUNDS (Cost $547,042,217)		547,042,217
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $3,688,001,880)		4,071,303,440
NET OTHER ASSETS (LIABILITIES) - (15.2)%		(538,230,937)
NET ASSETS - 100%		$ 3,533,072,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,153,099 or 1.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,330,205 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,626
Fidelity Securities Lending Cash Central Fund	334,629
Total	$ 340,255
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 86,850,463	$ -	$ -	$ 134,852,679
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 11,433
Kimber Resources, Inc. (144A)	6,128,712	-	-	-	4,141,415
Total	$ 6,145,631	$ -	$ -	$ -	$ 4,152,848
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,389,378,118	$ 3,376,052,631	$ 13,325,487	$ -
Commodities	134,883,105	134,883,105	-	-
Money Market Funds	547,042,217	547,042,217	-	-
Total Investments in Securities:	$ 4,071,303,440	$ 4,057,977,953	$ 13,325,487	$ -

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $531,798,267) - See accompanying schedule: Unaffiliated issuers (cost $3,022,586,600)	$ 3,385,225,270
Fidelity Central Funds (cost $547,042,217)	547,042,217
Commodities (cost $113,075,575)	134,883,105
Other affiliated issuers (cost $5,297,488)	4,152,848
Total Investments (cost $3,688,001,880)		$ 4,071,303,440
Cash		4,946
Foreign currency held at value (cost $3)		3
Receivable for fund shares sold		4,841,833
Dividends receivable		2,712,997
Distributions receivable from Fidelity Central Funds		63,556
Other receivables		11,124
Total assets		4,078,937,899

Liabilities
Payable for fund shares redeemed	$ 4,035,091
Accrued management fee	1,569,470
Distribution and service plan fees payable	90,184
Other affiliated payables	917,284
Other payables and accrued expenses	251,353
Collateral on securities loaned, at value	539,002,014
Total liabilities		545,865,396

Net Assets		$ 3,533,072,503
Net Assets consist of:
Paid in capital		$ 3,578,544,855
Accumulated net investment loss		(21,174,752)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(407,604,474)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		383,306,874
Net Assets		$ 3,533,072,503

Consolidated Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,561,933 ÷ 3,345,457 shares)	$ 37.83

Maximum offering price per share (100/94.25 of $37.83)	$ 40.14
Class T: Net Asset Value and redemption price per share ($31,828,989 ÷ 848,774 shares)	$ 37.50

Maximum offering price per share (100/96.50 of $37.50)	$ 38.86
Class B: Net Asset Value and offering price per share ($14,241,834 ÷ 387,566 shares)A	$ 36.75

Class C: Net Asset Value and offering price per share ($50,719,638 ÷ 1,386,025 shares)A	$ 36.59

Gold: Net Asset Value, offering price and redemption price per share ($3,162,334,752 ÷ 82,426,980 shares)	$ 38.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,385,357 ÷ 3,846,964 shares)	$ 38.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio
Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 25,419,413
Interest		6
Income from Fidelity Central Funds		340,255
Total income		25,759,674

Expenses
Management fee	$ 9,864,481
Transfer agent fees	5,153,104
Distribution and service plan fees	571,059
Accounting and security lending fees	739,772
Custodian fees and expenses	267,648
Independent trustees' compensation	11,898
Registration fees	110,314
Audit	20,966
Legal	7,351
Interest	4,841
Miscellaneous	24,740
Total expenses before reductions	16,776,174
Expense reductions	(146,638)	16,629,536
Net investment income (loss)		9,130,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(111,301,818)
Foreign currency transactions	41,154
Total net realized gain (loss)		(111,260,664)
Change in net unrealized appreciation (depreciation) on: Investments	(631,480,473)
Assets and liabilities in foreign currencies	(4,026)
Commodities	5,001,915
Total change in net unrealized appreciation (depreciation)		(626,482,584)
Net gain (loss)		(737,743,248)
Net increase (decrease) in net assets resulting from operations		$ (728,613,110)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,130,138	$ (2,911,115)
Net realized gain (loss)	(111,260,664)	69,474,908
Change in net unrealized appreciation (depreciation)	(626,482,584)	(363,910,363)
Net increase (decrease) in net assets resulting from operations	(728,613,110)	(297,346,570)
Distributions to shareholders from net realized gain	-	(238,750,097)
Share transactions - net increase (decrease)	(113,932,451)	229,358,064
Redemption fees	108,512	461,104
Total increase (decrease) in net assets	(842,437,049)	(306,277,499)

Net Assets
Beginning of period	4,375,509,552	4,681,787,051
End of period (including accumulated net investment loss of $21,174,752 and accumulated net investment loss of $30,304,890, respectively)	$ 3,533,072,503	$ 4,375,509,552

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Income from Investment Operations
Net investment income (loss) E	.06	(.13)	(.30)	(.25)	(.15)	(.15)
Net realized and unrealized gain (loss)	(7.60)	(2.83)	15.28	11.00	(15.44)	15.00
Total from investment operations	(7.54)	(2.96)	14.98	10.75	(15.59)	14.85
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	(2.59)	(4.57)	(.71)	(.17)	(5.01)
Total distributions	-	(2.59)	(4.57)	(.71)	(.17)	(5.20)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 37.83	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19
Total Return B, C, D	(16.62)%	(6.24)%	36.99%	35.19%	(33.81)%	44.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.14%	1.16%	1.21%	1.21%	1.17%
Expenses net of fee waivers, if any	1.17% A	1.14%	1.15%	1.19%	1.19%	1.17%
Expenses net of all reductions	1.17% A	1.14%	1.14%	1.17%	1.15%	1.13%
Net investment income (loss)	.30% A	(.28)%	(.63)%	(.63)%	(.45)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,562	$ 152,969	$ 149,178	$ 82,413	$ 39,144	$ 26,620
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Income from Investment Operations
Net investment income (loss) E	.01	(.27)	(.43)	(.36)	(.24)	(.25)
Net realized and unrealized gain (loss)	(7.55)	(2.80)	15.21	10.96	(15.42)	15.05
Total from investment operations	(7.54)	(3.07)	14.78	10.60	(15.66)	14.80
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	(2.57)	(4.45)	(.63)	(.17)	(4.97)
Total distributions	-	(2.57)	(4.45)	(.63)	(.17)	(5.13)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 37.50	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17
Total Return B, C, D	(16.74)%	(6.49)%	36.62%	34.79%	(33.98)%	44.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.43%	1.44%	1.51%	1.47%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.42%	1.42%	1.49%	1.45%	1.43%
Expenses net of all reductions	1.44% A	1.42%	1.42%	1.47%	1.41%	1.39%
Net investment income (loss)	.03% A	(.57)%	(.90)%	(.93)%	(.71)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,829	$ 40,664	$ 45,846	$ 26,256	$ 15,284	$ 11,334
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Income from Investment Operations
Net investment income (loss) E	(.08)	(.49)	(.66)	(.55)	(.40)	(.45)
Net realized and unrealized gain (loss)	(7.41)	(2.76)	15.02	10.84	(15.34)	14.95
Total from investment operations	(7.49)	(3.25)	14.36	10.29	(15.74)	14.50
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	(2.53)	(4.21)	(.51)	(.17)	(4.84)
Total distributions	-	(2.53)	(4.21)	(.51)	(.17)	(5.00)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.02	.01
Net asset value, end of period	$ 36.75	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97
Total Return B, C, D	(16.93)%	(6.95)%	35.97%	34.12%	(34.30)%	43.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.90%	1.93%	2.00%	1.97%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.92%	1.98%	1.95%	1.93%
Expenses net of all reductions	1.92% A	1.90%	1.91%	1.96%	1.89%	1.90%
Net investment income (loss)	(.45)% A	(1.04)%	(1.39)%	(1.42)%	(1.20)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,242	$ 20,894	$ 26,837	$ 18,340	$ 8,421	$ 6,869
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.47)	(.64)	(.53)	(.39)	(.45)
Net realized and unrealized gain (loss)	(7.38)	(2.76)	14.98	10.80	(15.30)	14.91
Total from investment operations	(7.46)	(3.23)	14.34	10.27	(15.69)	14.46
Distributions from net investment income	-	-	-	-	-	(.17)
Distributions from net realized gain	-	(2.53)	(4.28)	(.53)	(.17)	(4.89)
Total distributions	-	(2.53)	(4.28)	(.53)	(.17)	(5.06)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 36.59	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85
Total Return B, C, D	(16.94)%	(6.93)%	36.01%	34.15%	(34.30)%	43.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.87%	1.89%	1.97%	1.97%	1.92%
Expenses net of fee waivers, if any	1.92% A	1.87%	1.88%	1.95%	1.95%	1.92%
Expenses net of all reductions	1.92% A	1.87%	1.87%	1.93%	1.89%	1.89%
Net investment income (loss)	(.45)% A	(1.01)%	(1.35)%	(1.39)%	(1.20)%	(1.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,720	$ 67,996	$ 72,431	$ 38,624	$ 17,544	$ 10,835
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54
Income from Investment Operations
Net investment income (loss) D	.10	(.02)	(.18)	(.16)	(.04)	(.02)
Net realized and unrealized gain (loss)	(7.69)	(2.85)	15.43	11.10	(15.51)	15.05
Total from investment operations	(7.59)	(2.87)	15.25	10.94	(15.55)	15.03
Distributions from net investment income	-	-	-	-	-	(.18)
Distributions from net realized gain	-	(2.61)	(4.67)	(.77)	(.17)	(5.03)
Total distributions	-	(2.61)	(4.67)	(.77)	(.17)	(5.21)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 38.37	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37
Total Return B, C	(16.51)%	(6.00)%	37.35%	35.52%	(33.59)%	45.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.89%	.91%	.98%	.89%	.85%
Expenses net of fee waivers, if any	.92% A	.89%	.90%	.96%	.87%	.85%
Expenses net of all reductions	.92% A	.89%	.89%	.94%	.86%	.81%
Net investment income (loss)	.55% A	(.03)%	(.37)%	(.40)%	(.13)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,162,335	$ 3,924,439	$ 4,250,249	$ 2,839,664	$ 1,881,600	$ 2,381,114
Portfolio turnover rate F	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Income from Investment Operations
Net investment income (loss) D	.12	.02	(.15)	(.15)	(.05)	(.01)
Net realized and unrealized gain (loss)	(7.68)	(2.85)	15.41	11.08	(15.49)	15.03
Total from investment operations	(7.56)	(2.83)	15.26	10.93	(15.54)	15.02
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	(2.62)	(4.72)	(.82)	(.17)	(5.04)
Total distributions	-	(2.62)	(4.72)	(.82)	(.17)	(5.23)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 38.31	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34
Total Return B, C	(16.48)%	(5.94)%	37.45%	35.50%	(33.59)%	45.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.82%	.85%	.95%	.91%	.83%
Expenses net of fee waivers, if any	.83% A	.81%	.84%	.93%	.89%	.83%
Expenses net of all reductions	.83% A	.81%	.83%	.91%	.86%	.79%
Net investment income (loss)	.64% A	.04%	(.31)%	(.37)%	(.14)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,385	$ 168,548	$ 137,246	$ 38,037	$ 6,070	$ 3,174
Portfolio turnover rate F	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2012, the Fund held $134,852,679 in the Subsidiary, representing 3.8% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 515,696,261
Gross unrealized depreciation	(433,498,682)
Net unrealized appreciation (depreciation) on securities and other investments	$ 82,197,579

Tax cost	$ 3,989,075,435

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $290,608,518 and $389,268,652, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its net assets. Under the management contract, FMR pays all other expenses of the Subsidiary, except custodian fees.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 156,314	$ 1,629
Class T	.25%	.25%	79,192	-
Class B	.75%	.25%	75,203	56,402
Class C	.75%	.25%	260,350	39,833
			$ 571,059	$ 97,864

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,538
Class T	6,049
Class B*	23,856
Class C*	3,522
$ 60,965

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 186,709.30
Class T	50,381.32
Class B	22,493.30
Class C	76,952.30
Gold	4,672,489.30
Institutional Class	144,080.21
	$ 5,153,104

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,611 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,128,575.41%		$ 4,148

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,517 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $426,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $334,629, including $15,383 from securities loaned to FCM.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,452,333. The weighted average interest rate was .64%. The interest expense amounted to $693 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $120,205. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,120 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $313.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net realized gain
Class A	$ -	$ 7,834,928
Class T	-	2,382,367
Class B	-	1,303,107
Class C	-	3,798,844
Gold	-	215,607,839
Institutional Class	-	7,823,012
Total	$ -	$ 238,750,097

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	855,307	1,589,102	$ 32,193,547	$ 76,690,664
Reinvestment of distributions	-	145,713	-	7,265,756
Shares redeemed	(881,215)	(1,293,053)	(33,147,004)	(61,867,749)
Net increase (decrease)	(25,908)	441,762	$ (953,457)	$ 22,088,671
Class T
Shares sold	125,633	326,122	$ 4,595,848	$ 15,663,258
Reinvestment of distributions	-	46,446	-	2,308,310
Shares redeemed	(179,763)	(374,234)	(6,587,924)	(17,626,829)
Net increase (decrease)	(54,130)	(1,666)	$ (1,992,076)	$ 344,739
Class B
Shares sold	9,231	55,740	$ 336,945	$ 2,638,278
Reinvestment of distributions	-	22,881	-	1,122,370
Shares redeemed	(93,976)	(142,844)	(3,506,846)	(6,672,300)
Net increase (decrease)	(84,745)	(64,223)	$ (3,169,901)	$ (2,911,652)
Class C
Shares sold	142,812	510,073	$ 5,081,885	$ 24,191,165
Reinvestment of distributions	-	63,636	-	3,100,723
Shares redeemed	(300,277)	(484,293)	(10,819,907)	(22,585,009)
Net increase (decrease)	(157,465)	89,416	$ (5,738,022)	$ 4,706,879
Gold
Shares sold	12,217,076	30,555,727	$ 461,041,057	$ 1,483,101,053
Reinvestment of distributions	-	4,125,294	-	208,463,091
Shares redeemed	(15,184,970)	(31,912,749)	(569,825,690)	(1,536,990,789)
Net increase (decrease)	(2,967,894)	2,768,272	$ (108,784,633)	$ 154,573,355
Institutional Class
Shares sold	650,993	1,664,357	$ 24,357,064	$ 81,430,250
Reinvestment of distributions	-	146,226	-	7,344,695
Shares redeemed	(478,376)	(810,698)	(17,651,426)	(38,218,873)
Net increase (decrease)	172,617	999,885	$ 6,705,638	$ 50,556,072

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.13%
Actual		$ 1,000.00	$ 989.70	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.42%
Actual		$ 1,000.00	$ 988.30	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.91%
Actual		$ 1,000.00	$ 985.90	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.89%
Actual		$ 1,000.00	$ 985.80	$ 9.46
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Materials	.86%
Actual		$ 1,000.00	$ 991.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Institutional Class	.85%
Actual		$ 1,000.00	$ 991.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.3	8.1
Monsanto Co.	8.1	6.6
Air Products & Chemicals, Inc.	5.7	5.2
LyondellBasell Industries NV Class A	4.2	3.5
Eastman Chemical Co.	3.8	2.2
PPG Industries, Inc.	3.6	2.2
Ecolab, Inc.	3.5	3.8
Sherwin-Williams Co.	3.2	2.4
Rock-Tenn Co. Class A	3.2	2.5
Freeport-McMoRan Copper & Gold, Inc.	2.8	2.7
	46.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Chemicals	62.5%
Metals & Mining	19.5%
Containers & Packaging	8.6%
Construction Materials	1.5%
Paper & Forest Products	1.2%
All Others*	6.7%

As of February 29, 2012
Chemicals	65.0%
Metals & Mining	20.1%
Containers & Packaging	8.0%
Food Products	1.0%
Electrical Equipment	0.6%
All Others*	5.3%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CHEMICALS - 62.5%
Commodity Chemicals - 2.5%
Arkema SA	81,801	$ 6,963,548
PetroLogistics LP	707,262	9,045,881
Westlake Chemical Corp. (d)	266,370	18,320,929
		34,330,358
Diversified Chemicals - 18.6%
Dow Chemical Co.	313,213	9,180,273
E.I. du Pont de Nemours & Co.	2,275,817	113,221,891
Eastman Chemical Co.	921,584	50,926,732
FMC Corp.	359,730	19,540,534
Lanxess AG	96,593	7,328,559
Olin Corp.	180,200	3,861,686
PPG Industries, Inc.	446,927	49,170,909
		253,230,584
Fertilizers & Agricultural Chemicals - 11.6%
CF Industries Holdings, Inc.	164,937	34,143,608
Monsanto Co.	1,257,799	109,566,871
Rentech Nitrogen Partners LP	409,909	13,924,609
		157,635,088
Industrial Gases - 5.7%
Air Products & Chemicals, Inc.	935,857	77,283,071
Specialty Chemicals - 24.1%
Albemarle Corp.	427,749	23,410,703
Ashland, Inc.	509,786	37,535,543
Celanese Corp. Class A	525,033	20,087,763
Cytec Industries, Inc.	203,146	13,909,407
Ecolab, Inc.	737,482	47,220,972
Kraton Performance Polymers, Inc. (a)	77,900	1,670,955
LyondellBasell Industries NV Class A	1,163,330	56,817,037
OMNOVA Solutions, Inc. (a)	500,291	3,897,267
Rockwood Holdings, Inc.	311,332	14,738,457
Sherwin-Williams Co.	304,547	43,574,585
Sigma Aldrich Corp.	462,244	32,833,191
W.R. Grace & Co. (a)	570,496	32,951,849
		328,647,729
TOTAL CHEMICALS		851,126,830
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	262,171	417,639
Swisher Hygiene, Inc. (Canada) (a)(d)	1,553,967	2,750,526
		3,168,165
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
Martin Marietta Materials, Inc. (d)	272,511	20,814,390

	Shares	Value
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.4%
Aptargroup, Inc.	552,400	$ 27,979,060
Ball Corp.	795,733	33,556,061
Nampak Ltd.	78,373	252,290
Silgan Holdings, Inc.	285,078	11,953,321
		73,740,732
Paper Packaging - 3.2%
Rock-Tenn Co. Class A	649,333	43,355,964
TOTAL CONTAINERS & PACKAGING		117,096,696
METALS & MINING - 19.5%
Diversified Metals & Mining - 6.5%
Copper Mountain Mining Corp. (a)	1,992,200	5,295,018
First Quantum Minerals Ltd.	1,341,300	25,839,500
Freeport-McMoRan Copper & Gold, Inc.	1,052,624	38,010,253
HudBay Minerals, Inc.	408,700	3,495,147
Iluka Resources Ltd.	78,303	744,268
Turquoise Hill Resources Ltd. (a)(d)	1,899,540	15,261,838
		88,646,024
Gold - 6.6%
Allied Nevada Gold Corp. (a)	261,472	8,518,758
Franco-Nevada Corp.	207,300	10,754,575
Goldcorp, Inc.	457,700	18,790,889
Newmont Mining Corp.	555,189	28,136,979
Royal Gold, Inc.	267,701	23,563,042
		89,764,243
Steel - 6.4%
African Minerals Ltd. (a)	529,923	2,120,424
Carpenter Technology Corp.	386,855	18,282,767
Haynes International, Inc.	232,886	11,353,193
Nucor Corp.	634,535	23,890,243
Reliance Steel & Aluminum Co.	370,602	19,060,061
Steel Dynamics, Inc.	954,009	11,657,990
		86,364,678
TOTAL METALS & MINING		264,774,945
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	297,643	6,438,018
PAPER & FOREST PRODUCTS - 1.2%
Paper Products - 1.2%
International Paper Co.	473,440	16,362,086
TOTAL COMMON STOCKS (Cost $1,083,584,729)		1,279,781,130
Convertible Bonds - 0.6%
	Principal Amount	Value
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	$ 7,861,200
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (e) (Cost $669,841)	670,000	669,873
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	77,412,400	77,412,400
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	19,616,097	19,616,097
TOTAL MONEY MARKET FUNDS (Cost $97,028,497)		97,028,497
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,189,144,267)		1,385,340,700
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(23,673,690)
NET ASSETS - 100%		$ 1,361,667,010
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini Materials Select Sector Index Contracts	Sept. 2012	$ 13,104,000	$ 585,925

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $669,873.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,504
Fidelity Securities Lending Cash Central Fund	177,206
Total	$ 221,710
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,279,781,130	$ 1,279,363,491	$ 417,639	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	669,873	-	669,873	-
Money Market Funds	97,028,497	97,028,497	-	-
Total Investments in Securities:	$ 1,385,340,700	$ 1,376,391,988	$ 1,087,512	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 585,925	$ 585,925	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 585,925	$ -
Total Value of Derivatives	$ 585,925	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.7%
Canada	5.9%
Netherlands	4.2%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,434,991) - See accompanying schedule: Unaffiliated issuers (cost $1,092,115,770)	$ 1,288,312,203
Fidelity Central Funds (cost $97,028,497)	97,028,497
Total Investments (cost $1,189,144,267)		$ 1,385,340,700
Receivable for investments sold		4,349,682
Receivable for fund shares sold		1,765,081
Dividends receivable		2,725,988
Interest receivable		786,120
Distributions receivable from Fidelity Central Funds		29,250
Receivable for daily variation margin on futures contracts		126,001
Other receivables		13,588
Total assets		1,395,136,410

Liabilities
Payable for investments purchased	$ 9,732,173
Payable for fund shares redeemed	3,050,657
Accrued management fee	627,023
Distribution and service plan fees payable	100,292
Other affiliated payables	306,803
Other payables and accrued expenses	36,355
Collateral on securities loaned, at value	19,616,097
Total liabilities		33,469,400

Net Assets		$ 1,361,667,010
Net Assets consist of:
Paid in capital		$ 1,157,341,532
Undistributed net investment income		7,293,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		252,393
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,779,588
Net Assets		$ 1,361,667,010

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($159,241,924 ÷ 2,337,341 shares)	$ 68.13

Maximum offering price per share (100/94.25 of $68.13)	$ 72.29
Class T: Net Asset Value and redemption price per share ($27,882,308 ÷ 411,614 shares)	$ 67.74

Maximum offering price per share (100/96.50 of $67.74)	$ 70.20
Class B: Net Asset Value and offering price per share ($9,924,133 ÷ 148,566 shares)A	$ 66.80

Class C: Net Asset Value and offering price per share ($57,455,649 ÷ 861,994 shares)A	$ 66.65

Materials: Net Asset Value, offering price and redemption price per share ($997,832,433 ÷ 14,593,648 shares)	$ 68.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,330,563 ÷ 1,600,390 shares)	$ 68.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 13,109,631
Interest		316,596
Income from Fidelity Central Funds		221,710
Total income		13,647,937

Expenses
Management fee	$ 3,727,331
Transfer agent fees	1,666,477
Distribution and service plan fees	595,415
Accounting and security lending fees	214,646
Custodian fees and expenses	19,192
Independent trustees' compensation	4,519
Registration fees	90,223
Audit	22,561
Legal	2,614
Miscellaneous	8,676
Total expenses before reductions	6,351,654
Expense reductions	(20,380)	6,331,274
Net investment income (loss)		7,316,663
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,592,171
Foreign currency transactions	9,600
Futures contracts	165,760
Total net realized gain (loss)		11,767,531
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,717,709)
Assets and liabilities in foreign currencies	(2,770)
Futures contracts	(575,410)
Total change in net unrealized appreciation (depreciation)		(36,295,889)
Net gain (loss)		(24,528,358)
Net increase (decrease) in net assets resulting from operations		$ (17,211,695)

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,316,663	$ 11,168,253
Net realized gain (loss)	11,767,531	34,880,798
Change in net unrealized appreciation (depreciation)	(36,295,889)	(65,841,883)
Net increase (decrease) in net assets resulting from operations	(17,211,695)	(19,792,832)
Distributions to shareholders from net investment income	(820,982)	(9,840,737)
Distributions to shareholders from net realized gain	(7,338,384)	(7,461,289)
Total distributions	(8,159,366)	(17,302,026)
Share transactions - net increase (decrease)	(47,316,017)	(18,941,790)
Redemption fees	28,325	99,276
Total increase (decrease) in net assets	(72,658,753)	(55,937,372)

Net Assets
Beginning of period	1,434,325,763	1,490,263,135
End of period (including undistributed net investment income of $7,293,497 and undistributed net investment income of $797,816, respectively)	$ 1,361,667,010	$ 1,434,325,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Income from Investment Operations
Net investment income (loss) E	.30	.40	1.08 H	.30 I	.22	.46
Net realized and unrealized gain (loss)	(1.02)	(.35)	17.40	24.90	(29.46)	8.05
Total from investment operations	(.72)	.05	18.48	25.20	(29.24)	8.51
Distributions from net investment income	(.02)	(.40)	(1.06)	(.32)	(.12)	(.32)
Distributions from net realized gain	(.36)	(.38)	(.01)	-	-	(2.21)
Total distributions	(.38)	(.78)	(1.07)	(.32)	(.12)	(2.53) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 68.13	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00
Total Return B, C, D	(1.03)%	.21%	35.33%	91.25%	(51.30)%	16.79%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13% A	1.13%	1.16%	1.23%	1.21%	1.21%
Expenses net of fee waivers, if any	1.13% A	1.13%	1.16%	1.23%	1.21%	1.21%
Expenses net of all reductions	1.13% A	1.13%	1.15%	1.22%	1.20%	1.21%
Net investment income (loss)	.91% A	.61%	1.81% H	.65% I	.47%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,242	$ 157,781	$ 124,160	$ 52,352	$ 10,796	$ 12,522
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.21	.21	.90 H	.16 I	.10	.32
Net realized and unrealized gain (loss)	(1.02)	(.35)	17.34	24.81	(29.32)	8.00
Total from investment operations	(.81)	(.14)	18.24	24.97	(29.22)	8.32
Distributions from net investment income	-	(.25)	(.92)	(.19)	(.03)	(.21)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.63)	(.92)	(.19)	(.03)	(2.42) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 67.74	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80
Total Return B, C, D	(1.17)%	(.09)%	34.98%	90.70%	(51.43)%	16.45%
Ratios to Average Net Assets F, J
Expenses before reductions	1.42% A	1.42%	1.44%	1.52%	1.46%	1.46%
Expenses net of fee waivers, if any	1.42% A	1.42%	1.44%	1.52%	1.46%	1.46%
Expenses net of all reductions	1.42% A	1.41%	1.43%	1.51%	1.46%	1.46%
Net investment income (loss)	.62% A	.33%	1.54% H	.35% I	.22%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,882	$ 28,290	$ 25,570	$ 14,712	$ 4,944	$ 6,850
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.04	(.11)	.60 H	(.07) I	(.12)	.04
Net realized and unrealized gain (loss)	(1.01)	(.33)	17.13	24.61	(29.13)	7.98
Total from investment operations	(.97)	(.44)	17.73	24.54	(29.25)	8.02
Distributions from net investment income	-	-	(.65)	(.04)	-	(.04)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.38)	(.65)	(.04)	-	(2.25) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 66.80	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59
Total Return B, C, D	(1.41)%	(.57)%	34.29%	89.79%	(51.67)%	15.89%
Ratios to Average Net Assets F, J
Expenses before reductions	1.91% A	1.91%	1.93%	2.02%	1.95%	1.97%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.93%	2.02%	1.95%	1.97%
Expenses net of all reductions	1.91% A	1.91%	1.92%	2.01%	1.95%	1.96%
Net investment income (loss)	.13% A	(.17)%	1.04% H	(.15)% I	(.27)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,924	$ 11,040	$ 13,507	$ 9,538	$ 2,601	$ 4,173
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.05	(.10)	.61 H	(.06) I	(.13)	.04
Net realized and unrealized gain (loss)	(1.02)	(.32)	17.09	24.57	(29.07)	7.97
Total from investment operations	(.97)	(.42)	17.70	24.51	(29.20)	8.01
Distributions from net investment income	-	-	(.72)	(.04)	-	(.12)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.38)	(.72)	(.04)	-	(2.33) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 66.65	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50
Total Return B, C, D	(1.42)%	(.55)%	34.29%	89.82%	(51.66)%	15.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89% A	1.89%	1.93%	2.01%	1.95%	1.96%
Expenses net of fee waivers, if any	1.89% A	1.89%	1.93%	2.01%	1.95%	1.96%
Expenses net of all reductions	1.89% A	1.89%	1.92%	2.00%	1.95%	1.96%
Net investment income (loss)	.15% A	(.15)%	1.04% H	(.13)% I	(.27)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,456	$ 58,296	$ 46,525	$ 20,469	$ 5,509	$ 8,743
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92
Income from Investment Operations
Net investment income (loss) D	.40	.60	1.25 G	.43 H	.38	.64
Net realized and unrealized gain (loss)	(1.03)	(.37)	17.43	24.91	(29.54)	8.01
Total from investment operations	(.63)	.23	18.68	25.34	(29.16)	8.65
Distributions from net investment income	(.05)	(.55)	(1.16)	(.40)	(.20)	(.36)
Distributions from net realized gain	(.36)	(.38)	(.03)	-	-	(2.21)
Total distributions	(.41)	(.93)	(1.19)	(.40)	(.20)	(2.57) M
Redemption fees added to paid in capital D	- L	- L	.01	.01	.01	.01
Net asset value, end of period	$ 68.37	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01
Total Return B, C	(.90)%	.49%	35.70%	91.77%	(51.15)%	17.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.85%	.88%	.96%	.90%	.91%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.96%	.90%	.90%
Expenses net of all reductions	.85% A	.84%	.87%	.94%	.90%	.89%
Net investment income (loss)	1.19% A	.90%	2.10% G	.92% H	.78%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 997,832	$ 1,089,619	$ 1,195,371	$ 604,475	$ 127,551	$ 353,185
Portfolio turnover rate F	59% A	94%	87%	104% J	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..70%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.40	.60	1.28 G	.46 H	.38	.64
Net realized and unrealized gain (loss)	(1.03)	(.36)	17.40	24.89	(29.53)	8.00
Total from investment operations	(.63)	.24	18.68	25.35	(29.15)	8.64
Distributions from net investment income	(.05)	(.56)	(1.19)	(.44)	(.20)	(.36)
Distributions from net realized gain	(.36)	(.38)	(.03)	-	-	(2.21)
Total distributions	(.41)	(.94)	(1.22)	(.44)	(.20)	(2.56) M
Redemption fees added to paid in capital D	- L	- L	.01	.01	.01	.01
Net asset value, end of period	$ 68.31	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00
Total Return B, C	(.90)%	.50%	35.73%	91.79%	(51.15)%	17.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.85% A	.84%	.86%	.94%	.90%	.89%
Expenses net of fee waivers, if any	.85% A	.84%	.86%	.94%	.90%	.89%
Expenses net of all reductions	.84% A	.83%	.85%	.93%	.90%	.89%
Net investment income (loss)	1.20% A	.91%	2.11% G	.94% H	.78%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,331	$ 89,299	$ 85,130	$ 13,670	$ 719	$ 1,820
Portfolio turnover rate F	59% A	94%	87%	104% J	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..72%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 243,843,625
Gross unrealized depreciation	(51,926,650)
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,916,975

Tax cost	$ 1,193,423,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,392,414)
2017	(6,058,499)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (12,554,688)

Included in the $12,554,688 of the Fund's capital loss carryforwards are $12,554,688 of capital loss carryforwards that were acquired from Paper and Forest Products Portfolio when it merged into the fund on June 19, 2009 of which $5,392,414, $6,058,499, $1,022,988 and $80,787 will expire in fiscal 2016, 2017, 2018 and 2019, respectively. Under the Internal Revenue Code, the losses acquired from Paper and Forest Products Portfolio that will be available to offset future capital gains of the Fund will be limited. As a result, at least $8,806,047 of the losses acquired from Paper and Forest Products Portfolio will expire unused.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $165,760 and a change in net unrealized appreciation (depreciation) of $(575,410) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,001,026 and $441,362,804, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 193,343	$ 4,157
Class T	.25%	.25%	67,726	-
Class B	.75%	.25%	50,891	38,168
Class C	.75%	.25%	283,455	75,057
			$ 595,415	$ 117,382

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,366
Class T	3,956
Class B*	12,477
Class C*	8,069
$ 89,868

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 209,289.27
Class T	41,794.31
Class B	15,357.30
Class C	79,578.28
Materials	1,217,432.24
Institutional Class	103,027.23
	$ 1,666,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,913 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,927 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177,206. During the period, there were no securities loaned to FCM.

Semiannual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,361 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 44,699	$ 868,107
Class T	-	100,314
Materials	717,326	8,266,851
Institutional Class	58,957	605,465
Total	$ 820,982	$ 9,840,737
From net realized gain
Class A	$ 851,627	$ 816,536
Class T	148,569	151,869
Class B	57,740	66,321
Class C	319,952	312,224
Materials	5,524,936	5,701,275
Institutional Class	435,560	413,064
Total	$ 7,338,384	$ 7,461,289

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	618,282	1,406,389	$ 41,055,137	$ 95,285,956
Reinvestment of distributions	11,861	23,605	796,737	1,462,799
Shares redeemed	(571,942)	(925,476)	(37,886,137)	(60,145,567)
Net increase (decrease)	58,201	504,518	$ 3,965,737	$ 36,603,188
Class T
Shares sold	57,303	150,265	$ 3,768,331	$ 10,197,019
Reinvestment of distributions	2,151	3,964	143,789	244,682
Shares redeemed	(58,360)	(110,682)	(3,814,694)	(7,174,563)
Net increase (decrease)	1,094	43,547	$ 97,426	$ 3,267,138
Class B
Shares sold	8,702	35,651	$ 565,370	$ 2,318,398
Reinvestment of distributions	736	909	48,582	55,554
Shares redeemed	(22,911)	(70,403)	(1,487,989)	(4,524,937)
Net increase (decrease)	(13,473)	(33,843)	$ (874,037)	$ (2,150,985)
Class C
Shares sold	138,070	456,374	$ 9,089,282	$ 30,369,453
Reinvestment of distributions	4,035	4,184	265,885	254,995
Shares redeemed	(137,723)	(279,339)	(8,907,811)	(17,740,501)
Net increase (decrease)	4,382	181,219	$ 447,356	$ 12,883,947
Materials
Shares sold	2,129,932	6,950,456	$ 142,456,070	$ 471,314,225
Reinvestment of distributions	88,382	214,200	5,951,604	13,299,700
Shares redeemed	(3,323,218)	(8,516,169)	(221,239,263)	(562,008,908)
Net increase (decrease)	(1,104,904)	(1,351,513)	$ (72,831,589)	$ (77,394,983)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Institutional Class
Shares sold	890,879	1,444,894	$ 59,941,256	$ 97,144,756
Reinvestment of distributions	6,215	13,291	418,157	824,595
Shares redeemed	(584,398)	(1,385,770)	(38,480,323)	(90,119,446)
Net increase (decrease)	312,696	72,415	$ 21,879,090	$ 7,849,905

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance (Chemicals Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Chemicals Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Investment Performance (Gold Portfolio and Materials Portfolio). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund.

Semiannual Report

For Gold Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Gold Portfolio

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Chemicals Portfolio

Semiannual Report

Gold Portfolio

Materials Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Chemicals Portfolio's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expense ratio of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that Chemicals Portfolio's total expense ratio ranked below its competitive median for 2011.

For each of Gold Portfolio and Materials Portfolio, the Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of Chemicals Portfolio and the total expense ratio of each class of Gold Portfolio and Materials Portfolio were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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Fidelity®

Select Portfolios®

Consumer Staples Sector

Consumer Staples Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.09%
Actual		$ 1,000.00	$ 1,072.50	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.36%
Actual		$ 1,000.00	$ 1,071.10	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.89%
Actual		$ 1,000.00	$ 1,068.30	$ 9.85
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,068.60	$ 9.54
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Consumer Staples	.81%
Actual		$ 1,000.00	$ 1,074.10	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,074.00	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	14.9	16.2
British American Tobacco PLC sponsored ADR	13.8	11.9
The Coca-Cola Co.	10.8	10.8
CVS Caremark Corp.	7.1	6.7
Altria Group, Inc.	4.5	4.8
Anheuser-Busch InBev SA NV	3.4	3.1
Diageo PLC sponsored ADR	3.1	2.8
Colgate-Palmolive Co.	2.9	2.3
Constellation Brands, Inc. Class A (sub. vtg.)	2.5	2.6
Philip Morris International, Inc.	2.4	2.6
	65.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Beverages	28.9%
Tobacco	21.6%
Household Products	18.4%
Food & Staples Retailing	12.4%
Food Products	9.4%
All Others*	9.3%

As of February 29, 2012
Beverages	31.3%
Tobacco	20.4%
Household Products	19.0%
Food & Staples Retailing	11.1%
Food Products	10.0%
All Others*	8.2%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BEVERAGES - 28.9%
Brewers - 5.7%
Anheuser-Busch InBev SA NV	801,728	$ 67,451,302
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	215,485	8,104,391
Compania Cervecerias Unidas SA sponsored ADR	69,900	4,549,791
Molson Coors Brewing Co. Class B	466,328	20,770,249
SABMiller PLC	320,800	14,158,280
		115,034,013
Distillers & Vintners - 8.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,504,820	49,568,771
Diageo PLC sponsored ADR	581,627	63,525,301
Pernod Ricard SA	328,901	35,440,966
Remy Cointreau SA	216,376	24,714,644
Thai Beverage PCL	6,002,000	1,588,977
Treasury Wine Estates Ltd.	770,955	3,767,503
		178,606,162
Soft Drinks - 14.3%
Britvic PLC	573,000	2,907,842
Coca-Cola Bottling Co. CONSOLIDATED	94,145	6,462,113
Coca-Cola FEMSA SAB de CV sponsored ADR	41,529	5,068,614
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	270,681	4,964,290
Coca-Cola Icecek A/S	330,842	5,892,305
Embotelladora Andina SA:
ADR	43,689	1,177,855
sponsored ADR	267,800	8,815,976
Fomento Economico Mexicano SAB de CV sponsored ADR	10,187	860,802
PepsiCo, Inc.	474,871	34,394,907
The Coca-Cola Co.	5,791,184	216,590,282
		287,134,986
TOTAL BEVERAGES		580,775,161
FOOD & STAPLES RETAILING - 12.4%
Drug Retail - 9.0%
CVS Caremark Corp.	3,134,863	142,793,010
Drogasil SA	521,400	5,514,783
Rite Aid Corp. (a)	1,534,500	1,826,055
Walgreen Co.	836,660	29,918,962
		180,052,810
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	161,700	2,485,329
Food Retail - 1.3%
Fresh Market, Inc. (a)	11,800	681,096
Kroger Co.	626,435	13,956,972

	Shares	Value
Susser Holdings Corp. (a)	144,300	$ 4,909,086
The Pantry, Inc. (a)	384,270	5,387,465
		24,934,619
Hypermarkets & Super Centers - 2.0%
Wal-Mart Stores, Inc.	564,696	40,996,930
TOTAL FOOD & STAPLES RETAILING		248,469,688
FOOD PRODUCTS - 9.4%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	231,261	6,186,232
Bunge Ltd.	661,987	42,135,473
Cosan Ltd. Class A	40,400	562,772
First Resources Ltd.	1,367,000	2,281,075
Ingredion, Inc.	1,024	55,122
SLC Agricola SA	253,600	2,661,057
		53,881,731
Packaged Foods & Meats - 6.7%
Annie's, Inc. (d)	30,587	1,270,890
Calavo Growers, Inc.	81,173	2,146,214
Danone SA	33,400	2,081,621
Green Mountain Coffee Roasters, Inc. (a)	362,037	8,801,119
Lindt & Spruengli AG	121	4,377,647
Mead Johnson Nutrition Co. Class A	460,916	33,798,970
Nestle SA	368,063	22,881,051
TreeHouse Foods, Inc. (a)	102,100	5,304,095
Tyson Foods, Inc. Class A	658,400	10,310,544
Unilever NV (NY Reg.)	1,117,271	38,858,685
Want Want China Holdings Ltd.	3,577,000	4,427,465
		134,258,301
TOTAL FOOD PRODUCTS		188,140,032
HOUSEHOLD PRODUCTS - 18.4%
Household Products - 18.4%
Colgate-Palmolive Co.	539,871	57,393,686
Procter & Gamble Co.	4,450,558	299,032,991
Reckitt Benckiser Group PLC	85,200	4,816,140
Spectrum Brands Holdings, Inc.	226,147	8,328,994
		369,571,811
PERSONAL PRODUCTS - 2.4%
Personal Products - 2.4%
Avon Products, Inc.	167,400	2,586,330
Herbalife Ltd.	43,690	2,114,159
Hypermarcas SA (a)	239,800	1,539,285
L'Oreal SA	199,400	24,513,712
Natura Cosmeticos SA	113,200	2,838,504
Nu Skin Enterprises, Inc. Class A (d)	367,119	15,231,767
		48,823,757
PHARMACEUTICALS - 2.2%
Pharmaceuticals - 2.2%
Johnson & Johnson	665,460	44,871,968
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)	66,777	$ 734,547
TOBACCO - 21.6%
Tobacco - 21.6%
Altria Group, Inc.	2,669,820	90,667,087
British American Tobacco PLC sponsored ADR	2,638,391	276,345,073
Japan Tobacco, Inc.	105,500	3,198,890
KT&G Corp.	25,168	1,906,819
Lorillard, Inc.	52,603	6,602,203
Philip Morris International, Inc.	535,183	47,791,842
Souza Cruz SA	445,200	5,967,728
		432,479,642
TOTAL COMMON STOCKS (Cost $1,474,408,366)		1,913,866,606
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	91,956,080	$ 91,956,080
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,781,175	7,781,175
TOTAL MONEY MARKET FUNDS (Cost $99,737,255)		99,737,255
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,574,145,621)		2,013,603,861
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,604,927)
NET ASSETS - 100%		$ 2,007,998,934
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,359
Fidelity Securities Lending Cash Central Fund	344,609
Total	$ 395,968
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,913,866,606	$ 1,843,216,414	$ 70,650,192	$ -
Money Market Funds	99,737,255	99,737,255	-	-
Total Investments in Securities:	$ 2,013,603,861	$ 1,942,953,669	$ 70,650,192	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.0%
United Kingdom	17.9%
France	4.3%
Belgium	3.4%
Bermuda	2.1%
Netherlands	1.9%
Switzerland	1.4%
Brazil	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,650,604) - See accompanying schedule: Unaffiliated issuers (cost $1,474,408,366)	$ 1,913,866,606
Fidelity Central Funds (cost $99,737,255)	99,737,255
Total Investments (cost $1,574,145,621)		$ 2,013,603,861
Receivable for investments sold		876,470
Receivable for fund shares sold		2,913,548
Dividends receivable		6,401,439
Distributions receivable from Fidelity Central Funds		84,597
Other receivables		8,642
Total assets		2,023,888,557

Liabilities
Payable for investments purchased	$ 373,914
Payable for fund shares redeemed	6,189,422
Accrued management fee	927,988
Distribution and service plan fees payable	180,589
Other affiliated payables	387,229
Other payables and accrued expenses	49,306
Collateral on securities loaned, at value	7,781,175
Total liabilities		15,889,623

Net Assets		$ 2,007,998,934
Net Assets consist of:
Paid in capital		$ 1,531,767,644
Undistributed net investment income		22,806,456
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,957,507
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		439,467,327
Net Assets		$ 2,007,998,934

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($236,989,846 ÷ 2,963,833 shares)	$ 79.96

Maximum offering price per share (100/94.25 of $79.96)	$ 84.84
Class T: Net Asset Value and redemption price per share ($44,178,924 ÷ 556,085 shares)	$ 79.45

Maximum offering price per share (100/96.50 of $79.45)	$ 82.33
Class B: Net Asset Value and offering price per share ($18,982,159 ÷ 240,877 shares)A	$ 78.80

Class C: Net Asset Value and offering price per share ($118,686,522 ÷ 1,511,166 shares)A	$ 78.54

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,346,637,604 ÷ 16,736,686 shares)	$ 80.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($242,523,879 ÷ 3,020,688 shares)	$ 80.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 31,054,949
Interest		13
Income from Fidelity Central Funds		395,968
Total income		31,450,930

Expenses
Management fee	$ 5,154,048
Transfer agent fees	1,985,358
Distribution and service plan fees	1,009,871
Accounting and security lending fees	284,230
Custodian fees and expenses	39,971
Independent trustees' compensation	6,078
Registration fees	92,752
Audit	20,569
Legal	3,480
Interest	887
Miscellaneous	8,705
Total expenses before reductions	8,605,949
Expense reductions	(22,003)	8,583,946
Net investment income (loss)		22,866,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,086,671
Foreign currency transactions	(25,646)
Total net realized gain (loss)		21,061,025
Change in net unrealized appreciation (depreciation) on: Investment securities	83,775,321
Assets and liabilities in foreign currencies	764
Total change in net unrealized appreciation (depreciation)		83,776,085
Net gain (loss)		104,837,110
Net increase (decrease) in net assets resulting from operations		$ 127,704,094

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,866,984	$ 29,195,620
Net realized gain (loss)	21,061,025	36,347,219
Change in net unrealized appreciation (depreciation)	83,776,085	157,954,804
Net increase (decrease) in net assets resulting from operations	127,704,094	223,497,643
Distributions to shareholders from net investment income	(3,281,176)	(25,900,882)
Distributions to shareholders from net realized gain	(5,485,421)	(36,216,657)
Total distributions	(8,766,597)	(62,117,539)
Share transactions - net increase (decrease)	156,512,942	162,381,495
Redemption fees	15,203	45,851
Total increase (decrease) in net assets	275,465,642	323,807,450

Net Assets
Beginning of period	1,732,533,292	1,408,725,842
End of period (including undistributed net investment income of $22,806,456 and undistributed net investment income of $3,220,648, respectively)	$ 2,007,998,934	$ 1,732,533,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Income from Investment Operations
Net investment income (loss) E	.89	1.22	.98	.84	.67	.53
Net realized and unrealized gain (loss)	4.52	8.73	7.10	17.02	(19.19)	7.29
Total from investment operations	5.41	9.95	8.08	17.86	(18.52)	7.82
Distributions from net investment income	(.12)	(1.06)	(.83)	(.74)	(.66)	(.42)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.02)	(2.44)
Total distributions	(.35)	(2.70)	(1.49)	(.74)	(.68) K	(2.86)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 79.96	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13
Total Return B, C, D	7.25%	15.00%	13.27%	40.66%	(29.43)%	13.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09% A	1.10%	1.11%	1.13%	1.19%	1.19%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.11%	1.13%	1.19%	1.19%
Expenses net of all reductions	1.08% A	1.09%	1.11%	1.13%	1.18%	1.19%
Net investment income (loss)	2.32% A	1.74%	1.53%	1.51%	1.27%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,990	$ 205,851	$ 160,526	$ 162,370	$ 121,193	$ 23,796
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Income from Investment Operations
Net investment income (loss) E	.78	1.01	.79	.66	.53	.36
Net realized and unrealized gain (loss)	4.50	8.68	7.05	16.95	(19.12)	7.29
Total from investment operations	5.28	9.69	7.84	17.61	(18.59)	7.65
Distributions from net investment income	(.09)	(.86)	(.65)	(.59)	(.60)	(.35)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.32)	(2.50)	(1.31)	(.59)	(.60) K	(2.79)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 79.45	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93
Total Return B, C, D	7.11%	14.67%	12.93%	40.24%	(29.61)%	13.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Expenses net of fee waivers, if any	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Expenses net of all reductions	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Net investment income (loss)	2.04% A	1.45%	1.24%	1.21%	.99%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,179	$ 39,047	$ 31,496	$ 29,662	$ 22,624	$ 6,298
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Income from Investment Operations
Net investment income (loss) E	.57	.64	.46	.37	.26	.04
Net realized and unrealized gain (loss)	4.47	8.61	6.98	16.82	(19.01)	7.27
Total from investment operations	5.04	9.25	7.44	17.19	(18.75)	7.31
Distributions from net investment income	(.02)	(.43)	(.32)	(.35)	(.42)	(.19)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.25)	(2.07)	(.98)	(.35)	(.42) K	(2.63)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 78.80	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69
Total Return B, C, D	6.83%	14.06%	12.35%	39.48%	(29.96)%	12.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.91%	1.91%	1.97%	1.96%	1.96%
Expenses net of fee waivers, if any	1.89% A	1.91%	1.91%	1.97%	1.96%	1.96%
Expenses net of all reductions	1.89% A	1.90%	1.91%	1.97%	1.96%	1.96%
Net investment income (loss)	1.51% A	.93%	.73%	.68%	.50%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,982	$ 19,330	$ 20,033	$ 21,099	$ 14,929	$ 4,884
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Income from Investment Operations
Net investment income (loss) E	.59	.68	.49	.41	.28	.06
Net realized and unrealized gain (loss)	4.45	8.59	7.00	16.80	(19.00)	7.28
Total from investment operations	5.04	9.27	7.49	17.21	(18.72)	7.34
Distributions from net investment income	(.02)	(.59)	(.41)	(.38)	(.44)	(.29)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.25)	(2.23)	(1.07)	(.38)	(.44) K	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 78.54	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61
Total Return B, C, D	6.86%	14.14%	12.44%	39.59%	(29.94)%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.86%	1.90%	1.93%	1.93%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.86%	1.90%	1.93%	1.93%
Expenses net of all reductions	1.83% A	1.84%	1.85%	1.89%	1.93%	1.92%
Net investment income (loss)	1.57% A	.99%	.79%	.75%	.52%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,687	$ 102,321	$ 81,239	$ 73,829	$ 54,902	$ 19,791
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13
Income from Investment Operations
Net investment income (loss) D	1.00	1.42	1.14	.96	.88	.71
Net realized and unrealized gain (loss)	4.55	8.76	7.14	17.11	(19.31)	7.30
Total from investment operations	5.55	10.18	8.28	18.07	(18.43)	8.01
Distributions from net investment income	(.15)	(1.24)	(.98)	(.87)	(.67)	(.46)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.03)	(2.44)
Total distributions	(.38)	(2.87) K	(1.64)	(.87)	(.69) J	(2.90)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 80.46	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25
Total Return B, C	7.41%	15.30%	13.55%	40.96%	(29.23)%	13.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.83%	.86%	.92%	.91%	.91%
Expenses net of fee waivers, if any	.81% A	.83%	.86%	.92%	.91%	.90%
Expenses net of all reductions	.81% A	.82%	.86%	.91%	.90%	.90%
Net investment income (loss)	2.59% A	2.01%	1.78%	1.73%	1.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,346,638	$ 1,202,440	$ 877,548	$ 946,455	$ 657,263	$ 655,224
Portfolio turnover rate F	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share. K Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Income from Investment Operations
Net investment income (loss) D	.99	1.39	1.15	.98	.82	.74
Net realized and unrealized gain (loss)	4.54	8.73	7.13	17.09	(19.23)	7.30
Total from investment operations	5.53	10.12	8.28	18.07	(18.41)	8.04
Distributions from net investment income	(.15)	(1.19)	(1.04)	(.88)	(.73)	(.51)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.03)	(2.44)
Total distributions	(.38)	(2.82) K	(1.70)	(.88)	(.75) J	(2.95)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 80.29	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22
Total Return B,C	7.40%	15.24%	13.57%	41.03%	(29.22)%	13.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.87%	.87%	.86%	.91%	.85%
Expenses net of fee waivers, if any	.84% A	.87%	.87%	.86%	.91%	.85%
Expenses net of all reductions	.84% A	.87%	.87%	.86%	.91%	.84%
Net investment income (loss)	2.56% A	1.96%	1.77%	1.78%	1.54%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,524	$ 163,544	$ 237,883	$ 36,152	$ 30,922	$ 10,384
Portfolio turnover rate F	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. K Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 449,954,508
Gross unrealized depreciation	(13,909,293)
Net unrealized appreciation (depreciation) on securities and other investments	$ 436,045,215

Tax cost	$ 1,577,558,646

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $356,755,501 and $231,699,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 270,937	$ 2,352
Class T	.25%	.25%	102,390	-
Class B	.75%	.25%	94,339	70,754
Class C	.75%	.25%	542,205	107,255
			$ 1,009,871	$ 180,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 84,035
Class T	10,633
Class B*	20,622
Class C*	9,152
$ 124,442

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 248,375.23
Class T	52,988.26
Class B	27,048.29
Class C	121,555.22
Consumer Staples	1,298,635.21
Institutional Class	236,757.23
	$ 1,985,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,847 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,984,167.41%		$ 887

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,500 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $344,609. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,953 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $50.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 323,577	$ 2,690,167
Class T	45,344	422,197
Class B	4,298	114,208
Class C	29,567	829,469
Consumer Staples	2,475,321	18,061,907
Institutional Class	403,069	3,782,934
Total	$ 3,281,176	$ 25,900,882
From net realized gain
Class A	$ 630,693	$ 4,102,363
Class T	121,268	795,051
Class B	58,156	441,952
Class C	323,833	2,213,680
Consumer Staples	3,745,551	23,446,773
Institutional Class	605,920	5,216,838
Total	$ 5,485,421	$ 36,216,657

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	575,336	1,107,874	$ 44,327,963	$ 77,974,428
Reinvestment of distributions	10,982	84,526	824,504	5,924,948
Shares redeemed	(371,007)	(816,686)	(28,336,652)	(57,527,748)
Net increase (decrease)	215,311	375,714	$ 16,815,815	$ 26,371,628
Class T
Shares sold	66,759	130,126	$ 5,120,369	$ 9,133,799
Reinvestment of distributions	2,093	16,351	156,290	1,140,509
Shares redeemed	(36,979)	(90,239)	(2,801,960)	(6,276,410)
Net increase (decrease)	31,873	56,238	$ 2,474,699	$ 3,997,898
Class B
Shares sold	6,362	22,727	$ 483,566	$ 1,569,035
Reinvestment of distributions	672	6,332	49,896	439,355
Shares redeemed	(27,320)	(67,638)	(2,066,228)	(4,695,265)
Net increase (decrease)	(20,286)	(38,579)	$ (1,532,766)	$ (2,686,875)
Class C
Shares sold	247,961	536,557	$ 18,813,434	$ 37,168,209
Reinvestment of distributions	3,610	33,216	266,955	2,295,907
Shares redeemed	(127,849)	(400,115)	(9,590,639)	(28,068,157)
Net increase (decrease)	123,722	169,658	$ 9,489,750	$ 11,395,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Consumer Staples
Shares sold	3,097,202	7,156,716	$ 239,128,527	$ 509,488,908
Reinvestment of distributions	79,360	566,253	5,989,308	39,874,596
Shares redeemed	(2,410,148)	(4,661,196)	(182,123,770)	(330,401,040)
Net increase (decrease)	766,414	3,061,773	$ 62,994,065	$ 218,962,464
Institutional Class
Shares sold	1,388,318	2,454,993	$ 107,435,083	$ 173,115,499
Reinvestment of distributions	11,821	115,398	890,360	8,111,953
Shares redeemed	(555,913)	(3,900,689)	(42,054,064)	(276,887,031)
Net increase (decrease)	844,226	(1,330,298)	$ 66,271,379	$ (95,659,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates, were the owners of record in aggregate of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Consumer Staples Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Consumer Staples Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

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and Account Assistance 1-800-544-6666

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Fidelity®

Select Portfolios®

Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Telecommunications Portfolio	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Wireless Portfolio	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 1,086.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.48%
Actual		$ 1,000.00	$ 1,084.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.93%
Actual		$ 1,000.00	$ 1,082.20	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.91%
Actual		$ 1,000.00	$ 1,082.40	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Telecommunications	.88%
Actual		$ 1,000.00	$ 1,087.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,087.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	21.5	20.4
Verizon Communications, Inc.	18.1	13.4
CenturyLink, Inc.	9.6	9.0
Sprint Nextel Corp.	5.1	2.8
Crown Castle International Corp.	5.0	6.7
SBA Communications Corp. Class A	5.0	4.9
tw telecom, inc.	3.8	4.4
Vodafone Group PLC sponsored ADR	3.3	1.5
Telephone & Data Systems, Inc.	2.9	0.0
General Communications, Inc. Class A	2.6	2.7
	76.9
Top Industries (% of fund's net assets)
As of August 31, 2012
Diversified Telecommunication Services	67.3%
Wireless Telecommunication Services	27.5%
Media	1.7%
Software	0.2%
Communications Equipment	0.0%
All Others*	3.3%

As of February 29, 2012
Diversified Telecommunication Services	64.9%
Wireless Telecommunication Services	28.6%
Media	2.1%
Software	0.0%**
Communications Equipment	0.0%
All Others*	4.4%

* Includes short-term investments and net other assets.
** Amount represents less than 0.1%.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	8,071	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 67.3%
Alternative Carriers - 9.2%
Cogent Communications Group, Inc.	438,702	8,598,559
Level 3 Communications, Inc. (a)	525,391	11,322,176
tw telecom, inc. (a)	676,457	17,012,894
Vonage Holdings Corp. (a)	2,164,900	4,632,886
		41,566,515
Integrated Telecommunication Services - 58.1%
AT&T, Inc.	2,637,619	96,642,360
Atlantic Tele-Network, Inc.	154,600	5,825,328
CenturyLink, Inc.	1,023,184	43,239,756
China Unicom Ltd. sponsored ADR	288,200	4,570,852
Frontier Communications Corp. (d)	1,136,500	5,250,630
General Communications, Inc. Class A (a)	1,348,300	11,892,006
PT Telkomunikasi Indonesia Tbk Series B	1,388,500	1,355,697
PT XL Axiata Tbk	1,052,500	794,758
Telefonica Brasil SA sponsored ADR	205,163	4,384,333
Verizon Communications, Inc.	1,895,741	81,403,119
Windstream Corp. (d)	583,782	5,761,928
		261,120,767
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		302,687,282
MEDIA - 1.7%
Cable & Satellite - 1.7%
Time Warner Cable, Inc.	14,800	1,314,536
Virgin Media, Inc. (d)	229,900	6,338,343
		7,652,879
SOFTWARE - 0.2%
Application Software - 0.2%
Comverse Technology, Inc. (a)	37	222
Synchronoss Technologies, Inc. (a)	29,003	667,359
		667,581
WIRELESS TELECOMMUNICATION SERVICES - 27.5%
Wireless Telecommunication Services - 27.5%
Clearwire Corp. Class A (a)(d)	4,909,636	7,855,418

	Shares	Value
Crown Castle International Corp. (a)	353,583	$ 22,438,377
Leap Wireless International, Inc. (a)(d)	587,400	3,213,078
MetroPCS Communications, Inc. (a)	705,606	6,865,546
Mobile TeleSystems OJSC sponsored ADR	72,700	1,338,407
NII Holdings, Inc. (a)(d)	492,400	3,072,576
NTELOS Holdings Corp.	15,706	269,672
NTT DoCoMo, Inc.	2,005	3,415,709
SBA Communications Corp. Class A (a)	374,482	22,386,534
Sprint Nextel Corp. (a)	4,685,050	22,722,493
Telephone & Data Systems, Inc.	529,500	12,983,340
Turkcell Iletisim Hizmet A/S (a)	337,000	2,002,265
Vodafone Group PLC sponsored ADR	518,100	14,983,452
		123,546,867
TOTAL COMMON STOCKS (Cost $425,417,388)		434,554,609
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.17% (b)	8,751,193	8,751,193
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	24,229,312	24,229,312
TOTAL MONEY MARKET FUNDS (Cost $32,980,505)		32,980,505
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $458,397,893)		467,535,114
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(18,031,829)
NET ASSETS - 100%		$ 449,503,285
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,085
Fidelity Securities Lending Cash Central Fund	82,749
Total	$ 97,834
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 434,554,609	$ 427,780,938	$ 6,773,671	$ -
Money Market Funds	32,980,505	32,980,505	-	-
Total Investments in Securities:	$ 467,535,114	$ 460,761,443	$ 6,773,671	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,849,583) - See accompanying schedule: Unaffiliated issuers (cost $425,417,388)	$ 434,554,609
Fidelity Central Funds (cost $32,980,505)	32,980,505
Total Investments (cost $458,397,893)		$ 467,535,114
Receivable for investments sold		12,122,084
Receivable for fund shares sold		402,680
Dividends receivable		52,158
Distributions receivable from Fidelity Central Funds		30,809
Other receivables		16,038
Total assets		480,158,883

Liabilities
Payable for investments purchased	$ 4,675,422
Payable for fund shares redeemed	1,404,370
Accrued management fee	213,501
Distribution and service plan fees payable	6,800
Other affiliated payables	102,827
Other payables and accrued expenses	23,366
Collateral on securities loaned, at value	24,229,312
Total liabilities		30,655,598

Net Assets		$ 449,503,285
Net Assets consist of:
Paid in capital		$ 488,213,240
Undistributed net investment income		4,690,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(52,535,552)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,134,945
Net Assets		$ 449,503,285

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,614,226 ÷ 132,242 shares)	$ 50.02

Maximum offering price per share (100/94.25 of $50.02)	$ 53.07
Class T: Net Asset Value and redemption price per share ($3,875,166 ÷ 77,752 shares)	$ 49.84

Maximum offering price per share (100/96.50 of $49.84)	$ 51.65
Class B: Net Asset Value and offering price per share ($745,170 ÷ 14,930 shares)A	$ 49.91

Class C: Net Asset Value and offering price per share ($3,953,828 ÷ 79,417 shares)A	$ 49.79

Telecommunications: Net Asset Value, offering price and redemption price per share ($432,830,506 ÷ 8,620,146 shares)	$ 50.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,484,389 ÷ 29,594 shares)	$ 50.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,349,035
Interest		72
Income from Fidelity Central Funds		97,834
Total income		6,446,941

Expenses
Management fee	$ 1,086,051
Transfer agent fees	478,909
Distribution and service plan fees	35,821
Accounting and security lending fees	76,929
Custodian fees and expenses	6,486
Independent trustees' compensation	1,294
Registration fees	43,700
Audit	22,396
Legal	1,552
Miscellaneous	1,805
Total expenses before reductions	1,754,943
Expense reductions	(15,528)	1,739,415
Net investment income (loss)		4,707,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,528,156
Foreign currency transactions	(1,154)
Total net realized gain (loss)		5,527,002
Change in net unrealized appreciation (depreciation) on: Investment securities	25,626,439
Assets and liabilities in foreign currencies	(859)
Total change in net unrealized appreciation (depreciation)		25,625,580
Net gain (loss)		31,152,582
Net increase (decrease) in net assets resulting from operations		$ 35,860,108

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,707,526	$ 5,541,550
Net realized gain (loss)	5,527,002	24,725,843
Change in net unrealized appreciation (depreciation)	25,625,580	(35,725,245)
Net increase (decrease) in net assets resulting from operations	35,860,108	(5,457,852)
Distributions to shareholders from net investment income	(747,291)	(4,955,219)
Share transactions - net increase (decrease)	59,617,531	(2,457,615)
Redemption fees	834	35,055
Total increase (decrease) in net assets	94,731,182	(12,835,631)

Net Assets
Beginning of period	354,772,103	367,607,734
End of period (including undistributed net investment income of $4,690,652 and undistributed net investment income of $730,417, respectively)	$ 449,503,285	$ 354,772,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.50	.56	.57	.67	.22	.26
Net realized and unrealized gain (loss)	3.48	(.86)	9.49	10.55	(15.60)	(8.08)
Total from investment operations	3.98	(.30)	10.06	11.22	(15.38)	(7.82)
Distributions from net investment income	(.08)	(.51)	(.77)	(.19)	(.35) M	(.51)
Distributions from net realized gain	-	-	-	(.05)	(.18) M	-
Total distributions	(.08)	(.51)	(.77)	(.24) L	(.52) K	(.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 50.02	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56
Total Return B, C, D	8.64%	(.54)%	26.87%	42.07%	(36.16)%	(15.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.20%	1.20%	1.26%	1.21%	1.20%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.20%	1.26%	1.21%	1.20%
Expenses net of all reductions	1.17% A	1.18%	1.18%	1.24%	1.21%	1.19%
Net investment income (loss)	2.13% A	1.21%	1.35%	1.89%	.61%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,614	$ 4,677	$ 4,305	$ 3,343	$ 2,112	$ 2,791
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Income from Investment Operations
Net investment income (loss) E	.43	.42	.45	.57	.12	.12
Net realized and unrealized gain (loss)	3.45	(.84)	9.47	10.54	(15.56)	(8.07)
Total from investment operations	3.88	(.42)	9.92	11.11	(15.44)	(7.95)
Distributions from net investment income	(.05)	(.38)	(.66)	(.22)	(.24) M	(.42)
Distributions from net realized gain	-	-	-	(.03)	(.13) M	-
Total distributions	(.05)	(.38)	(.66)	(.24) L	(.37) K	(.42)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.84	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49
Total Return B, C, D	8.45%	(.82)%	26.54%	41.64%	(36.34)%	(15.78)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.49%	1.48%	1.55%	1.49%	1.46%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.48%	1.55%	1.49%	1.46%
Expenses net of all reductions	1.47% A	1.47%	1.46%	1.53%	1.48%	1.45%
Net investment income (loss)	1.83% A	.92%	1.06%	1.60%	.33%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,875	$ 2,702	$ 2,882	$ 2,051	$ 620	$ 1,270
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Income from Investment Operations
Net investment income (loss) E	.33	.21	.25	.40	(.05)	(.14)
Net realized and unrealized gain (loss)	3.46	(.83)	9.48	10.54	(15.49)	(8.04)
Total from investment operations	3.79	(.62)	9.73	10.94	(15.54)	(8.18)
Distributions from net investment income	(.02)	(.17)	(.40)	(.04)	(.11) M	(.20)
Distributions from net realized gain	-	-	-	(.01)	(.06) M	-
Total distributions	(.02)	(.17)	(.40)	(.05) L	(.17) K	(.20)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.91	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42
Total Return B, C, D	8.22%	(1.29)%	25.96%	40.97%	(36.64)%	(16.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.95%	1.95%	2.01%	1.97%	1.95%
Expenses net of fee waivers, if any	1.93% A	1.95%	1.95%	2.01%	1.97%	1.95%
Expenses net of all reductions	1.93% A	1.93%	1.93%	2.00%	1.96%	1.94%
Net investment income (loss)	1.38% A	.47%	.60%	1.13%	(.15)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 745	$ 596	$ 706	$ 641	$ 363	$ 741
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.33	.22	.26	.41	(.05)	(.14)
Net realized and unrealized gain (loss)	3.46	(.84)	9.46	10.56	(15.50)	(8.03)
Total from investment operations	3.79	(.62)	9.72	10.97	(15.55)	(8.17)
Distributions from net investment income	(.02)	(.25)	(.44)	(.10)	(.07) M	(.22)
Distributions from net realized gain	-	-	-	(.02)	(.05) M	-
Total distributions	(.02)	(.25)	(.44)	(.12) L	(.11) K	(.22)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.79	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42
Total Return B, C, D	8.24%	(1.27)%	25.95%	41.00%	(36.64)%	(16.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.93%	1.94%	2.01%	1.97%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.94%	2.01%	1.97%	1.95%
Expenses net of all reductions	1.90% A	1.91%	1.92%	2.00%	1.96%	1.94%
Net investment income (loss)	1.40% A	.48%	.61%	1.13%	(.14)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,954	$ 3,514	$ 3,035	$ 2,151	$ 371	$ 902
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.58	.70	.69	.76	.30	.43
Net realized and unrealized gain (loss)	3.47	(.86)	9.52	10.59	(15.65)	(8.12)
Total from investment operations	4.05	(.16)	10.21	11.35	(15.35)	(7.69)
Distributions from net investment income	(.10)	(.65)	(.87)	(.31)	(.41) L	(.52)
Distributions from net realized gain	-	-	-	(.05)	(.20) L	-
Total distributions	(.10)	(.65)	(.87)	(.36) K	(.61) J	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 50.21	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70
Total Return B, C	8.77%	(.23)%	27.24%	42.43%	(36.00)%	(15.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.90%	.92%	.99%	.97%	.91%
Expenses net of fee waivers, if any	.88% A	.90%	.92%	.99%	.97%	.90%
Expenses net of all reductions	.87% A	.88%	.91%	.98%	.96%	.90%
Net investment income (loss)	2.43% A	1.52%	1.62%	2.15%	.85%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,831	$ 342,262	$ 354,938	$ 279,704	$ 196,231	$ 334,565
Portfolio turnover rate F	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. K Total distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.57	.70	.71	.84	.34	.45
Net realized and unrealized gain (loss)	3.48	(.88)	9.50	10.55	(15.67)	(8.09)
Total from investment operations	4.05	(.18)	10.21	11.39	(15.33)	(7.64)
Distributions from net investment income	(.09)	(.64)	(.88)	(.38)	(.40) L	(.62)
Distributions from net realized gain	-	-	-	(.05)	(.20) L	-
Total distributions	(.09)	(.64)	(.88)	(.43) K	(.59) J	(.62)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 50.16	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65
Total Return B, C	8.78%	(.26)%	27.27%	42.59%	(35.99)%	(15.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.89%	.91%	.86%	.91%	.83%
Expenses net of fee waivers, if any	.88% A	.89%	.91%	.86%	.91%	.83%
Expenses net of all reductions	.88% A	.87%	.89%	.84%	.90%	.83%
Net investment income (loss)	2.43% A	1.52%	1.64%	2.29%	.91%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,484	$ 1,022	$ 1,743	$ 1,101	$ 68	$ 256
Portfolio turnover rate F	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. K Total distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,809,069
Gross unrealized depreciation	(47,485,236)
Net unrealized appreciation (depreciation) on securities and other investments	$ 323,833

Tax cost	$ 467,211,281

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At Feburary 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (31,682,432)
2018	(12,541,688)
Total with expiration	$ (44,224,120)

The Fund intends to elect to defer to its fiscal year ending February 28, 2013 approximately $4,371,830 of capital losses recognized during the period November 1, 2011 to February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $142,674,054 and $77,682,711, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,771	$ 415
Class T	.25%	.25%	7,678	-
Class B	.75%	.25%	3,208	2,406
Class C	.75%	.25%	18,164	4,499
			$ 35,821	$ 7,320

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,179
Class T	1,194
Class B*	457
Class C*	717
$ 4,547

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,987.29
Class T	5,308.34
Class B	964.30
Class C	5,010.28
Telecommunications	458,358.24
Institutional Class	1,282.25
	$ 478,909

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,788 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $506 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82,749, including $350 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,528 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 28, 2012
From net investment income
Class A	$ 8,492	$ 54,285
Class T	3,143	24,009
Class B	256	2,206
Class C	1,681	19,099
Telecommunications	731,839	4,833,836
Institutional Class	1,880	21,784
Total	$ 747,291	$ 4,955,219

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 28, 2012	Six months ended August 31, 2012	Year ended February 28, 2012
Class A
Shares sold	47,204	70,128	$ 2,249,611	$ 3,321,351
Reinvestment of distributions	147	1,116	6,669	47,447
Shares redeemed	(16,505)	(61,569)	(768,026)	(2,787,444)
Net increase (decrease)	30,846	9,675	$ 1,488,254	$ 581,354
Class T
Shares sold	25,319	24,101	$ 1,197,182	$ 1,100,865
Reinvestment of distributions	67	557	3,054	23,555
Shares redeemed	(6,360)	(27,493)	(298,541)	(1,235,915)
Net increase (decrease)	19,026	(2,835)	$ 901,695	$ (111,495)
Class B
Shares sold	2,740	1,659	$ 128,382	$ 77,673
Reinvestment of distributions	5	46	230	1,965
Shares redeemed	(725)	(3,832)	(33,945)	(176,016)
Net increase (decrease)	2,020	(2,127)	$ 94,667	$ (96,378)
Class C
Shares sold	11,345	30,950	$ 534,730	$ 1,412,876
Reinvestment of distributions	26	313	1,164	13,236
Shares redeemed	(8,303)	(19,633)	(390,501)	(879,199)
Net increase (decrease)	3,068	11,630	$ 145,393	$ 546,913
Telecommunications
Shares sold	2,633,330	3,856,487	$ 124,473,339	$ 180,498,933
Reinvestment of distributions	15,557	108,713	709,072	4,652,114
Shares redeemed	(1,428,047)	(4,106,690)	(68,578,164)	(188,141,891)
Net increase (decrease)	1,220,840	(141,490)	$ 56,604,247	$ (2,990,844)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 28, 2012	Six months ended August 31, 2012	Year ended February 28, 2012
Institutional Class
Shares sold	12,743	107,857	$ 633,322	$ 5,158,491
Reinvestment of distributions	27	401	1,228	17,134
Shares redeemed	(5,304)	(123,190)	(251,275)	(5,562,790)
Net increase (decrease)	7,466	(14,932)	$ 383,275	$ (387,165)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP Funds Manager 60% Portfolio was the owner of record of approximately 18% of the total outstanding shares of the fund. In addition, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of Telecommunications.

Semiannual Report

Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.90%	$ 1,000.00	$ 1,031.30	$ 4.61
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.67	$ 4.58

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR	13.9	14.9
QUALCOMM, Inc.	8.7	11.4
AT&T, Inc.	5.6	0.0
Sprint Nextel Corp.	4.7	1.9
Verizon Communications, Inc.	4.6	3.7
American Tower Corp.	4.5	4.8
China Mobile Ltd. sponsored ADR	3.8	5.0
SBA Communications Corp. Class A	3.8	3.9
Motorola Solutions, Inc.	3.8	5.1
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3.4	2.5
	56.8
Top Industries (% of fund's net assets)
As of August 31, 2012
Wireless Telecommunication Services	39.8%
Communications Equipment	25.3%
Diversified Telecommunication Services	15.0%
Real Estate Investment Trusts	4.5%
Software	2.8%
All Others*	12.6%

As of February 29, 2012
Wireless Telecommunication Services	41.3%
Communications Equipment	27.4%
Diversified Telecommunication Services	10.4%
Real Estate Investment Trusts	4.8%
Computers & Peripherals	3.6%
All Others*	12.5%

* Includes short-term investments and net other assets.

Semiannual Report

Wireless Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
AEROSPACE & DEFENSE - 0.5%
Aerospace & Defense - 0.5%
Kratos Defense & Security Solutions, Inc. (a)(d)	273,300	$ 1,306,374
COMMUNICATIONS EQUIPMENT - 25.3%
Communications Equipment - 25.3%
Acme Packet, Inc. (a)	56,000	1,069,040
Aruba Networks, Inc. (a)(d)	206,484	4,057,411
Globecomm Systems, Inc. (a)	8,700	103,617
Harris Corp.	105,000	4,938,150
InterDigital, Inc. (d)	70,500	2,379,375
Motorola Solutions, Inc.	192,868	9,192,089
Nokia Corp. sponsored ADR (d)	1,150,200	3,243,564
Polycom, Inc. (a)	129,200	1,346,264
QUALCOMM, Inc.	344,750	21,188,335
Research In Motion Ltd. (a)(d)	355,600	2,378,965
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	890,800	8,284,440
Ubiquiti Networks, Inc.	18,100	217,562
ViaSat, Inc. (a)	82,000	3,173,400
		61,572,212
COMPUTERS & PERIPHERALS - 2.4%
Computer Hardware - 2.4%
Apple, Inc.	8,900	5,920,636
DIVERSIFIED TELECOMMUNICATION SERVICES - 15.0%
Alternative Carriers - 0.1%
Iliad SA	81	12,837
Level 3 Communications, Inc. (a)	15,000	323,250
		336,087
Integrated Telecommunication Services - 14.9%
AT&T, Inc.	375,600	13,761,984
China Unicom Ltd. sponsored ADR (d)	402,100	6,377,306
Nippon Telegraph & Telephone Corp.	100	4,637
Telefonica SA sponsored ADR (d)	403,411	5,066,842
Verizon Communications, Inc.	259,200	11,130,048
		36,340,817
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		36,676,904
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Uni-Pixel Inc. (a)	33,300	200,799
INTERNET SOFTWARE & SERVICES - 2.6%
Internet Software & Services - 2.6%
Baidu.com, Inc. sponsored ADR (a)	6,100	679,784

	Shares	Value
Google, Inc. Class A (a)	6,600	$ 4,521,594
Web.com Group, Inc. (a)	74,200	1,235,430
		6,436,808
IT SERVICES - 0.8%
Data Processing & Outsourced Services - 0.0%
NeuStar, Inc. Class A (a)	400	15,028
IT Consulting & Other Services - 0.8%
Cognizant Technology Solutions Corp. Class A (a)	28,600	1,838,408
TOTAL IT SERVICES		1,853,436
MEDIA - 1.9%
Cable & Satellite - 1.9%
DISH Network Corp. Class A	28,100	898,919
Virgin Media, Inc. (d)	131,150	3,615,806
		4,514,725
REAL ESTATE INVESTMENT TRUSTS - 4.5%
Specialized REITs - 4.5%
American Tower Corp.	155,692	10,960,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Semiconductors - 2.2%
Analog Devices, Inc.	7,500	298,050
Freescale Semiconductor Holdings I Ltd. (a)	75,900	759,759
NVIDIA Corp. (a)	550	7,717
NXP Semiconductors NV (a)	48,900	1,140,348
RF Micro Devices, Inc. (a)	845,200	3,169,500
		5,375,374
SOFTWARE - 2.8%
Application Software - 2.8%
AsiaInfo-Linkage, Inc. (a)	54,750	657,000
BroadSoft, Inc. (a)(d)	15,000	543,150
Comverse Technology, Inc. (a)	421,685	2,530,110
Gameloft (a)	386,162	2,292,573
Synchronoss Technologies, Inc. (a)	34,750	799,598
		6,822,431
WIRELESS TELECOMMUNICATION SERVICES - 39.8%
Wireless Telecommunication Services - 39.8%
Boingo Wireless, Inc. (a)	250	1,828
China Mobile Ltd. sponsored ADR	174,400	9,363,536
Clearwire Corp. Class A (a)(d)	1,494,700	2,391,520
Crown Castle International Corp. (a)	122,500	7,773,850
Leap Wireless International, Inc. (a)(d)	268,950	1,471,157
MetroPCS Communications, Inc. (a)	550,650	5,357,825
NII Holdings, Inc. (a)(d)	412,500	2,574,000
NTELOS Holdings Corp.	31,775	545,577
NTT DoCoMo, Inc. sponsored ADR (d)	249,200	4,241,384
Rogers Communications, Inc. Class B (non-vtg.) (d)	131,900	5,321,494
SBA Communications Corp. Class A (a)	153,900	9,200,142
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Sprint Nextel Corp. (a)	2,346,031	$ 11,378,250
Telephone & Data Systems, Inc.	90,614	2,221,855
U.S. Cellular Corp. (a)	20,000	759,000
USA Mobility, Inc.	36,400	415,324
Vodafone Group PLC sponsored ADR	1,173,900	33,949,184
		96,965,926
TOTAL COMMON STOCKS (Cost $217,346,894)		238,606,342
Money Market Funds - 14.9%

Fidelity Cash Central Fund, 0.17% (b)	6,391,444	6,391,444
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	29,931,574	29,931,574
TOTAL MONEY MARKET FUNDS (Cost $36,323,018)		36,323,018
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $253,669,912)		274,929,360
NET OTHER ASSETS (LIABILITIES) - (12.8)%		(31,217,024)
NET ASSETS - 100%		$ 243,712,336
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,382
Fidelity Securities Lending Cash Central Fund	95,505
Total	$ 97,887
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 238,606,342	$ 238,601,705	$ 4,637	$ -
Money Market Funds	36,323,018	36,323,018	-	-
Total Investments in Securities:	$ 274,929,360	$ 274,924,723	$ 4,637	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.9%
United Kingdom	13.9%
Hong Kong	6.4%
Sweden	3.4%
Canada	3.2%
Spain	2.1%
Japan	1.7%
Finland	1.3%
France	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,794,457) - See accompanying schedule: Unaffiliated issuers (cost $217,346,894)	$ 238,606,342
Fidelity Central Funds (cost $36,323,018)	36,323,018
Total Investments (cost $253,669,912)		$ 274,929,360
Receivable for fund shares sold		134,192
Dividends receivable		22,843
Distributions receivable from Fidelity Central Funds		16,625
Other receivables		21,893
Total assets		275,124,913

Liabilities
Payable for investments purchased	$ 1,139,315
Payable for fund shares redeemed	144,254
Accrued management fee	113,376
Other affiliated payables	60,496
Other payables and accrued expenses	23,562
Collateral on securities loaned, at value	29,931,574
Total liabilities		31,412,577

Net Assets		$ 243,712,336
Net Assets consist of:
Paid in capital		$ 240,669,834
Undistributed net investment income		2,044,669
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,254,390)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,252,223
Net Assets, for 30,756,504 shares outstanding		$ 243,712,336
Net Asset Value, offering price and redemption price per share ($243,712,336 ÷ 30,756,504 shares)		$ 7.92

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 3,252,906
Interest		13
Income from Fidelity Central Funds		97,887
Total income		3,350,806

Expenses
Management fee	$ 676,117
Transfer agent fees	325,874
Accounting and security lending fees	49,876
Custodian fees and expenses	11,616
Independent trustees' compensation	822
Registration fees	13,164
Audit	17,056
Legal	503
Miscellaneous	1,237
Total expenses before reductions	1,096,265
Expense reductions	(6,888)	1,089,377
Net investment income (loss)		2,261,429
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,235,039)
Foreign currency transactions	(6,462)
Total net realized gain (loss)		(2,241,501)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,789,934
Assets and liabilities in foreign currencies	(3,172)
Total change in net unrealized appreciation (depreciation)		6,786,762
Net gain (loss)		4,545,261
Net increase (decrease) in net assets resulting from operations		$ 6,806,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,261,429	$ 3,593,386
Net realized gain (loss)	(2,241,501)	7,882,810
Change in net unrealized appreciation (depreciation)	6,786,762	(21,251,144)
Net increase (decrease) in net assets resulting from operations	6,806,690	(9,774,948)
Distributions to shareholders from net investment income	-	(2,771,729)
Distributions to shareholders from net realized gain	-	(10,255,385)
Total distributions	-	(13,027,114)
Share transactions Proceeds from sales of shares	17,503,442	59,170,659
Reinvestment of distributions	-	12,540,423
Cost of shares redeemed	(43,297,362)	(147,309,703)
Net increase (decrease) in net assets resulting from share transactions	(25,793,920)	(75,598,621)
Redemption fees	4,061	14,005
Total increase (decrease) in net assets	(18,983,169)	(98,386,678)

Net Assets
Beginning of period	262,695,505	361,082,183
End of period (including undistributed net investment income of $2,044,669 and distributions in excess of net investment income of $216,760, respectively)	$ 243,712,336	$ 262,695,505
Other Information Shares
Sold	2,279,342	7,641,356
Issued in reinvestment of distributions	-	1,729,713
Redeemed	(5,729,668)	(18,743,667)
Net increase (decrease)	(3,450,326)	(9,372,598)
Financial Highlights

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 J	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 8.29	$ 6.47	$ 4.44	$ 7.23	$ 7.13
Income from Investment Operations
Net investment income (loss) D	.07	.10 G	.08	.06	.05	.03 H
Net realized and unrealized gain (loss)	.17	(.33)	1.82	2.03	(2.78)	.36
Total from investment operations	.24	(.23)	1.90	2.09	(2.73)	.39
Distributions from net investment income	-	(.08)	(.08)	(.06)	(.06)	(.03)
Distributions from net realized gain	-	(.30)	-	-	-	(.26)
Total distributions	-	(.38)	(.08)	(.06)	(.06)	(.29)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 7.92	$ 7.68	$ 8.29	$ 6.47	$ 4.44	$ 7.23
Total Return B, C	3.13%	(2.55)%	29.55%	47.06%	(37.68)%	4.71%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.90%	.92%	.96%	.95%	.91%
Expenses net of fee waivers, if any	.90% A	.90%	.92%	.96%	.95%	.91%
Expenses net of all reductions	.90% A	.89%	.91%	.94%	.94%	.91%
Net investment income (loss)	1.86% A	1.23% G	1.08%	.90%	.85%	.32% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,712	$ 262,696	$ 361,082	$ 304,896	$ 181,114	$ 434,916
Portfolio turnover rate F	122% A	114%	111%	154%	191%	191%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .19%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,422,251
Gross unrealized depreciation	(24,714,052)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,708,199

Tax cost	$ 262,221,161

The Fund intends to elect to defer to its fiscal year ending February 28, 2013 approximately $7,781,036 of capital losses recognized during the period November 1, 2011 to February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $146,653,327 and $167,768,707, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,208 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $360 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $95,505. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,888 for the period.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Telecommunications Portfolio
Wireless Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance (Telecommunications Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Telecommunications Portfolio

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Investment Performance (Wireless Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the fund principally because most other funds in the fund's third-party peer group focus on different industries or sectors than the fund. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns and the cumulative total returns of a third-party sponsored index ("benchmark").

Semiannual Report

Wireless Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of Telecommunications Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of Wireless Portfolio's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Telecommunications Portfolio ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that Wireless Portfolio's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of Telecommunications Portfolio and the total expense ratio of Wireless Portfolio were reasonable, although Class T of Telecommunications Portfolio was above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTS-USAN-1012
1.846052.105

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.09%
Actual		$ 1,000.00	$ 1,072.50	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.36%
Actual		$ 1,000.00	$ 1,071.10	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.89%
Actual		$ 1,000.00	$ 1,068.30	$ 9.85
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,068.60	$ 9.54
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Consumer Staples	.81%
Actual		$ 1,000.00	$ 1,074.10	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,074.00	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	14.9	16.2
British American Tobacco PLC sponsored ADR	13.8	11.9
The Coca-Cola Co.	10.8	10.8
CVS Caremark Corp.	7.1	6.7
Altria Group, Inc.	4.5	4.8
Anheuser-Busch InBev SA NV	3.4	3.1
Diageo PLC sponsored ADR	3.1	2.8
Colgate-Palmolive Co.	2.9	2.3
Constellation Brands, Inc. Class A (sub. vtg.)	2.5	2.6
Philip Morris International, Inc.	2.4	2.6
	65.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Beverages	28.9%
Tobacco	21.6%
Household Products	18.4%
Food & Staples Retailing	12.4%
Food Products	9.4%
All Others*	9.3%

As of February 29, 2012
Beverages	31.3%
Tobacco	20.4%
Household Products	19.0%
Food & Staples Retailing	11.1%
Food Products	10.0%
All Others*	8.2%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BEVERAGES - 28.9%
Brewers - 5.7%
Anheuser-Busch InBev SA NV	801,728	$ 67,451,302
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	215,485	8,104,391
Compania Cervecerias Unidas SA sponsored ADR	69,900	4,549,791
Molson Coors Brewing Co. Class B	466,328	20,770,249
SABMiller PLC	320,800	14,158,280
		115,034,013
Distillers & Vintners - 8.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,504,820	49,568,771
Diageo PLC sponsored ADR	581,627	63,525,301
Pernod Ricard SA	328,901	35,440,966
Remy Cointreau SA	216,376	24,714,644
Thai Beverage PCL	6,002,000	1,588,977
Treasury Wine Estates Ltd.	770,955	3,767,503
		178,606,162
Soft Drinks - 14.3%
Britvic PLC	573,000	2,907,842
Coca-Cola Bottling Co. CONSOLIDATED	94,145	6,462,113
Coca-Cola FEMSA SAB de CV sponsored ADR	41,529	5,068,614
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	270,681	4,964,290
Coca-Cola Icecek A/S	330,842	5,892,305
Embotelladora Andina SA:
ADR	43,689	1,177,855
sponsored ADR	267,800	8,815,976
Fomento Economico Mexicano SAB de CV sponsored ADR	10,187	860,802
PepsiCo, Inc.	474,871	34,394,907
The Coca-Cola Co.	5,791,184	216,590,282
		287,134,986
TOTAL BEVERAGES		580,775,161
FOOD & STAPLES RETAILING - 12.4%
Drug Retail - 9.0%
CVS Caremark Corp.	3,134,863	142,793,010
Drogasil SA	521,400	5,514,783
Rite Aid Corp. (a)	1,534,500	1,826,055
Walgreen Co.	836,660	29,918,962
		180,052,810
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	161,700	2,485,329
Food Retail - 1.3%
Fresh Market, Inc. (a)	11,800	681,096
Kroger Co.	626,435	13,956,972

	Shares	Value
Susser Holdings Corp. (a)	144,300	$ 4,909,086
The Pantry, Inc. (a)	384,270	5,387,465
		24,934,619
Hypermarkets & Super Centers - 2.0%
Wal-Mart Stores, Inc.	564,696	40,996,930
TOTAL FOOD & STAPLES RETAILING		248,469,688
FOOD PRODUCTS - 9.4%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	231,261	6,186,232
Bunge Ltd.	661,987	42,135,473
Cosan Ltd. Class A	40,400	562,772
First Resources Ltd.	1,367,000	2,281,075
Ingredion, Inc.	1,024	55,122
SLC Agricola SA	253,600	2,661,057
		53,881,731
Packaged Foods & Meats - 6.7%
Annie's, Inc. (d)	30,587	1,270,890
Calavo Growers, Inc.	81,173	2,146,214
Danone SA	33,400	2,081,621
Green Mountain Coffee Roasters, Inc. (a)	362,037	8,801,119
Lindt & Spruengli AG	121	4,377,647
Mead Johnson Nutrition Co. Class A	460,916	33,798,970
Nestle SA	368,063	22,881,051
TreeHouse Foods, Inc. (a)	102,100	5,304,095
Tyson Foods, Inc. Class A	658,400	10,310,544
Unilever NV (NY Reg.)	1,117,271	38,858,685
Want Want China Holdings Ltd.	3,577,000	4,427,465
		134,258,301
TOTAL FOOD PRODUCTS		188,140,032
HOUSEHOLD PRODUCTS - 18.4%
Household Products - 18.4%
Colgate-Palmolive Co.	539,871	57,393,686
Procter & Gamble Co.	4,450,558	299,032,991
Reckitt Benckiser Group PLC	85,200	4,816,140
Spectrum Brands Holdings, Inc.	226,147	8,328,994
		369,571,811
PERSONAL PRODUCTS - 2.4%
Personal Products - 2.4%
Avon Products, Inc.	167,400	2,586,330
Herbalife Ltd.	43,690	2,114,159
Hypermarcas SA (a)	239,800	1,539,285
L'Oreal SA	199,400	24,513,712
Natura Cosmeticos SA	113,200	2,838,504
Nu Skin Enterprises, Inc. Class A (d)	367,119	15,231,767
		48,823,757
PHARMACEUTICALS - 2.2%
Pharmaceuticals - 2.2%
Johnson & Johnson	665,460	44,871,968
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)	66,777	$ 734,547
TOBACCO - 21.6%
Tobacco - 21.6%
Altria Group, Inc.	2,669,820	90,667,087
British American Tobacco PLC sponsored ADR	2,638,391	276,345,073
Japan Tobacco, Inc.	105,500	3,198,890
KT&G Corp.	25,168	1,906,819
Lorillard, Inc.	52,603	6,602,203
Philip Morris International, Inc.	535,183	47,791,842
Souza Cruz SA	445,200	5,967,728
		432,479,642
TOTAL COMMON STOCKS (Cost $1,474,408,366)		1,913,866,606
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	91,956,080	$ 91,956,080
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,781,175	7,781,175
TOTAL MONEY MARKET FUNDS (Cost $99,737,255)		99,737,255
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,574,145,621)		2,013,603,861
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,604,927)
NET ASSETS - 100%		$ 2,007,998,934
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,359
Fidelity Securities Lending Cash Central Fund	344,609
Total	$ 395,968
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,913,866,606	$ 1,843,216,414	$ 70,650,192	$ -
Money Market Funds	99,737,255	99,737,255	-	-
Total Investments in Securities:	$ 2,013,603,861	$ 1,942,953,669	$ 70,650,192	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.0%
United Kingdom	17.9%
France	4.3%
Belgium	3.4%
Bermuda	2.1%
Netherlands	1.9%
Switzerland	1.4%
Brazil	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,650,604) - See accompanying schedule: Unaffiliated issuers (cost $1,474,408,366)	$ 1,913,866,606
Fidelity Central Funds (cost $99,737,255)	99,737,255
Total Investments (cost $1,574,145,621)		$ 2,013,603,861
Receivable for investments sold		876,470
Receivable for fund shares sold		2,913,548
Dividends receivable		6,401,439
Distributions receivable from Fidelity Central Funds		84,597
Other receivables		8,642
Total assets		2,023,888,557

Liabilities
Payable for investments purchased	$ 373,914
Payable for fund shares redeemed	6,189,422
Accrued management fee	927,988
Distribution and service plan fees payable	180,589
Other affiliated payables	387,229
Other payables and accrued expenses	49,306
Collateral on securities loaned, at value	7,781,175
Total liabilities		15,889,623

Net Assets		$ 2,007,998,934
Net Assets consist of:
Paid in capital		$ 1,531,767,644
Undistributed net investment income		22,806,456
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,957,507
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		439,467,327
Net Assets		$ 2,007,998,934

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($236,989,846 ÷ 2,963,833 shares)	$ 79.96

Maximum offering price per share (100/94.25 of $79.96)	$ 84.84
Class T: Net Asset Value and redemption price per share ($44,178,924 ÷ 556,085 shares)	$ 79.45

Maximum offering price per share (100/96.50 of $79.45)	$ 82.33
Class B: Net Asset Value and offering price per share ($18,982,159 ÷ 240,877 shares)A	$ 78.80

Class C: Net Asset Value and offering price per share ($118,686,522 ÷ 1,511,166 shares)A	$ 78.54

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,346,637,604 ÷ 16,736,686 shares)	$ 80.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($242,523,879 ÷ 3,020,688 shares)	$ 80.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 31,054,949
Interest		13
Income from Fidelity Central Funds		395,968
Total income		31,450,930

Expenses
Management fee	$ 5,154,048
Transfer agent fees	1,985,358
Distribution and service plan fees	1,009,871
Accounting and security lending fees	284,230
Custodian fees and expenses	39,971
Independent trustees' compensation	6,078
Registration fees	92,752
Audit	20,569
Legal	3,480
Interest	887
Miscellaneous	8,705
Total expenses before reductions	8,605,949
Expense reductions	(22,003)	8,583,946
Net investment income (loss)		22,866,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,086,671
Foreign currency transactions	(25,646)
Total net realized gain (loss)		21,061,025
Change in net unrealized appreciation (depreciation) on: Investment securities	83,775,321
Assets and liabilities in foreign currencies	764
Total change in net unrealized appreciation (depreciation)		83,776,085
Net gain (loss)		104,837,110
Net increase (decrease) in net assets resulting from operations		$ 127,704,094

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,866,984	$ 29,195,620
Net realized gain (loss)	21,061,025	36,347,219
Change in net unrealized appreciation (depreciation)	83,776,085	157,954,804
Net increase (decrease) in net assets resulting from operations	127,704,094	223,497,643
Distributions to shareholders from net investment income	(3,281,176)	(25,900,882)
Distributions to shareholders from net realized gain	(5,485,421)	(36,216,657)
Total distributions	(8,766,597)	(62,117,539)
Share transactions - net increase (decrease)	156,512,942	162,381,495
Redemption fees	15,203	45,851
Total increase (decrease) in net assets	275,465,642	323,807,450

Net Assets
Beginning of period	1,732,533,292	1,408,725,842
End of period (including undistributed net investment income of $22,806,456 and undistributed net investment income of $3,220,648, respectively)	$ 2,007,998,934	$ 1,732,533,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Income from Investment Operations
Net investment income (loss) E	.89	1.22	.98	.84	.67	.53
Net realized and unrealized gain (loss)	4.52	8.73	7.10	17.02	(19.19)	7.29
Total from investment operations	5.41	9.95	8.08	17.86	(18.52)	7.82
Distributions from net investment income	(.12)	(1.06)	(.83)	(.74)	(.66)	(.42)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.02)	(2.44)
Total distributions	(.35)	(2.70)	(1.49)	(.74)	(.68) K	(2.86)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 79.96	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13
Total Return B, C, D	7.25%	15.00%	13.27%	40.66%	(29.43)%	13.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09% A	1.10%	1.11%	1.13%	1.19%	1.19%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.11%	1.13%	1.19%	1.19%
Expenses net of all reductions	1.08% A	1.09%	1.11%	1.13%	1.18%	1.19%
Net investment income (loss)	2.32% A	1.74%	1.53%	1.51%	1.27%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,990	$ 205,851	$ 160,526	$ 162,370	$ 121,193	$ 23,796
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Income from Investment Operations
Net investment income (loss) E	.78	1.01	.79	.66	.53	.36
Net realized and unrealized gain (loss)	4.50	8.68	7.05	16.95	(19.12)	7.29
Total from investment operations	5.28	9.69	7.84	17.61	(18.59)	7.65
Distributions from net investment income	(.09)	(.86)	(.65)	(.59)	(.60)	(.35)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.32)	(2.50)	(1.31)	(.59)	(.60) K	(2.79)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 79.45	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93
Total Return B, C, D	7.11%	14.67%	12.93%	40.24%	(29.61)%	13.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Expenses net of fee waivers, if any	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Expenses net of all reductions	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Net investment income (loss)	2.04% A	1.45%	1.24%	1.21%	.99%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,179	$ 39,047	$ 31,496	$ 29,662	$ 22,624	$ 6,298
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Income from Investment Operations
Net investment income (loss) E	.57	.64	.46	.37	.26	.04
Net realized and unrealized gain (loss)	4.47	8.61	6.98	16.82	(19.01)	7.27
Total from investment operations	5.04	9.25	7.44	17.19	(18.75)	7.31
Distributions from net investment income	(.02)	(.43)	(.32)	(.35)	(.42)	(.19)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.25)	(2.07)	(.98)	(.35)	(.42) K	(2.63)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 78.80	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69
Total Return B, C, D	6.83%	14.06%	12.35%	39.48%	(29.96)%	12.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.91%	1.91%	1.97%	1.96%	1.96%
Expenses net of fee waivers, if any	1.89% A	1.91%	1.91%	1.97%	1.96%	1.96%
Expenses net of all reductions	1.89% A	1.90%	1.91%	1.97%	1.96%	1.96%
Net investment income (loss)	1.51% A	.93%	.73%	.68%	.50%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,982	$ 19,330	$ 20,033	$ 21,099	$ 14,929	$ 4,884
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Income from Investment Operations
Net investment income (loss) E	.59	.68	.49	.41	.28	.06
Net realized and unrealized gain (loss)	4.45	8.59	7.00	16.80	(19.00)	7.28
Total from investment operations	5.04	9.27	7.49	17.21	(18.72)	7.34
Distributions from net investment income	(.02)	(.59)	(.41)	(.38)	(.44)	(.29)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.25)	(2.23)	(1.07)	(.38)	(.44) K	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 78.54	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61
Total Return B, C, D	6.86%	14.14%	12.44%	39.59%	(29.94)%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.86%	1.90%	1.93%	1.93%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.86%	1.90%	1.93%	1.93%
Expenses net of all reductions	1.83% A	1.84%	1.85%	1.89%	1.93%	1.92%
Net investment income (loss)	1.57% A	.99%	.79%	.75%	.52%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,687	$ 102,321	$ 81,239	$ 73,829	$ 54,902	$ 19,791
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13
Income from Investment Operations
Net investment income (loss) D	1.00	1.42	1.14	.96	.88	.71
Net realized and unrealized gain (loss)	4.55	8.76	7.14	17.11	(19.31)	7.30
Total from investment operations	5.55	10.18	8.28	18.07	(18.43)	8.01
Distributions from net investment income	(.15)	(1.24)	(.98)	(.87)	(.67)	(.46)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.03)	(2.44)
Total distributions	(.38)	(2.87) K	(1.64)	(.87)	(.69) J	(2.90)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 80.46	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25
Total Return B, C	7.41%	15.30%	13.55%	40.96%	(29.23)%	13.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.83%	.86%	.92%	.91%	.91%
Expenses net of fee waivers, if any	.81% A	.83%	.86%	.92%	.91%	.90%
Expenses net of all reductions	.81% A	.82%	.86%	.91%	.90%	.90%
Net investment income (loss)	2.59% A	2.01%	1.78%	1.73%	1.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,346,638	$ 1,202,440	$ 877,548	$ 946,455	$ 657,263	$ 655,224
Portfolio turnover rate F	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share. K Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Income from Investment Operations
Net investment income (loss) D	.99	1.39	1.15	.98	.82	.74
Net realized and unrealized gain (loss)	4.54	8.73	7.13	17.09	(19.23)	7.30
Total from investment operations	5.53	10.12	8.28	18.07	(18.41)	8.04
Distributions from net investment income	(.15)	(1.19)	(1.04)	(.88)	(.73)	(.51)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.03)	(2.44)
Total distributions	(.38)	(2.82) K	(1.70)	(.88)	(.75) J	(2.95)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 80.29	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22
Total Return B,C	7.40%	15.24%	13.57%	41.03%	(29.22)%	13.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.87%	.87%	.86%	.91%	.85%
Expenses net of fee waivers, if any	.84% A	.87%	.87%	.86%	.91%	.85%
Expenses net of all reductions	.84% A	.87%	.87%	.86%	.91%	.84%
Net investment income (loss)	2.56% A	1.96%	1.77%	1.78%	1.54%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,524	$ 163,544	$ 237,883	$ 36,152	$ 30,922	$ 10,384
Portfolio turnover rate F	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. K Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 449,954,508
Gross unrealized depreciation	(13,909,293)
Net unrealized appreciation (depreciation) on securities and other investments	$ 436,045,215

Tax cost	$ 1,577,558,646

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $356,755,501 and $231,699,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 270,937	$ 2,352
Class T	.25%	.25%	102,390	-
Class B	.75%	.25%	94,339	70,754
Class C	.75%	.25%	542,205	107,255
			$ 1,009,871	$ 180,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 84,035
Class T	10,633
Class B*	20,622
Class C*	9,152
$ 124,442

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 248,375.23
Class T	52,988.26
Class B	27,048.29
Class C	121,555.22
Consumer Staples	1,298,635.21
Institutional Class	236,757.23
	$ 1,985,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,847 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,984,167.41%		$ 887

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,500 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $344,609. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,953 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $50.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 323,577	$ 2,690,167
Class T	45,344	422,197
Class B	4,298	114,208
Class C	29,567	829,469
Consumer Staples	2,475,321	18,061,907
Institutional Class	403,069	3,782,934
Total	$ 3,281,176	$ 25,900,882
From net realized gain
Class A	$ 630,693	$ 4,102,363
Class T	121,268	795,051
Class B	58,156	441,952
Class C	323,833	2,213,680
Consumer Staples	3,745,551	23,446,773
Institutional Class	605,920	5,216,838
Total	$ 5,485,421	$ 36,216,657

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	575,336	1,107,874	$ 44,327,963	$ 77,974,428
Reinvestment of distributions	10,982	84,526	824,504	5,924,948
Shares redeemed	(371,007)	(816,686)	(28,336,652)	(57,527,748)
Net increase (decrease)	215,311	375,714	$ 16,815,815	$ 26,371,628
Class T
Shares sold	66,759	130,126	$ 5,120,369	$ 9,133,799
Reinvestment of distributions	2,093	16,351	156,290	1,140,509
Shares redeemed	(36,979)	(90,239)	(2,801,960)	(6,276,410)
Net increase (decrease)	31,873	56,238	$ 2,474,699	$ 3,997,898
Class B
Shares sold	6,362	22,727	$ 483,566	$ 1,569,035
Reinvestment of distributions	672	6,332	49,896	439,355
Shares redeemed	(27,320)	(67,638)	(2,066,228)	(4,695,265)
Net increase (decrease)	(20,286)	(38,579)	$ (1,532,766)	$ (2,686,875)
Class C
Shares sold	247,961	536,557	$ 18,813,434	$ 37,168,209
Reinvestment of distributions	3,610	33,216	266,955	2,295,907
Shares redeemed	(127,849)	(400,115)	(9,590,639)	(28,068,157)
Net increase (decrease)	123,722	169,658	$ 9,489,750	$ 11,395,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Consumer Staples
Shares sold	3,097,202	7,156,716	$ 239,128,527	$ 509,488,908
Reinvestment of distributions	79,360	566,253	5,989,308	39,874,596
Shares redeemed	(2,410,148)	(4,661,196)	(182,123,770)	(330,401,040)
Net increase (decrease)	766,414	3,061,773	$ 62,994,065	$ 218,962,464
Institutional Class
Shares sold	1,388,318	2,454,993	$ 107,435,083	$ 173,115,499
Reinvestment of distributions	11,821	115,398	890,360	8,111,953
Shares redeemed	(555,913)	(3,900,689)	(42,054,064)	(276,887,031)
Net increase (decrease)	844,226	(1,330,298)	$ 66,271,379	$ (95,659,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates, were the owners of record in aggregate of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.17%
Actual		$ 1,000.00	$ 833.80	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.44%
Actual		$ 1,000.00	$ 832.60	$ 6.65
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class B	1.92%
Actual		$ 1,000.00	$ 830.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.92%
Actual		$ 1,000.00	$ 830.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Gold	.92%
Actual		$ 1,000.00	$ 834.90	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Institutional Class	.83%
Actual		$ 1,000.00	$ 835.20	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	13.0	12.2
Barrick Gold Corp.	11.1	11.9
Newmont Mining Corp.	8.1	9.0
Newcrest Mining Ltd.	6.9	8.4
Yamana Gold, Inc.	4.5	3.9
AngloGold Ashanti Ltd. sponsored ADR	4.3	5.1
Randgold Resources Ltd. sponsored ADR	4.0	3.6
Gold Bullion	3.7	1.0
Kinross Gold Corp.	3.6	4.0
Eldorado Gold Corp.	3.6	2.7
	62.8
Top Industries (% of fund's net assets)
As of August 31, 2012
Gold	94.7%
Commodities & Related Investments**	3.8%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.3%
Coal & Consumable Fuels	0.2%
All Others*	0.3%

As of February 29, 2012
Gold	97.5%
Commodities & Related Investments**	1.0%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.2%
Coal & Consumable Fuels	0.1%
Specialty Stores	0.0%
All Others*	0.3%

* Includes short-term investments and net other assets.
** Includes gold bullion and/or silver bullion.
Geographic Diversification (% of fund's net assets)
As of August 31, 2012
Canada	58.4%
United States of America	15.6%
Australia	9.9%
South Africa	8.8%
Bailiwick of Jersey	4.9%
Peru	1.2%
United Kingdom	0.6%
China	0.5%
Bermuda	0.1%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2012
Canada	55.8%
United States of America	12.7%
Australia	11.5%
South Africa	10.3%
Bailiwick of Jersey	4.5%
China	2.3%
Peru	2.1%
United Kingdom	0.8%
Bermuda	0.0%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 9.9%
METALS & MINING - 9.9%
Gold - 9.9%
ABM Resources NL (a)	2,300,000	$ 106,931
Alkane Resources Ltd.	195,000	199,450
Ampella Mining Ltd. (a)(d)	1,230,000	660,803
Azumah Resources Ltd. (a)	843,984	108,995
Beadell Resources Ltd. (a)	2,204,000	1,776,109
CGA Mining Ltd.:
(Australia) (a)	18,920	40,267
(Canada) (a)	525,000	1,288,866
Evolution Mining Ltd. (a)	2,258,235	3,627,964
Focus Minerals Ltd. (a)	2,300,000	90,297
Gold One International Ltd. (a)	90,277	37,774
Gryphon Minerals Ltd. (a)	2,707,692	1,748,408
Integra Mining Ltd. (a)	1,415,000	687,096
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,616,653
(Canada) (a)	320,000	97,388
Kingsgate Consolidated NL (d)	2,908,274	12,860,044
Kula Gold Ltd. (a)	31,245	15,172
Marengo Mining Ltd. (a)	560,000	69,428
Medusa Mining Ltd.	2,552,885	13,108,440
Newcrest Mining Ltd.	9,560,792	243,486,101
Papillon Resources Ltd. (a)(d)	130,000	150,427
Perseus Mining Ltd.:
(Australia) (a)	5,504,308	13,932,601
(Canada) (a)	1,300,000	3,494,801
Ramelius Resources Ltd. (a)	980,000	415,120
Red 5 Ltd. (a)	475,000	679,684
Regis Resources Ltd. (a)	5,143,292	25,187,375
Resolute Mining Ltd. (a)	4,911,661	7,484,862
Saracen Mineral Holdings Ltd. (a)	735,000	265,778
Silver Lake Resources Ltd. (a)(d)	1,061,000	3,255,631
St Barbara Ltd. (a)(d)	5,059,676	7,736,558
Tanami Gold NL (a)(d)	130,000	114,163
Troy Resources NL (a)(f)	734,826	3,265,065
		348,608,251
Bailiwick of Jersey - 4.9%
METALS & MINING - 4.9%
Gold - 4.9%
Centamin PLC (a)	12,211,900	15,415,579
Lydian International Ltd. (a)	170,000	413,898
Polyus Gold International Ltd. sponsored GDR	5,848,190	17,720,016
Randgold Resources Ltd. sponsored ADR	1,359,067	139,943,129
		173,492,622

	Shares	Value
Bermuda - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Continental Gold Ltd. (a)	450,100	$ 3,433,682
G-Resources Group Ltd. (a)	12,891,000	590,038
		4,023,720
Canada - 58.4%
METALS & MINING - 58.4%
Diversified Metals & Mining - 0.3%
Copper Mountain Mining Corp. (a)	97,000	257,814
East Asia Minerals Corp. (a)	5,000	812
Eastmain Resources, Inc. (a)	10,000	9,029
Kimber Resources, Inc. (a)(e)	16,100	11,433
Kimber Resources, Inc. (a)(e)(f)	5,832,000	4,141,415
NovaCopper, Inc. (a)(d)	488,333	1,223,619
Sabina Gold & Silver Corp. (a)	465,000	1,551,965
Turquoise Hill Resources Ltd. (a)	350,750	2,818,098
		10,014,185
Gold - 57.5%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,135,400	103,136,083
Alacer Gold Corp. (a)	3,409,063	20,473,399
Alamos Gold, Inc.	1,948,800	36,633,288
Argonaut Gold, Inc. (a)	1,084,800	10,014,385
ATAC Resources Ltd. (a)	67,200	175,882
Aura Minerals, Inc. (a)	10,000	4,109
AuRico Gold, Inc. (a)	3,978,563	27,647,128
Aurizon Mines Ltd. (a)	2,366,900	9,628,475
Avion Gold Corp. (a)	5,290,000	3,756,531
B2Gold Corp. (a)	6,022,400	23,032,664
Banro Corp. (a)	3,713,482	15,972,776
Barrick Gold Corp. (d)	10,139,019	390,955,224
Belo Sun Mining Corp. (a)	405,000	480,700
Canaco Resources, Inc. (a)	710,100	252,128
Canaco Resources, Inc. (a)(f)	561,600	199,401
Centerra Gold, Inc.	2,042,200	15,537,915
Claude Resources, Inc. (a)	40,000	28,405
Colossus Minerals, Inc. (a)	1,591,100	7,102,044
Detour Gold Corp. (a)	818,800	20,599,787
Detour Gold Corp. (a)(f)	785,900	19,772,072
Eldorado Gold Corp.	9,506,708	126,241,753
Exeter Resource Corp. (a)	272,300	483,414
Franco-Nevada Corp. (d)	1,689,900	87,670,795
Gabriel Resources Ltd. (a)	725,000	1,698,960
Goldcorp, Inc. (d)	11,229,100	461,011,083
Golden Predator Corp. (a)	5,000	1,725
GoldQuest Mining Corp. (a)	340,000	538,067
Gran Colombia Gold Corp. (a)	1,765,000	599,822
Great Basin Gold Ltd. (a)(d)	1,447,298	278,962
Guyana Goldfields, Inc. (a)	1,176,400	3,126,724
Guyana Goldfields, Inc. (a)(f)	155,000	411,971
IAMGOLD Corp.	4,873,200	63,723,609
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
International Minerals Corp.:
(Canada) (a)	157,100	$ 838,292
(Switzerland) (a)	15,000	78,716
International Tower Hill Mines Ltd. (a)	546,700	1,597,257
Keegan Resources, Inc. (a)	35,000	129,597
Kinross Gold Corp.	14,498,891	128,846,346
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	617,118
Kirkland Lake Gold, Inc. (a)	906,000	12,527,294
Lake Shore Gold Corp. (a)	3,961,600	4,018,869
Midas Gold Corp. (a)	15,000	39,564
New Gold, Inc. (a)	6,990,855	77,443,709
Novagold Resources, Inc. (a)(d)	2,930,000	13,672,838
OceanaGold Corp. (a)	1,610,000	4,246,513
Orezone Gold Corp. (a)(d)	312,100	585,732
Orvana Minerals Corp. (a)(d)	10,000	9,029
Osisko Mining Corp. (a)	2,641,500	25,644,591
Osisko Mining Corp. (a)(f)	3,000,000	29,125,032
Pilot Gold, Inc. (a)	131,250	139,805
Premier Gold Mines Ltd. (a)	4,142,500	21,768,349
Pretium Resources, Inc. (a)	200,000	2,960,183
Pretium Resources, Inc. (a)(f)	225,000	3,330,205
Pretium Resources, Inc. (a)(g)	225,000	3,330,205
Primero Mining Corp. (a)	504,300	2,281,692
Queenston Mining, Inc. (a)	659,900	2,202,456
Rainy River Resources Ltd. (a)	1,882,500	8,880,167
Richmont Mines, Inc. (a)	30,000	125,082
Romarco Minerals, Inc. (a)	9,968,000	8,291,920
Romarco Minerals, Inc. (a)(f)	5,900,000	4,907,938
Rubicon Minerals Corp. (a)	2,851,352	9,979,370
San Gold Corp. (a)	4,634,400	3,620,074
Seabridge Gold, Inc. (a)	601,905	10,105,983
SEMAFO, Inc.	4,346,900	16,404,228
St. Andrew Goldfields Ltd. (a)	360,000	158,864
Sulliden Gold Corp. Ltd. (a)	1,700,400	2,380,474
Teranga Gold Corp. (a)	35,000	71,367
Teranga Gold Corp. CDI unit (a)	3,430,974	6,947,633
Timmins Gold Corp. (a)	105,000	264,164
Torex Gold Resources, Inc. (a)	8,097,500	14,786,203
Yamana Gold, Inc.	9,348,100	159,887,361
		2,033,433,501
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	6,000	48,085
Dalradian Resources, Inc. (a)	46,000	48,998
Kaminak Gold Corp. Class A (a)	20,000	35,709
Pan American Silver Corp.	563,487	9,894,963

	Shares	Value
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	$ 175,039
Silver Wheaton Corp.	150,700	5,210,100
Silvercorp Metals, Inc.	37,500	220,644
Tahoe Resources, Inc. (a)	225,500	4,108,527
		19,742,065
TOTAL METALS & MINING		2,063,189,751
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
China Precious Metal Resources Holdings Co. Ltd. (a)	3,652,000	640,375
Endeavour Mining Corp. (a)(d)	348,000	699,001
		1,339,376
China - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,099,650	4,100,389
Zijin Mining Group Co. Ltd. (H Shares)	43,164,000	13,523,620
		17,624,009
Netherlands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nord Gold NV GDR (Reg. S) (a)	15,000	66,000
Peru - 1.2%
METALS & MINING - 1.2%
Gold - 1.2%
Compania de Minas Buenaventura SA sponsored ADR	1,162,500	40,292,250
South Africa - 8.8%
METALS & MINING - 8.8%
Gold - 8.8%
AngloGold Ashanti Ltd. sponsored ADR	4,802,952	153,214,169
Gold Fields Ltd.	55,000	673,078
Gold Fields Ltd. sponsored ADR	9,021,026	111,139,040
Harmony Gold Mining Co. Ltd.	1,484,000	12,477,370
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,881,800	33,150,572
		310,654,229
Sweden - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nordic Mines AB (a)	20,000	24,161
Common Stocks - continued
	Shares	Value
Turkey - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Koza Altin Isletmeleri A/S	5,000	$ 98,395
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,338,763	9,440,477
Allied Gold Mining PLC (a)	615,000	1,386,669
Patagonia Gold PLC (a)(d)	260,000	112,499
Petropavlovsk PLC	2,100,929	11,605,805
		22,545,450
United States of America - 11.5%
METALS & MINING - 11.3%
Gold - 11.2%
Allied Nevada Gold Corp. (a)	1,346,300	43,862,454
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,463,556
Gold Resource Corp. (d)	30,000	568,800
Newmont Mining Corp.	5,646,850	286,182,358
Royal Gold, Inc. (d)	731,313	64,370,170
		396,447,338
Precious Metals & Minerals - 0.1%
Coeur d'Alene Mines Corp. (a)	15,000	344,850
McEwen Mining, Inc. (a)(d)	705,100	2,792,196
		3,137,046
TOTAL METALS & MINING		399,584,384
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	518,000	3,076,920
Peabody Energy Corp.	220,000	4,758,600
		7,835,520
TOTAL UNITED STATES OF AMERICA		407,419,904
TOTAL COMMON STOCKS (Cost $3,027,884,088)		3,389,378,118
Commodities - 3.8%
	Troy Ounces
Gold Bullion (a)	77,500	131,169,525
Silver Bullion (a)	117,000	3,713,580
TOTAL COMMODITIES (Cost $113,075,575)		134,883,105
Money Market Funds - 15.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	8,040,203	$ 8,040,203
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	539,002,014	539,002,014
TOTAL MONEY MARKET FUNDS (Cost $547,042,217)		547,042,217
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $3,688,001,880)		4,071,303,440
NET OTHER ASSETS (LIABILITIES) - (15.2)%		(538,230,937)
NET ASSETS - 100%		$ 3,533,072,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,153,099 or 1.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,330,205 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,626
Fidelity Securities Lending Cash Central Fund	334,629
Total	$ 340,255
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 86,850,463	$ -	$ -	$ 134,852,679
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 11,433
Kimber Resources, Inc. (144A)	6,128,712	-	-	-	4,141,415
Total	$ 6,145,631	$ -	$ -	$ -	$ 4,152,848
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,389,378,118	$ 3,376,052,631	$ 13,325,487	$ -
Commodities	134,883,105	134,883,105	-	-
Money Market Funds	547,042,217	547,042,217	-	-
Total Investments in Securities:	$ 4,071,303,440	$ 4,057,977,953	$ 13,325,487	$ -

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $531,798,267) - See accompanying schedule: Unaffiliated issuers (cost $3,022,586,600)	$ 3,385,225,270
Fidelity Central Funds (cost $547,042,217)	547,042,217
Commodities (cost $113,075,575)	134,883,105
Other affiliated issuers (cost $5,297,488)	4,152,848
Total Investments (cost $3,688,001,880)		$ 4,071,303,440
Cash		4,946
Foreign currency held at value (cost $3)		3
Receivable for fund shares sold		4,841,833
Dividends receivable		2,712,997
Distributions receivable from Fidelity Central Funds		63,556
Other receivables		11,124
Total assets		4,078,937,899

Liabilities
Payable for fund shares redeemed	$ 4,035,091
Accrued management fee	1,569,470
Distribution and service plan fees payable	90,184
Other affiliated payables	917,284
Other payables and accrued expenses	251,353
Collateral on securities loaned, at value	539,002,014
Total liabilities		545,865,396

Net Assets		$ 3,533,072,503
Net Assets consist of:
Paid in capital		$ 3,578,544,855
Accumulated net investment loss		(21,174,752)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(407,604,474)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		383,306,874
Net Assets		$ 3,533,072,503

Consolidated Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,561,933 ÷ 3,345,457 shares)	$ 37.83

Maximum offering price per share (100/94.25 of $37.83)	$ 40.14
Class T: Net Asset Value and redemption price per share ($31,828,989 ÷ 848,774 shares)	$ 37.50

Maximum offering price per share (100/96.50 of $37.50)	$ 38.86
Class B: Net Asset Value and offering price per share ($14,241,834 ÷ 387,566 shares)A	$ 36.75

Class C: Net Asset Value and offering price per share ($50,719,638 ÷ 1,386,025 shares)A	$ 36.59

Gold: Net Asset Value, offering price and redemption price per share ($3,162,334,752 ÷ 82,426,980 shares)	$ 38.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,385,357 ÷ 3,846,964 shares)	$ 38.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio
Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 25,419,413
Interest		6
Income from Fidelity Central Funds		340,255
Total income		25,759,674

Expenses
Management fee	$ 9,864,481
Transfer agent fees	5,153,104
Distribution and service plan fees	571,059
Accounting and security lending fees	739,772
Custodian fees and expenses	267,648
Independent trustees' compensation	11,898
Registration fees	110,314
Audit	20,966
Legal	7,351
Interest	4,841
Miscellaneous	24,740
Total expenses before reductions	16,776,174
Expense reductions	(146,638)	16,629,536
Net investment income (loss)		9,130,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(111,301,818)
Foreign currency transactions	41,154
Total net realized gain (loss)		(111,260,664)
Change in net unrealized appreciation (depreciation) on: Investments	(631,480,473)
Assets and liabilities in foreign currencies	(4,026)
Commodities	5,001,915
Total change in net unrealized appreciation (depreciation)		(626,482,584)
Net gain (loss)		(737,743,248)
Net increase (decrease) in net assets resulting from operations		$ (728,613,110)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,130,138	$ (2,911,115)
Net realized gain (loss)	(111,260,664)	69,474,908
Change in net unrealized appreciation (depreciation)	(626,482,584)	(363,910,363)
Net increase (decrease) in net assets resulting from operations	(728,613,110)	(297,346,570)
Distributions to shareholders from net realized gain	-	(238,750,097)
Share transactions - net increase (decrease)	(113,932,451)	229,358,064
Redemption fees	108,512	461,104
Total increase (decrease) in net assets	(842,437,049)	(306,277,499)

Net Assets
Beginning of period	4,375,509,552	4,681,787,051
End of period (including accumulated net investment loss of $21,174,752 and accumulated net investment loss of $30,304,890, respectively)	$ 3,533,072,503	$ 4,375,509,552

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Income from Investment Operations
Net investment income (loss) E	.06	(.13)	(.30)	(.25)	(.15)	(.15)
Net realized and unrealized gain (loss)	(7.60)	(2.83)	15.28	11.00	(15.44)	15.00
Total from investment operations	(7.54)	(2.96)	14.98	10.75	(15.59)	14.85
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	(2.59)	(4.57)	(.71)	(.17)	(5.01)
Total distributions	-	(2.59)	(4.57)	(.71)	(.17)	(5.20)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 37.83	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19
Total Return B, C, D	(16.62)%	(6.24)%	36.99%	35.19%	(33.81)%	44.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.14%	1.16%	1.21%	1.21%	1.17%
Expenses net of fee waivers, if any	1.17% A	1.14%	1.15%	1.19%	1.19%	1.17%
Expenses net of all reductions	1.17% A	1.14%	1.14%	1.17%	1.15%	1.13%
Net investment income (loss)	.30% A	(.28)%	(.63)%	(.63)%	(.45)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,562	$ 152,969	$ 149,178	$ 82,413	$ 39,144	$ 26,620
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Income from Investment Operations
Net investment income (loss) E	.01	(.27)	(.43)	(.36)	(.24)	(.25)
Net realized and unrealized gain (loss)	(7.55)	(2.80)	15.21	10.96	(15.42)	15.05
Total from investment operations	(7.54)	(3.07)	14.78	10.60	(15.66)	14.80
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	(2.57)	(4.45)	(.63)	(.17)	(4.97)
Total distributions	-	(2.57)	(4.45)	(.63)	(.17)	(5.13)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 37.50	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17
Total Return B, C, D	(16.74)%	(6.49)%	36.62%	34.79%	(33.98)%	44.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.43%	1.44%	1.51%	1.47%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.42%	1.42%	1.49%	1.45%	1.43%
Expenses net of all reductions	1.44% A	1.42%	1.42%	1.47%	1.41%	1.39%
Net investment income (loss)	.03% A	(.57)%	(.90)%	(.93)%	(.71)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,829	$ 40,664	$ 45,846	$ 26,256	$ 15,284	$ 11,334
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Income from Investment Operations
Net investment income (loss) E	(.08)	(.49)	(.66)	(.55)	(.40)	(.45)
Net realized and unrealized gain (loss)	(7.41)	(2.76)	15.02	10.84	(15.34)	14.95
Total from investment operations	(7.49)	(3.25)	14.36	10.29	(15.74)	14.50
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	(2.53)	(4.21)	(.51)	(.17)	(4.84)
Total distributions	-	(2.53)	(4.21)	(.51)	(.17)	(5.00)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.02	.01
Net asset value, end of period	$ 36.75	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97
Total Return B, C, D	(16.93)%	(6.95)%	35.97%	34.12%	(34.30)%	43.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.90%	1.93%	2.00%	1.97%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.92%	1.98%	1.95%	1.93%
Expenses net of all reductions	1.92% A	1.90%	1.91%	1.96%	1.89%	1.90%
Net investment income (loss)	(.45)% A	(1.04)%	(1.39)%	(1.42)%	(1.20)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,242	$ 20,894	$ 26,837	$ 18,340	$ 8,421	$ 6,869
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.47)	(.64)	(.53)	(.39)	(.45)
Net realized and unrealized gain (loss)	(7.38)	(2.76)	14.98	10.80	(15.30)	14.91
Total from investment operations	(7.46)	(3.23)	14.34	10.27	(15.69)	14.46
Distributions from net investment income	-	-	-	-	-	(.17)
Distributions from net realized gain	-	(2.53)	(4.28)	(.53)	(.17)	(4.89)
Total distributions	-	(2.53)	(4.28)	(.53)	(.17)	(5.06)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 36.59	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85
Total Return B, C, D	(16.94)%	(6.93)%	36.01%	34.15%	(34.30)%	43.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.87%	1.89%	1.97%	1.97%	1.92%
Expenses net of fee waivers, if any	1.92% A	1.87%	1.88%	1.95%	1.95%	1.92%
Expenses net of all reductions	1.92% A	1.87%	1.87%	1.93%	1.89%	1.89%
Net investment income (loss)	(.45)% A	(1.01)%	(1.35)%	(1.39)%	(1.20)%	(1.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,720	$ 67,996	$ 72,431	$ 38,624	$ 17,544	$ 10,835
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54
Income from Investment Operations
Net investment income (loss) D	.10	(.02)	(.18)	(.16)	(.04)	(.02)
Net realized and unrealized gain (loss)	(7.69)	(2.85)	15.43	11.10	(15.51)	15.05
Total from investment operations	(7.59)	(2.87)	15.25	10.94	(15.55)	15.03
Distributions from net investment income	-	-	-	-	-	(.18)
Distributions from net realized gain	-	(2.61)	(4.67)	(.77)	(.17)	(5.03)
Total distributions	-	(2.61)	(4.67)	(.77)	(.17)	(5.21)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 38.37	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37
Total Return B, C	(16.51)%	(6.00)%	37.35%	35.52%	(33.59)%	45.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.89%	.91%	.98%	.89%	.85%
Expenses net of fee waivers, if any	.92% A	.89%	.90%	.96%	.87%	.85%
Expenses net of all reductions	.92% A	.89%	.89%	.94%	.86%	.81%
Net investment income (loss)	.55% A	(.03)%	(.37)%	(.40)%	(.13)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,162,335	$ 3,924,439	$ 4,250,249	$ 2,839,664	$ 1,881,600	$ 2,381,114
Portfolio turnover rate F	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Income from Investment Operations
Net investment income (loss) D	.12	.02	(.15)	(.15)	(.05)	(.01)
Net realized and unrealized gain (loss)	(7.68)	(2.85)	15.41	11.08	(15.49)	15.03
Total from investment operations	(7.56)	(2.83)	15.26	10.93	(15.54)	15.02
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	(2.62)	(4.72)	(.82)	(.17)	(5.04)
Total distributions	-	(2.62)	(4.72)	(.82)	(.17)	(5.23)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 38.31	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34
Total Return B, C	(16.48)%	(5.94)%	37.45%	35.50%	(33.59)%	45.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.82%	.85%	.95%	.91%	.83%
Expenses net of fee waivers, if any	.83% A	.81%	.84%	.93%	.89%	.83%
Expenses net of all reductions	.83% A	.81%	.83%	.91%	.86%	.79%
Net investment income (loss)	.64% A	.04%	(.31)%	(.37)%	(.14)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,385	$ 168,548	$ 137,246	$ 38,037	$ 6,070	$ 3,174
Portfolio turnover rate F	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2012, the Fund held $134,852,679 in the Subsidiary, representing 3.8% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 515,696,261
Gross unrealized depreciation	(433,498,682)
Net unrealized appreciation (depreciation) on securities and other investments	$ 82,197,579

Tax cost	$ 3,989,075,435

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $290,608,518 and $389,268,652, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its net assets. Under the management contract, FMR pays all other expenses of the Subsidiary, except custodian fees.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 156,314	$ 1,629
Class T	.25%	.25%	79,192	-
Class B	.75%	.25%	75,203	56,402
Class C	.75%	.25%	260,350	39,833
			$ 571,059	$ 97,864

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,538
Class T	6,049
Class B*	23,856
Class C*	3,522
$ 60,965

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 186,709.30
Class T	50,381.32
Class B	22,493.30
Class C	76,952.30
Gold	4,672,489.30
Institutional Class	144,080.21
	$ 5,153,104

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,611 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,128,575.41%		$ 4,148

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,517 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $426,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $334,629, including $15,383 from securities loaned to FCM.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,452,333. The weighted average interest rate was .64%. The interest expense amounted to $693 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $120,205. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,120 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $313.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net realized gain
Class A	$ -	$ 7,834,928
Class T	-	2,382,367
Class B	-	1,303,107
Class C	-	3,798,844
Gold	-	215,607,839
Institutional Class	-	7,823,012
Total	$ -	$ 238,750,097

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	855,307	1,589,102	$ 32,193,547	$ 76,690,664
Reinvestment of distributions	-	145,713	-	7,265,756
Shares redeemed	(881,215)	(1,293,053)	(33,147,004)	(61,867,749)
Net increase (decrease)	(25,908)	441,762	$ (953,457)	$ 22,088,671
Class T
Shares sold	125,633	326,122	$ 4,595,848	$ 15,663,258
Reinvestment of distributions	-	46,446	-	2,308,310
Shares redeemed	(179,763)	(374,234)	(6,587,924)	(17,626,829)
Net increase (decrease)	(54,130)	(1,666)	$ (1,992,076)	$ 344,739
Class B
Shares sold	9,231	55,740	$ 336,945	$ 2,638,278
Reinvestment of distributions	-	22,881	-	1,122,370
Shares redeemed	(93,976)	(142,844)	(3,506,846)	(6,672,300)
Net increase (decrease)	(84,745)	(64,223)	$ (3,169,901)	$ (2,911,652)
Class C
Shares sold	142,812	510,073	$ 5,081,885	$ 24,191,165
Reinvestment of distributions	-	63,636	-	3,100,723
Shares redeemed	(300,277)	(484,293)	(10,819,907)	(22,585,009)
Net increase (decrease)	(157,465)	89,416	$ (5,738,022)	$ 4,706,879
Gold
Shares sold	12,217,076	30,555,727	$ 461,041,057	$ 1,483,101,053
Reinvestment of distributions	-	4,125,294	-	208,463,091
Shares redeemed	(15,184,970)	(31,912,749)	(569,825,690)	(1,536,990,789)
Net increase (decrease)	(2,967,894)	2,768,272	$ (108,784,633)	$ 154,573,355
Institutional Class
Shares sold	650,993	1,664,357	$ 24,357,064	$ 81,430,250
Reinvestment of distributions	-	146,226	-	7,344,695
Shares redeemed	(478,376)	(810,698)	(17,651,426)	(38,218,873)
Net increase (decrease)	172,617	999,885	$ 6,705,638	$ 50,556,072

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.13%
Actual		$ 1,000.00	$ 989.70	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.42%
Actual		$ 1,000.00	$ 988.30	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.91%
Actual		$ 1,000.00	$ 985.90	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.89%
Actual		$ 1,000.00	$ 985.80	$ 9.46
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Materials	.86%
Actual		$ 1,000.00	$ 991.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Institutional Class	.85%
Actual		$ 1,000.00	$ 991.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.3	8.1
Monsanto Co.	8.1	6.6
Air Products & Chemicals, Inc.	5.7	5.2
LyondellBasell Industries NV Class A	4.2	3.5
Eastman Chemical Co.	3.8	2.2
PPG Industries, Inc.	3.6	2.2
Ecolab, Inc.	3.5	3.8
Sherwin-Williams Co.	3.2	2.4
Rock-Tenn Co. Class A	3.2	2.5
Freeport-McMoRan Copper & Gold, Inc.	2.8	2.7
	46.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Chemicals	62.5%
Metals & Mining	19.5%
Containers & Packaging	8.6%
Construction Materials	1.5%
Paper & Forest Products	1.2%
All Others*	6.7%

As of February 29, 2012
Chemicals	65.0%
Metals & Mining	20.1%
Containers & Packaging	8.0%
Food Products	1.0%
Electrical Equipment	0.6%
All Others*	5.3%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CHEMICALS - 62.5%
Commodity Chemicals - 2.5%
Arkema SA	81,801	$ 6,963,548
PetroLogistics LP	707,262	9,045,881
Westlake Chemical Corp. (d)	266,370	18,320,929
		34,330,358
Diversified Chemicals - 18.6%
Dow Chemical Co.	313,213	9,180,273
E.I. du Pont de Nemours & Co.	2,275,817	113,221,891
Eastman Chemical Co.	921,584	50,926,732
FMC Corp.	359,730	19,540,534
Lanxess AG	96,593	7,328,559
Olin Corp.	180,200	3,861,686
PPG Industries, Inc.	446,927	49,170,909
		253,230,584
Fertilizers & Agricultural Chemicals - 11.6%
CF Industries Holdings, Inc.	164,937	34,143,608
Monsanto Co.	1,257,799	109,566,871
Rentech Nitrogen Partners LP	409,909	13,924,609
		157,635,088
Industrial Gases - 5.7%
Air Products & Chemicals, Inc.	935,857	77,283,071
Specialty Chemicals - 24.1%
Albemarle Corp.	427,749	23,410,703
Ashland, Inc.	509,786	37,535,543
Celanese Corp. Class A	525,033	20,087,763
Cytec Industries, Inc.	203,146	13,909,407
Ecolab, Inc.	737,482	47,220,972
Kraton Performance Polymers, Inc. (a)	77,900	1,670,955
LyondellBasell Industries NV Class A	1,163,330	56,817,037
OMNOVA Solutions, Inc. (a)	500,291	3,897,267
Rockwood Holdings, Inc.	311,332	14,738,457
Sherwin-Williams Co.	304,547	43,574,585
Sigma Aldrich Corp.	462,244	32,833,191
W.R. Grace & Co. (a)	570,496	32,951,849
		328,647,729
TOTAL CHEMICALS		851,126,830
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	262,171	417,639
Swisher Hygiene, Inc. (Canada) (a)(d)	1,553,967	2,750,526
		3,168,165
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
Martin Marietta Materials, Inc. (d)	272,511	20,814,390

	Shares	Value
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.4%
Aptargroup, Inc.	552,400	$ 27,979,060
Ball Corp.	795,733	33,556,061
Nampak Ltd.	78,373	252,290
Silgan Holdings, Inc.	285,078	11,953,321
		73,740,732
Paper Packaging - 3.2%
Rock-Tenn Co. Class A	649,333	43,355,964
TOTAL CONTAINERS & PACKAGING		117,096,696
METALS & MINING - 19.5%
Diversified Metals & Mining - 6.5%
Copper Mountain Mining Corp. (a)	1,992,200	5,295,018
First Quantum Minerals Ltd.	1,341,300	25,839,500
Freeport-McMoRan Copper & Gold, Inc.	1,052,624	38,010,253
HudBay Minerals, Inc.	408,700	3,495,147
Iluka Resources Ltd.	78,303	744,268
Turquoise Hill Resources Ltd. (a)(d)	1,899,540	15,261,838
		88,646,024
Gold - 6.6%
Allied Nevada Gold Corp. (a)	261,472	8,518,758
Franco-Nevada Corp.	207,300	10,754,575
Goldcorp, Inc.	457,700	18,790,889
Newmont Mining Corp.	555,189	28,136,979
Royal Gold, Inc.	267,701	23,563,042
		89,764,243
Steel - 6.4%
African Minerals Ltd. (a)	529,923	2,120,424
Carpenter Technology Corp.	386,855	18,282,767
Haynes International, Inc.	232,886	11,353,193
Nucor Corp.	634,535	23,890,243
Reliance Steel & Aluminum Co.	370,602	19,060,061
Steel Dynamics, Inc.	954,009	11,657,990
		86,364,678
TOTAL METALS & MINING		264,774,945
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	297,643	6,438,018
PAPER & FOREST PRODUCTS - 1.2%
Paper Products - 1.2%
International Paper Co.	473,440	16,362,086
TOTAL COMMON STOCKS (Cost $1,083,584,729)		1,279,781,130
Convertible Bonds - 0.6%
	Principal Amount	Value
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	$ 7,861,200
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (e) (Cost $669,841)	670,000	669,873
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	77,412,400	77,412,400
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	19,616,097	19,616,097
TOTAL MONEY MARKET FUNDS (Cost $97,028,497)		97,028,497
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,189,144,267)		1,385,340,700
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(23,673,690)
NET ASSETS - 100%		$ 1,361,667,010
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini Materials Select Sector Index Contracts	Sept. 2012	$ 13,104,000	$ 585,925

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $669,873.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,504
Fidelity Securities Lending Cash Central Fund	177,206
Total	$ 221,710
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,279,781,130	$ 1,279,363,491	$ 417,639	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	669,873	-	669,873	-
Money Market Funds	97,028,497	97,028,497	-	-
Total Investments in Securities:	$ 1,385,340,700	$ 1,376,391,988	$ 1,087,512	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 585,925	$ 585,925	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 585,925	$ -
Total Value of Derivatives	$ 585,925	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.7%
Canada	5.9%
Netherlands	4.2%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,434,991) - See accompanying schedule: Unaffiliated issuers (cost $1,092,115,770)	$ 1,288,312,203
Fidelity Central Funds (cost $97,028,497)	97,028,497
Total Investments (cost $1,189,144,267)		$ 1,385,340,700
Receivable for investments sold		4,349,682
Receivable for fund shares sold		1,765,081
Dividends receivable		2,725,988
Interest receivable		786,120
Distributions receivable from Fidelity Central Funds		29,250
Receivable for daily variation margin on futures contracts		126,001
Other receivables		13,588
Total assets		1,395,136,410

Liabilities
Payable for investments purchased	$ 9,732,173
Payable for fund shares redeemed	3,050,657
Accrued management fee	627,023
Distribution and service plan fees payable	100,292
Other affiliated payables	306,803
Other payables and accrued expenses	36,355
Collateral on securities loaned, at value	19,616,097
Total liabilities		33,469,400

Net Assets		$ 1,361,667,010
Net Assets consist of:
Paid in capital		$ 1,157,341,532
Undistributed net investment income		7,293,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		252,393
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,779,588
Net Assets		$ 1,361,667,010

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($159,241,924 ÷ 2,337,341 shares)	$ 68.13

Maximum offering price per share (100/94.25 of $68.13)	$ 72.29
Class T: Net Asset Value and redemption price per share ($27,882,308 ÷ 411,614 shares)	$ 67.74

Maximum offering price per share (100/96.50 of $67.74)	$ 70.20
Class B: Net Asset Value and offering price per share ($9,924,133 ÷ 148,566 shares)A	$ 66.80

Class C: Net Asset Value and offering price per share ($57,455,649 ÷ 861,994 shares)A	$ 66.65

Materials: Net Asset Value, offering price and redemption price per share ($997,832,433 ÷ 14,593,648 shares)	$ 68.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,330,563 ÷ 1,600,390 shares)	$ 68.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 13,109,631
Interest		316,596
Income from Fidelity Central Funds		221,710
Total income		13,647,937

Expenses
Management fee	$ 3,727,331
Transfer agent fees	1,666,477
Distribution and service plan fees	595,415
Accounting and security lending fees	214,646
Custodian fees and expenses	19,192
Independent trustees' compensation	4,519
Registration fees	90,223
Audit	22,561
Legal	2,614
Miscellaneous	8,676
Total expenses before reductions	6,351,654
Expense reductions	(20,380)	6,331,274
Net investment income (loss)		7,316,663
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,592,171
Foreign currency transactions	9,600
Futures contracts	165,760
Total net realized gain (loss)		11,767,531
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,717,709)
Assets and liabilities in foreign currencies	(2,770)
Futures contracts	(575,410)
Total change in net unrealized appreciation (depreciation)		(36,295,889)
Net gain (loss)		(24,528,358)
Net increase (decrease) in net assets resulting from operations		$ (17,211,695)

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,316,663	$ 11,168,253
Net realized gain (loss)	11,767,531	34,880,798
Change in net unrealized appreciation (depreciation)	(36,295,889)	(65,841,883)
Net increase (decrease) in net assets resulting from operations	(17,211,695)	(19,792,832)
Distributions to shareholders from net investment income	(820,982)	(9,840,737)
Distributions to shareholders from net realized gain	(7,338,384)	(7,461,289)
Total distributions	(8,159,366)	(17,302,026)
Share transactions - net increase (decrease)	(47,316,017)	(18,941,790)
Redemption fees	28,325	99,276
Total increase (decrease) in net assets	(72,658,753)	(55,937,372)

Net Assets
Beginning of period	1,434,325,763	1,490,263,135
End of period (including undistributed net investment income of $7,293,497 and undistributed net investment income of $797,816, respectively)	$ 1,361,667,010	$ 1,434,325,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Income from Investment Operations
Net investment income (loss) E	.30	.40	1.08 H	.30 I	.22	.46
Net realized and unrealized gain (loss)	(1.02)	(.35)	17.40	24.90	(29.46)	8.05
Total from investment operations	(.72)	.05	18.48	25.20	(29.24)	8.51
Distributions from net investment income	(.02)	(.40)	(1.06)	(.32)	(.12)	(.32)
Distributions from net realized gain	(.36)	(.38)	(.01)	-	-	(2.21)
Total distributions	(.38)	(.78)	(1.07)	(.32)	(.12)	(2.53) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 68.13	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00
Total Return B, C, D	(1.03)%	.21%	35.33%	91.25%	(51.30)%	16.79%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13% A	1.13%	1.16%	1.23%	1.21%	1.21%
Expenses net of fee waivers, if any	1.13% A	1.13%	1.16%	1.23%	1.21%	1.21%
Expenses net of all reductions	1.13% A	1.13%	1.15%	1.22%	1.20%	1.21%
Net investment income (loss)	.91% A	.61%	1.81% H	.65% I	.47%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,242	$ 157,781	$ 124,160	$ 52,352	$ 10,796	$ 12,522
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.21	.21	.90 H	.16 I	.10	.32
Net realized and unrealized gain (loss)	(1.02)	(.35)	17.34	24.81	(29.32)	8.00
Total from investment operations	(.81)	(.14)	18.24	24.97	(29.22)	8.32
Distributions from net investment income	-	(.25)	(.92)	(.19)	(.03)	(.21)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.63)	(.92)	(.19)	(.03)	(2.42) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 67.74	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80
Total Return B, C, D	(1.17)%	(.09)%	34.98%	90.70%	(51.43)%	16.45%
Ratios to Average Net Assets F, J
Expenses before reductions	1.42% A	1.42%	1.44%	1.52%	1.46%	1.46%
Expenses net of fee waivers, if any	1.42% A	1.42%	1.44%	1.52%	1.46%	1.46%
Expenses net of all reductions	1.42% A	1.41%	1.43%	1.51%	1.46%	1.46%
Net investment income (loss)	.62% A	.33%	1.54% H	.35% I	.22%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,882	$ 28,290	$ 25,570	$ 14,712	$ 4,944	$ 6,850
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.04	(.11)	.60 H	(.07) I	(.12)	.04
Net realized and unrealized gain (loss)	(1.01)	(.33)	17.13	24.61	(29.13)	7.98
Total from investment operations	(.97)	(.44)	17.73	24.54	(29.25)	8.02
Distributions from net investment income	-	-	(.65)	(.04)	-	(.04)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.38)	(.65)	(.04)	-	(2.25) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 66.80	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59
Total Return B, C, D	(1.41)%	(.57)%	34.29%	89.79%	(51.67)%	15.89%
Ratios to Average Net Assets F, J
Expenses before reductions	1.91% A	1.91%	1.93%	2.02%	1.95%	1.97%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.93%	2.02%	1.95%	1.97%
Expenses net of all reductions	1.91% A	1.91%	1.92%	2.01%	1.95%	1.96%
Net investment income (loss)	.13% A	(.17)%	1.04% H	(.15)% I	(.27)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,924	$ 11,040	$ 13,507	$ 9,538	$ 2,601	$ 4,173
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.05	(.10)	.61 H	(.06) I	(.13)	.04
Net realized and unrealized gain (loss)	(1.02)	(.32)	17.09	24.57	(29.07)	7.97
Total from investment operations	(.97)	(.42)	17.70	24.51	(29.20)	8.01
Distributions from net investment income	-	-	(.72)	(.04)	-	(.12)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.38)	(.72)	(.04)	-	(2.33) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 66.65	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50
Total Return B, C, D	(1.42)%	(.55)%	34.29%	89.82%	(51.66)%	15.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89% A	1.89%	1.93%	2.01%	1.95%	1.96%
Expenses net of fee waivers, if any	1.89% A	1.89%	1.93%	2.01%	1.95%	1.96%
Expenses net of all reductions	1.89% A	1.89%	1.92%	2.00%	1.95%	1.96%
Net investment income (loss)	.15% A	(.15)%	1.04% H	(.13)% I	(.27)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,456	$ 58,296	$ 46,525	$ 20,469	$ 5,509	$ 8,743
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92
Income from Investment Operations
Net investment income (loss) D	.40	.60	1.25 G	.43 H	.38	.64
Net realized and unrealized gain (loss)	(1.03)	(.37)	17.43	24.91	(29.54)	8.01
Total from investment operations	(.63)	.23	18.68	25.34	(29.16)	8.65
Distributions from net investment income	(.05)	(.55)	(1.16)	(.40)	(.20)	(.36)
Distributions from net realized gain	(.36)	(.38)	(.03)	-	-	(2.21)
Total distributions	(.41)	(.93)	(1.19)	(.40)	(.20)	(2.57) M
Redemption fees added to paid in capital D	- L	- L	.01	.01	.01	.01
Net asset value, end of period	$ 68.37	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01
Total Return B, C	(.90)%	.49%	35.70%	91.77%	(51.15)%	17.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.85%	.88%	.96%	.90%	.91%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.96%	.90%	.90%
Expenses net of all reductions	.85% A	.84%	.87%	.94%	.90%	.89%
Net investment income (loss)	1.19% A	.90%	2.10% G	.92% H	.78%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 997,832	$ 1,089,619	$ 1,195,371	$ 604,475	$ 127,551	$ 353,185
Portfolio turnover rate F	59% A	94%	87%	104% J	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..70%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.40	.60	1.28 G	.46 H	.38	.64
Net realized and unrealized gain (loss)	(1.03)	(.36)	17.40	24.89	(29.53)	8.00
Total from investment operations	(.63)	.24	18.68	25.35	(29.15)	8.64
Distributions from net investment income	(.05)	(.56)	(1.19)	(.44)	(.20)	(.36)
Distributions from net realized gain	(.36)	(.38)	(.03)	-	-	(2.21)
Total distributions	(.41)	(.94)	(1.22)	(.44)	(.20)	(2.56) M
Redemption fees added to paid in capital D	- L	- L	.01	.01	.01	.01
Net asset value, end of period	$ 68.31	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00
Total Return B, C	(.90)%	.50%	35.73%	91.79%	(51.15)%	17.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.85% A	.84%	.86%	.94%	.90%	.89%
Expenses net of fee waivers, if any	.85% A	.84%	.86%	.94%	.90%	.89%
Expenses net of all reductions	.84% A	.83%	.85%	.93%	.90%	.89%
Net investment income (loss)	1.20% A	.91%	2.11% G	.94% H	.78%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,331	$ 89,299	$ 85,130	$ 13,670	$ 719	$ 1,820
Portfolio turnover rate F	59% A	94%	87%	104% J	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..72%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 243,843,625
Gross unrealized depreciation	(51,926,650)
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,916,975

Tax cost	$ 1,193,423,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,392,414)
2017	(6,058,499)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (12,554,688)

Included in the $12,554,688 of the Fund's capital loss carryforwards are $12,554,688 of capital loss carryforwards that were acquired from Paper and Forest Products Portfolio when it merged into the fund on June 19, 2009 of which $5,392,414, $6,058,499, $1,022,988 and $80,787 will expire in fiscal 2016, 2017, 2018 and 2019, respectively. Under the Internal Revenue Code, the losses acquired from Paper and Forest Products Portfolio that will be available to offset future capital gains of the Fund will be limited. As a result, at least $8,806,047 of the losses acquired from Paper and Forest Products Portfolio will expire unused.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $165,760 and a change in net unrealized appreciation (depreciation) of $(575,410) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,001,026 and $441,362,804, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 193,343	$ 4,157
Class T	.25%	.25%	67,726	-
Class B	.75%	.25%	50,891	38,168
Class C	.75%	.25%	283,455	75,057
			$ 595,415	$ 117,382

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,366
Class T	3,956
Class B*	12,477
Class C*	8,069
$ 89,868

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 209,289.27
Class T	41,794.31
Class B	15,357.30
Class C	79,578.28
Materials	1,217,432.24
Institutional Class	103,027.23
	$ 1,666,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,913 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,927 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177,206. During the period, there were no securities loaned to FCM.

Semiannual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,361 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 44,699	$ 868,107
Class T	-	100,314
Materials	717,326	8,266,851
Institutional Class	58,957	605,465
Total	$ 820,982	$ 9,840,737
From net realized gain
Class A	$ 851,627	$ 816,536
Class T	148,569	151,869
Class B	57,740	66,321
Class C	319,952	312,224
Materials	5,524,936	5,701,275
Institutional Class	435,560	413,064
Total	$ 7,338,384	$ 7,461,289

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	618,282	1,406,389	$ 41,055,137	$ 95,285,956
Reinvestment of distributions	11,861	23,605	796,737	1,462,799
Shares redeemed	(571,942)	(925,476)	(37,886,137)	(60,145,567)
Net increase (decrease)	58,201	504,518	$ 3,965,737	$ 36,603,188
Class T
Shares sold	57,303	150,265	$ 3,768,331	$ 10,197,019
Reinvestment of distributions	2,151	3,964	143,789	244,682
Shares redeemed	(58,360)	(110,682)	(3,814,694)	(7,174,563)
Net increase (decrease)	1,094	43,547	$ 97,426	$ 3,267,138
Class B
Shares sold	8,702	35,651	$ 565,370	$ 2,318,398
Reinvestment of distributions	736	909	48,582	55,554
Shares redeemed	(22,911)	(70,403)	(1,487,989)	(4,524,937)
Net increase (decrease)	(13,473)	(33,843)	$ (874,037)	$ (2,150,985)
Class C
Shares sold	138,070	456,374	$ 9,089,282	$ 30,369,453
Reinvestment of distributions	4,035	4,184	265,885	254,995
Shares redeemed	(137,723)	(279,339)	(8,907,811)	(17,740,501)
Net increase (decrease)	4,382	181,219	$ 447,356	$ 12,883,947
Materials
Shares sold	2,129,932	6,950,456	$ 142,456,070	$ 471,314,225
Reinvestment of distributions	88,382	214,200	5,951,604	13,299,700
Shares redeemed	(3,323,218)	(8,516,169)	(221,239,263)	(562,008,908)
Net increase (decrease)	(1,104,904)	(1,351,513)	$ (72,831,589)	$ (77,394,983)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Institutional Class
Shares sold	890,879	1,444,894	$ 59,941,256	$ 97,144,756
Reinvestment of distributions	6,215	13,291	418,157	824,595
Shares redeemed	(584,398)	(1,385,770)	(38,480,323)	(90,119,446)
Net increase (decrease)	312,696	72,415	$ 21,879,090	$ 7,849,905

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 1,086.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.48%
Actual		$ 1,000.00	$ 1,084.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.93%
Actual		$ 1,000.00	$ 1,082.20	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.91%
Actual		$ 1,000.00	$ 1,082.40	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Telecommunications	.88%
Actual		$ 1,000.00	$ 1,087.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,087.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	21.5	20.4
Verizon Communications, Inc.	18.1	13.4
CenturyLink, Inc.	9.6	9.0
Sprint Nextel Corp.	5.1	2.8
Crown Castle International Corp.	5.0	6.7
SBA Communications Corp. Class A	5.0	4.9
tw telecom, inc.	3.8	4.4
Vodafone Group PLC sponsored ADR	3.3	1.5
Telephone & Data Systems, Inc.	2.9	0.0
General Communications, Inc. Class A	2.6	2.7
	76.9
Top Industries (% of fund's net assets)
As of August 31, 2012
Diversified Telecommunication Services	67.3%
Wireless Telecommunication Services	27.5%
Media	1.7%
Software	0.2%
Communications Equipment	0.0%
All Others*	3.3%

As of February 29, 2012
Diversified Telecommunication Services	64.9%
Wireless Telecommunication Services	28.6%
Media	2.1%
Software	0.0%**
Communications Equipment	0.0%
All Others*	4.4%

* Includes short-term investments and net other assets.
** Amount represents less than 0.1%.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	8,071	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 67.3%
Alternative Carriers - 9.2%
Cogent Communications Group, Inc.	438,702	8,598,559
Level 3 Communications, Inc. (a)	525,391	11,322,176
tw telecom, inc. (a)	676,457	17,012,894
Vonage Holdings Corp. (a)	2,164,900	4,632,886
		41,566,515
Integrated Telecommunication Services - 58.1%
AT&T, Inc.	2,637,619	96,642,360
Atlantic Tele-Network, Inc.	154,600	5,825,328
CenturyLink, Inc.	1,023,184	43,239,756
China Unicom Ltd. sponsored ADR	288,200	4,570,852
Frontier Communications Corp. (d)	1,136,500	5,250,630
General Communications, Inc. Class A (a)	1,348,300	11,892,006
PT Telkomunikasi Indonesia Tbk Series B	1,388,500	1,355,697
PT XL Axiata Tbk	1,052,500	794,758
Telefonica Brasil SA sponsored ADR	205,163	4,384,333
Verizon Communications, Inc.	1,895,741	81,403,119
Windstream Corp. (d)	583,782	5,761,928
		261,120,767
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		302,687,282
MEDIA - 1.7%
Cable & Satellite - 1.7%
Time Warner Cable, Inc.	14,800	1,314,536
Virgin Media, Inc. (d)	229,900	6,338,343
		7,652,879
SOFTWARE - 0.2%
Application Software - 0.2%
Comverse Technology, Inc. (a)	37	222
Synchronoss Technologies, Inc. (a)	29,003	667,359
		667,581
WIRELESS TELECOMMUNICATION SERVICES - 27.5%
Wireless Telecommunication Services - 27.5%
Clearwire Corp. Class A (a)(d)	4,909,636	7,855,418

	Shares	Value
Crown Castle International Corp. (a)	353,583	$ 22,438,377
Leap Wireless International, Inc. (a)(d)	587,400	3,213,078
MetroPCS Communications, Inc. (a)	705,606	6,865,546
Mobile TeleSystems OJSC sponsored ADR	72,700	1,338,407
NII Holdings, Inc. (a)(d)	492,400	3,072,576
NTELOS Holdings Corp.	15,706	269,672
NTT DoCoMo, Inc.	2,005	3,415,709
SBA Communications Corp. Class A (a)	374,482	22,386,534
Sprint Nextel Corp. (a)	4,685,050	22,722,493
Telephone & Data Systems, Inc.	529,500	12,983,340
Turkcell Iletisim Hizmet A/S (a)	337,000	2,002,265
Vodafone Group PLC sponsored ADR	518,100	14,983,452
		123,546,867
TOTAL COMMON STOCKS (Cost $425,417,388)		434,554,609
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.17% (b)	8,751,193	8,751,193
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	24,229,312	24,229,312
TOTAL MONEY MARKET FUNDS (Cost $32,980,505)		32,980,505
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $458,397,893)		467,535,114
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(18,031,829)
NET ASSETS - 100%		$ 449,503,285
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,085
Fidelity Securities Lending Cash Central Fund	82,749
Total	$ 97,834
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 434,554,609	$ 427,780,938	$ 6,773,671	$ -
Money Market Funds	32,980,505	32,980,505	-	-
Total Investments in Securities:	$ 467,535,114	$ 460,761,443	$ 6,773,671	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,849,583) - See accompanying schedule: Unaffiliated issuers (cost $425,417,388)	$ 434,554,609
Fidelity Central Funds (cost $32,980,505)	32,980,505
Total Investments (cost $458,397,893)		$ 467,535,114
Receivable for investments sold		12,122,084
Receivable for fund shares sold		402,680
Dividends receivable		52,158
Distributions receivable from Fidelity Central Funds		30,809
Other receivables		16,038
Total assets		480,158,883

Liabilities
Payable for investments purchased	$ 4,675,422
Payable for fund shares redeemed	1,404,370
Accrued management fee	213,501
Distribution and service plan fees payable	6,800
Other affiliated payables	102,827
Other payables and accrued expenses	23,366
Collateral on securities loaned, at value	24,229,312
Total liabilities		30,655,598

Net Assets		$ 449,503,285
Net Assets consist of:
Paid in capital		$ 488,213,240
Undistributed net investment income		4,690,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(52,535,552)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,134,945
Net Assets		$ 449,503,285

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,614,226 ÷ 132,242 shares)	$ 50.02

Maximum offering price per share (100/94.25 of $50.02)	$ 53.07
Class T: Net Asset Value and redemption price per share ($3,875,166 ÷ 77,752 shares)	$ 49.84

Maximum offering price per share (100/96.50 of $49.84)	$ 51.65
Class B: Net Asset Value and offering price per share ($745,170 ÷ 14,930 shares)A	$ 49.91

Class C: Net Asset Value and offering price per share ($3,953,828 ÷ 79,417 shares)A	$ 49.79

Telecommunications: Net Asset Value, offering price and redemption price per share ($432,830,506 ÷ 8,620,146 shares)	$ 50.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,484,389 ÷ 29,594 shares)	$ 50.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,349,035
Interest		72
Income from Fidelity Central Funds		97,834
Total income		6,446,941

Expenses
Management fee	$ 1,086,051
Transfer agent fees	478,909
Distribution and service plan fees	35,821
Accounting and security lending fees	76,929
Custodian fees and expenses	6,486
Independent trustees' compensation	1,294
Registration fees	43,700
Audit	22,396
Legal	1,552
Miscellaneous	1,805
Total expenses before reductions	1,754,943
Expense reductions	(15,528)	1,739,415
Net investment income (loss)		4,707,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,528,156
Foreign currency transactions	(1,154)
Total net realized gain (loss)		5,527,002
Change in net unrealized appreciation (depreciation) on: Investment securities	25,626,439
Assets and liabilities in foreign currencies	(859)
Total change in net unrealized appreciation (depreciation)		25,625,580
Net gain (loss)		31,152,582
Net increase (decrease) in net assets resulting from operations		$ 35,860,108

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,707,526	$ 5,541,550
Net realized gain (loss)	5,527,002	24,725,843
Change in net unrealized appreciation (depreciation)	25,625,580	(35,725,245)
Net increase (decrease) in net assets resulting from operations	35,860,108	(5,457,852)
Distributions to shareholders from net investment income	(747,291)	(4,955,219)
Share transactions - net increase (decrease)	59,617,531	(2,457,615)
Redemption fees	834	35,055
Total increase (decrease) in net assets	94,731,182	(12,835,631)

Net Assets
Beginning of period	354,772,103	367,607,734
End of period (including undistributed net investment income of $4,690,652 and undistributed net investment income of $730,417, respectively)	$ 449,503,285	$ 354,772,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.50	.56	.57	.67	.22	.26
Net realized and unrealized gain (loss)	3.48	(.86)	9.49	10.55	(15.60)	(8.08)
Total from investment operations	3.98	(.30)	10.06	11.22	(15.38)	(7.82)
Distributions from net investment income	(.08)	(.51)	(.77)	(.19)	(.35) M	(.51)
Distributions from net realized gain	-	-	-	(.05)	(.18) M	-
Total distributions	(.08)	(.51)	(.77)	(.24) L	(.52) K	(.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 50.02	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56
Total Return B, C, D	8.64%	(.54)%	26.87%	42.07%	(36.16)%	(15.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.20%	1.20%	1.26%	1.21%	1.20%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.20%	1.26%	1.21%	1.20%
Expenses net of all reductions	1.17% A	1.18%	1.18%	1.24%	1.21%	1.19%
Net investment income (loss)	2.13% A	1.21%	1.35%	1.89%	.61%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,614	$ 4,677	$ 4,305	$ 3,343	$ 2,112	$ 2,791
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Income from Investment Operations
Net investment income (loss) E	.43	.42	.45	.57	.12	.12
Net realized and unrealized gain (loss)	3.45	(.84)	9.47	10.54	(15.56)	(8.07)
Total from investment operations	3.88	(.42)	9.92	11.11	(15.44)	(7.95)
Distributions from net investment income	(.05)	(.38)	(.66)	(.22)	(.24) M	(.42)
Distributions from net realized gain	-	-	-	(.03)	(.13) M	-
Total distributions	(.05)	(.38)	(.66)	(.24) L	(.37) K	(.42)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.84	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49
Total Return B, C, D	8.45%	(.82)%	26.54%	41.64%	(36.34)%	(15.78)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.49%	1.48%	1.55%	1.49%	1.46%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.48%	1.55%	1.49%	1.46%
Expenses net of all reductions	1.47% A	1.47%	1.46%	1.53%	1.48%	1.45%
Net investment income (loss)	1.83% A	.92%	1.06%	1.60%	.33%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,875	$ 2,702	$ 2,882	$ 2,051	$ 620	$ 1,270
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Income from Investment Operations
Net investment income (loss) E	.33	.21	.25	.40	(.05)	(.14)
Net realized and unrealized gain (loss)	3.46	(.83)	9.48	10.54	(15.49)	(8.04)
Total from investment operations	3.79	(.62)	9.73	10.94	(15.54)	(8.18)
Distributions from net investment income	(.02)	(.17)	(.40)	(.04)	(.11) M	(.20)
Distributions from net realized gain	-	-	-	(.01)	(.06) M	-
Total distributions	(.02)	(.17)	(.40)	(.05) L	(.17) K	(.20)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.91	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42
Total Return B, C, D	8.22%	(1.29)%	25.96%	40.97%	(36.64)%	(16.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.95%	1.95%	2.01%	1.97%	1.95%
Expenses net of fee waivers, if any	1.93% A	1.95%	1.95%	2.01%	1.97%	1.95%
Expenses net of all reductions	1.93% A	1.93%	1.93%	2.00%	1.96%	1.94%
Net investment income (loss)	1.38% A	.47%	.60%	1.13%	(.15)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 745	$ 596	$ 706	$ 641	$ 363	$ 741
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.33	.22	.26	.41	(.05)	(.14)
Net realized and unrealized gain (loss)	3.46	(.84)	9.46	10.56	(15.50)	(8.03)
Total from investment operations	3.79	(.62)	9.72	10.97	(15.55)	(8.17)
Distributions from net investment income	(.02)	(.25)	(.44)	(.10)	(.07) M	(.22)
Distributions from net realized gain	-	-	-	(.02)	(.05) M	-
Total distributions	(.02)	(.25)	(.44)	(.12) L	(.11) K	(.22)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.79	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42
Total Return B, C, D	8.24%	(1.27)%	25.95%	41.00%	(36.64)%	(16.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.93%	1.94%	2.01%	1.97%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.94%	2.01%	1.97%	1.95%
Expenses net of all reductions	1.90% A	1.91%	1.92%	2.00%	1.96%	1.94%
Net investment income (loss)	1.40% A	.48%	.61%	1.13%	(.14)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,954	$ 3,514	$ 3,035	$ 2,151	$ 371	$ 902
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.58	.70	.69	.76	.30	.43
Net realized and unrealized gain (loss)	3.47	(.86)	9.52	10.59	(15.65)	(8.12)
Total from investment operations	4.05	(.16)	10.21	11.35	(15.35)	(7.69)
Distributions from net investment income	(.10)	(.65)	(.87)	(.31)	(.41) L	(.52)
Distributions from net realized gain	-	-	-	(.05)	(.20) L	-
Total distributions	(.10)	(.65)	(.87)	(.36) K	(.61) J	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 50.21	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70
Total Return B, C	8.77%	(.23)%	27.24%	42.43%	(36.00)%	(15.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.90%	.92%	.99%	.97%	.91%
Expenses net of fee waivers, if any	.88% A	.90%	.92%	.99%	.97%	.90%
Expenses net of all reductions	.87% A	.88%	.91%	.98%	.96%	.90%
Net investment income (loss)	2.43% A	1.52%	1.62%	2.15%	.85%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,831	$ 342,262	$ 354,938	$ 279,704	$ 196,231	$ 334,565
Portfolio turnover rate F	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. K Total distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.57	.70	.71	.84	.34	.45
Net realized and unrealized gain (loss)	3.48	(.88)	9.50	10.55	(15.67)	(8.09)
Total from investment operations	4.05	(.18)	10.21	11.39	(15.33)	(7.64)
Distributions from net investment income	(.09)	(.64)	(.88)	(.38)	(.40) L	(.62)
Distributions from net realized gain	-	-	-	(.05)	(.20) L	-
Total distributions	(.09)	(.64)	(.88)	(.43) K	(.59) J	(.62)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 50.16	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65
Total Return B, C	8.78%	(.26)%	27.27%	42.59%	(35.99)%	(15.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.89%	.91%	.86%	.91%	.83%
Expenses net of fee waivers, if any	.88% A	.89%	.91%	.86%	.91%	.83%
Expenses net of all reductions	.88% A	.87%	.89%	.84%	.90%	.83%
Net investment income (loss)	2.43% A	1.52%	1.64%	2.29%	.91%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,484	$ 1,022	$ 1,743	$ 1,101	$ 68	$ 256
Portfolio turnover rate F	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. K Total distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,809,069
Gross unrealized depreciation	(47,485,236)
Net unrealized appreciation (depreciation) on securities and other investments	$ 323,833

Tax cost	$ 467,211,281

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At Feburary 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (31,682,432)
2018	(12,541,688)
Total with expiration	$ (44,224,120)

The Fund intends to elect to defer to its fiscal year ending February 28, 2013 approximately $4,371,830 of capital losses recognized during the period November 1, 2011 to February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $142,674,054 and $77,682,711, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,771	$ 415
Class T	.25%	.25%	7,678	-
Class B	.75%	.25%	3,208	2,406
Class C	.75%	.25%	18,164	4,499
			$ 35,821	$ 7,320

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,179
Class T	1,194
Class B*	457
Class C*	717
$ 4,547

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,987.29
Class T	5,308.34
Class B	964.30
Class C	5,010.28
Telecommunications	458,358.24
Institutional Class	1,282.25
	$ 478,909

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,788 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $506 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

7. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82,749, including $350 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,528 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 28, 2012
From net investment income
Class A	$ 8,492	$ 54,285
Class T	3,143	24,009
Class B	256	2,206
Class C	1,681	19,099
Telecommunications	731,839	4,833,836
Institutional Class	1,880	21,784
Total	$ 747,291	$ 4,955,219

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 28, 2012	Six months ended August 31, 2012	Year ended February 28, 2012
Class A
Shares sold	47,204	70,128	$ 2,249,611	$ 3,321,351
Reinvestment of distributions	147	1,116	6,669	47,447
Shares redeemed	(16,505)	(61,569)	(768,026)	(2,787,444)
Net increase (decrease)	30,846	9,675	$ 1,488,254	$ 581,354
Class T
Shares sold	25,319	24,101	$ 1,197,182	$ 1,100,865
Reinvestment of distributions	67	557	3,054	23,555
Shares redeemed	(6,360)	(27,493)	(298,541)	(1,235,915)
Net increase (decrease)	19,026	(2,835)	$ 901,695	$ (111,495)
Class B
Shares sold	2,740	1,659	$ 128,382	$ 77,673
Reinvestment of distributions	5	46	230	1,965
Shares redeemed	(725)	(3,832)	(33,945)	(176,016)
Net increase (decrease)	2,020	(2,127)	$ 94,667	$ (96,378)
Class C
Shares sold	11,345	30,950	$ 534,730	$ 1,412,876
Reinvestment of distributions	26	313	1,164	13,236
Shares redeemed	(8,303)	(19,633)	(390,501)	(879,199)
Net increase (decrease)	3,068	11,630	$ 145,393	$ 546,913
Telecommunications
Shares sold	2,633,330	3,856,487	$ 124,473,339	$ 180,498,933
Reinvestment of distributions	15,557	108,713	709,072	4,652,114
Shares redeemed	(1,428,047)	(4,106,690)	(68,578,164)	(188,141,891)
Net increase (decrease)	1,220,840	(141,490)	$ 56,604,247	$ (2,990,844)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 28, 2012	Six months ended August 31, 2012	Year ended February 28, 2012
Institutional Class
Shares sold	12,743	107,857	$ 633,322	$ 5,158,491
Reinvestment of distributions	27	401	1,228	17,134
Shares redeemed	(5,304)	(123,190)	(251,275)	(5,562,790)
Net increase (decrease)	7,466	(14,932)	$ 383,275	$ (387,165)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP Funds Manager 60% Portfolio was the owner of record of approximately 18% of the total outstanding shares of the fund. In addition, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of Telecommunications.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund.

For each of Consumer Staples Portfolio, Gold Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Consumer Staples Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Telecommunications Portfolio

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Consumer Staples Portfolio, Gold Portfolio, and Materials Portfolio ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Telecommunications Portfolio ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Class T of Telecommunications Portfolio was above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASGMT-USAN-1012
1.855653.105

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.09%
Actual		$ 1,000.00	$ 1,072.50	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.71	$ 5.55
Class T	1.36%
Actual		$ 1,000.00	$ 1,071.10	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.89%
Actual		$ 1,000.00	$ 1,068.30	$ 9.85
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Class C	1.83%
Actual		$ 1,000.00	$ 1,068.60	$ 9.54
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Consumer Staples	.81%
Actual		$ 1,000.00	$ 1,074.10	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,074.00	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	14.9	16.2
British American Tobacco PLC sponsored ADR	13.8	11.9
The Coca-Cola Co.	10.8	10.8
CVS Caremark Corp.	7.1	6.7
Altria Group, Inc.	4.5	4.8
Anheuser-Busch InBev SA NV	3.4	3.1
Diageo PLC sponsored ADR	3.1	2.8
Colgate-Palmolive Co.	2.9	2.3
Constellation Brands, Inc. Class A (sub. vtg.)	2.5	2.6
Philip Morris International, Inc.	2.4	2.6
	65.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Beverages	28.9%
Tobacco	21.6%
Household Products	18.4%
Food & Staples Retailing	12.4%
Food Products	9.4%
All Others*	9.3%

As of February 29, 2012
Beverages	31.3%
Tobacco	20.4%
Household Products	19.0%
Food & Staples Retailing	11.1%
Food Products	10.0%
All Others*	8.2%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BEVERAGES - 28.9%
Brewers - 5.7%
Anheuser-Busch InBev SA NV	801,728	$ 67,451,302
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	215,485	8,104,391
Compania Cervecerias Unidas SA sponsored ADR	69,900	4,549,791
Molson Coors Brewing Co. Class B	466,328	20,770,249
SABMiller PLC	320,800	14,158,280
		115,034,013
Distillers & Vintners - 8.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,504,820	49,568,771
Diageo PLC sponsored ADR	581,627	63,525,301
Pernod Ricard SA	328,901	35,440,966
Remy Cointreau SA	216,376	24,714,644
Thai Beverage PCL	6,002,000	1,588,977
Treasury Wine Estates Ltd.	770,955	3,767,503
		178,606,162
Soft Drinks - 14.3%
Britvic PLC	573,000	2,907,842
Coca-Cola Bottling Co. CONSOLIDATED	94,145	6,462,113
Coca-Cola FEMSA SAB de CV sponsored ADR	41,529	5,068,614
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	270,681	4,964,290
Coca-Cola Icecek A/S	330,842	5,892,305
Embotelladora Andina SA:
ADR	43,689	1,177,855
sponsored ADR	267,800	8,815,976
Fomento Economico Mexicano SAB de CV sponsored ADR	10,187	860,802
PepsiCo, Inc.	474,871	34,394,907
The Coca-Cola Co.	5,791,184	216,590,282
		287,134,986
TOTAL BEVERAGES		580,775,161
FOOD & STAPLES RETAILING - 12.4%
Drug Retail - 9.0%
CVS Caremark Corp.	3,134,863	142,793,010
Drogasil SA	521,400	5,514,783
Rite Aid Corp. (a)	1,534,500	1,826,055
Walgreen Co.	836,660	29,918,962
		180,052,810
Food Distributors - 0.1%
Chefs' Warehouse Holdings (a)	161,700	2,485,329
Food Retail - 1.3%
Fresh Market, Inc. (a)	11,800	681,096
Kroger Co.	626,435	13,956,972

	Shares	Value
Susser Holdings Corp. (a)	144,300	$ 4,909,086
The Pantry, Inc. (a)	384,270	5,387,465
		24,934,619
Hypermarkets & Super Centers - 2.0%
Wal-Mart Stores, Inc.	564,696	40,996,930
TOTAL FOOD & STAPLES RETAILING		248,469,688
FOOD PRODUCTS - 9.4%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	231,261	6,186,232
Bunge Ltd.	661,987	42,135,473
Cosan Ltd. Class A	40,400	562,772
First Resources Ltd.	1,367,000	2,281,075
Ingredion, Inc.	1,024	55,122
SLC Agricola SA	253,600	2,661,057
		53,881,731
Packaged Foods & Meats - 6.7%
Annie's, Inc. (d)	30,587	1,270,890
Calavo Growers, Inc.	81,173	2,146,214
Danone SA	33,400	2,081,621
Green Mountain Coffee Roasters, Inc. (a)	362,037	8,801,119
Lindt & Spruengli AG	121	4,377,647
Mead Johnson Nutrition Co. Class A	460,916	33,798,970
Nestle SA	368,063	22,881,051
TreeHouse Foods, Inc. (a)	102,100	5,304,095
Tyson Foods, Inc. Class A	658,400	10,310,544
Unilever NV (NY Reg.)	1,117,271	38,858,685
Want Want China Holdings Ltd.	3,577,000	4,427,465
		134,258,301
TOTAL FOOD PRODUCTS		188,140,032
HOUSEHOLD PRODUCTS - 18.4%
Household Products - 18.4%
Colgate-Palmolive Co.	539,871	57,393,686
Procter & Gamble Co.	4,450,558	299,032,991
Reckitt Benckiser Group PLC	85,200	4,816,140
Spectrum Brands Holdings, Inc.	226,147	8,328,994
		369,571,811
PERSONAL PRODUCTS - 2.4%
Personal Products - 2.4%
Avon Products, Inc.	167,400	2,586,330
Herbalife Ltd.	43,690	2,114,159
Hypermarcas SA (a)	239,800	1,539,285
L'Oreal SA	199,400	24,513,712
Natura Cosmeticos SA	113,200	2,838,504
Nu Skin Enterprises, Inc. Class A (d)	367,119	15,231,767
		48,823,757
PHARMACEUTICALS - 2.2%
Pharmaceuticals - 2.2%
Johnson & Johnson	665,460	44,871,968
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Teavana Holdings, Inc. (a)	66,777	$ 734,547
TOBACCO - 21.6%
Tobacco - 21.6%
Altria Group, Inc.	2,669,820	90,667,087
British American Tobacco PLC sponsored ADR	2,638,391	276,345,073
Japan Tobacco, Inc.	105,500	3,198,890
KT&G Corp.	25,168	1,906,819
Lorillard, Inc.	52,603	6,602,203
Philip Morris International, Inc.	535,183	47,791,842
Souza Cruz SA	445,200	5,967,728
		432,479,642
TOTAL COMMON STOCKS (Cost $1,474,408,366)		1,913,866,606
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	91,956,080	$ 91,956,080
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,781,175	7,781,175
TOTAL MONEY MARKET FUNDS (Cost $99,737,255)		99,737,255
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,574,145,621)		2,013,603,861
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,604,927)
NET ASSETS - 100%		$ 2,007,998,934
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,359
Fidelity Securities Lending Cash Central Fund	344,609
Total	$ 395,968
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,913,866,606	$ 1,843,216,414	$ 70,650,192	$ -
Money Market Funds	99,737,255	99,737,255	-	-
Total Investments in Securities:	$ 2,013,603,861	$ 1,942,953,669	$ 70,650,192	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.0%
United Kingdom	17.9%
France	4.3%
Belgium	3.4%
Bermuda	2.1%
Netherlands	1.9%
Switzerland	1.4%
Brazil	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,650,604) - See accompanying schedule: Unaffiliated issuers (cost $1,474,408,366)	$ 1,913,866,606
Fidelity Central Funds (cost $99,737,255)	99,737,255
Total Investments (cost $1,574,145,621)		$ 2,013,603,861
Receivable for investments sold		876,470
Receivable for fund shares sold		2,913,548
Dividends receivable		6,401,439
Distributions receivable from Fidelity Central Funds		84,597
Other receivables		8,642
Total assets		2,023,888,557

Liabilities
Payable for investments purchased	$ 373,914
Payable for fund shares redeemed	6,189,422
Accrued management fee	927,988
Distribution and service plan fees payable	180,589
Other affiliated payables	387,229
Other payables and accrued expenses	49,306
Collateral on securities loaned, at value	7,781,175
Total liabilities		15,889,623

Net Assets		$ 2,007,998,934
Net Assets consist of:
Paid in capital		$ 1,531,767,644
Undistributed net investment income		22,806,456
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,957,507
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		439,467,327
Net Assets		$ 2,007,998,934

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($236,989,846 ÷ 2,963,833 shares)	$ 79.96

Maximum offering price per share (100/94.25 of $79.96)	$ 84.84
Class T: Net Asset Value and redemption price per share ($44,178,924 ÷ 556,085 shares)	$ 79.45

Maximum offering price per share (100/96.50 of $79.45)	$ 82.33
Class B: Net Asset Value and offering price per share ($18,982,159 ÷ 240,877 shares)A	$ 78.80

Class C: Net Asset Value and offering price per share ($118,686,522 ÷ 1,511,166 shares)A	$ 78.54

Consumer Staples: Net Asset Value, offering price and redemption price per share ($1,346,637,604 ÷ 16,736,686 shares)	$ 80.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($242,523,879 ÷ 3,020,688 shares)	$ 80.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 31,054,949
Interest		13
Income from Fidelity Central Funds		395,968
Total income		31,450,930

Expenses
Management fee	$ 5,154,048
Transfer agent fees	1,985,358
Distribution and service plan fees	1,009,871
Accounting and security lending fees	284,230
Custodian fees and expenses	39,971
Independent trustees' compensation	6,078
Registration fees	92,752
Audit	20,569
Legal	3,480
Interest	887
Miscellaneous	8,705
Total expenses before reductions	8,605,949
Expense reductions	(22,003)	8,583,946
Net investment income (loss)		22,866,984
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,086,671
Foreign currency transactions	(25,646)
Total net realized gain (loss)		21,061,025
Change in net unrealized appreciation (depreciation) on: Investment securities	83,775,321
Assets and liabilities in foreign currencies	764
Total change in net unrealized appreciation (depreciation)		83,776,085
Net gain (loss)		104,837,110
Net increase (decrease) in net assets resulting from operations		$ 127,704,094

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,866,984	$ 29,195,620
Net realized gain (loss)	21,061,025	36,347,219
Change in net unrealized appreciation (depreciation)	83,776,085	157,954,804
Net increase (decrease) in net assets resulting from operations	127,704,094	223,497,643
Distributions to shareholders from net investment income	(3,281,176)	(25,900,882)
Distributions to shareholders from net realized gain	(5,485,421)	(36,216,657)
Total distributions	(8,766,597)	(62,117,539)
Share transactions - net increase (decrease)	156,512,942	162,381,495
Redemption fees	15,203	45,851
Total increase (decrease) in net assets	275,465,642	323,807,450

Net Assets
Beginning of period	1,732,533,292	1,408,725,842
End of period (including undistributed net investment income of $22,806,456 and undistributed net investment income of $3,220,648, respectively)	$ 2,007,998,934	$ 1,732,533,292

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Income from Investment Operations
Net investment income (loss) E	.89	1.22	.98	.84	.67	.53
Net realized and unrealized gain (loss)	4.52	8.73	7.10	17.02	(19.19)	7.29
Total from investment operations	5.41	9.95	8.08	17.86	(18.52)	7.82
Distributions from net investment income	(.12)	(1.06)	(.83)	(.74)	(.66)	(.42)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.02)	(2.44)
Total distributions	(.35)	(2.70)	(1.49)	(.74)	(.68) K	(2.86)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 79.96	$ 74.90	$ 67.65	$ 61.06	$ 43.94	$ 63.13
Total Return B, C, D	7.25%	15.00%	13.27%	40.66%	(29.43)%	13.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.09% A	1.10%	1.11%	1.13%	1.19%	1.19%
Expenses net of fee waivers, if any	1.09% A	1.10%	1.11%	1.13%	1.19%	1.19%
Expenses net of all reductions	1.08% A	1.09%	1.11%	1.13%	1.18%	1.19%
Net investment income (loss)	2.32% A	1.74%	1.53%	1.51%	1.27%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,990	$ 205,851	$ 160,526	$ 162,370	$ 121,193	$ 23,796
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Income from Investment Operations
Net investment income (loss) E	.78	1.01	.79	.66	.53	.36
Net realized and unrealized gain (loss)	4.50	8.68	7.05	16.95	(19.12)	7.29
Total from investment operations	5.28	9.69	7.84	17.61	(18.59)	7.65
Distributions from net investment income	(.09)	(.86)	(.65)	(.59)	(.60)	(.35)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.32)	(2.50)	(1.31)	(.59)	(.60) K	(2.79)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 79.45	$ 74.49	$ 67.30	$ 60.77	$ 43.75	$ 62.93
Total Return B, C, D	7.11%	14.67%	12.93%	40.24%	(29.61)%	13.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Expenses net of fee waivers, if any	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Expenses net of all reductions	1.36% A	1.38%	1.40%	1.44%	1.46%	1.46%
Net investment income (loss)	2.04% A	1.45%	1.24%	1.21%	.99%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,179	$ 39,047	$ 31,496	$ 29,662	$ 22,624	$ 6,298
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Income from Investment Operations
Net investment income (loss) E	.57	.64	.46	.37	.26	.04
Net realized and unrealized gain (loss)	4.47	8.61	6.98	16.82	(19.01)	7.27
Total from investment operations	5.04	9.25	7.44	17.19	(18.75)	7.31
Distributions from net investment income	(.02)	(.43)	(.32)	(.35)	(.42)	(.19)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.25)	(2.07)	(.98)	(.35)	(.42) K	(2.63)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 78.80	$ 74.01	$ 66.83	$ 60.37	$ 43.53	$ 62.69
Total Return B, C, D	6.83%	14.06%	12.35%	39.48%	(29.96)%	12.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89% A	1.91%	1.91%	1.97%	1.96%	1.96%
Expenses net of fee waivers, if any	1.89% A	1.91%	1.91%	1.97%	1.96%	1.96%
Expenses net of all reductions	1.89% A	1.90%	1.91%	1.97%	1.96%	1.96%
Net investment income (loss)	1.51% A	.93%	.73%	.68%	.50%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,982	$ 19,330	$ 20,033	$ 21,099	$ 14,929	$ 4,884
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Income from Investment Operations
Net investment income (loss) E	.59	.68	.49	.41	.28	.06
Net realized and unrealized gain (loss)	4.45	8.59	7.00	16.80	(19.00)	7.28
Total from investment operations	5.04	9.27	7.49	17.21	(18.72)	7.34
Distributions from net investment income	(.02)	(.59)	(.41)	(.38)	(.44)	(.29)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	-	(2.44)
Total distributions	(.25)	(2.23)	(1.07)	(.38)	(.44) K	(2.73)
Redemption fees added to paid in capital E	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 78.54	$ 73.75	$ 66.71	$ 60.29	$ 43.46	$ 62.61
Total Return B, C, D	6.86%	14.14%	12.44%	39.59%	(29.94)%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.86%	1.90%	1.93%	1.93%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.86%	1.90%	1.93%	1.93%
Expenses net of all reductions	1.83% A	1.84%	1.85%	1.89%	1.93%	1.92%
Net investment income (loss)	1.57% A	.99%	.79%	.75%	.52%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,687	$ 102,321	$ 81,239	$ 73,829	$ 54,902	$ 19,791
Portfolio turnover rate G	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13
Income from Investment Operations
Net investment income (loss) D	1.00	1.42	1.14	.96	.88	.71
Net realized and unrealized gain (loss)	4.55	8.76	7.14	17.11	(19.31)	7.30
Total from investment operations	5.55	10.18	8.28	18.07	(18.43)	8.01
Distributions from net investment income	(.15)	(1.24)	(.98)	(.87)	(.67)	(.46)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.03)	(2.44)
Total distributions	(.38)	(2.87) K	(1.64)	(.87)	(.69) J	(2.90)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 80.46	$ 75.29	$ 67.98	$ 61.34	$ 44.14	$ 63.25
Total Return B, C	7.41%	15.30%	13.55%	40.96%	(29.23)%	13.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.83%	.86%	.92%	.91%	.91%
Expenses net of fee waivers, if any	.81% A	.83%	.86%	.92%	.91%	.90%
Expenses net of all reductions	.81% A	.82%	.86%	.91%	.90%	.90%
Net investment income (loss)	2.59% A	2.01%	1.78%	1.73%	1.55%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,346,638	$ 1,202,440	$ 877,548	$ 946,455	$ 657,263	$ 655,224
Portfolio turnover rate F	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share. K Total distributions of $2.87 per share is comprised of distributions from net investment income of $1.236 and distributions from net realized gain of $1.637 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Income from Investment Operations
Net investment income (loss) D	.99	1.39	1.15	.98	.82	.74
Net realized and unrealized gain (loss)	4.54	8.73	7.13	17.09	(19.23)	7.30
Total from investment operations	5.53	10.12	8.28	18.07	(18.41)	8.04
Distributions from net investment income	(.15)	(1.19)	(1.04)	(.88)	(.73)	(.51)
Distributions from net realized gain	(.23)	(1.64)	(.66)	-	(.03)	(2.44)
Total distributions	(.38)	(2.82) K	(1.70)	(.88)	(.75) J	(2.95)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.01
Net asset value, end of period	$ 80.29	$ 75.14	$ 67.84	$ 61.26	$ 44.07	$ 63.22
Total Return B,C	7.40%	15.24%	13.57%	41.03%	(29.22)%	13.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.87%	.87%	.86%	.91%	.85%
Expenses net of fee waivers, if any	.84% A	.87%	.87%	.86%	.91%	.85%
Expenses net of all reductions	.84% A	.87%	.87%	.86%	.91%	.84%
Net investment income (loss)	2.56% A	1.96%	1.77%	1.78%	1.54%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,524	$ 163,544	$ 237,883	$ 36,152	$ 30,922	$ 10,384
Portfolio turnover rate F	26% A	35%	57%	69%	70%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. K Total distributions of $2.82 per share is comprised of distributions from net investment income of $1.186 and distributions from net realized gain of $1.637 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 449,954,508
Gross unrealized depreciation	(13,909,293)
Net unrealized appreciation (depreciation) on securities and other investments	$ 436,045,215

Tax cost	$ 1,577,558,646

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $356,755,501 and $231,699,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 270,937	$ 2,352
Class T	.25%	.25%	102,390	-
Class B	.75%	.25%	94,339	70,754
Class C	.75%	.25%	542,205	107,255
			$ 1,009,871	$ 180,361

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 84,035
Class T	10,633
Class B*	20,622
Class C*	9,152
$ 124,442

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 248,375.23
Class T	52,988.26
Class B	27,048.29
Class C	121,555.22
Consumer Staples	1,298,635.21
Institutional Class	236,757.23
	$ 1,985,358

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,847 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,984,167.41%		$ 887

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,500 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $344,609. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,953 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $50.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 323,577	$ 2,690,167
Class T	45,344	422,197
Class B	4,298	114,208
Class C	29,567	829,469
Consumer Staples	2,475,321	18,061,907
Institutional Class	403,069	3,782,934
Total	$ 3,281,176	$ 25,900,882
From net realized gain
Class A	$ 630,693	$ 4,102,363
Class T	121,268	795,051
Class B	58,156	441,952
Class C	323,833	2,213,680
Consumer Staples	3,745,551	23,446,773
Institutional Class	605,920	5,216,838
Total	$ 5,485,421	$ 36,216,657

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	575,336	1,107,874	$ 44,327,963	$ 77,974,428
Reinvestment of distributions	10,982	84,526	824,504	5,924,948
Shares redeemed	(371,007)	(816,686)	(28,336,652)	(57,527,748)
Net increase (decrease)	215,311	375,714	$ 16,815,815	$ 26,371,628
Class T
Shares sold	66,759	130,126	$ 5,120,369	$ 9,133,799
Reinvestment of distributions	2,093	16,351	156,290	1,140,509
Shares redeemed	(36,979)	(90,239)	(2,801,960)	(6,276,410)
Net increase (decrease)	31,873	56,238	$ 2,474,699	$ 3,997,898
Class B
Shares sold	6,362	22,727	$ 483,566	$ 1,569,035
Reinvestment of distributions	672	6,332	49,896	439,355
Shares redeemed	(27,320)	(67,638)	(2,066,228)	(4,695,265)
Net increase (decrease)	(20,286)	(38,579)	$ (1,532,766)	$ (2,686,875)
Class C
Shares sold	247,961	536,557	$ 18,813,434	$ 37,168,209
Reinvestment of distributions	3,610	33,216	266,955	2,295,907
Shares redeemed	(127,849)	(400,115)	(9,590,639)	(28,068,157)
Net increase (decrease)	123,722	169,658	$ 9,489,750	$ 11,395,959

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Consumer Staples
Shares sold	3,097,202	7,156,716	$ 239,128,527	$ 509,488,908
Reinvestment of distributions	79,360	566,253	5,989,308	39,874,596
Shares redeemed	(2,410,148)	(4,661,196)	(182,123,770)	(330,401,040)
Net increase (decrease)	766,414	3,061,773	$ 62,994,065	$ 218,962,464
Institutional Class
Shares sold	1,388,318	2,454,993	$ 107,435,083	$ 173,115,499
Reinvestment of distributions	11,821	115,398	890,360	8,111,953
Shares redeemed	(555,913)	(3,900,689)	(42,054,064)	(276,887,031)
Net increase (decrease)	844,226	(1,330,298)	$ 66,271,379	$ (95,659,579)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 12% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates, were the owners of record in aggregate of approximately 25% of the total outstanding shares of the Fund.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.17%
Actual		$ 1,000.00	$ 833.80	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.44%
Actual		$ 1,000.00	$ 832.60	$ 6.65
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class B	1.92%
Actual		$ 1,000.00	$ 830.70	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Class C	1.92%
Actual		$ 1,000.00	$ 830.60	$ 8.86
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Gold	.92%
Actual		$ 1,000.00	$ 834.90	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.57	$ 4.69
Institutional Class	.83%
Actual		$ 1,000.00	$ 835.20	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Holdings as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Goldcorp, Inc.	13.0	12.2
Barrick Gold Corp.	11.1	11.9
Newmont Mining Corp.	8.1	9.0
Newcrest Mining Ltd.	6.9	8.4
Yamana Gold, Inc.	4.5	3.9
AngloGold Ashanti Ltd. sponsored ADR	4.3	5.1
Randgold Resources Ltd. sponsored ADR	4.0	3.6
Gold Bullion	3.7	1.0
Kinross Gold Corp.	3.6	4.0
Eldorado Gold Corp.	3.6	2.7
	62.8
Top Industries (% of fund's net assets)
As of August 31, 2012
Gold	94.7%
Commodities & Related Investments**	3.8%
Precious Metals & Minerals	0.7%
Diversified Metals & Mining	0.3%
Coal & Consumable Fuels	0.2%
All Others*	0.3%

As of February 29, 2012
Gold	97.5%
Commodities & Related Investments**	1.0%
Precious Metals & Minerals	0.9%
Diversified Metals & Mining	0.2%
Coal & Consumable Fuels	0.1%
Specialty Stores	0.0%
All Others*	0.3%

* Includes short-term investments and net other assets.
** Includes gold bullion and/or silver bullion.
Geographic Diversification (% of fund's net assets)
As of August 31, 2012
Canada	58.4%
United States of America	15.6%
Australia	9.9%
South Africa	8.8%
Bailiwick of Jersey	4.9%
Peru	1.2%
United Kingdom	0.6%
China	0.5%
Bermuda	0.1%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2012
Canada	55.8%
United States of America	12.7%
Australia	11.5%
South Africa	10.3%
Bailiwick of Jersey	4.5%
China	2.3%
Peru	2.1%
United Kingdom	0.8%
Bermuda	0.0%
Other	0.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 9.9%
METALS & MINING - 9.9%
Gold - 9.9%
ABM Resources NL (a)	2,300,000	$ 106,931
Alkane Resources Ltd.	195,000	199,450
Ampella Mining Ltd. (a)(d)	1,230,000	660,803
Azumah Resources Ltd. (a)	843,984	108,995
Beadell Resources Ltd. (a)	2,204,000	1,776,109
CGA Mining Ltd.:
(Australia) (a)	18,920	40,267
(Canada) (a)	525,000	1,288,866
Evolution Mining Ltd. (a)	2,258,235	3,627,964
Focus Minerals Ltd. (a)	2,300,000	90,297
Gold One International Ltd. (a)	90,277	37,774
Gryphon Minerals Ltd. (a)	2,707,692	1,748,408
Integra Mining Ltd. (a)	1,415,000	687,096
Intrepid Mines Ltd.:
(Australia) (a)	9,209,798	2,616,653
(Canada) (a)	320,000	97,388
Kingsgate Consolidated NL (d)	2,908,274	12,860,044
Kula Gold Ltd. (a)	31,245	15,172
Marengo Mining Ltd. (a)	560,000	69,428
Medusa Mining Ltd.	2,552,885	13,108,440
Newcrest Mining Ltd.	9,560,792	243,486,101
Papillon Resources Ltd. (a)(d)	130,000	150,427
Perseus Mining Ltd.:
(Australia) (a)	5,504,308	13,932,601
(Canada) (a)	1,300,000	3,494,801
Ramelius Resources Ltd. (a)	980,000	415,120
Red 5 Ltd. (a)	475,000	679,684
Regis Resources Ltd. (a)	5,143,292	25,187,375
Resolute Mining Ltd. (a)	4,911,661	7,484,862
Saracen Mineral Holdings Ltd. (a)	735,000	265,778
Silver Lake Resources Ltd. (a)(d)	1,061,000	3,255,631
St Barbara Ltd. (a)(d)	5,059,676	7,736,558
Tanami Gold NL (a)(d)	130,000	114,163
Troy Resources NL (a)(f)	734,826	3,265,065
		348,608,251
Bailiwick of Jersey - 4.9%
METALS & MINING - 4.9%
Gold - 4.9%
Centamin PLC (a)	12,211,900	15,415,579
Lydian International Ltd. (a)	170,000	413,898
Polyus Gold International Ltd. sponsored GDR	5,848,190	17,720,016
Randgold Resources Ltd. sponsored ADR	1,359,067	139,943,129
		173,492,622

	Shares	Value
Bermuda - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Continental Gold Ltd. (a)	450,100	$ 3,433,682
G-Resources Group Ltd. (a)	12,891,000	590,038
		4,023,720
Canada - 58.4%
METALS & MINING - 58.4%
Diversified Metals & Mining - 0.3%
Copper Mountain Mining Corp. (a)	97,000	257,814
East Asia Minerals Corp. (a)	5,000	812
Eastmain Resources, Inc. (a)	10,000	9,029
Kimber Resources, Inc. (a)(e)	16,100	11,433
Kimber Resources, Inc. (a)(e)(f)	5,832,000	4,141,415
NovaCopper, Inc. (a)(d)	488,333	1,223,619
Sabina Gold & Silver Corp. (a)	465,000	1,551,965
Turquoise Hill Resources Ltd. (a)	350,750	2,818,098
		10,014,185
Gold - 57.5%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,135,400	103,136,083
Alacer Gold Corp. (a)	3,409,063	20,473,399
Alamos Gold, Inc.	1,948,800	36,633,288
Argonaut Gold, Inc. (a)	1,084,800	10,014,385
ATAC Resources Ltd. (a)	67,200	175,882
Aura Minerals, Inc. (a)	10,000	4,109
AuRico Gold, Inc. (a)	3,978,563	27,647,128
Aurizon Mines Ltd. (a)	2,366,900	9,628,475
Avion Gold Corp. (a)	5,290,000	3,756,531
B2Gold Corp. (a)	6,022,400	23,032,664
Banro Corp. (a)	3,713,482	15,972,776
Barrick Gold Corp. (d)	10,139,019	390,955,224
Belo Sun Mining Corp. (a)	405,000	480,700
Canaco Resources, Inc. (a)	710,100	252,128
Canaco Resources, Inc. (a)(f)	561,600	199,401
Centerra Gold, Inc.	2,042,200	15,537,915
Claude Resources, Inc. (a)	40,000	28,405
Colossus Minerals, Inc. (a)	1,591,100	7,102,044
Detour Gold Corp. (a)	818,800	20,599,787
Detour Gold Corp. (a)(f)	785,900	19,772,072
Eldorado Gold Corp.	9,506,708	126,241,753
Exeter Resource Corp. (a)	272,300	483,414
Franco-Nevada Corp. (d)	1,689,900	87,670,795
Gabriel Resources Ltd. (a)	725,000	1,698,960
Goldcorp, Inc. (d)	11,229,100	461,011,083
Golden Predator Corp. (a)	5,000	1,725
GoldQuest Mining Corp. (a)	340,000	538,067
Gran Colombia Gold Corp. (a)	1,765,000	599,822
Great Basin Gold Ltd. (a)(d)	1,447,298	278,962
Guyana Goldfields, Inc. (a)	1,176,400	3,126,724
Guyana Goldfields, Inc. (a)(f)	155,000	411,971
IAMGOLD Corp.	4,873,200	63,723,609
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
International Minerals Corp.:
(Canada) (a)	157,100	$ 838,292
(Switzerland) (a)	15,000	78,716
International Tower Hill Mines Ltd. (a)	546,700	1,597,257
Keegan Resources, Inc. (a)	35,000	129,597
Kinross Gold Corp.	14,498,891	128,846,346
Kinross Gold Corp. warrants 9/17/14 (a)	1,192,793	617,118
Kirkland Lake Gold, Inc. (a)	906,000	12,527,294
Lake Shore Gold Corp. (a)	3,961,600	4,018,869
Midas Gold Corp. (a)	15,000	39,564
New Gold, Inc. (a)	6,990,855	77,443,709
Novagold Resources, Inc. (a)(d)	2,930,000	13,672,838
OceanaGold Corp. (a)	1,610,000	4,246,513
Orezone Gold Corp. (a)(d)	312,100	585,732
Orvana Minerals Corp. (a)(d)	10,000	9,029
Osisko Mining Corp. (a)	2,641,500	25,644,591
Osisko Mining Corp. (a)(f)	3,000,000	29,125,032
Pilot Gold, Inc. (a)	131,250	139,805
Premier Gold Mines Ltd. (a)	4,142,500	21,768,349
Pretium Resources, Inc. (a)	200,000	2,960,183
Pretium Resources, Inc. (a)(f)	225,000	3,330,205
Pretium Resources, Inc. (a)(g)	225,000	3,330,205
Primero Mining Corp. (a)	504,300	2,281,692
Queenston Mining, Inc. (a)	659,900	2,202,456
Rainy River Resources Ltd. (a)	1,882,500	8,880,167
Richmont Mines, Inc. (a)	30,000	125,082
Romarco Minerals, Inc. (a)	9,968,000	8,291,920
Romarco Minerals, Inc. (a)(f)	5,900,000	4,907,938
Rubicon Minerals Corp. (a)	2,851,352	9,979,370
San Gold Corp. (a)	4,634,400	3,620,074
Seabridge Gold, Inc. (a)	601,905	10,105,983
SEMAFO, Inc.	4,346,900	16,404,228
St. Andrew Goldfields Ltd. (a)	360,000	158,864
Sulliden Gold Corp. Ltd. (a)	1,700,400	2,380,474
Teranga Gold Corp. (a)	35,000	71,367
Teranga Gold Corp. CDI unit (a)	3,430,974	6,947,633
Timmins Gold Corp. (a)	105,000	264,164
Torex Gold Resources, Inc. (a)	8,097,500	14,786,203
Yamana Gold, Inc.	9,348,100	159,887,361
		2,033,433,501
Precious Metals & Minerals - 0.6%
Chesapeake Gold Corp. (a)	6,000	48,085
Dalradian Resources, Inc. (a)	46,000	48,998
Kaminak Gold Corp. Class A (a)	20,000	35,709
Pan American Silver Corp.	563,487	9,894,963

	Shares	Value
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	$ 175,039
Silver Wheaton Corp.	150,700	5,210,100
Silvercorp Metals, Inc.	37,500	220,644
Tahoe Resources, Inc. (a)	225,500	4,108,527
		19,742,065
TOTAL METALS & MINING		2,063,189,751
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
China Precious Metal Resources Holdings Co. Ltd. (a)	3,652,000	640,375
Endeavour Mining Corp. (a)(d)	348,000	699,001
		1,339,376
China - 0.5%
METALS & MINING - 0.5%
Gold - 0.5%
Zhaojin Mining Industry Co. Ltd. (H Shares)	3,099,650	4,100,389
Zijin Mining Group Co. Ltd. (H Shares)	43,164,000	13,523,620
		17,624,009
Netherlands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nord Gold NV GDR (Reg. S) (a)	15,000	66,000
Peru - 1.2%
METALS & MINING - 1.2%
Gold - 1.2%
Compania de Minas Buenaventura SA sponsored ADR	1,162,500	40,292,250
South Africa - 8.8%
METALS & MINING - 8.8%
Gold - 8.8%
AngloGold Ashanti Ltd. sponsored ADR	4,802,952	153,214,169
Gold Fields Ltd.	55,000	673,078
Gold Fields Ltd. sponsored ADR	9,021,026	111,139,040
Harmony Gold Mining Co. Ltd.	1,484,000	12,477,370
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	3,881,800	33,150,572
		310,654,229
Sweden - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Nordic Mines AB (a)	20,000	24,161
Common Stocks - continued
	Shares	Value
Turkey - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Koza Altin Isletmeleri A/S	5,000	$ 98,395
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
African Barrick Gold Ltd.	1,338,763	9,440,477
Allied Gold Mining PLC (a)	615,000	1,386,669
Patagonia Gold PLC (a)(d)	260,000	112,499
Petropavlovsk PLC	2,100,929	11,605,805
		22,545,450
United States of America - 11.5%
METALS & MINING - 11.3%
Gold - 11.2%
Allied Nevada Gold Corp. (a)	1,346,300	43,862,454
Allied Nevada Gold Corp. (Canada) (a)	45,000	1,463,556
Gold Resource Corp. (d)	30,000	568,800
Newmont Mining Corp.	5,646,850	286,182,358
Royal Gold, Inc. (d)	731,313	64,370,170
		396,447,338
Precious Metals & Minerals - 0.1%
Coeur d'Alene Mines Corp. (a)	15,000	344,850
McEwen Mining, Inc. (a)(d)	705,100	2,792,196
		3,137,046
TOTAL METALS & MINING		399,584,384
OIL, GAS & CONSUMABLE FUELS - 0.2%
Coal & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. (a)	518,000	3,076,920
Peabody Energy Corp.	220,000	4,758,600
		7,835,520
TOTAL UNITED STATES OF AMERICA		407,419,904
TOTAL COMMON STOCKS (Cost $3,027,884,088)		3,389,378,118
Commodities - 3.8%
	Troy Ounces
Gold Bullion (a)	77,500	131,169,525
Silver Bullion (a)	117,000	3,713,580
TOTAL COMMODITIES (Cost $113,075,575)		134,883,105
Money Market Funds - 15.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	8,040,203	$ 8,040,203
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	539,002,014	539,002,014
TOTAL MONEY MARKET FUNDS (Cost $547,042,217)		547,042,217
TOTAL INVESTMENT PORTFOLIO - 115.2% (Cost $3,688,001,880)		4,071,303,440
NET OTHER ASSETS (LIABILITIES) - (15.2)%		(538,230,937)
NET ASSETS - 100%		$ 3,533,072,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,153,099 or 1.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,330,205 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 2,172,293
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,626
Fidelity Securities Lending Cash Central Fund	334,629
Total	$ 340,255
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 43,125,922	$ 86,850,463	$ -	$ -	$ 134,852,679
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kimber Resources, Inc.	$ 16,919	$ -	$ -	$ -	$ 11,433
Kimber Resources, Inc. (144A)	6,128,712	-	-	-	4,141,415
Total	$ 6,145,631	$ -	$ -	$ -	$ 4,152,848
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 3,389,378,118	$ 3,376,052,631	$ 13,325,487	$ -
Commodities	134,883,105	134,883,105	-	-
Money Market Funds	547,042,217	547,042,217	-	-
Total Investments in Securities:	$ 4,071,303,440	$ 4,057,977,953	$ 13,325,487	$ -

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $531,798,267) - See accompanying schedule: Unaffiliated issuers (cost $3,022,586,600)	$ 3,385,225,270
Fidelity Central Funds (cost $547,042,217)	547,042,217
Commodities (cost $113,075,575)	134,883,105
Other affiliated issuers (cost $5,297,488)	4,152,848
Total Investments (cost $3,688,001,880)		$ 4,071,303,440
Cash		4,946
Foreign currency held at value (cost $3)		3
Receivable for fund shares sold		4,841,833
Dividends receivable		2,712,997
Distributions receivable from Fidelity Central Funds		63,556
Other receivables		11,124
Total assets		4,078,937,899

Liabilities
Payable for fund shares redeemed	$ 4,035,091
Accrued management fee	1,569,470
Distribution and service plan fees payable	90,184
Other affiliated payables	917,284
Other payables and accrued expenses	251,353
Collateral on securities loaned, at value	539,002,014
Total liabilities		545,865,396

Net Assets		$ 3,533,072,503
Net Assets consist of:
Paid in capital		$ 3,578,544,855
Accumulated net investment loss		(21,174,752)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(407,604,474)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		383,306,874
Net Assets		$ 3,533,072,503

Consolidated Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,561,933 ÷ 3,345,457 shares)	$ 37.83

Maximum offering price per share (100/94.25 of $37.83)	$ 40.14
Class T: Net Asset Value and redemption price per share ($31,828,989 ÷ 848,774 shares)	$ 37.50

Maximum offering price per share (100/96.50 of $37.50)	$ 38.86
Class B: Net Asset Value and offering price per share ($14,241,834 ÷ 387,566 shares)A	$ 36.75

Class C: Net Asset Value and offering price per share ($50,719,638 ÷ 1,386,025 shares)A	$ 36.59

Gold: Net Asset Value, offering price and redemption price per share ($3,162,334,752 ÷ 82,426,980 shares)	$ 38.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($147,385,357 ÷ 3,846,964 shares)	$ 38.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio
Consolidated Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 25,419,413
Interest		6
Income from Fidelity Central Funds		340,255
Total income		25,759,674

Expenses
Management fee	$ 9,864,481
Transfer agent fees	5,153,104
Distribution and service plan fees	571,059
Accounting and security lending fees	739,772
Custodian fees and expenses	267,648
Independent trustees' compensation	11,898
Registration fees	110,314
Audit	20,966
Legal	7,351
Interest	4,841
Miscellaneous	24,740
Total expenses before reductions	16,776,174
Expense reductions	(146,638)	16,629,536
Net investment income (loss)		9,130,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(111,301,818)
Foreign currency transactions	41,154
Total net realized gain (loss)		(111,260,664)
Change in net unrealized appreciation (depreciation) on: Investments	(631,480,473)
Assets and liabilities in foreign currencies	(4,026)
Commodities	5,001,915
Total change in net unrealized appreciation (depreciation)		(626,482,584)
Net gain (loss)		(737,743,248)
Net increase (decrease) in net assets resulting from operations		$ (728,613,110)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,130,138	$ (2,911,115)
Net realized gain (loss)	(111,260,664)	69,474,908
Change in net unrealized appreciation (depreciation)	(626,482,584)	(363,910,363)
Net increase (decrease) in net assets resulting from operations	(728,613,110)	(297,346,570)
Distributions to shareholders from net realized gain	-	(238,750,097)
Share transactions - net increase (decrease)	(113,932,451)	229,358,064
Redemption fees	108,512	461,104
Total increase (decrease) in net assets	(842,437,049)	(306,277,499)

Net Assets
Beginning of period	4,375,509,552	4,681,787,051
End of period (including accumulated net investment loss of $21,174,752 and accumulated net investment loss of $30,304,890, respectively)	$ 3,533,072,503	$ 4,375,509,552

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Income from Investment Operations
Net investment income (loss) E	.06	(.13)	(.30)	(.25)	(.15)	(.15)
Net realized and unrealized gain (loss)	(7.60)	(2.83)	15.28	11.00	(15.44)	15.00
Total from investment operations	(7.54)	(2.96)	14.98	10.75	(15.59)	14.85
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	(2.59)	(4.57)	(.71)	(.17)	(5.01)
Total distributions	-	(2.59)	(4.57)	(.71)	(.17)	(5.20)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 37.83	$ 45.37	$ 50.92	$ 40.50	$ 30.45	$ 46.19
Total Return B, C, D	(16.62)%	(6.24)%	36.99%	35.19%	(33.81)%	44.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.14%	1.16%	1.21%	1.21%	1.17%
Expenses net of fee waivers, if any	1.17% A	1.14%	1.15%	1.19%	1.19%	1.17%
Expenses net of all reductions	1.17% A	1.14%	1.14%	1.17%	1.15%	1.13%
Net investment income (loss)	.30% A	(.28)%	(.63)%	(.63)%	(.45)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,562	$ 152,969	$ 149,178	$ 82,413	$ 39,144	$ 26,620
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Income from Investment Operations
Net investment income (loss) E	.01	(.27)	(.43)	(.36)	(.24)	(.25)
Net realized and unrealized gain (loss)	(7.55)	(2.80)	15.21	10.96	(15.42)	15.05
Total from investment operations	(7.54)	(3.07)	14.78	10.60	(15.66)	14.80
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	(2.57)	(4.45)	(.63)	(.17)	(4.97)
Total distributions	-	(2.57)	(4.45)	(.63)	(.17)	(5.13)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.02	.01
Net asset value, end of period	$ 37.50	$ 45.04	$ 50.68	$ 40.34	$ 30.36	$ 46.17
Total Return B, C, D	(16.74)%	(6.49)%	36.62%	34.79%	(33.98)%	44.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.43%	1.44%	1.51%	1.47%	1.43%
Expenses net of fee waivers, if any	1.44% A	1.42%	1.42%	1.49%	1.45%	1.43%
Expenses net of all reductions	1.44% A	1.42%	1.42%	1.47%	1.41%	1.39%
Net investment income (loss)	.03% A	(.57)%	(.90)%	(.93)%	(.71)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,829	$ 40,664	$ 45,846	$ 26,256	$ 15,284	$ 11,334
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Income from Investment Operations
Net investment income (loss) E	(.08)	(.49)	(.66)	(.55)	(.40)	(.45)
Net realized and unrealized gain (loss)	(7.41)	(2.76)	15.02	10.84	(15.34)	14.95
Total from investment operations	(7.49)	(3.25)	14.36	10.29	(15.74)	14.50
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	(2.53)	(4.21)	(.51)	(.17)	(4.84)
Total distributions	-	(2.53)	(4.21)	(.51)	(.17)	(5.00)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.02	.01
Net asset value, end of period	$ 36.75	$ 44.24	$ 50.02	$ 39.87	$ 30.08	$ 45.97
Total Return B, C, D	(16.93)%	(6.95)%	35.97%	34.12%	(34.30)%	43.53%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.90%	1.93%	2.00%	1.97%	1.93%
Expenses net of fee waivers, if any	1.92% A	1.90%	1.92%	1.98%	1.95%	1.93%
Expenses net of all reductions	1.92% A	1.90%	1.91%	1.96%	1.89%	1.90%
Net investment income (loss)	(.45)% A	(1.04)%	(1.39)%	(1.42)%	(1.20)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,242	$ 20,894	$ 26,837	$ 18,340	$ 8,421	$ 6,869
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.47)	(.64)	(.53)	(.39)	(.45)
Net realized and unrealized gain (loss)	(7.38)	(2.76)	14.98	10.80	(15.30)	14.91
Total from investment operations	(7.46)	(3.23)	14.34	10.27	(15.69)	14.46
Distributions from net investment income	-	-	-	-	-	(.17)
Distributions from net realized gain	-	(2.53)	(4.28)	(.53)	(.17)	(4.89)
Total distributions	-	(2.53)	(4.28)	(.53)	(.17)	(5.06)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 36.59	$ 44.05	$ 49.81	$ 39.75	$ 30.00	$ 45.85
Total Return B, C, D	(16.94)%	(6.93)%	36.01%	34.15%	(34.30)%	43.49%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.87%	1.89%	1.97%	1.97%	1.92%
Expenses net of fee waivers, if any	1.92% A	1.87%	1.88%	1.95%	1.95%	1.92%
Expenses net of all reductions	1.92% A	1.87%	1.87%	1.93%	1.89%	1.89%
Net investment income (loss)	(.45)% A	(1.01)%	(1.35)%	(1.39)%	(1.20)%	(1.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,720	$ 67,996	$ 72,431	$ 38,624	$ 17,544	$ 10,835
Portfolio turnover rate G	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54
Income from Investment Operations
Net investment income (loss) D	.10	(.02)	(.18)	(.16)	(.04)	(.02)
Net realized and unrealized gain (loss)	(7.69)	(2.85)	15.43	11.10	(15.51)	15.05
Total from investment operations	(7.59)	(2.87)	15.25	10.94	(15.55)	15.03
Distributions from net investment income	-	-	-	-	-	(.18)
Distributions from net realized gain	-	(2.61)	(4.67)	(.77)	(.17)	(5.03)
Total distributions	-	(2.61)	(4.67)	(.77)	(.17)	(5.21)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 38.37	$ 45.96	$ 51.44	$ 40.85	$ 30.67	$ 46.37
Total Return B, C	(16.51)%	(6.00)%	37.35%	35.52%	(33.59)%	45.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.93% A	.89%	.91%	.98%	.89%	.85%
Expenses net of fee waivers, if any	.92% A	.89%	.90%	.96%	.87%	.85%
Expenses net of all reductions	.92% A	.89%	.89%	.94%	.86%	.81%
Net investment income (loss)	.55% A	(.03)%	(.37)%	(.40)%	(.13)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,162,335	$ 3,924,439	$ 4,250,249	$ 2,839,664	$ 1,881,600	$ 2,381,114
Portfolio turnover rate F	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Income from Investment Operations
Net investment income (loss) D	.12	.02	(.15)	(.15)	(.05)	(.01)
Net realized and unrealized gain (loss)	(7.68)	(2.85)	15.41	11.08	(15.49)	15.03
Total from investment operations	(7.56)	(2.83)	15.26	10.93	(15.54)	15.02
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	(2.62)	(4.72)	(.82)	(.17)	(5.04)
Total distributions	-	(2.62)	(4.72)	(.82)	(.17)	(5.23)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.02	.01
Net asset value, end of period	$ 38.31	$ 45.87	$ 51.32	$ 40.77	$ 30.65	$ 46.34
Total Return B, C	(16.48)%	(5.94)%	37.45%	35.50%	(33.59)%	45.10%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.82%	.85%	.95%	.91%	.83%
Expenses net of fee waivers, if any	.83% A	.81%	.84%	.93%	.89%	.83%
Expenses net of all reductions	.83% A	.81%	.83%	.91%	.86%	.79%
Net investment income (loss)	.64% A	.04%	(.31)%	(.37)%	(.14)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,385	$ 168,548	$ 137,246	$ 38,037	$ 6,070	$ 3,174
Portfolio turnover rate F	16% A	22%	35%	46%	42%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2012, the Fund held $134,852,679 in the Subsidiary, representing 3.8% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 515,696,261
Gross unrealized depreciation	(433,498,682)
Net unrealized appreciation (depreciation) on securities and other investments	$ 82,197,579

Tax cost	$ 3,989,075,435

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $290,608,518 and $389,268,652, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its net assets. Under the management contract, FMR pays all other expenses of the Subsidiary, except custodian fees.

During the period, FMR waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 156,314	$ 1,629
Class T	.25%	.25%	79,192	-
Class B	.75%	.25%	75,203	56,402
Class C	.75%	.25%	260,350	39,833
			$ 571,059	$ 97,864

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,538
Class T	6,049
Class B*	23,856
Class C*	3,522
$ 60,965

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 186,709.30
Class T	50,381.32
Class B	22,493.30
Class C	76,952.30
Gold	4,672,489.30
Institutional Class	144,080.21
	$ 5,153,104

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,611 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,128,575.41%		$ 4,148

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,517 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $426,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $334,629, including $15,383 from securities loaned to FCM.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,452,333. The weighted average interest rate was .64%. The interest expense amounted to $693 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

FMR has contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $120,205. Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $26,120 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $313.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net realized gain
Class A	$ -	$ 7,834,928
Class T	-	2,382,367
Class B	-	1,303,107
Class C	-	3,798,844
Gold	-	215,607,839
Institutional Class	-	7,823,012
Total	$ -	$ 238,750,097

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	855,307	1,589,102	$ 32,193,547	$ 76,690,664
Reinvestment of distributions	-	145,713	-	7,265,756
Shares redeemed	(881,215)	(1,293,053)	(33,147,004)	(61,867,749)
Net increase (decrease)	(25,908)	441,762	$ (953,457)	$ 22,088,671
Class T
Shares sold	125,633	326,122	$ 4,595,848	$ 15,663,258
Reinvestment of distributions	-	46,446	-	2,308,310
Shares redeemed	(179,763)	(374,234)	(6,587,924)	(17,626,829)
Net increase (decrease)	(54,130)	(1,666)	$ (1,992,076)	$ 344,739
Class B
Shares sold	9,231	55,740	$ 336,945	$ 2,638,278
Reinvestment of distributions	-	22,881	-	1,122,370
Shares redeemed	(93,976)	(142,844)	(3,506,846)	(6,672,300)
Net increase (decrease)	(84,745)	(64,223)	$ (3,169,901)	$ (2,911,652)
Class C
Shares sold	142,812	510,073	$ 5,081,885	$ 24,191,165
Reinvestment of distributions	-	63,636	-	3,100,723
Shares redeemed	(300,277)	(484,293)	(10,819,907)	(22,585,009)
Net increase (decrease)	(157,465)	89,416	$ (5,738,022)	$ 4,706,879
Gold
Shares sold	12,217,076	30,555,727	$ 461,041,057	$ 1,483,101,053
Reinvestment of distributions	-	4,125,294	-	208,463,091
Shares redeemed	(15,184,970)	(31,912,749)	(569,825,690)	(1,536,990,789)
Net increase (decrease)	(2,967,894)	2,768,272	$ (108,784,633)	$ 154,573,355
Institutional Class
Shares sold	650,993	1,664,357	$ 24,357,064	$ 81,430,250
Reinvestment of distributions	-	146,226	-	7,344,695
Shares redeemed	(478,376)	(810,698)	(17,651,426)	(38,218,873)
Net increase (decrease)	172,617	999,885	$ 6,705,638	$ 50,556,072

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.13%
Actual		$ 1,000.00	$ 989.70	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class T	1.42%
Actual		$ 1,000.00	$ 988.30	$ 7.12
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class B	1.91%
Actual		$ 1,000.00	$ 985.90	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Class C	1.89%
Actual		$ 1,000.00	$ 985.80	$ 9.46
HypotheticalA		$ 1,000.00	$ 1,015.68	$ 9.60
Materials	.86%
Actual		$ 1,000.00	$ 991.00	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38
Institutional Class	.85%
Actual		$ 1,000.00	$ 991.00	$ 4.27
HypotheticalA		$ 1,000.00	$ 1,020.92	$ 4.33

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.3	8.1
Monsanto Co.	8.1	6.6
Air Products & Chemicals, Inc.	5.7	5.2
LyondellBasell Industries NV Class A	4.2	3.5
Eastman Chemical Co.	3.8	2.2
PPG Industries, Inc.	3.6	2.2
Ecolab, Inc.	3.5	3.8
Sherwin-Williams Co.	3.2	2.4
Rock-Tenn Co. Class A	3.2	2.5
Freeport-McMoRan Copper & Gold, Inc.	2.8	2.7
	46.4
Top Industries (% of fund's net assets)
As of August 31, 2012
Chemicals	62.5%
Metals & Mining	19.5%
Containers & Packaging	8.6%
Construction Materials	1.5%
Paper & Forest Products	1.2%
All Others*	6.7%

As of February 29, 2012
Chemicals	65.0%
Metals & Mining	20.1%
Containers & Packaging	8.0%
Food Products	1.0%
Electrical Equipment	0.6%
All Others*	5.3%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
CHEMICALS - 62.5%
Commodity Chemicals - 2.5%
Arkema SA	81,801	$ 6,963,548
PetroLogistics LP	707,262	9,045,881
Westlake Chemical Corp. (d)	266,370	18,320,929
		34,330,358
Diversified Chemicals - 18.6%
Dow Chemical Co.	313,213	9,180,273
E.I. du Pont de Nemours & Co.	2,275,817	113,221,891
Eastman Chemical Co.	921,584	50,926,732
FMC Corp.	359,730	19,540,534
Lanxess AG	96,593	7,328,559
Olin Corp.	180,200	3,861,686
PPG Industries, Inc.	446,927	49,170,909
		253,230,584
Fertilizers & Agricultural Chemicals - 11.6%
CF Industries Holdings, Inc.	164,937	34,143,608
Monsanto Co.	1,257,799	109,566,871
Rentech Nitrogen Partners LP	409,909	13,924,609
		157,635,088
Industrial Gases - 5.7%
Air Products & Chemicals, Inc.	935,857	77,283,071
Specialty Chemicals - 24.1%
Albemarle Corp.	427,749	23,410,703
Ashland, Inc.	509,786	37,535,543
Celanese Corp. Class A	525,033	20,087,763
Cytec Industries, Inc.	203,146	13,909,407
Ecolab, Inc.	737,482	47,220,972
Kraton Performance Polymers, Inc. (a)	77,900	1,670,955
LyondellBasell Industries NV Class A	1,163,330	56,817,037
OMNOVA Solutions, Inc. (a)	500,291	3,897,267
Rockwood Holdings, Inc.	311,332	14,738,457
Sherwin-Williams Co.	304,547	43,574,585
Sigma Aldrich Corp.	462,244	32,833,191
W.R. Grace & Co. (a)	570,496	32,951,849
		328,647,729
TOTAL CHEMICALS		851,126,830
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.2%
Swisher Hygiene, Inc. (a)	262,171	417,639
Swisher Hygiene, Inc. (Canada) (a)(d)	1,553,967	2,750,526
		3,168,165
CONSTRUCTION MATERIALS - 1.5%
Construction Materials - 1.5%
Martin Marietta Materials, Inc. (d)	272,511	20,814,390

	Shares	Value
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 5.4%
Aptargroup, Inc.	552,400	$ 27,979,060
Ball Corp.	795,733	33,556,061
Nampak Ltd.	78,373	252,290
Silgan Holdings, Inc.	285,078	11,953,321
		73,740,732
Paper Packaging - 3.2%
Rock-Tenn Co. Class A	649,333	43,355,964
TOTAL CONTAINERS & PACKAGING		117,096,696
METALS & MINING - 19.5%
Diversified Metals & Mining - 6.5%
Copper Mountain Mining Corp. (a)	1,992,200	5,295,018
First Quantum Minerals Ltd.	1,341,300	25,839,500
Freeport-McMoRan Copper & Gold, Inc.	1,052,624	38,010,253
HudBay Minerals, Inc.	408,700	3,495,147
Iluka Resources Ltd.	78,303	744,268
Turquoise Hill Resources Ltd. (a)(d)	1,899,540	15,261,838
		88,646,024
Gold - 6.6%
Allied Nevada Gold Corp. (a)	261,472	8,518,758
Franco-Nevada Corp.	207,300	10,754,575
Goldcorp, Inc.	457,700	18,790,889
Newmont Mining Corp.	555,189	28,136,979
Royal Gold, Inc.	267,701	23,563,042
		89,764,243
Steel - 6.4%
African Minerals Ltd. (a)	529,923	2,120,424
Carpenter Technology Corp.	386,855	18,282,767
Haynes International, Inc.	232,886	11,353,193
Nucor Corp.	634,535	23,890,243
Reliance Steel & Aluminum Co.	370,602	19,060,061
Steel Dynamics, Inc.	954,009	11,657,990
		86,364,678
TOTAL METALS & MINING		264,774,945
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	297,643	6,438,018
PAPER & FOREST PRODUCTS - 1.2%
Paper Products - 1.2%
International Paper Co.	473,440	16,362,086
TOTAL COMMON STOCKS (Cost $1,083,584,729)		1,279,781,130
Convertible Bonds - 0.6%
	Principal Amount	Value
BUILDING PRODUCTS - 0.6%
Building Products - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	$ 7,861,200
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (e) (Cost $669,841)	670,000	669,873
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	77,412,400	77,412,400
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	19,616,097	19,616,097
TOTAL MONEY MARKET FUNDS (Cost $97,028,497)		97,028,497
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,189,144,267)		1,385,340,700
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(23,673,690)
NET ASSETS - 100%		$ 1,361,667,010
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
350 CME E-mini Materials Select Sector Index Contracts	Sept. 2012	$ 13,104,000	$ 585,925

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $669,873.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,504
Fidelity Securities Lending Cash Central Fund	177,206
Total	$ 221,710
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,279,781,130	$ 1,279,363,491	$ 417,639	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	669,873	-	669,873	-
Money Market Funds	97,028,497	97,028,497	-	-
Total Investments in Securities:	$ 1,385,340,700	$ 1,376,391,988	$ 1,087,512	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 585,925	$ 585,925	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 585,925	$ -
Total Value of Derivatives	$ 585,925	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.7%
Canada	5.9%
Netherlands	4.2%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,434,991) - See accompanying schedule: Unaffiliated issuers (cost $1,092,115,770)	$ 1,288,312,203
Fidelity Central Funds (cost $97,028,497)	97,028,497
Total Investments (cost $1,189,144,267)		$ 1,385,340,700
Receivable for investments sold		4,349,682
Receivable for fund shares sold		1,765,081
Dividends receivable		2,725,988
Interest receivable		786,120
Distributions receivable from Fidelity Central Funds		29,250
Receivable for daily variation margin on futures contracts		126,001
Other receivables		13,588
Total assets		1,395,136,410

Liabilities
Payable for investments purchased	$ 9,732,173
Payable for fund shares redeemed	3,050,657
Accrued management fee	627,023
Distribution and service plan fees payable	100,292
Other affiliated payables	306,803
Other payables and accrued expenses	36,355
Collateral on securities loaned, at value	19,616,097
Total liabilities		33,469,400

Net Assets		$ 1,361,667,010
Net Assets consist of:
Paid in capital		$ 1,157,341,532
Undistributed net investment income		7,293,497
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		252,393
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		196,779,588
Net Assets		$ 1,361,667,010

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($159,241,924 ÷ 2,337,341 shares)	$ 68.13

Maximum offering price per share (100/94.25 of $68.13)	$ 72.29
Class T: Net Asset Value and redemption price per share ($27,882,308 ÷ 411,614 shares)	$ 67.74

Maximum offering price per share (100/96.50 of $67.74)	$ 70.20
Class B: Net Asset Value and offering price per share ($9,924,133 ÷ 148,566 shares)A	$ 66.80

Class C: Net Asset Value and offering price per share ($57,455,649 ÷ 861,994 shares)A	$ 66.65

Materials: Net Asset Value, offering price and redemption price per share ($997,832,433 ÷ 14,593,648 shares)	$ 68.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($109,330,563 ÷ 1,600,390 shares)	$ 68.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 13,109,631
Interest		316,596
Income from Fidelity Central Funds		221,710
Total income		13,647,937

Expenses
Management fee	$ 3,727,331
Transfer agent fees	1,666,477
Distribution and service plan fees	595,415
Accounting and security lending fees	214,646
Custodian fees and expenses	19,192
Independent trustees' compensation	4,519
Registration fees	90,223
Audit	22,561
Legal	2,614
Miscellaneous	8,676
Total expenses before reductions	6,351,654
Expense reductions	(20,380)	6,331,274
Net investment income (loss)		7,316,663
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,592,171
Foreign currency transactions	9,600
Futures contracts	165,760
Total net realized gain (loss)		11,767,531
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,717,709)
Assets and liabilities in foreign currencies	(2,770)
Futures contracts	(575,410)
Total change in net unrealized appreciation (depreciation)		(36,295,889)
Net gain (loss)		(24,528,358)
Net increase (decrease) in net assets resulting from operations		$ (17,211,695)

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,316,663	$ 11,168,253
Net realized gain (loss)	11,767,531	34,880,798
Change in net unrealized appreciation (depreciation)	(36,295,889)	(65,841,883)
Net increase (decrease) in net assets resulting from operations	(17,211,695)	(19,792,832)
Distributions to shareholders from net investment income	(820,982)	(9,840,737)
Distributions to shareholders from net realized gain	(7,338,384)	(7,461,289)
Total distributions	(8,159,366)	(17,302,026)
Share transactions - net increase (decrease)	(47,316,017)	(18,941,790)
Redemption fees	28,325	99,276
Total increase (decrease) in net assets	(72,658,753)	(55,937,372)

Net Assets
Beginning of period	1,434,325,763	1,490,263,135
End of period (including undistributed net investment income of $7,293,497 and undistributed net investment income of $797,816, respectively)	$ 1,361,667,010	$ 1,434,325,763

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Income from Investment Operations
Net investment income (loss) E	.30	.40	1.08 H	.30 I	.22	.46
Net realized and unrealized gain (loss)	(1.02)	(.35)	17.40	24.90	(29.46)	8.05
Total from investment operations	(.72)	.05	18.48	25.20	(29.24)	8.51
Distributions from net investment income	(.02)	(.40)	(1.06)	(.32)	(.12)	(.32)
Distributions from net realized gain	(.36)	(.38)	(.01)	-	-	(2.21)
Total distributions	(.38)	(.78)	(1.07)	(.32)	(.12)	(2.53) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 68.13	$ 69.23	$ 69.96	$ 52.54	$ 27.65	$ 57.00
Total Return B, C, D	(1.03)%	.21%	35.33%	91.25%	(51.30)%	16.79%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13% A	1.13%	1.16%	1.23%	1.21%	1.21%
Expenses net of fee waivers, if any	1.13% A	1.13%	1.16%	1.23%	1.21%	1.21%
Expenses net of all reductions	1.13% A	1.13%	1.15%	1.22%	1.20%	1.21%
Net investment income (loss)	.91% A	.61%	1.81% H	.65% I	.47%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,242	$ 157,781	$ 124,160	$ 52,352	$ 10,796	$ 12,522
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .43%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.21	.21	.90 H	.16 I	.10	.32
Net realized and unrealized gain (loss)	(1.02)	(.35)	17.34	24.81	(29.32)	8.00
Total from investment operations	(.81)	(.14)	18.24	24.97	(29.22)	8.32
Distributions from net investment income	-	(.25)	(.92)	(.19)	(.03)	(.21)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.63)	(.92)	(.19)	(.03)	(2.42) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 67.74	$ 68.91	$ 69.68	$ 52.35	$ 27.56	$ 56.80
Total Return B, C, D	(1.17)%	(.09)%	34.98%	90.70%	(51.43)%	16.45%
Ratios to Average Net Assets F, J
Expenses before reductions	1.42% A	1.42%	1.44%	1.52%	1.46%	1.46%
Expenses net of fee waivers, if any	1.42% A	1.42%	1.44%	1.52%	1.46%	1.46%
Expenses net of all reductions	1.42% A	1.41%	1.43%	1.51%	1.46%	1.46%
Net investment income (loss)	.62% A	.33%	1.54% H	.35% I	.22%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,882	$ 28,290	$ 25,570	$ 14,712	$ 4,944	$ 6,850
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.04	(.11)	.60 H	(.07) I	(.12)	.04
Net realized and unrealized gain (loss)	(1.01)	(.33)	17.13	24.61	(29.13)	7.98
Total from investment operations	(.97)	(.44)	17.73	24.54	(29.25)	8.02
Distributions from net investment income	-	-	(.65)	(.04)	-	(.04)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.38)	(.65)	(.04)	-	(2.25) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 66.80	$ 68.13	$ 68.95	$ 51.86	$ 27.35	$ 56.59
Total Return B, C, D	(1.41)%	(.57)%	34.29%	89.79%	(51.67)%	15.89%
Ratios to Average Net Assets F, J
Expenses before reductions	1.91% A	1.91%	1.93%	2.02%	1.95%	1.97%
Expenses net of fee waivers, if any	1.91% A	1.91%	1.93%	2.02%	1.95%	1.97%
Expenses net of all reductions	1.91% A	1.91%	1.92%	2.01%	1.95%	1.96%
Net investment income (loss)	.13% A	(.17)%	1.04% H	(.15)% I	(.27)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,924	$ 11,040	$ 13,507	$ 9,538	$ 2,601	$ 4,173
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 L	2011	2010	2009	2008 L
Selected Per-Share Data
Net asset value, beginning of period	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.05	(.10)	.61 H	(.06) I	(.13)	.04
Net realized and unrealized gain (loss)	(1.02)	(.32)	17.09	24.57	(29.07)	7.97
Total from investment operations	(.97)	(.42)	17.70	24.51	(29.20)	8.01
Distributions from net investment income	-	-	(.72)	(.04)	-	(.12)
Distributions from net realized gain	(.36)	(.38)	-	-	-	(2.21)
Total distributions	(.36)	(.38)	(.72)	(.04)	-	(2.33) N
Redemption fees added to paid in capital E	- M	- M	.01	.01	.01	.01
Net asset value, end of period	$ 66.65	$ 67.98	$ 68.78	$ 51.79	$ 27.31	$ 56.50
Total Return B, C, D	(1.42)%	(.55)%	34.29%	89.82%	(51.66)%	15.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89% A	1.89%	1.93%	2.01%	1.95%	1.96%
Expenses net of fee waivers, if any	1.89% A	1.89%	1.93%	2.01%	1.95%	1.96%
Expenses net of all reductions	1.89% A	1.89%	1.92%	2.00%	1.95%	1.96%
Net investment income (loss)	.15% A	(.15)%	1.04% H	(.13)% I	(.27)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,456	$ 58,296	$ 46,525	$ 20,469	$ 5,509	$ 8,743
Portfolio turnover rate G	59% A	94%	87%	104% K	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92
Income from Investment Operations
Net investment income (loss) D	.40	.60	1.25 G	.43 H	.38	.64
Net realized and unrealized gain (loss)	(1.03)	(.37)	17.43	24.91	(29.54)	8.01
Total from investment operations	(.63)	.23	18.68	25.34	(29.16)	8.65
Distributions from net investment income	(.05)	(.55)	(1.16)	(.40)	(.20)	(.36)
Distributions from net realized gain	(.36)	(.38)	(.03)	-	-	(2.21)
Total distributions	(.41)	(.93)	(1.19)	(.40)	(.20)	(2.57) M
Redemption fees added to paid in capital D	- L	- L	.01	.01	.01	.01
Net asset value, end of period	$ 68.37	$ 69.41	$ 70.11	$ 52.61	$ 27.66	$ 57.01
Total Return B, C	(.90)%	.49%	35.70%	91.77%	(51.15)%	17.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.85%	.88%	.96%	.90%	.91%
Expenses net of fee waivers, if any	.86% A	.85%	.88%	.96%	.90%	.90%
Expenses net of all reductions	.85% A	.84%	.87%	.94%	.90%	.89%
Net investment income (loss)	1.19% A	.90%	2.10% G	.92% H	.78%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 997,832	$ 1,089,619	$ 1,195,371	$ 604,475	$ 127,551	$ 353,185
Portfolio turnover rate F	59% A	94%	87%	104% J	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..70%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .70%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 K	2011	2010	2009	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.40	.60	1.28 G	.46 H	.38	.64
Net realized and unrealized gain (loss)	(1.03)	(.36)	17.40	24.89	(29.53)	8.00
Total from investment operations	(.63)	.24	18.68	25.35	(29.15)	8.64
Distributions from net investment income	(.05)	(.56)	(1.19)	(.44)	(.20)	(.36)
Distributions from net realized gain	(.36)	(.38)	(.03)	-	-	(2.21)
Total distributions	(.41)	(.94)	(1.22)	(.44)	(.20)	(2.56) M
Redemption fees added to paid in capital D	- L	- L	.01	.01	.01	.01
Net asset value, end of period	$ 68.31	$ 69.35	$ 70.05	$ 52.58	$ 27.66	$ 57.00
Total Return B, C	(.90)%	.50%	35.73%	91.79%	(51.15)%	17.08%
Ratios to Average Net Assets E, I
Expenses before reductions	.85% A	.84%	.86%	.94%	.90%	.89%
Expenses net of fee waivers, if any	.85% A	.84%	.86%	.94%	.90%	.89%
Expenses net of all reductions	.84% A	.83%	.85%	.93%	.90%	.89%
Net investment income (loss)	1.20% A	.91%	2.11% G	.94% H	.78%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,331	$ 89,299	$ 85,130	$ 13,670	$ 719	$ 1,820
Portfolio turnover rate F	59% A	94%	87%	104% J	117%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.83 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..72%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred trustees compensation, futures transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 243,843,625
Gross unrealized depreciation	(51,926,650)
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,916,975

Tax cost	$ 1,193,423,725

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At February 29, 2012 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (5,392,414)
2017	(6,058,499)
2018	(1,022,988)
2019	(80,787)
Total with expiration	$ (12,554,688)

Included in the $12,554,688 of the Fund's capital loss carryforwards are $12,554,688 of capital loss carryforwards that were acquired from Paper and Forest Products Portfolio when it merged into the fund on June 19, 2009 of which $5,392,414, $6,058,499, $1,022,988 and $80,787 will expire in fiscal 2016, 2017, 2018 and 2019, respectively. Under the Internal Revenue Code, the losses acquired from Paper and Forest Products Portfolio that will be available to offset future capital gains of the Fund will be limited. As a result, at least $8,806,047 of the losses acquired from Paper and Forest Products Portfolio will expire unused.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $165,760 and a change in net unrealized appreciation (depreciation) of $(575,410) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $384,001,026 and $441,362,804, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 193,343	$ 4,157
Class T	.25%	.25%	67,726	-
Class B	.75%	.25%	50,891	38,168
Class C	.75%	.25%	283,455	75,057
			$ 595,415	$ 117,382

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65,366
Class T	3,956
Class B*	12,477
Class C*	8,069
$ 89,868

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 209,289.27
Class T	41,794.31
Class B	15,357.30
Class C	79,578.28
Materials	1,217,432.24
Institutional Class	103,027.23
	$ 1,666,477

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,913 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,927 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $177,206. During the period, there were no securities loaned to FCM.

Semiannual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,361 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 29, 2012
From net investment income
Class A	$ 44,699	$ 868,107
Class T	-	100,314
Materials	717,326	8,266,851
Institutional Class	58,957	605,465
Total	$ 820,982	$ 9,840,737
From net realized gain
Class A	$ 851,627	$ 816,536
Class T	148,569	151,869
Class B	57,740	66,321
Class C	319,952	312,224
Materials	5,524,936	5,701,275
Institutional Class	435,560	413,064
Total	$ 7,338,384	$ 7,461,289

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Class A
Shares sold	618,282	1,406,389	$ 41,055,137	$ 95,285,956
Reinvestment of distributions	11,861	23,605	796,737	1,462,799
Shares redeemed	(571,942)	(925,476)	(37,886,137)	(60,145,567)
Net increase (decrease)	58,201	504,518	$ 3,965,737	$ 36,603,188
Class T
Shares sold	57,303	150,265	$ 3,768,331	$ 10,197,019
Reinvestment of distributions	2,151	3,964	143,789	244,682
Shares redeemed	(58,360)	(110,682)	(3,814,694)	(7,174,563)
Net increase (decrease)	1,094	43,547	$ 97,426	$ 3,267,138
Class B
Shares sold	8,702	35,651	$ 565,370	$ 2,318,398
Reinvestment of distributions	736	909	48,582	55,554
Shares redeemed	(22,911)	(70,403)	(1,487,989)	(4,524,937)
Net increase (decrease)	(13,473)	(33,843)	$ (874,037)	$ (2,150,985)
Class C
Shares sold	138,070	456,374	$ 9,089,282	$ 30,369,453
Reinvestment of distributions	4,035	4,184	265,885	254,995
Shares redeemed	(137,723)	(279,339)	(8,907,811)	(17,740,501)
Net increase (decrease)	4,382	181,219	$ 447,356	$ 12,883,947
Materials
Shares sold	2,129,932	6,950,456	$ 142,456,070	$ 471,314,225
Reinvestment of distributions	88,382	214,200	5,951,604	13,299,700
Shares redeemed	(3,323,218)	(8,516,169)	(221,239,263)	(562,008,908)
Net increase (decrease)	(1,104,904)	(1,351,513)	$ (72,831,589)	$ (77,394,983)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 29, 2012	Six months ended August 31, 2012	Year ended February 29, 2012
Institutional Class
Shares sold	890,879	1,444,894	$ 59,941,256	$ 97,144,756
Reinvestment of distributions	6,215	13,291	418,157	824,595
Shares redeemed	(584,398)	(1,385,770)	(38,480,323)	(90,119,446)
Net increase (decrease)	312,696	72,415	$ 21,879,090	$ 7,849,905

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	1.18%
Actual		$ 1,000.00	$ 1,086.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.48%
Actual		$ 1,000.00	$ 1,084.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class B	1.93%
Actual		$ 1,000.00	$ 1,082.20	$ 10.13
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.91%
Actual		$ 1,000.00	$ 1,082.40	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Telecommunications	.88%
Actual		$ 1,000.00	$ 1,087.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,087.80	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	21.5	20.4
Verizon Communications, Inc.	18.1	13.4
CenturyLink, Inc.	9.6	9.0
Sprint Nextel Corp.	5.1	2.8
Crown Castle International Corp.	5.0	6.7
SBA Communications Corp. Class A	5.0	4.9
tw telecom, inc.	3.8	4.4
Vodafone Group PLC sponsored ADR	3.3	1.5
Telephone & Data Systems, Inc.	2.9	0.0
General Communications, Inc. Class A	2.6	2.7
	76.9
Top Industries (% of fund's net assets)
As of August 31, 2012
Diversified Telecommunication Services	67.3%
Wireless Telecommunication Services	27.5%
Media	1.7%
Software	0.2%
Communications Equipment	0.0%
All Others*	3.3%

As of February 29, 2012
Diversified Telecommunication Services	64.9%
Wireless Telecommunication Services	28.6%
Media	2.1%
Software	0.0%**
Communications Equipment	0.0%
All Others*	4.4%

* Includes short-term investments and net other assets.
** Amount represents less than 0.1%.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. (a)	8,071	$ 0
DIVERSIFIED TELECOMMUNICATION SERVICES - 67.3%
Alternative Carriers - 9.2%
Cogent Communications Group, Inc.	438,702	8,598,559
Level 3 Communications, Inc. (a)	525,391	11,322,176
tw telecom, inc. (a)	676,457	17,012,894
Vonage Holdings Corp. (a)	2,164,900	4,632,886
		41,566,515
Integrated Telecommunication Services - 58.1%
AT&T, Inc.	2,637,619	96,642,360
Atlantic Tele-Network, Inc.	154,600	5,825,328
CenturyLink, Inc.	1,023,184	43,239,756
China Unicom Ltd. sponsored ADR	288,200	4,570,852
Frontier Communications Corp. (d)	1,136,500	5,250,630
General Communications, Inc. Class A (a)	1,348,300	11,892,006
PT Telkomunikasi Indonesia Tbk Series B	1,388,500	1,355,697
PT XL Axiata Tbk	1,052,500	794,758
Telefonica Brasil SA sponsored ADR	205,163	4,384,333
Verizon Communications, Inc.	1,895,741	81,403,119
Windstream Corp. (d)	583,782	5,761,928
		261,120,767
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		302,687,282
MEDIA - 1.7%
Cable & Satellite - 1.7%
Time Warner Cable, Inc.	14,800	1,314,536
Virgin Media, Inc. (d)	229,900	6,338,343
		7,652,879
SOFTWARE - 0.2%
Application Software - 0.2%
Comverse Technology, Inc. (a)	37	222
Synchronoss Technologies, Inc. (a)	29,003	667,359
		667,581
WIRELESS TELECOMMUNICATION SERVICES - 27.5%
Wireless Telecommunication Services - 27.5%
Clearwire Corp. Class A (a)(d)	4,909,636	7,855,418

	Shares	Value
Crown Castle International Corp. (a)	353,583	$ 22,438,377
Leap Wireless International, Inc. (a)(d)	587,400	3,213,078
MetroPCS Communications, Inc. (a)	705,606	6,865,546
Mobile TeleSystems OJSC sponsored ADR	72,700	1,338,407
NII Holdings, Inc. (a)(d)	492,400	3,072,576
NTELOS Holdings Corp.	15,706	269,672
NTT DoCoMo, Inc.	2,005	3,415,709
SBA Communications Corp. Class A (a)	374,482	22,386,534
Sprint Nextel Corp. (a)	4,685,050	22,722,493
Telephone & Data Systems, Inc.	529,500	12,983,340
Turkcell Iletisim Hizmet A/S (a)	337,000	2,002,265
Vodafone Group PLC sponsored ADR	518,100	14,983,452
		123,546,867
TOTAL COMMON STOCKS (Cost $425,417,388)		434,554,609
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.17% (b)	8,751,193	8,751,193
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	24,229,312	24,229,312
TOTAL MONEY MARKET FUNDS (Cost $32,980,505)		32,980,505
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $458,397,893)		467,535,114
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(18,031,829)
NET ASSETS - 100%		$ 449,503,285
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,085
Fidelity Securities Lending Cash Central Fund	82,749
Total	$ 97,834
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 434,554,609	$ 427,780,938	$ 6,773,671	$ -
Money Market Funds	32,980,505	32,980,505	-	-
Total Investments in Securities:	$ 467,535,114	$ 460,761,443	$ 6,773,671	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,849,583) - See accompanying schedule: Unaffiliated issuers (cost $425,417,388)	$ 434,554,609
Fidelity Central Funds (cost $32,980,505)	32,980,505
Total Investments (cost $458,397,893)		$ 467,535,114
Receivable for investments sold		12,122,084
Receivable for fund shares sold		402,680
Dividends receivable		52,158
Distributions receivable from Fidelity Central Funds		30,809
Other receivables		16,038
Total assets		480,158,883

Liabilities
Payable for investments purchased	$ 4,675,422
Payable for fund shares redeemed	1,404,370
Accrued management fee	213,501
Distribution and service plan fees payable	6,800
Other affiliated payables	102,827
Other payables and accrued expenses	23,366
Collateral on securities loaned, at value	24,229,312
Total liabilities		30,655,598

Net Assets		$ 449,503,285
Net Assets consist of:
Paid in capital		$ 488,213,240
Undistributed net investment income		4,690,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(52,535,552)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,134,945
Net Assets		$ 449,503,285

Statement of Assets and Liabilities - continued

August 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,614,226 ÷ 132,242 shares)	$ 50.02

Maximum offering price per share (100/94.25 of $50.02)	$ 53.07
Class T: Net Asset Value and redemption price per share ($3,875,166 ÷ 77,752 shares)	$ 49.84

Maximum offering price per share (100/96.50 of $49.84)	$ 51.65
Class B: Net Asset Value and offering price per share ($745,170 ÷ 14,930 shares)A	$ 49.91

Class C: Net Asset Value and offering price per share ($3,953,828 ÷ 79,417 shares)A	$ 49.79

Telecommunications: Net Asset Value, offering price and redemption price per share ($432,830,506 ÷ 8,620,146 shares)	$ 50.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,484,389 ÷ 29,594 shares)	$ 50.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,349,035
Interest		72
Income from Fidelity Central Funds		97,834
Total income		6,446,941

Expenses
Management fee	$ 1,086,051
Transfer agent fees	478,909
Distribution and service plan fees	35,821
Accounting and security lending fees	76,929
Custodian fees and expenses	6,486
Independent trustees' compensation	1,294
Registration fees	43,700
Audit	22,396
Legal	1,552
Miscellaneous	1,805
Total expenses before reductions	1,754,943
Expense reductions	(15,528)	1,739,415
Net investment income (loss)		4,707,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,528,156
Foreign currency transactions	(1,154)
Total net realized gain (loss)		5,527,002
Change in net unrealized appreciation (depreciation) on: Investment securities	25,626,439
Assets and liabilities in foreign currencies	(859)
Total change in net unrealized appreciation (depreciation)		25,625,580
Net gain (loss)		31,152,582
Net increase (decrease) in net assets resulting from operations		$ 35,860,108

Statement of Changes in Net Assets

	Six months ended August 31, 2012 (Unaudited)	Year ended February 29, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,707,526	$ 5,541,550
Net realized gain (loss)	5,527,002	24,725,843
Change in net unrealized appreciation (depreciation)	25,625,580	(35,725,245)
Net increase (decrease) in net assets resulting from operations	35,860,108	(5,457,852)
Distributions to shareholders from net investment income	(747,291)	(4,955,219)
Share transactions - net increase (decrease)	59,617,531	(2,457,615)
Redemption fees	834	35,055
Total increase (decrease) in net assets	94,731,182	(12,835,631)

Net Assets
Beginning of period	354,772,103	367,607,734
End of period (including undistributed net investment income of $4,690,652 and undistributed net investment income of $730,417, respectively)	$ 449,503,285	$ 354,772,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Income from Investment Operations
Net investment income (loss) E	.50	.56	.57	.67	.22	.26
Net realized and unrealized gain (loss)	3.48	(.86)	9.49	10.55	(15.60)	(8.08)
Total from investment operations	3.98	(.30)	10.06	11.22	(15.38)	(7.82)
Distributions from net investment income	(.08)	(.51)	(.77)	(.19)	(.35) M	(.51)
Distributions from net realized gain	-	-	-	(.05)	(.18) M	-
Total distributions	(.08)	(.51)	(.77)	(.24) L	(.52) K	(.51)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 50.02	$ 46.12	$ 46.93	$ 37.64	$ 26.66	$ 42.56
Total Return B, C, D	8.64%	(.54)%	26.87%	42.07%	(36.16)%	(15.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.20%	1.20%	1.26%	1.21%	1.20%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.20%	1.26%	1.21%	1.20%
Expenses net of all reductions	1.17% A	1.18%	1.18%	1.24%	1.21%	1.19%
Net investment income (loss)	2.13% A	1.21%	1.35%	1.89%	.61%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,614	$ 4,677	$ 4,305	$ 3,343	$ 2,112	$ 2,791
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Income from Investment Operations
Net investment income (loss) E	.43	.42	.45	.57	.12	.12
Net realized and unrealized gain (loss)	3.45	(.84)	9.47	10.54	(15.56)	(8.07)
Total from investment operations	3.88	(.42)	9.92	11.11	(15.44)	(7.95)
Distributions from net investment income	(.05)	(.38)	(.66)	(.22)	(.24) M	(.42)
Distributions from net realized gain	-	-	-	(.03)	(.13) M	-
Total distributions	(.05)	(.38)	(.66)	(.24) L	(.37) K	(.42)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.84	$ 46.01	$ 46.81	$ 37.55	$ 26.68	$ 42.49
Total Return B, C, D	8.45%	(.82)%	26.54%	41.64%	(36.34)%	(15.78)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.48% A	1.49%	1.48%	1.55%	1.49%	1.46%
Expenses net of fee waivers, if any	1.48% A	1.49%	1.48%	1.55%	1.49%	1.46%
Expenses net of all reductions	1.47% A	1.47%	1.46%	1.53%	1.48%	1.45%
Net investment income (loss)	1.83% A	.92%	1.06%	1.60%	.33%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,875	$ 2,702	$ 2,882	$ 2,051	$ 620	$ 1,270
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. L Total distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Income from Investment Operations
Net investment income (loss) E	.33	.21	.25	.40	(.05)	(.14)
Net realized and unrealized gain (loss)	3.46	(.83)	9.48	10.54	(15.49)	(8.04)
Total from investment operations	3.79	(.62)	9.73	10.94	(15.54)	(8.18)
Distributions from net investment income	(.02)	(.17)	(.40)	(.04)	(.11) M	(.20)
Distributions from net realized gain	-	-	-	(.01)	(.06) M	-
Total distributions	(.02)	(.17)	(.40)	(.05) L	(.17) K	(.20)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.91	$ 46.14	$ 46.93	$ 37.60	$ 26.71	$ 42.42
Total Return B, C, D	8.22%	(1.29)%	25.96%	40.97%	(36.64)%	(16.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.95%	1.95%	2.01%	1.97%	1.95%
Expenses net of fee waivers, if any	1.93% A	1.95%	1.95%	2.01%	1.97%	1.95%
Expenses net of all reductions	1.93% A	1.93%	1.93%	2.00%	1.96%	1.94%
Net investment income (loss)	1.38% A	.47%	.60%	1.13%	(.15)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 745	$ 596	$ 706	$ 641	$ 363	$ 741
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. L Total distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 I	2011	2010	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Income from Investment Operations
Net investment income (loss) E	.33	.22	.26	.41	(.05)	(.14)
Net realized and unrealized gain (loss)	3.46	(.84)	9.46	10.56	(15.50)	(8.03)
Total from investment operations	3.79	(.62)	9.72	10.97	(15.55)	(8.17)
Distributions from net investment income	(.02)	(.25)	(.44)	(.10)	(.07) M	(.22)
Distributions from net realized gain	-	-	-	(.02)	(.05) M	-
Total distributions	(.02)	(.25)	(.44)	(.12) L	(.11) K	(.22)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 49.79	$ 46.02	$ 46.89	$ 37.61	$ 26.76	$ 42.42
Total Return B, C, D	8.24%	(1.27)%	25.95%	41.00%	(36.64)%	(16.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.93%	1.94%	2.01%	1.97%	1.95%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.94%	2.01%	1.97%	1.95%
Expenses net of all reductions	1.90% A	1.91%	1.92%	2.00%	1.96%	1.94%
Net investment income (loss)	1.40% A	.48%	.61%	1.13%	(.14)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,954	$ 3,514	$ 3,035	$ 2,151	$ 371	$ 902
Portfolio turnover rate G	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.58	.70	.69	.76	.30	.43
Net realized and unrealized gain (loss)	3.47	(.86)	9.52	10.59	(15.65)	(8.12)
Total from investment operations	4.05	(.16)	10.21	11.35	(15.35)	(7.69)
Distributions from net investment income	(.10)	(.65)	(.87)	(.31)	(.41) L	(.52)
Distributions from net realized gain	-	-	-	(.05)	(.20) L	-
Total distributions	(.10)	(.65)	(.87)	(.36) K	(.61) J	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 50.21	$ 46.26	$ 47.07	$ 37.73	$ 26.74	$ 42.70
Total Return B, C	8.77%	(.23)%	27.24%	42.43%	(36.00)%	(15.30)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.90%	.92%	.99%	.97%	.91%
Expenses net of fee waivers, if any	.88% A	.90%	.92%	.99%	.97%	.90%
Expenses net of all reductions	.87% A	.88%	.91%	.98%	.96%	.90%
Net investment income (loss)	2.43% A	1.52%	1.62%	2.15%	.85%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,831	$ 342,262	$ 354,938	$ 279,704	$ 196,231	$ 334,565
Portfolio turnover rate F	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. K Total distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2012	Years ended February 28,
	(Unaudited)	2012 H	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Income from Investment Operations
Net investment income (loss) D	.57	.70	.71	.84	.34	.45
Net realized and unrealized gain (loss)	3.48	(.88)	9.50	10.55	(15.67)	(8.09)
Total from investment operations	4.05	(.18)	10.21	11.39	(15.33)	(7.64)
Distributions from net investment income	(.09)	(.64)	(.88)	(.38)	(.40) L	(.62)
Distributions from net realized gain	-	-	-	(.05)	(.20) L	-
Total distributions	(.09)	(.64)	(.88)	(.43) K	(.59) J	(.62)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 50.16	$ 46.20	$ 47.02	$ 37.69	$ 26.73	$ 42.65
Total Return B, C	8.78%	(.26)%	27.27%	42.59%	(35.99)%	(15.23)%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.89%	.91%	.86%	.91%	.83%
Expenses net of fee waivers, if any	.88% A	.89%	.91%	.86%	.91%	.83%
Expenses net of all reductions	.88% A	.87%	.89%	.84%	.90%	.83%
Net investment income (loss)	2.43% A	1.52%	1.64%	2.29%	.91%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,484	$ 1,022	$ 1,743	$ 1,101	$ 68	$ 256
Portfolio turnover rate F	42% A	72%	72%	90%	168%	134%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. K Total distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2012 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 47,809,069
Gross unrealized depreciation	(47,485,236)
Net unrealized appreciation (depreciation) on securities and other investments	$ 323,833

Tax cost	$ 467,211,281

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At Feburary 29, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (31,682,432)
2018	(12,541,688)
Total with expiration	$ (44,224,120)

The Fund intends to elect to defer to its fiscal year ending February 28, 2013 approximately $4,371,830 of capital losses recognized during the period November 1, 2011 to February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $142,674,054 and $77,682,711, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,771	$ 415
Class T	.25%	.25%	7,678	-
Class B	.75%	.25%	3,208	2,406
Class C	.75%	.25%	18,164	4,499
			$ 35,821	$ 7,320

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,179
Class T	1,194
Class B*	457
Class C*	717
$ 4,547

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,987.29
Class T	5,308.34
Class B	964.30
Class C	5,010.28
Telecommunications	458,358.24
Institutional Class	1,282.25
	$ 478,909

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,788 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $506 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for

Semiannual Report

7. Security Lending - continued

lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $82,749, including $350 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,528 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2012	Year ended February 28, 2012
From net investment income
Class A	$ 8,492	$ 54,285
Class T	3,143	24,009
Class B	256	2,206
Class C	1,681	19,099
Telecommunications	731,839	4,833,836
Institutional Class	1,880	21,784
Total	$ 747,291	$ 4,955,219

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 28, 2012	Six months ended August 31, 2012	Year ended February 28, 2012
Class A
Shares sold	47,204	70,128	$ 2,249,611	$ 3,321,351
Reinvestment of distributions	147	1,116	6,669	47,447
Shares redeemed	(16,505)	(61,569)	(768,026)	(2,787,444)
Net increase (decrease)	30,846	9,675	$ 1,488,254	$ 581,354
Class T
Shares sold	25,319	24,101	$ 1,197,182	$ 1,100,865
Reinvestment of distributions	67	557	3,054	23,555
Shares redeemed	(6,360)	(27,493)	(298,541)	(1,235,915)
Net increase (decrease)	19,026	(2,835)	$ 901,695	$ (111,495)
Class B
Shares sold	2,740	1,659	$ 128,382	$ 77,673
Reinvestment of distributions	5	46	230	1,965
Shares redeemed	(725)	(3,832)	(33,945)	(176,016)
Net increase (decrease)	2,020	(2,127)	$ 94,667	$ (96,378)
Class C
Shares sold	11,345	30,950	$ 534,730	$ 1,412,876
Reinvestment of distributions	26	313	1,164	13,236
Shares redeemed	(8,303)	(19,633)	(390,501)	(879,199)
Net increase (decrease)	3,068	11,630	$ 145,393	$ 546,913
Telecommunications
Shares sold	2,633,330	3,856,487	$ 124,473,339	$ 180,498,933
Reinvestment of distributions	15,557	108,713	709,072	4,652,114
Shares redeemed	(1,428,047)	(4,106,690)	(68,578,164)	(188,141,891)
Net increase (decrease)	1,220,840	(141,490)	$ 56,604,247	$ (2,990,844)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2012	Year ended February 28, 2012	Six months ended August 31, 2012	Year ended February 28, 2012
Institutional Class
Shares sold	12,743	107,857	$ 633,322	$ 5,158,491
Reinvestment of distributions	27	401	1,228	17,134
Shares redeemed	(5,304)	(123,190)	(251,275)	(5,562,790)
Net increase (decrease)	7,466	(14,932)	$ 383,275	$ (387,165)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP Funds Manager 60% Portfolio was the owner of record of approximately 18% of the total outstanding shares of the fund. In addition, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 11% of the total outstanding shares of the fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of Telecommunications.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR believes that no meaningful peer group exists for the funds principally because most other funds in each fund's third-party peer group focus on different industries or sectors than the fund.

For each of Consumer Staples Portfolio, Gold Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

For Materials Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance).

Consumer Staples Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Telecommunications Portfolio

The Board noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Consumer Staples Portfolio, Gold Portfolio, and Materials Portfolio ranked below its competitive median for 2011.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Telecommunications Portfolio ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Class T of Telecommunications Portfolio was above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASGMTI-USAN-1012
1.855656.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012